As filed with the Securities and Exchange Commission on April 7, 2022
Registration No. 033-64410
811-07798

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.

Post-Effective Amendment No. 37
FORM S-6
FOR THE REGISTRATION UNDER THE SECURITIES ACTOF 1933 OF SECURITIES OF UNIT INVESTMENT TRUSTSREGISTERED ON FORM N-8B-2	☒

Exact name of trust:
NYLIAC VARIABLE UNIVERSAL LIFE
SEPARATE ACCOUNT-I
(Exact Name of Registrant)

Name of depositor:
NEW YORK LIFE INSURANCE AND
ANNUITY CORPORATION
(Name of Depositor)
Complete address of Depositor’s principal executive office:
51 Madison Avenue,
New York, New York 10010
(Address of Depositor’s Principal Executive Office)
Name and complete address of agent for service:
Depositor’s Telephone Number: (212) 576-7000
Mary E. Najem, Esq.
New York Life Insurance and Annuity Corporation
51 Madison Avenue
New York, NY 10010
(Name and Address of Agent for Service)

Copy to:
Dodie Kent, Esq. Eversheds Sutherland LLP 1275 Pennsylvania Avenue, NW Washington, DC 20004-2415	Michael McDonnell, Esq. Senior Vice President, Deputy General Counsel and Chief Insurance Counsel New York Life Insurance Company 51 Madison Avenue New York, NY 10010

Approximate Date of Proposed Public Offering: Continuous
It is proposed that this filing will become effective:
☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 1, 2022 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
☐	This post-effective amendment designates a new date for a previously filed post-effective amendment.

Flexible Premium Variable Universal Life Insurance Policies
Prospectus Dated May 1, 2022
Please use one of the following addresses for service requests:
Regular Mail	Express Mail
NYLIAC Variable Products Service Center Madison Square Station P.O. Box 922 New York, NY 10159	NYLIAC Variable Products Service Center 51 Madison Avenue Floor 3B, Room 0304 New York, NY 10010
Telephone: 1-800-598-2019
For submitting death claim forms only, you may also use:
Regular Mail	Express Mail
New York Life P.O. Box 130539 Dallas, TX 75313-0539	New York Life 4849 Greenville Ave, Ste 700 Dallas, TX 75206
Premium payments and loan repayments should be sent to us at:
Regular Mail	Express Mail
NYLIAC 75 Remittance Drive Suite 3021 Chicago, IL 60675-3021	NYLIAC, Suite 3021 c/o The Northern Trust Bank 350 North Orleans Street Receipt & Dispatch, 8th Floor Chicago, IL 60654
This prospectus describes a flexible premium variable universal life insurance policy formerly issued by New York Life Insurance and Annuity Corporation (“NYLIAC”). In this prospectus, the words “we,” “our” or “us” refer to NYLIAC and the words “you” or “your” refer to the policyowner. We have discontinued sales of this policy. We will still accept additional premiums under existing policies. Capitalized terms used in this prospectus have the same meaning as in the section on DEFINITION OF TERMS.

Policy Features
LIFE INSURANCE PROTECTION—This policy offers lifetime insurance protection, with a life insurance benefit payable when the Primary Insured dies while the policy is in effect. Even though the policy offers the protection of permanent life insurance, it can lapse even if all planned premiums are paid on time.
CHOICE OF LIFE INSURANCE BENEFIT OPTIONS—You can choose either a level life insurance benefit equal to the face amount of your policy or a life insurance benefit that varies and is equal to the sum of your policy’s face amount and Cash Value. If you choose a benefit that varies, the life insurance benefit will increase or decrease depending on the performance of the Allocation Alternatives you select. Your policy’s life insurance benefit will never be less than the face amount of your policy. The face amount appears on the Policy Data Page of your policy. Under both options, a higher life insurance benefit may apply if necessary for the policy to qualify as life insurance under the IRC. The policy proceeds we pay will be the sum of the life insurance benefit plus any rider death benefits less any loans (including any accrued loan interest).
FLEXIBLE PREMIUM PAYMENTS—You can decide the amount of premiums to pay and when to pay them, within limits. Although premium payments are flexible, we may require additional premium payments to keep the policy in effect. The policy may terminate if its Net Cash Value is insufficient to pay the policy’s monthly charges. The Cash Surrender Value of your policy will fluctuate depending on the performance of the Allocation Alternatives you have chosen. The Cash Surrender Value also will fluctuate to reflect the premium payments you make and the charges we deduct.
LOANS, WITHDRAWALS, AND SURRENDERS—You can borrow against or withdraw money from your policy, within limits. Loans and withdrawals will reduce the policy’s proceeds, Cash Surrender Value and Net Cash Value. You can also surrender your policy at any time. The Cash Surrender Value of your policy may increase or decrease depending on the performance of the Allocation Alternatives you select. We do not guarantee the Cash Surrender Value for your policy. If you surrender your policy or take a partial withdrawal during the first fifteen Policy Years or within fifteen years after you increase the face amount, we may apply a surrender charge. Loans, withdrawals, and surrenders may have tax consequences.
FACE AMOUNT INCREASES AND DECREASES—You may increase or decrease the face amount of your policy, within limits. We will apply a new schedule of surrender charges to any increase in your policy’s face amount. We may also deduct a surrender charge for any reduction in the face amount.
Replacing existing insurance with any policy may not be to your advantage. In addition, it may not be to your advantage to borrow to purchase this policy or to take withdrawals from another policy that you already own to make premium payments under this policy.
In addition, a variable life insurance policy is designed to provide a Life Insurance Benefit or to help meet other long-term financial objectives. Substantial fees, expenses, and tax implications generally make variable life insurance unsuitable as a short-term savings vehicle. Additionally, the policy may limit your ability to withdraw a portion of the
Cash Value through partial surrenders.

Important Notices
This prospectus provides information that a prospective investor should know before investing. Please read it carefully and retain it for future reference. This prospectus must be accompanied by the current prospectuses for the MainStay VP Funds Trust, the AB Variable Products Series Fund, Inc., the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), the American Funds Insurance Series®, the BlackRock® Variable Series Funds, Inc., the BlackRock® Variable Series Funds II, Inc., the BNY Mellon Investment Portfolios, BNY Mellon Sustainable U.S. Equity Portfolio, the Columbia Funds Variable Series Trust II, the Delaware VIP® Trust, the Deutsche DWS Investments VIT Funds, the Deutsche DWS Variable Series II, the Fidelity® Variable Insurance Products Funds, the Janus Aspen Series, the Legg Mason Partners Variable Equity Trust, the Lincoln Variable Insurance Products Trust, the MFS® Variable Insurance Trust, the MFS® Variable Insurance Trust II, the Morgan Stanley Variable Insurance Fund, Inc., the Neuberger Berman Advisers Management Trust and the PIMCO Variable Insurance Trust (the “Funds”, each individually a “Fund”).
The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense. The policies involve risks, including the potential risk of loss of principal invested. The policies are not deposits of, or guaranteed or endorsed by, any bank, and are not federally insured by the FDIC, the Federal Reserve Board, or any other agency.
Allocation Alternatives—Your policy allows you to choose how you want to invest your premium payments. You have the option to choose from 86 Investment Divisions (83 of which are available to all investors) and a Fixed Account. Policyowners may invest in a total of 21 investment options from among the 86 Investment Divisions and the Fixed Account, at any time. The Investment Divisions available under your policy are:
•
MainStay VP American Century Sustainable Equity (formerly MainStay VP T. Rowe Price Equity Income) —Initial Class
•
MainStay VP Balanced—Initial Class
•
MainStay VP Bond—Initial Class
•
MainStay VP Candriam Emerging Markets Equity—Initial Class*
•
MainStay VP CBRE Global Infrastructure—Initial Class
•
MainStay VP Conservative Allocation—Initial Class
•
MainStay VP Epoch U.S. Equity Yield—Initial Class
•
MainStay VP Equity Allocation—Initial Class
•
MainStay VP Fidelity Institutional AM® Utilities—Initial Class
•
MainStay VP Floating Rate—Initial Class
•
MainStay VP Growth Allocation—Initial Class
•
MainStay VP Income Builder—Initial Class
•
MainStay VP IQ Hedge Multi-Strategy—Initial Class
•
MainStay VP Janus Henderson Balanced—Initial Class
•
MainStay VP MacKay Convertible—Initial Class
•
MainStay VP MacKay Government—Initial Class
•
MainStay VP MacKay High Yield Corporate Bond—Initial Class
•
MainStay VP MacKay International Equity—Initial Class

•
MainStay VP MacKay Strategic Bond—Initial Class
•
MainStay VP Moderate Allocation—Initial Class
•
MainStay VP Natural Resources—Initial Class
•
MainStay VP PIMCO Real Return—Initial Class
•
MainStay VP S&P 500 Index (formerly MainStay VP MacKay S&P 500 Index)—Initial Class
•
MainStay VP Small Cap Growth—Initial Class
•
MainStay VP U.S. Government Money Market—Initial Class**
•
MainStay VP Wellington Growth—Initial Class*
•
MainStay VP Wellington Mid Cap—Initial Class
•
MainStay VP Wellington Small Cap—Initial Class
•
MainStay VP Wellington U.S. Equity—Initial Class
•
MainStay VP Winslow Large Cap Growth—Initial Class
•
AB VPS Growth and Income Portfolio—Class A
•
AB VPS Small/Mid Cap Value Portfolio—Class A
•
American Funds IS Asset Allocation Fund—Class 2
•
American Funds IS The Bond Fund of America®—Class 2
•
American Funds IS Global Small Capitalization Fund—Class 2
•
American Funds IS Growth Fund—Class 2
•
American Funds IS New World Fund®—Class 2
•
American Funds IS Washington Mutual Investors FundSM—Class 2
•
BlackRock® Global Allocation V.I. Fund—Class I
•
BlackRock® High Yield V.I. Fund—Class I
•
BNY Mellon IP Technology Growth Portfolio—Initial Shares
•
BNY Mellon Sustainable U.S. Equity Portfolio—Initial Shares
•
ClearBridge Variable Appreciation Portfolio—Class I
•
Columbia Variable Portfolio—Commodity Strategy Fund—Class 1*
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Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 1
•
Columbia Variable Portfolio—Intermediate Bond Fund—Class 1
•
Delaware VIP® Emerging Markets Series—Standard Class
•
Delaware VIP® Small Cap Value Series—Standard Class
•
DWS Alternative Asset Allocation VIP—Class A
•
DWS Small Cap Index VIP—Class A
•
DWS Small Mid Cap Value VIP—Class A
•
Fidelity® VIP Bond Index Portfolio—Initial Class

•
Fidelity® VIP ContrafundSM Portfolio—Initial Class
•
Fidelity® VIP Emerging Markets Portfolio—Initial Class
•
Fidelity® VIP Equity-Income PortfolioSM—Initial Class
•
Fidelity® VIP Freedom 2020 PortfolioSM—Initial Class
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Fidelity® VIP Freedom 2030 PortfolioSM—Initial Class
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Fidelity® VIP Freedom 2040 PortfolioSM—Initial Class
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Fidelity® VIP Growth Opportunities Portfolio—Initial Class
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Fidelity® VIP Health Care Portfolio—Initial Class
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Fidelity® VIP International Index Portfolio—Initial Class
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Fidelity® VIP Investment Grade Bond Portfolio—Initial Class
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Fidelity® VIP Mid Cap Portfolio—Initial Class
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Franklin Templeton Aggressive Model Portfolio—Class I
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Franklin Templeton Conservative Model Portfolio—Class I
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Franklin Templeton Moderate Model Portfolio—Class I
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Franklin Templeton Moderately Aggressive Model Portfolio—Class I
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Franklin Templeton Moderately Conservative Model Portfolio—Class I
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Invesco V.I. EQV International Equity Fund (formerly Invesco V.I. International Growth Fund)—Series I Shares
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Invesco V.I. Main Street Small Cap Fund®—Series I Shares
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Janus Henderson Enterprise Portfolio—Institutional Shares
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Janus Henderson Global Research Portfolio—Institutional Shares
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LVIP SSgA Mid-Cap Index Fund—Standard Class
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MFS® International Intrinsic Value Portfolio—Initial Class
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MFS® Investors Trust Series—Initial Class
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MFS® Mid Cap Value Portfolio—Initial Class
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MFS® New Discovery Series—Initial Class
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MFS® Research International Portfolio—Initial Class
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MFS® Research Series—Initial Class
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Morgan Stanley VIF U.S. Real Estate Portfolio—Class I
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Neuberger Berman AMT Mid Cap Growth Portfolio—Class I
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PIMCO VIT Income Portfolio—Institutional Class
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PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Institutional Class
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PIMCO VIT Low Duration Portfolio—Institutional Class
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PIMCO VIT Total Return Portfolio—Institutional Class

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Western Asset Core Plus VIT Portfolio—Class I
*
Premiums or transfers will only be accepted into this fund from policyowners already invested in this fund. Policyowners who remove all Cash Value allocations from this fund will not be permitted to reinvest in this fund.
**
You may lose money by investing in this fund (or any other fund). Although this fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the fund’s sponsor would provide such support. The fund’s yield may be very low during periods of low interest rates, and the yield in the separate account could be negative after the deduction of separate account charges.
We do not guarantee the investment performance of the Investment Divisions, which involve varying degrees of risk.

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Page
Misstatement of Age or Sex	60
Suicide	60
RECORDS AND REPORTS	60
Page
LEGAL PROCEEDINGS	60
FINANCIAL STATEMENTS	61
This prospectus is not considered an offering in any jurisdiction where the sale of this policy cannot lawfully be made. NYLIAC does not authorize any information or representations regarding the offering other than as described in this prospectus or in any attached supplement to this prospectus or in any supplemental sales material NYLIAC produces.
In certain jurisdictions, different provisions may apply to the policy. Please refer to the policy or ask your registered representative for details regarding your particular policy.
The Investment Divisions offered through the NYLIAC VUL policy and described in this prospectus are different and may have different investment performance from mutual funds that may have similar names, the same adviser, the same investment objective and policy and similar portfolio securities.
iii

HOW TO REACH US FOR POLICY SERVICES

You can send service requests to us at one of the Variable Products Service Center (VPSC) addresses listed on the first page of this prospectus (or any other address we indicate to you in writing). In addition, as described below, you can reach us by phone on our toll-free number (1-800-598-2019) or contact us online at www.newyorklife.com. We make online service at www.newyorklife.com available at our discretion. In addition, availability of online service may be interrupted temporarily at certain times. We do not assume responsibility for any loss if service should become unavailable. All NYLIAC requirements must be met in order for us to deem your request in Good Order and process it. Please review all service request forms carefully and provide all required information as applicable to the transaction. If your request is not in Good Order, we will not be able to process your service request. We will make every reasonable attempt to notify you of this situation. It is important that you inform New York Life or NYLIAC of an address change so that you can receive important statements. We do not currently accept faxed or e-mailed service requests, however we reserve the right to accept them at our discretion.
E-mail inquiries that are non-transactional may be sent online at www.newyorklife.com once they have passed all security protocols to identify the policyowner.
Online Service at www.newyorklife.com
Through www.newyorklife.com, you can get up-to-date information about your policy and request fund transfers and allocation changes. We may revoke online service for certain policyowners (see “CASH VALUE AND CASH SURRENDER VALUE--Limits on Transfers”).
In order to obtain policy information online at www.newyorklife.com, you are required to register for access. You will be required to register a unique User Name and Password to gain access. Through www.newyorklife.com, you can, among other things, access policy values, change your address, download service forms, upload documents and forms, view policy statements, and submit policy transactions.
We will use reasonable procedures to make sure that the instructions we receive through www.newyorklife.com are genuine. We are not responsible for any loss, cost, or expense for any actions we take based on instructions received online at www.newyorklife.com that we believe are genuine. We will confirm all transactions in writing.
Policies that are jointly owned may not request transactions through www.newyorklife.com. Transfers and allocation changes received after 4:00 p.m. (Eastern Time) or on a non-Business Day, will be processed and priced as of the next Business Day.
We make online service at www.newyorklife.com available at our discretion. We may revoke online service for certain policyowners. In addition, availability of online service may be interrupted temporarily at times. We do not assume responsibility for any loss if service should become unavailable. If you are experiencing problems, you can send service requests to us at one of the addresses listed on the first page of this prospectus (or any other address we indicate to you in writing).
Currently, online service at www.newyorklife.com is available Monday through Friday, from 6:00 a.m. to 4:00 a.m., Saturdays from 6:00 a.m. to 2:00 a.m., and Sundays from 7:00 a.m. to 1:00 a.m. (Eastern Time).
After login at www.newyorklife.com, you can:
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e-mail your registered representative or the VPSC;
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obtain current policy values;
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transfer assets between investment options;
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change the allocation of future premium payments;
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reset your password;
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change your address;
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download service forms;
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upload documents and forms;
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view and download policy statements;
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establish a new or modify an existing Automatic Asset Rebalancing arrangement;
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change your phone number or e-mail address;
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view and update beneficiary information;
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update your Client Profile or Investor Profile;
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enroll in electronic delivery of select policy mailings and notifications;
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make premium payments, and
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make repayments toward a loan.
The online service www.newyorklife.com enables you to sign-up to receive future prospectuses and policyowner annual and semi-annual reports electronically for your Policy online at www.newyorklife.com after login. Electronic delivery is not available for policies that are owned by corporations, trusts or organizations at this time.
Third-Party Access to Your Account
You can authorize a third party, including a joint policyowner, to access your policy information and make transfers among Investment Divisions and/or the Fixed Account, allocation changes, and other permitted transactions on your behalf through a Customer Service Representative. You may also authorize your registered representative to make transfers among Investment Divisions and/or the Fixed Account by telephone. To do so, you must send the VPSC a Telephone Authorization Form in Good Order to one of the addresses listed on the first page of this prospectus (or any other address we indicate to you in writing). The Customer Service Representative will require certain identifying information (Social Security number, address of record, date of birth) before taking any requests or providing any information to ensure that the individual giving instructions is authorized.
Risks Affecting our Administration of Your Policy
NYLIAC’s business activity and operations, and/or the activities and operations of our service providers and business partners, are subject to certain risks, including, those resulting from information systems failures, cyber-attack/ransomware, or current or future outbreaks of infectious diseases, epidemics or pandemics (“serious infectious disease outbreaks”). These risks are common to all insurers and financial service providers and may materially impact our ability to administer the policy (and to keep policyowner information confidential). (See “Information Systems Failures and Cybersecurity Risks” for more information on information systems failures and cybersecurity risks and “Risks from Serious Infectious Disease Outbreaks” for more information on risks from serious infectious disease outbreaks.)
Potential for Low Crediting Rates
The rates we declare on the Fixed Account, DCA Account and the interest on the loaned value may be lower that what you would find acceptable.
Information Systems Failures and Cybersecurity Risks
NYLIAC’s ability to administer the policy (and to keep policyowner information confidential) is subject to certain cybersecurity and cyber-attack risks that are common to all insurers and financial service providers. We rely on technology, including digital communications and data storage networks and systems to conduct our variable product business activities. Because our business, including our variable product business, is highly dependent upon the effective operation of our computer systems (including the online service at www.newyorklife.com and other systems) and those of our service providers and business partners, our business is vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from information system failures and cyber-attacks, including ransomware. These risks also apply to other insurance and financial services companies and businesses. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained
2

online or digitally, interference with or denial of service attacks on websites and other operational disruption, and unauthorized use, abuse and/or release of confidential customer (including policyowner and insured) information. We have established administrative and technical controls and cybersecurity plans, including a business continuity plan, to identify and protect our operations against system failures and cybersecurity breaches, including ransomware. Despite these controls and plans, systems failures and cyber-attacks affecting NYLIC, NYLIAC or any of their affiliates and other affiliated or unaffiliated third-party administrators, underlying funds, intermediaries and other service providers and business partners may have a material, negative impact on us and your policy Cash Value. For instance, systems failures and cyber-attacks may (i) interfere with our processing of policy transactions (including surrenders, withdrawals, loans, and transfers) and the processing of orders from online service requests at www.newyorklife.com or with the underlying funds or cause other operational issues; (ii) impact our ability to calculate accumulation unit values and policy’s Cash Values; (iii) cause the release, loss and/or possible destruction of confidential customer or business information; and/or (iv) subject us and/or our service providers, business partners and intermediaries to regulatory fines, litigation, financial losses and/or cause us reputational damage. Systems failures and cybersecurity breaches may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your policy to lose value. There can be no assurance that we, or the underlying funds or our service providers and business partners will be able to avoid these risks at all times or avoid losses affecting your policy due to information systems failures or cyber-attacks.
Risks from Serious Infectious Disease Outbreaks
Our ability to administer your policy is subject to certain risks - common to all insurers and financial service providers -- that could result from current or future outbreaks of infectious diseases, epidemics or pandemics (“serious infectious disease outbreaks”). Serious infectious diseases may spread rapidly. Serious infectious disease outbreaks - and general concerns about the course and effects of such outbreaks -- not only raise serious health concerns, but may significantly disrupt economic activity in the U.S. and globally. The effects of a serious infectious disease outbreak may be short-term or last for extended time periods.
Our business activity and operations, and/or the activities and operations of our service providers and business partners, could be adversely affected or interrupted by serious infectious disease outbreaks. In order to mitigate the possible effects of these types of events, NYLIAC has established business continuity and disaster recovery plans. These plans may, for example, require our employees to work and access our information technology, communications or other systems remotely. Notwithstanding these plans, a serious infectious disease outbreak and public health measures taken by government officials to combat an outbreak -- may have a material, adverse effect on us, our ability to administer your policy and your policy Cash Value. For example, a serious infectious disease outbreak or public health measures implemented to combat it may adversely affect our business and operations by (i) interfering with our processing of policy transactions (including surrenders, withdrawals, loans, and transfers) and the processing of orders from online service requests at www.newyorklife.com or with the underlying funds or cause other operational issues; (ii) delaying or interrupting our receipt of pricing or other services provided by third parties, thereby affecting among other things our ability to calculate accumulation unit values and policy cash values or to administer policy transactions dependent on systems and services provided by third parties; (iii) preventing our workforce from being able to be physically present at one or more of our worksites or from traveling to alternative worksites needed to implement our business continuity and disaster recovery plans, thereby resulting in lengthy interruptions of service; or (iv) subjecting us and/or our service providers, business partners and intermediaries to regulatory fines, litigation, financial losses and/or cause us reputational damage. In addition, our operations require experienced professional staff. Loss of a substantial number of such persons or an inability to provide properly equipped places for them to work may disrupt our operations and adversely affect our business. Serious infectious disease outbreaks may also affect the issuers of securities in which the underlying funds invest, which may cause the funds underlying your policy Cash Value to decrease in value. Serious infectious disease outbreaks may also affect market interest rates, which may affect the interest crediting rates we may declare on the Fixed Account under your policy (subject to the guaranteed minimum interest crediting rate). There can be no assurance that we, the underlying funds, the companies in which they invest, or our services providers and business partners will be able to avoid these risks at all times or avoid losses affecting your policy due to serious infectious disease outbreaks.
Registered Representative Actions
You may authorize us to accept electronic or telephone instructions from your registered representative or the registered service assistant assigned to your policy to make premium allocations, transfers among Allocation
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Alternatives, Automatic Asset Rebalancing (AAR) updates (if applicable) and changes to your investment objective and/or risk tolerance. You may also authorize us to accept telephone instructions from your registered representative to make Interest Sweep, Dollar Cost Averaging (DCA), DCA Plus, and DCA Extension updates (if applicable). Only your registered representative can make these requests by telephone. Your AAR will be canceled if a premium allocation change or fund transfer is submitted on your behalf and the AAR is not also modified at the time to be consistent with your fund transfer and premium allocation changes.
To authorize a registered representative or registered service assistant assigned to your policy to make premium allocations and transfers, you must send a completed Trading and Partial Withdrawal Authorization Form in Good Order to the VPSC at one of the addresses noted on the first page of this Prospectus. We may revoke or deny Trading Authorization privileges for certain policyowners (See CASH VALUE AND CASH SURRENDER VALUE—Limits on Transfers). Trading Authorization may be elected, changed or cancelled at any time. We will confirm all transactions in writing. Not all transactions are available on the Internet.
NYLIAC is not liable for any loss, cost or expense for acting on instructions which are believed to be genuine in accordance with our procedures. As these parties act on your behalf, you are responsible for and bear the consequences of their instructions and actions, including limits on transfers.
We may choose to accept forms you have completed that your registered representative or your local General Office transmits to us electronically via our internal secured network. For information on how to initiate a transfer between Investment Divisions, or request a partial withdrawal, please refer to the sections titled “Transfers” or “Partial Withdrawals” in this prospectus. We do not currently accept faxed or e-mailed requests for transactions affecting your investments under the policy, but reserve the right to accept them at our discretion.
DEFINITION OF TERMS

1933 Act: The Securities Act of 1933, as amended.
1940 Act: The Investment Company Act of 1940, as amended.
AAR: Automatic Asset Rebalancing.
Accumulation Unit: An accounting unit used to calculate the values under the policy held in the Separate Account.
Accumulation Value: The value of Accumulation Units in the Investment Divisions of the Separate Account. The Accumulation Value is equal to the sum of the products of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Divisions.
Allocation Alternatives: The 83 Allocation Alternatives available to policyowners. This currently consists of 86 Investment Divisions (83 of which are available to all investors) and the Fixed Account.
Beneficiary: The person(s) or entity(ies) you name to receive insurance proceeds after the Insured dies.
Business Day: Any day on which the New York Stock Exchange (“NYSE”) is open for regular trading. Our Business Day ends at 4:00 p.m. Eastern Time or the closing of regular trading on the NYSE, if earlier.
Cash Surrender Value: An amount payable to you upon surrender of the policy. This amount is equal to the Cash Value less any surrender charges, any deferred contract charges, and any Policy Debt. However, for purposes of determining whether the policy lapses, any deferred contract charge will not be considered during the deferral period.
Cash Value: The sum of the Accumulation Value and the value in the Fixed Account.
Eligible Portfolios (“Portfolios”): The mutual fund portfolios of the Funds that are available for investment through the Investment Divisions of the Separate Account. Portfolios described in this prospectus are different from portfolios available directly to the general public. Investment results will differ.
Fixed Account: The Allocation Alternative that credits interest at fixed rates which are declared periodically in advance in our sole discretion, and are subject to a minimum guarantee. This rate can change but will never be less than 4%. Amounts in the Fixed Account are part of NYLIAC’s general account, which is subject to the claims of its general creditors.
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Flat Extra: An additional charge that may be assessed and added to the monthly cost of insurance charge to cover an additional risk on the Insured.
Fund: An open-end management investment company.
Good Order: A request or transaction is in Good Order if it complies with our administrative procedures, and the required information is complete and correct. This means the actual receipt by us of your request and any instructions related to the request in writing (or, if permitted, by telephone or electronic means), along with all forms, and any other information or documentation necessary to complete the transaction. We may, in our sole discretion, determine whether any particular request or transaction is in Good Order. We may reject or delay a request or transaction if the information needed is not in Good Order. If you have any questions, you should contact us or your registered representative before submitting a form or request.
Guideline Annual Premium: On the Policy Date, it is the annual premium for the benefits provided, based on guaranteed mortality and expense risk charges and an interest rate of 4%. It is the same as “guideline level premium,” as defined in Section 7702 of the IRC.
Investment Division: A division of the Separate Account. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.
IRC: Internal Revenue Code of 1986, as amended.
IRS: The Internal Revenue Service.
Issue Date: The day we approve and issue the policy.
Modified Endowment Contract (“MEC”): A modified endowment contract, which is a type of life insurance contract defined in Section 7702A of the Internal Revenue Code. For a description of MECs and the tax consequences of MEC status, please see “Basic Questions About Us and Our Policy—12. What is a modified endowment contract?”, “--13. Can the policy become a modified endowment contract?” and Federal Income Tax Considerations—Modified Endowment Contract Status” below.
Monthly Deduction Day: The date we deduct your monthly contract charge, cost of insurance charge, and any rider charges from your policy’s Cash Value. The first Monthly Deduction Day will be the monthly anniversary of the Policy Date on or following the Issue Date. If a Monthly Deduction Day falls on a day that is not a Business Day, the Monthly Deduction Charges will be deducted on the following Business Day.
Net Cash Value: The Cash Value, less any unpaid loans and accrued interest, and less the smaller of (a) any surrender charges that may apply at time of lapse or (b) the sum of any partial withdrawals, unpaid loans and accrued interest.
Net Premium: The balance of a premium payment after applicable sales expense, state premium tax, and federal tax charges have been deducted.
New York Life: New York Life Insurance Company.
Non-Qualified Policy: A variable universal life insurance policy that is not a Qualified Policy.
NYLIAC: New York Life Insurance and Annuity Corporation.
NYLIFE Distributors: NYLIFE Distributors, LLC.
Policy Data Page: Page 2 of the policy, which contains the policy specifications.
Policy Date: The date we use as the starting point for determining policy anniversaries, Policy Years, and Monthly Deduction Days. Your Policy Date will be the same as your Issue Date, unless you request otherwise. Generally, you cannot choose a Policy Date that is more than six months before your policy’s Issue Date. You can find your Policy Date on the Policy Data Page.
Policy Debt: The amount of the obligation from a policyowner to NYLIAC from outstanding loans. This amount includes any loan interest accrued to date.
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Policy Proceeds: The benefit we will pay to your beneficiary when we receive proof that the insured died while the policy is in effect. It is equal to the Life Insurance Benefit, plus any additional benefits under any riders you have chosen, minus any outstanding loans (including any accrued loan interest).
Policy Year: The twelve-month period starting with the Policy Date, and each twelve-month period thereafter.
Portfolio(s): See “Eligible Portfolios”.
Primary Insured: The person who is insured under the base policy.
Qualified Plan: An employee benefit plan that is intended to qualify for special federal income tax treatment under Section 401(a) of the IRC.
Qualified Policy: A variable universal life insurance policy owned by a Qualified Plan.
Sales Standards: The criteria used to evaluate whether a recommended transaction, relating to your policy, complies with applicable standards of conduct.
SEC: The Securities and Exchange Commission.
Separate Account: NYLIAC Variable Universal Life Separate Account-I, a segregated asset account NYLIAC established to receive and invest Net Premiums that are allocated to the Investment Divisions. The Separate Account is divided into subaccounts that correspond to the Investment Divisions.
Separate Account Value: An amount equal to the Cash Value allocated to the Separate Account.
Surrender Charge Guideline Annual Premium: Same as Guideline Annual Premium, except that the calculation assumes 5% interest rate, Life Insurance Benefit Option 1, and assumes that there are no riders. It is used for purposes of calculating surrender charges.
VPSC: The Variable Products Service Center. You may contact the VPSC toll-free by calling 1-800-598-2019, or by sending correspondence to the addresses listed on the first page of this prospectus (or any other address we indicate to you in writing.) See HOW TO REACH US FOR POLICY SERVICES for more information.
www.newyorklife.com: Through www.newyorklife.com, you can get up-to-date information about your policy. See HOW TO REACH US FOR POLICY SERVICES for more information.
BASIC QUESTIONS AND ANSWERS ABOUT US AND OUR POLICY

1. What are NYLIAC and New York Life?
New York Life Insurance and Annuity Corporation (“NYLIAC”) is a stock life insurance company incorporated in Delaware in 1980. NYLIAC is licensed to sell life, accident, and health insurance and annuities in the District of Columbia and all states. In addition to the policies described in this prospectus, NYLIAC offers other life insurance policies and annuities. This prospectus includes NYLIAC’s financial statements.
NYLIAC is a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”), a mutual life insurance company founded in New York in 1845. NYLIAC held assets of $183.13 billion at the end of 2021. New York Life has invested in NYLIAC, and may, in order to maintain capital and surplus in accordance with state requirements occasionally make additional contributions to NYLIAC.
2. What type of variable life insurance policy is described by this Prospectus?
In this prospectus, we describe a flexible premium variable universal life insurance policy. The policy provides for a death benefit, Cash Value, loan privileges, and flexible premiums. It is called “flexible” because you may select the timing and amount of premiums and adjust the death benefit by increasing or decreasing the face amount (subject to certain restrictions). It is called “variable” because the death benefit may, and the Cash Value will, go up or down depending on the performance of the Investment Division(s) to which Cash Value is allocated.
The policy is a legal contract between you and NYLIAC. The entire contract consists of the policy, the application, and any riders to the policy.
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3. How is the policy available for issue?
The policy is no longer available for issue.
4. What is the Cash Value of the policy?
The Cash Value is determined by (1) the amount and timing of premiums, (2) the investment experience of the Investment Divisions you selected, (3) the interest credited to amounts in the Fixed Account, and (4) any partial withdrawals and charges imposed on the policy. You bear the investment risk of any depreciation in value of the assets underlying the Investment Divisions, but you also reap the benefit of any appreciation in their value.
5. How is the value of an Accumulation Unit determined?
We calculate an Accumulation Unit value each day that the New York Stock Exchange (“NYSE”) is open for regular trading. We do this at the close of the NYSE (currently 4:00 p.m. Eastern Time). We determine the value of an Accumulation Unit by multiplying the value of that unit on the prior day when the NYSE was open by the net investment factor. The net investment factor we use to calculate the value of an Accumulation Unit is equal to:
(a / b) – c
Where:	a = the sum of:
			(1)	the net asset value of a Portfolio share held in the Separate Account for that Investment Division determined at the end of the current day on which we calculate the Accumulation Unit value, plus
(2)
the per share amount of any dividends or capital gain distributions made by the Portfolio for shares held on the Separate Account for that Investment Division if the ex-dividend date occurs since the end of the immediately preceding day on which we calculate an Accumulation
Unit value for that Investment Division.

	b	=
the net asset value of a Portfolio share held in the Separate Account for that Investment Division determined as of the end of the immediately preceding day on which we calculated an Accumulation
Unit value for that Investment Division.

	c	=
a factor representing the mortality and expense risk charges and the administrative charges. This factor is deducted on a daily basis and is currently equal, on an annual basis, to 0.70% (0.60% for mortality and expense risk and 0.10% for administrative charges) of the daily net asset value of a
Portfolio share in the Separate Account for that Investment Division.

The net investment factor may be greater or less than one. Therefore, the value of an Accumulation Unit may increase or decrease.
6. What is a Net Premium and how is it applied?
When you give us a premium payment, we deduct the sales expense, state premium tax, and federal tax charges from your premium. We call the remainder the “Net Premium”. You may allocate this Net Premium among the Allocation Alternatives. The Allocation Alternatives currently consist of 86 Investment Divisions (83 of which are available to all investors) and the Fixed Account. You can only have money, however, in a maximum of 21 Allocation Alternatives, including the Fixed Account at any one time. The 86 Investment Divisions are listed on the second and third pages of the prospectus.
7. What is the Fixed Account?
As an alternative to the Investment Divisions, you can allocate or transfer amounts to the Fixed Account. We will credit any amounts in the Fixed Account with a fixed interest rate, which we declare periodically in advance at our sole discretion. This rate will never be less than 4% per year. Interest accrues daily and is credited on each Monthly Deduction Day. All Net Premiums allocated or amounts transferred less amounts withdrawn, transferred from, or charged against the Fixed Account receive the interest rate in effect at that time. Different rates may apply to loaned and unloaned funds.
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8. How long will the policy remain in force?
The policy does not automatically terminate if you do not pay the scheduled premiums. Payment of these premiums does not guarantee the policy will remain in force. The policy terminates only when the Net Cash Value is insufficient to pay the policy’s monthly deductions or when there is any outstanding Policy Debt that exceeds the Cash Value less surrender charges and deferred contract charge, and a late period expires without sufficient payment. In New York, policies issued on or after May 1, 1995 will terminate at the Insured’s age 100. Additional provisions apply to policies with a Guaranteed Minimum Death Benefit rider. See ADDITIONAL PROVISIONS OF THE POLICY—Additional Benefits Provided By Riders—Guaranteed Minimum Death Benefit Rider.
9. Is the amount of the death benefit guaranteed?
As long as the policy remains in force, the death benefit will be equal to the amount calculated under the applicable life insurance benefit option you selected, plus any death benefit payable on the Primary Insured under a rider, and less any Policy Debt. See DEATH BENEFIT UNDER THE POLICY. Additional provisions apply to policies with a Guaranteed Minimum Death Benefit rider. See ADDITIONAL PROVISIONS OF THE POLICY—Additional Benefits Provided By Riders—Guaranteed Minimum Death Benefit Rider.
10. Is the death benefit subject to income taxes?
The Beneficiary may generally exclude the death benefit paid under a policy from his/her gross income for federal income tax purposes. See FEDERAL INCOME TAX CONSIDERATIONS.
Tax law provisions relating to “employer-owned life insurance contracts” may impact whether and to what extent the Life Insurance Benefit may be received on a tax-free basis. You may be required to take certain actions before acquiring the Policy in order to ensure that such Benefit may be received on a tax-free basis. See the discussion under FEDERAL INCOME TAX CONSIDERATIONS—Life Insurance Status of Policy—IRC Section 101(j)—Impact on Employer-Owned Policies for more information.
11. Does the policy have a Cash Surrender Value?
You can surrender the policy at any time and receive its Cash Surrender Value. We also allow partial withdrawals subject to certain restrictions. The Cash Surrender Value of a policy fluctuates with the investment performance of the Investment Divisions in which the policy has Accumulation Value and the amount held in the Fixed Account. It may increase or decrease daily.
If you choose to surrender your policy, you must provide written notification, in Good Order, to the VPSC at one of the addresses listed on the first page of this prospectus.
For federal income tax purposes, you are not usually taxed on increases in the Cash Surrender Value until you actually surrender the policy. You may, however, be taxed on all or a part of the amount distributed for certain partial withdrawals and policy loans. See CASH VALUE AND CASH SURRENDER VALUE—Cash Surrender Value, and FEDERAL INCOME TAX CONSIDERATIONS.
12. What is a modified endowment contract?
A modified endowment contract is a life insurance policy under which the cumulative premiums paid during the first seven Policy Years are greater than the cumulative premiums payable under a hypothetical policy providing for guaranteed benefits upon the payment of seven level annual premiums. Certain changes to the policy can subject it to retesting for a new seven-year period. If your policy is determined to be a modified endowment contract, any distributions during your lifetime, including collateral assignments, loans, and partial withdrawals are taxable if there is a gain in the policy. In addition, you may also incur a penalty tax if the distribution occurs when the taxpayer is not yet age 59½.
13. Can the policy become a modified endowment contract?
The policy can become a modified endowment contract. We currently test a policy at issue to determine whether it will be classified as a modified endowment contract. This at-issue test examines the policy for the first seven contract years. We base the test on the benefits applied for in the policy application and the initial premium requested, and on
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the assumption that there are no increases in premiums or changes in benefit structure during the period. We also have procedures to monitor whether a policy may become a modified endowment contract after issue. See FEDERAL INCOME TAX CONSIDERATIONS— Modified Endowment Contract Status.
14. What premiums are payable?
The Policy Data Page shows the amount and interval of any scheduled premiums. A scheduled premium (also known as a planned premium) does not have to be paid to keep the policy in force if there is enough Net Cash Value to cover the charges made on the Monthly Deduction Day. You may increase or decrease the amount of any scheduled premium subject to the limits we set. You may not, however, make a premium payment that would exceed the guideline premium limitations under Section 7702 of the IRC and jeopardize the policy’s qualification as “life insurance”. You may also change the frequency of premiums subject to our minimum premium rules. Scheduled premiums end on the policy anniversary on which the Insured is age 95. Premium payments must be made to one of the addresses listed on the first page of this prospectus.
Acceptance of initial and subsequent premium payments is subject to our Sales Standards.
15. What are unscheduled premiums?
While the Insured is living, you can pay unscheduled premiums (also known as unplanned premiums) at any time before the policy anniversary on which the Insured is age 95. Any unscheduled premiums must equal at least $50. You may not, however, make a premium payment that would exceed the guideline premium limitations under Section 7702 of the IRC and jeopardize the policy’s qualification as “life insurance”. Unscheduled premiums also include the proceeds of an exchange made in accordance with Section 1035 of the IRC. If an unscheduled premium would result in an increase in the death benefit greater than the increase in the Cash Value, we reserve the right to require proof of insurability before accepting that premium and applying it to the policy. We also reserve the right to limit the number and amount of any unscheduled premiums. In certain states, an unscheduled premium may be made once each Policy Year. Subsequent premium payments must be made to one of the addresses listed on the first page of this prospectus. For details see GENERAL PROVISIONS OF THE POLICY—Premiums.
16. When are premiums put into the Fixed Account or the Separate Account?
On the Business Day we receive a premium, we first deduct a sales expense charge not to exceed the amount shown on the Policy Data Page. We also deduct the state premium tax and federal tax charges. After the end of the Free Look period, we will apply the balance of the premium (the Net Premium) to the Separate Account and the Fixed Account, in accordance with your allocation election in effect at the time when the premium is received. We will do this before any other deductions that may be due are made. The allocation percentages must be in whole numbers. (Deductions are described in greater detail in Question 18, “Are there charges against the policy?”)
17. How are Net Premiums allocated among the Allocation Alternatives?
You can allocate Net Premiums to a maximum of 21 of the Allocation Alternatives, which include the 86 Investment Divisions (83 of which are available to all investors) plus the Fixed Account. You can also raise or lower the percentages of the Net Premium (which must be in whole number percentages) allocated to each Allocation Alternative at the time you make a premium payment. We will allocate Net Premiums in accordance with your instructions.
You can change the premium allocation any time you make a subsequent premium payment by submitting a revised premium allocation form to one of the addresses listed for payment of subsequent premiums on the first page of this prospectus. Your revised premium allocation selections will be effective as of the Business Day the revised premium allocation is received by VPSC at one of the addresses listed on the first page of the prospectus. Premium allocation selections received after market close will be effective the next business day.
18. Are there charges against the policy?
We deduct three charges from each premium, whether scheduled or unscheduled. A sales expense charge not to exceed 5% is used to partially cover sales expenses. We also deduct 2% and 1.25% for state premium tax and federal tax charges, respectively. We allocate each premium, net of these charges, to the Fixed Account or the Investment
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Divisions. Each becomes a part of the Cash Value. See CHARGES UNDER THE POLICY—Deductions from Premium Payments.
On each Monthly Deduction Day, we make the following deductions from the policy’s Cash Value:
(a)
A monthly contract charge not to exceed, on an annual basis, the amount shown on the Policy Data Page (In the first Policy Year, the excess of the monthly charge over the amount of the monthly charge applicable in renewal years is deferred to the earlier of the first policy anniversary or surrender of the policy. However, if the policy is surrendered in the first Policy Year, the full amount deferred is deducted.);
(b)
The monthly cost of insurance; and
(c)
The monthly cost for any riders attached to the policy.
We may also make a deduction for any temporary Flat Extras as set forth on the Policy Data Page. A temporary Flat Extra is a charge per $1,000 of the net amount at risk made against the Cash Value for the amount of time specified on the Policy Data Page. It is designed to cover the risk of substandard mortality experience which is not permanent in nature due to an insured’s circumstances including, but not limited to, his or her medical condition, occupation, motor vehicle or aviation record.
The Monthly Deduction Day is shown on the Policy Data Page. The first Monthly Deduction Day will be the monthly anniversary of the Policy Date on or following the Issue Date. Subsequent Monthly Deduction Days will be on each monthly anniversary of the Policy Date.
Some deductions are made on a daily basis against the assets of the Investment Divisions. We assess daily charges, calculated at an annual rate of 0.60% and 0.10% of the value of the assets of each Investment Division, for mortality and expense risks and administrative charges, respectively. We may change the mortality and expense risk charge at our option subject to a maximum charge of 0.90%. Similarly, we may calculate tax assessments daily. Currently, we are not making any charges for income taxes, but we may make charges in the future against the Investment Divisions for federal income taxes attributable to them.
In addition, the value of the shares of each Portfolio reflects advisory fees, administration fees, and other expenses deducted from the assets of each Portfolio. Upon a surrender or requested decrease in the policy’s face amount, including decreases caused by a change in the life insurance benefit option, we assess a surrender charge. A partial withdrawal or a change in the life insurance benefit option may result in a decrease in face amount. We deduct the surrender charge from the Cash Value at the time of surrender or decrease.
Partial withdrawals of Cash Value are also subject to a charge not to exceed the lesser of $25 or 2% of the amount withdrawn. See CHARGES UNDER THE POLICY and FEDERAL INCOME TAX CONSIDERATIONS.
19. What is the loan privilege?
Using the policy as sole security, you can borrow any amount up to the loan value of the policy. The loan value on any given date is equal to (i) 90% of the Cash Value, less applicable surrender charges and less any deferred contract charges, less (ii) any Policy Debt.
20. Do I have a right to cancel?
You have the right to cancel the policy at any time during the Free Look period and receive a refund. The Free Look period begins on the date you receive the policy. It ends 20 days later (or as otherwise required by state law). To receive a refund you must return the policy to VPSC and/or provide a written request for cancellation in Good Order at one of the addresses listed on the first page of this prospectus (or to any other address we indicate to you in writing), or to the registered representative from whom you purchased the policy. You may cancel increases in the Face Amount of your policy under the same time limits.
21. Can the policy be exchanged, or can all amounts be allocated to the Fixed Account?
You have the right during the first two Policy Years to either (1) exchange the policy for a permanent fixed benefit policy we offer for this purpose, or (2) transfer all of the policy’s Cash Value to the Fixed Account. Similar rights are available during the first two years after an increase in the policy’s face amount. Policies issued in Colorado,
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Massachusetts, and New York have special rights when NYLIAC changes the objective of an Investment Division. See your policy for additional details, as well as EXCHANGE PRIVILEGE, and OUR RIGHTS.
22. How is a person’s age calculated?
When we refer to a person’s age on any date, we mean his or her age on the nearest birthday. However, the cost of insurance charges will be based on the Insured’s age on the birthday nearest to the prior policy anniversary.
CHARGES UNDER THE POLICY

We deduct certain charges to compensate us for providing the insurance benefits under the policy, for any riders, for administering the policy, for assuming certain risks, and for incurring certain expenses in distributing the policy.
Deductions from Premium Payments
When we receive a premium, whether scheduled or unscheduled, we will deduct a sales expense charge, a state premium tax charge and, for Non-Qualified Policies, a federal tax charge. The Net Premium will be applied to the Separate Account Value and Fixed Account in accordance with your allocation election in effect at that time and before any other deductions which may be due are made.
Sales Expense Charge
We will deduct a sales expense charge not to exceed 5% of any premium and in addition to the surrender charge (for a discussion of the surrender charge, see CHARGES UNDER THE POLICY—Surrender Charges). The sales expense charge is currently eliminated after the tenth Policy Year. We reserve the right to impose this charge after Policy Year 10. The amount of the sales expense charge in a Policy Year is not necessarily related to our actual sales expenses for that particular year. To the extent that sales expenses are not covered by the sales expense charge and the surrender charge, they will be recovered from NYLIAC’s surplus, including any amounts derived from the mortality and expense risk charge or the cost of insurance charge. For a discussion of the commissions paid under the policy, see DISTRIBUTION AND COMPENSATION ARRANGEMENTS.
State Premium Tax Charge
Some jurisdictions impose a tax on the premiums insurance companies receive from their policyowners, currently ranging from 0% to 3.5% of premium payments. The premium tax may be higher in certain U.S. territories. We currently deduct a charge of 2% of all premiums we receive to cover these state premium taxes. This charge may not reflect the actual premium tax charged in your state. We may increase the amount we deduct as a state premium tax charge to reflect changes in applicable law. Our right to increase this charge is limited in some jurisdictions by law.
Federal Tax Charge
NYLIAC’s federal tax obligations will increase based upon premiums received under the policies. We currently deduct 1.25% of each premium to cover this federal tax charge. We reserve the right to increase this charge consistent with changes in applicable law and subject to any required approval of the Securities and Exchange Commission.
Deductions from Cash Value
On each Monthly Deduction Day, we deduct a monthly contract charge, a cost of insurance charge, and a rider charge for the cost of any additional riders from the Policy’s Cash Value. The first Monthly Deduction Day will be the monthly anniversary of your Policy Date on or following the Issue Date. If the Policy Date is prior to the Issue Date, the deductions made on the first Monthly Deduction Day will cover the period from the Policy Date until the first Monthly Deduction Day. We deduct these charges from the Accumulation Value and the value in the Fixed Account in proportion to the non-loaned Cash Value in the Separate Account and the Fixed Account.
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Expense Allocation Option
With the Expense Allocation feature, you have the choice of how to allocate deductions from your Cash Value. These include monthly cost of insurance, monthly cost of any riders on the policy, and the monthly contract charge. You can instruct NYLIAC, at the time of the application, and at any time thereafter, to have the expenses deducted from the MainStay VP U.S. Government Money Market Investment Division, the unloaned portion of the Fixed Account, or a combination of both.
If the values in the MainStay VP U.S. Government Money Market Investment Division and/or the unloaned portion of the Fixed Account are insufficient to pay these charges, we will deduct as much of the charges as possible. The remainder of the charges will be deducted proportionately from each of the Investment Divisions. If you do not instruct us how you would like the expenses allocated, these charges will be deducted proportionately from each of the Investment Divisions including any unloaned amount in the Fixed Account.
Monthly Contract Charge
In the first Policy Year, there is a charge currently equal to $312 on an annual basis to compensate us for costs incurred in providing certain administrative services including collecting premium, recordkeeping, processing claims, and communicating with policyowners. In subsequent Policy Years, the charge currently is equal to $84 on an annual basis. These charges are not designed to produce a profit. These charges may increase or decrease, but they will never exceed $324 on an annual basis in the first Policy Year and $96 in each subsequent Policy Year. These charges are deducted on each Monthly Deduction Day. In the first Policy Year, we will defer the deduction of the excess of the annual charge over the amount of the annual charge applicable in renewal years (currently $228) until the earlier of (1) the first policy anniversary or (2) the date you surrender the policy.
Charge for Cost of Insurance Protection
On each Monthly Deduction Day, we will deduct a charge for cost of insurance protection from the Cash Value of your policy. This charge covers the cost of providing life insurance benefits to you.
The cost of insurance charge is calculated by adding any applicable Flat Extra charge (which might apply to certain Insureds based on our underwriting) to the monthly cost of insurance rate that applies to the Primary Insured at that time and multiplying the result by the Net Amount at Risk on the Monthly Deduction Day. The Net Amount at Risk is based on the difference between the current life insurance benefit of your policy divided by 1.00327 and the policy’s Cash Value. We calculate the cost of insurance separately for the initial face amount and for any increase in face amount. If you request and we approve an increase in your policy’s face amount, then a different rate class (and therefore cost of insurance charge) may apply to the increase, based on the Primary Insured’s age and circumstances at the time of the increase.
We determine the initial rate of the monthly cost of insurance we apply to your policy based upon underwriting. This determination is based upon various factors including, but not limited to, the Insured’s issue age, gender, underwriting class, and Policy Year. We may change these rates from time to time based on changes in future expectations of various factors including, but not limited to, mortality, investment income, expenses, and persistency. The current rates, however, will never be more than the guaranteed maximum rates shown on the Policy Data Page. If the Primary Insured is in a standard or better underwriting class, we base the guaranteed rates on the 1980 Commissioner’s Standard Ordinary Tables.
We base the guaranteed rates for policies that insure Primary Insureds in substandard underwriting classes on higher rates than for standard or better underwriting classes. Your cost of insurance charge may vary from month to month depending on changes in cost of insurance rates and the Net Amount at Risk. We expect to profit from this charge. Profits derived from this charge can be used for any corporate purpose.
Guaranteed Minimum Death Benefit Rider Charge
If you elect this optional benefit, we will charge you an amount equal to $0.01 per $1,000 multiplied by the sum of your policy’s face amount and the face or benefit amount of any riders. In addition to that charge, a premium commitment is required to maintain this benefit; that premium amount is shown on the Policy Data Page.
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Other Rider Charges
A monthly charge will be deducted if any of the following rider are in effect: the Accidental Death Benefit Rider, the Children’s Insurance Rider, the Guaranteed Insurability Rider, the Guaranteed Minimum Death Benefit Rider, the Monthly Deduction Waiver Rider, and the Term Insurance on Other Covered Insured Rider.
The current periodic charges for the Accidental Death Benefit Rider, the Children’s Insurance Rider, the Guaranteed Insurability Rider, Guaranteed Minimum Death Benefit Rider, the Monthly Deduction Waiver Rider, and the Term Insurance on Other Covered Insured Rider will vary based on the characteristics of the insured.
In addition, a one-time charge of $150 will apply if you exercise the Living Benefits Rider. The fees and charges for the riders specified above will never be greater than the maximum charges specified in the Table of Fees and Expenses. See ADDITIONAL PROVISIONS OF THE POLICY—Additional Benefits Provided by Riders for more information.
Separate Account Charges
Mortality and Expense Risk Charge
We deduct on a daily basis a mortality and expense risk charge from each Investment Division to cover our mortality and expense risk. The mortality risk we assume is that the group of lives insured under our policies may, on average, live for shorter periods of time than we estimated. The expense risk we assume is that our costs of issuing and administering policies may be more than we estimated. If these charges are insufficient to cover assumed risks, the loss will be deducted from NYLIAC’s surplus. We expect to profit from this charge. We may use these funds for any corporate purpose, including expenses relating to the sale of the policies.
Current Mortality and Expense Risk Charge—We currently deduct on a daily basis a mortality and expense risk charge that is equal to an annual rate of 0.60% of the average daily net asset value of each Investment Division.
Guaranteed Mortality and Expense Risk Charge—While we may change the mortality and expense risk charge we deduct, we guarantee that this charge will never be more than an annual rate of 0.90% of the average daily net asset value of each Investment Division.
Administrative Charge
We charge the Investment Divisions a daily charge for providing policy administrative services equal to an annual rate of 0.10% of the average daily net asset value of the Separate Account Value. This charge is not designed to produce a profit and is guaranteed not to increase.
Other Charges for Federal Income Taxes
We do not currently make any charge against the Investment Divisions for federal income taxes attributable to them. However, we reserve the right to make such a charge to provide for the future federal income tax liability of the Investment Divisions. For more information on charges for federal income taxes, see FEDERAL INCOME TAX CONSIDERATIONS.
Fund Charges
Each Investment Division of the Separate Account purchases shares of the corresponding Eligible Portfolio at the Accumulation Unit value. The Accumulation Unit value reflects the investment advisory fees and other expenses that are deducted from the assets of the Portfolio by the relevant Fund. The advisory fees and other expenses are not fixed or specified under the terms of the policy, and may vary from year to year. These fees and expenses are described in the Funds’ prospectuses.
Certain Eligible Portfolios may also impose liquidity or redemption fees on withdrawals (including transfers) pursuant to SEC Rules including Rules 2a-7 or 22c-2 under the 1940 Act. In such cases, we would administer the Fund fees and deduct them from your Cash Value or transaction proceeds.
The table below shows the minimum and maximum total operating expenses deducted from Eligible Portfolio assets (before any fee waiver or expense reimbursement) during the year ended December 31, 2021. Portfolio
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expenses may change from year to year, and hence may be higher or lower in the future. You may pay these expenses periodically during the time that your Cash Value is invested in the Investment Divisions of the Separate Account. More information concerning each underlying Fund’s fees and expenses is contained in the prospectus for each Fund.
Funds’ Annual Operating Expenses (expenses that are deducted from Fund assets)[1]	Minimum	Maximum
Total Annual Fund Companies’ Operating Expenses[2]	0.14%	1.35%
(1)
Expressed as a percentage of average net assets for the fiscal year ended December 31, 2021. This information is provided by the Funds and their agents. The information is based on 2021 expenses.
(2)
Expenses that are deducted from Fund Company assets, including management fees, distribution (12b-1) fees, service fees, and other expenses.
Surrender Charges
During the first 15 Policy Years, we will deduct a surrender charge from the Cash Value of your policy on a complete surrender or decrease in face amount, including decreases caused by a change in the life insurance benefit option or partial withdrawals on policies with Life Insurance Benefit Option 1. This Surrender Charge is in addition to the sales expense charge. See CHARGES UNDER THE POLICY—Sales Expense Charge.
The maximum surrender charge is equal to the applicable percentage shown in the table below multiplied by 50% of the Surrender Charge Guideline Annual Premium. The maximum surrender charge for your policy is shown on the Policy Data Page. The maximum surrender charge will never exceed the amount of premiums paid.
The surrender charge in the first Policy Year is equal to:
(A) 25% of premiums paid to date up to the Surrender Charge Guideline Annual Premium for the first year; plus
(B) 5% of premiums paid in that year that are in excess of the Surrender Charge Guideline Annual Premium for the first year, but not in excess of the sum of the Surrender Charge Guideline Annual Premium through the sixth Policy Year.
The surrender charge in and after the second Policy Year is equal to the applicable percentage shown in the table below multiplied by the base surrender charge. The base surrender charge is equal to:
(A) 25% of the lesser of (i) the premiums paid to date or (ii) the Surrender Charge Guideline Annual Premium for the first Policy Year; plus
(B) 5% of the lesser of (i) premiums paid in excess of the Surrender Charge Guideline Annual Premium for the first Policy Year or (ii) the sum of the Surrender Charge Guideline Annual Premiums for the first six Policy Years minus the Surrender Charge Guideline Annual Premium for the first Policy Year.
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Year	Percentage Applied
2-6	100%
7	90%
8	80%
9	70%
10	60%
11	50%
12	40%
13	30%
14	20%
15	10%
16+	0%
During the first two Policy Years, the surrender charge is further limited to the sum of:
(A) 30% of all premiums paid during the first two Policy Years up to one Surrender Charge Guideline Annual Premium; plus
(B) 10% of all premiums in the first two Policy Years in excess of one Surrender Charge Guideline Annual Premium, but not more than two Surrender Charge Guideline Annual Premiums; plus
(C) 9% of all premium payments in the first two Policy Years in excess of two Surrender Charge Guideline Annual Premiums; less
(D) any sales expense charges deducted from such premiums; less
(E) any surrender charge previously deducted.
Surrender charges and surrender charge periods are calculated separately for the initial face amount and for each increase in the face amount, except ones caused by a change in the life insurance benefit option. Premium payments after an increase will be allocated between the initial face amount and the increase based on the relative Surrender Charge Guideline Annual Premiums. A decrease in face amount will result in the imposition of a surrender charge equal to the difference between the surrender charge that would have been payable on a complete surrender prior to the decrease and the surrender charge that would be payable on a complete surrender after the decrease.
For example, assume a policy with a $100,000 face amount is to be decreased to a $50,000 face amount. If a complete surrender of the policy prior to the decrease would result in a surrender charge of $1,250, and a complete surrender of the $50,000 remaining face amount after the decrease would result in a surrender charge of $750, the surrender charge imposed in connection with the decrease will be $500 ($1,250-$750). Where, because of increases in face amount, there are multiple schedules of surrender charges, the charge applied will be based first on the surrender charge associated with the last increase in face amount, then on each prior increase, in the reverse order in which the increases occurred, and then to the initial face amount.
The percentages specified above and/or the Policy Year that the surrender charge is reduced may vary for individuals having a life expectancy of less than 20 years either at the time the policy is issued or the face amount is increased.
Surrender charges may be significant upon early surrender. You should not purchase this policy unless you intend to hold the policy for an extended period of time.
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Exceptions to Surrender Charge
There are a number of exceptions to the imposition of a surrender charge, including but not limited to, cancellation of a policy by us, the payment of proceeds upon the death of the Insured, or a required IRC minimum distribution for the policy.
Other Charges
Partial Withdrawal Charge
If you make a partial withdrawal, we will charge a processing fee not to exceed the lesser of $25 or 2% of the amount withdrawn. If the partial withdrawal results in a decrease to your policy’s face amount, we will deduct a surrender charge.
Transfer Charge
We may impose a charge up to $30 per transfer for each transfer in excess of 12 transfers within a Policy Year. See CASH VALUE AND CASH SURRENDER VALUE—Transfers.
Loan Charges
We currently charge an effective annual loan interest rate of 6% for all policies on and after May 19, 2000 and for all new and existing loans on their policy anniversaries following May 19, 2000, which is payable in arrears. We may increase or decrease this rate but we guarantee that the rate will never exceed 8% in any Policy Year. When you request a loan, a transfer of funds will be made from the Separate Account to the Fixed Account so that the Cash Value in the Fixed Account is at least 106% of the requested loan plus any outstanding loans. This percentage will change in accordance with changes in the loan interest rate, but will never exceed 108%.
When you take a loan against your policy, the loaned amount we hold in the Fixed Account may earn interest at a different rate from the rate we charge you for loan interest. Currently, the amount in the Fixed Account, which is collateral for an outstanding loan, is credited with interest at a rate that is 1% less than the effective annual loan interest rate during the first 10 Policy Years and 0.5% less than the effective rate in subsequent Policy Years. We guarantee that the rate we credit on loaned amounts will never be lower than the rate we charge for policy loans less 2% (for example, if the rate we charge for a policy loan is 6%, then the rate we credit on loaned amounts will never be lower than 4%). We guarantee that the interest rate we credit on loaned amounts will always be at least 4%. See POLICY LOANS for more information.
How the Policy Works
The example assumes a 6% hypothetical gross investment return and current charges in the first Policy Year. It assumes a Male Insured, Preferred Class, issue age 35, a Scheduled Annual Premium of $3,000, an initial face amount of $250,000, and a selection of life insurance benefit option 1 by the policyowner. There is no guarantee that the current charges illustrated below will not change.
Scheduled Annual Premium		$3,000.00
less:	Sales expense charge (5%)	150.00
	State premium tax charge (2%)	60.00
	Federal tax charge (1.25%)	37.50
equals:	Net premium	$2,752.50
plus:	Net investment performance (varies daily)	116.58
less:	Monthly contract charges ($7 per month currently)	84.00
less:	Charges for cost of insurance (varies monthly)	384.68
equals:	Cash Value	$2,400.40
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Scheduled Annual Premium		$3,000.00
less:	Surrender charge (25% of premium up to Surrender Charge Guideline
	Annual Premium plus 5% of excess premiums paid)	750.00
less:	Balance of first year monthly contract charge(1)	228.00
equals:	Cash Surrender Value (at end of year 1)	$1,422.40
(1)
In the first Policy Year, the excess of the annual charge over the annual charge applicable in renewal years is advanced to your Accumulation Value, and deduction is deferred to the earlier of the first policy anniversary or surrender of the policy.
THE SEPARATE ACCOUNT

NYLIAC Variable Universal Life Separate Account-I is a segregated asset account NYLIAC established to receive and invest your Net Premiums.
NYLIAC established the Separate Account on June 4, 1993 under the laws of Delaware, in accordance with the resolutions set forth by NYLIAC's Board of Directors. The Separate Account is registered as a unit investment trust with the SEC under the 1940 Act. This registration does not mean that the SEC supervises the management or the investment practices or policies of the Separate Account.
Although the assets of the Separate Account belong to NYLIAC, these assets are held separately from the other assets of NYLIAC, and under applicable insurance law, cannot be charged for liabilities incurred in any other business operations of NYLIAC (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). These assets are not subject to the claims of our general creditors. The income, capital gains, and capital losses incurred on the assets of the Separate Account are credited to or are charged against the assets of the Separate Account, without regard to the income, capital gains, or capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Account is entirely independent of both the investment performance of the Fixed Account and the performance of any other Separate Account. The obligations under the policies are obligations of NYLIAC.
The Separate Account currently includes the 86 Investment Divisions (83 of which are available to all investors) available under this policy. After the end of the Free Look period, Net Premium payments allocated to the Investment Divisions are invested exclusively in the corresponding Eligible Portfolios of the Funds.
FUNDS AND ELIGIBLE PORTFOLIOS

The assets of each Eligible Portfolio are separate from the others and each such Portfolio has different investment objectives and policies. As a result, each Eligible Portfolio operates as a separate investment fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. You can make or lose money in any of the Investment Divisions. Portfolios described in this prospectus are different from portfolios that may have similar names but are available directly to the general public. The funds available directly to the general public may have the same adviser, same name, same investment objectives and policies, and substantially similar portfolio securities, but the investment performance may not be the same. The Fund’s prospectus should be read carefully before any decision is made concerning the allocation of Net Premium payments to an Investment Division corresponding to a particular Eligible Portfolio.
We offer no assurance that any of the Eligible Portfolios will attain their respective stated investment objectives.
The Funds’ shares may be available to certain other separate accounts we use to fund our variable annuity contracts offered by NYLIAC. This is called “mixed funding.” The Funds’ shares may also be available to separate accounts of insurance companies that are not affiliated with NYLIAC and, in certain instances, to qualified plans. This is called “shared funding.” Although we do not anticipate that any difficulties will result from mixed and shared funding, it is possible that differences in tax treatment and other considerations may cause the interests of owners of various contracts participating in the Funds to be in conflict. The Board of Directors/Trustees of each Fund, the Funds’ investment advisers, and NYLIAC are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. In the event of a material conflict, we could be required to withdraw
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from an Eligible Portfolio. For more information about the risks of mixed and shared funding, please refer to the relevant Fund prospectus.
The Funds and Eligible Portfolios offered through this product are selected by NYLIAC based on several criteria, including asset class coverage, the strength of the manager’s reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. An affiliate of NYLIAC—New York Life Investment Management LLC—manages the MainStay VP Funds Trust and that was a factor in its selection.
We receive payments or compensation from the Funds or their investments advisors, or from other service providers of the Funds (who may be affiliates of NYLIAC) in connection with administration, distribution and other services we provide with respect to the Eligible Portfolios and their availability through the policies. These payments may be derived, in whole or in part, from the advisory fee charged by the Fund and deducted from Fund assets and/or from “Rule 12b-1” fees deducted from Fund assets. These payments are also a factor in our selection of Funds and Eligible Portfolios. NYLIAC may use these payments for any corporate purpose, including payment of expenses that NYLIAC and/or its affiliates incur in promoting, marketing and administering the Policies, and in its role as an intermediary of the funds. Policyowners, through their indirect investment in the Funds, bear the costs of these fees.
The Portfolios of each Fund, along with their advisors and investment objectives, are listed in the following table. For more information about each of these Portfolios, please read the Fund prospectuses. You should also read a Fund’s prospectus carefully before making any decision about allocating premium payments or a portion of the policy’s Cash Value to an Investment Division corresponding to a particular portfolio. Please contact us at 1-800-598-2019, or contact your registered representative, if you do not have the accompanying book of underlying Fund prospectuses.
Funds and Eligible Portfolios	Investment Adviser	Investment Objectives
MainStay VP Funds Trust: MainStay VP American Century Sustainable Equity—Initial Class (formerly Mainstay VP T. Rowe Price Equity Income—Initial Class)	New York Life Investment Management LLC (“New York Life Investments”) Subadvisers: American Century Investment Management, Inc.	•Seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.
MainStay VP Balanced—Initial Class	New York Life Investments Subadvisers: NYL Investors LLC(“NYLI”)* and Wellington Management LLP (“Wellington”)	•Seeks total return.
MainStay VP Bond—Initial Class	New York Life Investments Subadviser: NYLI	•Seeks total return.
MainStay VP Candriam Emerging Markets Equity—Initial Class*	New York Life Investments Subadviser: Candriam Belgium	•Seeks log-term capital appreciation.
MainStay VP CBRE Global Infrastructure—Initial Class	New York Life Investments Subadviser: CBRE Clarion Securities, LLC	•Seeks total return.
MainStay VP Conservative Allocation—Initial Class	New York Life Investments	•Seeks current income and, secondarily, long-term growth of capital.
MainStay VP Epoch U.S. Equity Yield—Initial Class	New York Life Investments Subadviser: Epoch Investment Partners, Inc. ("Epoch")	•Seeks current income and capital appreciation.
MainStay VP Equity Allocation—Initial Class	New York Life Investments	•Seeks long-term growth of capital.
MainStay VP Fidelity Institutional AM® Utilities—Initial Class	New York Life Investments Subadviser: FIAM LLC	•Seeks total return.
MainStay VP Floating Rate—Initial Class	New York Life Investments Subadviser: NYLI	•Seeks high current income.
MainStay VP Growth Allocation—Initial Class	New York Life Investments	•Seeks long-term growth of capital, and secondarily, current income.
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Funds and Eligible Portfolios	Investment Adviser	Investment Objectives
MainStay VP Income Builder—Initial Class	New York Life Investments Subadvisers: Epoch and MacKay Shields LLC (“MacKay”)	•Seeks current income consistent with reasonable opportunity for future growth of capital and income.
MainStay VP IQ Hedge Multi-Strategy—Initial Class	New York Life Investments Subadviser: IndexIQ Advisors LLC (“IndexIQ”)	•Seeks investment returns that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the IQ Hedge Multi-Strategy Index.
MainStay VP Janus Henderson Balanced—Initial Class	New York Life Investments Subadviser: Janus Capital Management LLC (“Janus”)	•Seeks long-term capital growth, consistent with preservation of capital and balanced current income.
MainStay VP MacKay Convertible—Initial Class	New York Life Investments Subadviser: MacKay	•Seeks capital appreciation together with current income.
MainStay VP MacKay Government—Initial Class	New York Life Investments Subadviser: MacKay	•Seeks current income.
MainStay VP MacKay High Yield Corporate Bond—Initial Class	New York Life Investments Subadviser: MacKay	•Seeks maximum current income through investment in a diversified portfolio of high-yield debt securities. Capital appreciation is a secondary objective.
MainStay VP MacKay International Equity—Initial Class	New York Life Investments Subadviser: MacKay	•Seeks long-term growth of capital.
MainStay VP MacKay Strategic Bond—Initial Class	New York Life Investments Subadviser: MacKay	•Seeks total return by investing primarily in domestic and foreign debt securities.
MainStay VP Moderate Allocation—Initial Class	New York Life Investments	•Seeks long-term growth of capital, and secondarily, current income.
MainStay VP Natural Resources—Initial Class	New York Life Investments Subadviser: Newton Investment Management North America, LLC (“NIMNA”)	•Seeks long-term capital appreciation.
MainStay VP PIMCO Real Return—Initial Class	New York Life Investments Subadviser: Pacific Investment Management Company LLC (“PIMCO”)	•Seeks maximum real return, consistent with preservation of real capital and prudent investment management.
MainStay VP S&P 500 Index (formerly MainStay VP MacKay S&P 500 Index)—Initial Class	New York Life Investments Subadviser: Index IQ	•Seeks investment results that correspond to the total return performance (reflecting reinvestment of dividends) of common stocks in the aggregate as represented by the S&P 500® Index.
MainStay VP Small Cap Growth—Initial Class	New York Life Investments Subadviser: Brown Advisory, LLC and Segall Bryant & Hamill, LLC	•Seeks long-term capital appreciation.
MainStay VP U.S. Government Money Market—Initial Class	New York Life Investments Subadviser: NYLI	•Seeks a high level of current income while preserving capital and maintaining liquidity.
MainStay VP Wellington Growth—Initial Class*	New York Life Investments Subadviser: Wellington	•Seeks long-term growth of capital.
MainStay VP Wellington Mid Cap—Initial Class	New York Life Investments Subadviser: Wellington	•Seeks long-term growth of capital.
MainStay VP Wellington Small Cap—Initial Class	New York Life Investments Subadviser: Wellington	•Seeks long-term growth of capital.
MainStay VP Wellington U.S. Equity—Initial Class	New York Life Investments Subadviser: Wellington	•Seeks long-term growth of capital.
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Funds and Eligible Portfolios	Investment Adviser	Investment Objectives
MainStay VP Winslow Large Cap Growth—Initial Class	New York Life Investments Subadviser: Winslow Capital Management, Inc.	•Seeks long-term growth of capital.
AB Variable Products Series Fund, Inc.: AB VPS Growth and Income Portfolio—Class A	AllianceBernstein L.P. (“AB”)	•Seeks long-term growth of capital.
AB VPS Small/Mid Cap Value Portfolio—Class A	AB	•Seeks long-term growth of capital.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):Invesco V.I. EQV International Equity Fund (formerly Invesco V.I. International Growth Fund—Series I Shares	Invesco Advisers, Inc.(“Invesco”)	•Seeks long-term growth of capital.
Invesco V.I. Main Street Small Cap Fund®—Series I Shares	Invesco	•Seeks capital appreciation.
American Funds Insurance Series®: American Funds IS Asset Allocation Fund—Class 2	Capital Research and Management CompanySM (“CRMC”)	•Seeks high total return (including income and capital gains) consistent with preservation of capital over the long term.
American Funds IS The Bond Fund of America®—Class 2	CRMC
•Seeks high total return consistent with
prudent investment management over the
long term. Total return comprises the
income generated by the fund and the
changes in the market value of the fund’s
investment.

American Funds IS Global Small Capitalization Fund—Class 2	CRMC	•Seeks long-term growth of capital.
American Funds IS Growth Fund—Class 2	CRMC	•Seeks to provide growth of capital.
American Funds IS New World Fund®—Class 2	CRMC	•Seeks long-term capital appreciation.
American Funds IS Washington Mutual Investors FundSM—Class 2	CRMC	•Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.
BlackRock® Variable Series Funds, Inc.: BlackRock® Global Allocation V.I. Fund—Class I	BlackRock Advisors, LLC (“BlackRock”)Subadviser: BlackRock (Singapore) Limited	•Seeks high total investment return.
BlackRock® Variable Series Funds II, Inc.: BlackRock® High Yield V.I. Fund—Class I	BlackRock Advisors, LLC Subadviser: BlackRock International Limited	•Seeks to maximize total return, consistent with income generation and prudent investment management.
BNY Mellon Investment Portfolios: BNY Mellon IP Technology Growth Portfolio—Initial Shares	BNY Mellon Investment Adviser, Inc.Subadviser: NIMNA	•Seeks capital appreciation.
BNY Mellon Sustainable U.S. Equity Portfolio—Initial Shares	BNY Mellon Investment Adviser, Inc.Subadviser: Newton Investment Management Limited	•Seeks capital growth.
Columbia Funds Variable Series Trust II: Columbia Variable Portfolio—Commodity Strategy Fund—Class 1*	Columbia Management Investment Advisers, LLC (“Columbia”)Subadviser: Threadneedle International Limited	•Seeks to provide shareholders with high total return.
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Funds and Eligible Portfolios	Investment Adviser	Investment Objectives
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 1	Columbia	•Seeks to provide shareholders with high total return through current income and secondarily, through capital appreciation.
Columbia Variable Portfolio—Intermediate Fund—Class 1	Columbia	•Seeks total return, consisting of current income and capital appreciation.
Delaware VIP® Trust: Delaware VIP® Emerging Markets Series—Standard Class
Delaware Management Company, a
series of Macquarie Investment
Management Business Trust (a
Delaware statutory trust) (“DMC”)
Subadvisers: Macquarie Funds
Management Hong Kong Limited
(“MFMHKL”), Macquarie Investment
Management Global Limited (“MIMGL”)
•Seeks long-term capital appreciation.
Delaware VIP® Small Cap Value Series—Standard Class	DMC Subadvisers: MFMHKL and MIMGL	•Seeks capital appreciation.
Deutsche DWS Investments VIT Funds: DWS Small Cap Index VIP—Class A	DWS Investment Management Americas Inc. (“DIMA”) Subadviser: Northern Trust Investments, Inc.	•Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
Deutsche DWS Variable Series II: DWS Alternative Asset Allocation VIP—Class A	DWS Investment Management Americas Inc. (“DIMA”) Subadviser: RREEF America LLC	•Seeks capital appreciation.
DWS Small Mid Cap Value VIP—Class A	DIMA	•Seeks long-term capital appreciation.
Fidelity® Variable Insurance Products Funds: Fidelity® VIP Bond Index Portfolio—Initial Class	Fidelity Management & Research Company (“FMR”) Subadvisers: Other investment advisers	•Seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Bloomberg Barclays U.S. Aggregate Bond Index.
Fidelity® VIP ContrafundSM Portfolio—Initial Class	FMR Subadvisers: Other investment advisers	•Seeks long-term capital appreciation
Fidelity® VIP Emerging Markets Portfolio—Initial Class	FMR Subadvisers: Other investment advisers	•Seeks capital appreciation.
Fidelity® VIP Equity-Income PortfolioSM—Initial Class	FMR Subadvisers: Other investment advisers
•Seeks reasonable income. The fund will
also consider the potential for capital
appreciation. The fund's goal is to achieve
a yield which exceeds the composite yield
on the securities comprising the S&P
500® Index.

Fidelity® VIP Freedom 2020 PortfolioSM—Initial Class	FMR	•Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Fidelity® VIP Freedom 2030 PortfolioSM—Initial Class	FMR	•Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Fidelity® VIP Freedom 2040 PortfolioSM—Initial Class	FMR	•Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Fidelity® VIP Growth Opportunities Portfolio—Initial Class	FMR Subadvisers: Other investment advisers	•Seeks to provide capital growth.
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Funds and Eligible Portfolios	Investment Adviser	Investment Objectives
Fidelity® VIP Health Care Portfolio—Initial Class	FMR Subadvisers: Other investment advisers	•Seeks capital appreciation.
Fidelity® VIP International Index Portfolio—Initial Class	FMR Subadviser: Geode Capital Management, LLC	•Seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets.
Fidelity® VIP Investment Grade Bond PortfolioSM—Initial Class	FMR Subadvisers: Other investment advisers	•Seeks as high a level of current income as is consistent with the preservation of capital.
Fidelity® VIP Mid Cap Portfolio—Initial Class	FMR Subadvisers: Other investment advisers	•Seeks long-term growth of capital.
Legg Mason Partners Variable Equity Trust: ClearBridge Variable Appreciation Portfolio—Class I	Legg Mason Investor Services, LLC Subadviser: ClearBridge Investments, LLC	•Seeks capital appreciation.
Franklin Templeton Aggressive Model Portfolio—Class I	Legg Mason Partners Fund Advisor, LLC ("LMPFA") Subadviser: Franklin Advisers, Inc. (“Franklin”)	•Seeks capital appreciation.
Franklin Templeton Conservative Model Portfolio—Class I	LMPFA Subadviser: Franklin	•Seeks a balance of capital appreciation and income.
Franklin Templeton Moderate Model Portfolio—Class I	LMPFA Subadviser: Franklin	•Seeks capital appreciation.
Franklin Templeton Moderately Aggressive Model Portfolio—Class I	LMPFA Subadviser: Franklin	•Seeks capital appreciation.
Franklin Templeton Moderately Conservative Model Portfolio—Class I	LMPFA Subadviser: Franklin	•Seeks a balance of capital appreciation and income.
Western Asset Core Plus VIT Portfolio—Class I
LMPFASubadviser: Western Asset
Management Company, LLC; Western
Asset Management Company Limited in
London; Western Asset Management
Company Pte. Ltd in Singapore; and
Western Asset Management Company
Ltd in Japan

•Seeks maximum total return, consistent
with prudent investment management and
liquidity needs, by investing to obtain an
average duration within 30% of the
average duration of the domestic bond
market as a whole.

Janus Aspen Series: Janus Henderson Enterprise Portfolio—Institutional Shares	Janus	•Seeks long-term growth of capital.
Janus Henderson Global Research Portfolio—Institutional Shares	Janus	•Seeks long-term growth of capital.
Lincoln Variable Insurance Products Trust: LVIP SSgA Mid-Cap Index Fund—Standard Class	Lincoln Investment Advisors Corporation Subadviser: SSgA Funds Management, Inc.	•Seeks to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.
MFS® Variable Insurance Trust: MFS® Investors Trust Series—Initial Class	Massachusetts Financial Services Company (“MFS”)	•Seeks capital appreciation.
MFS® New Discovery Series—Initial Class	MFS	•Seeks capital appreciation.
MFS® Research International Portfolio—Initial Class	MFS	•Seeks capital appreciation.
MFS® Research Series—Initial Class	MFS	•Seeks capital appreciation.
MFS® Variable Insurance Trust II: MFS® International Intrinsic Value Portfolio—Initial Class	MFS	•Seeks capital appreciation.
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Funds and Eligible Portfolios	Investment Adviser	Investment Objectives
MFS® Variable Insurance Trust III: MFS® Mid Cap Value Portfolio—Initial Class	MFS	•Seeks capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc.: Morgan Stanley VIF U.S. Real Estate Portfolio—Class I	Morgan Stanley Investment Management Inc.
•Seeks to provide above-average current
income and long-term capital appreciation
by investing primarily in equity securities
of companies in the U.S. real estate
industry, including real estate investment
trusts.

Neuberger Berman Advisers Management Trust: Neuberger Berman AMT Mid Cap Growth Portfolio—Class I	Neuberger Berman Investment Advisers LLC	•Seeks growth of capital.
PIMCO Variable Insurance Trust: PIMCO VIT Income Portfolio—Institutional Class	Pacific Investment Management Company LLC (“PIMCO”)	•Seeks to maximize current income. Long-term capital appreciation is a secondary objective.
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Institutional Class	PIMCO	•Seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Low Duration Portfolio—Institutional Class	PIMCO	•Seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Total Return Portfolio—Institutional Class	PIMCO	•Seeks maximum total return, consistent with preservation of capital and prudent investment management.
*
Premiums or transfers will only be accepted into this fund from policyowners already invested in the fund. Policyowners who remove all Cash Value allocations from this fund will not be permitted to reinvest in this fund.
NYLIAC does not provide investment advice and does not recommend or endorse any particular Portfolio or Portfolios. NYLIAC is not responsible for choosing the Investment Divisions or the amounts allocated to each. You are responsible for determining that those decisions are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Decisions regarding investment allocations should be carefully considered. You bear the risk of any decline in the value of your policy resulting from the performance of the Portfolios you have chosen. Each Investment Division has its own investment objectives and investment strategy. As a consequence, some Investment Divisions are riskier than others. You should consult with your registered representative to determine which combination of Allocation Alternatives is most appropriate for you, and periodically review your choices.
Certain portfolios, generally referred to as “funds of funds” or “master-feeder arrangements,” may invest all or substantially all of their assets in portfolios of other funds. In such cases, you will indirectly pay fees and expenses at both portfolio levels, which would reduce your investment return.
Hedging strategies may be employed by certain portfolios to attempt to provide downside protection during sharp downward movements in equity markets. The cost of these strategies could limit the upside participation of the portfolio in rising equity markets relative to other portfolios.
So-called “alternative” investment strategies may also be used by certain portfolios, which may involve non-traditional asset classes. These alternative investment strategies may be riskier than more traditional investment strategies and may involve leverage or use complex hedging techniques, such as options and derivatives. These may offer potential diversification benefits beyond traditional investment strategies.
Although we do not currently offer any Portfolios that offer such strategies, in the future, some of the Eligible Portfolios may use what are known as “volatility management strategies.” Volatility management strategies are designed to reduce the overall volatility and provide risk-adjusted returns over time. During rising markets, a volatility management strategy, however, could cause your policy Cash Value to rise less than would have been the case had you been invested in a fund with substantially similar investment objectives, policies and strategies that does not utilize a volatility management strategy. Conversely, investing in a fund that features a volatility management strategy may be
23

helpful in a declining market when high market volatility triggers a reduction in the fund’s equity exposure, because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your policy’s Cash Value may decline less than would have been the case had you not been invested in a fund that features a volatility management strategy. The success of the volatility management strategy of a fund depends, in part, on the investment adviser’s ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the fund’s benefit. In addition, the cost of implementing a volatility management strategy may negatively impact performance. There is no guarantee that a volatility management strategy can achieve or maintain the fund’s optimal risk targets, and the fund may not perform as expected. For more information about the Eligible Portfolios and the investment strategies they employ, please refer to the Funds’ current prospectuses.
Investment selections should be based on a thorough investigation of all of the information regarding the Eligible Portfolios that is available to you, including each Fund’s prospectus, statement of additional information, and annual and semi-annual reports. After you select Investment Divisions for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.
The Investment Divisions invest in the corresponding Eligible Portfolios. You can choose a maximum of 21 Allocation Alternatives for Net Premium payments from the 86 Investment Divisions (83 of which are available to all investors) and the Fixed Account. Your choice of Allocation Alternatives may be limited if you elect certain benefits or riders. You can transfer all or part of the Cash Value of your policy among the Allocation Alternatives tax-free and within the limits described in this prospectus.
The Investment Divisions offered through this policy and described in this prospectus are different and may have different investment performance from mutual funds that may have similar names, the same adviser, the same investment objective and policies, and substantially similar portfolio securities.
Money Market Fund Fees and Gates
The SEC has adopted rules that provide that all money market funds can impose liquidity fees and/or suspend redemptions under certain circumstances. The liquidity fees can be up to 2% of the amount redeemed, and the suspensions of redemptions (redemption “gates”) can last for ten business days. Money market funds can impose these fees and gates (which could be applied to all policy transfers, surrenders, withdrawals and benefit payments from that portfolio) based on the liquidity of the fund’s assets and other factors.
All types of money market funds have the ability to impose these fees and gates, but government money market funds (that invest at least 99.5% of their assets in government securities, cash, and repurchase agreements secured by government securities) are less likely to impose fees and gates. Nevertheless, there remains a possibility that a government money market fund such as the MainStay VP U.S. Government Money Market Portfolio could impose such fees and gates, which could be applied to all Policy transfers, surrenders, withdrawals, and benefit payments from the portfolio.
Executive Order 13974: Investments in Communist Chinese Defense and Surveillance Companies
A June 2021 Executive Order generally prohibits transactions in investments (including derivatives) that provide exposure to Communist Chinese defense and related material sector and surveillance technology sector companies (“covered securities”). This order extended and expanded the prohibition that was first established in Executive Order 13959 issued in November 2020. The prohibition applies to mutual funds, and therefore applies to investments by the mutual fund portfolios offered in the Investment Divisions of the policy. NYLIAC has received assurances from the Funds that they will comply with that Executive Order. The restrictions therefore prevent the Funds from making investments in covered securities.
In addition to the prohibition on new investments, the Executive Order also requires that investments already held in covered securities be divested by June 3, 2022 or 365 days after the date such security is determined to be a covered security. Accordingly, if a Fund does not completely divest of any covered securities, then it is possible that we could not allow contract owners to make any new investment in that Fund (by premium allocation or transfer), and we could even require that contract owners move any Cash Value they have in that Fund out of that Fund. We will notify you if we take either of those actions.
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Geopolitical Risks
Geopolitical events, such as the Ukrainian war, have increased market and liquidity volatility and have caused sanctions, trading suspensions and closures. The sanctions include legal, regulatory, currency and economic risks, and additional sanctions may be imposed in the future. The Ukrainian war has had a devastating effect on the Ukrainian and Russian economies, which have expanded to the European economy and worldwide. Certain economic sectors may be particularly affected, including but not limited to, financials, energy, metals and mining, engineering and defense and defense-related materials sectors. The duration of the war and the economic effects cannot be known. Such events, and other related events, could have a serious negative impact on, among other things, the performance, liquidity and valuation of investments in the Eligible Portfolios you choose. In light of these developments, your premium and Cash Value allocation choices should be consistent with your personal investment objective and your risk tolerance. Consult each Fund’s prospectus, statement of additional information, and annual and semi-annual reports for more information on these geopolitical risks.
Reinvestment
We automatically reinvest all dividends and capital gain distributions from Eligible Portfolios in additional shares of the distributing Portfolio at their net asset value on the date they are paid.
Other Policies
We offer other variable life insurance policies which also may invest in the same (or many of the same) Eligible Portfolios offered under this Policy. These policies have different charges that could affect their Investment Divisions’ performance, and they offer different benefits.
The Franklin Templeton Model Portfolios
The Franklin Templeton Model Portfolio Funds (the “Model Portfolios”) were created on our behalf by an unaffiliated third-party investment adviser, Legg Mason Partners Fund Advisor, LLC (“LMPFA”), an indirect wholly-owned subsidiary of Franklin Resources, Inc., for the exclusive use of NYLIAC’s variable annuity and variable life insurance policyholders. Each Model Portfolio, itself an Eligible Portfolio, will actively invest in multiple other funds of various asset classes and strategies (the “Underlying Funds”), to seek to achieve a different investment objective depending on the risk tolerance for the particular Model Portfolio.
The Underlying Funds available to the Model Portfolios for investment are comprised entirely of the initial class or similar shares of the Eligible Portfolios available under your policy, except for (i) Eligible Portfolios that are themselves, funds of funds, and (ii) Eligible Portfolios that did not agree to sell their shares to the Model Portfolios.
Conflicts of Interest Relating to the Model Portfolios
LMPFA's affiliated subadviser Franklin Advisers, Inc. ("Franklin") selected the initial composition of each Model Portfolio. Thereafter, Franklin manages the Model Portfolios, evaluating assets on a frequent basis and making changes to the investments of the Model Portfolios as deemed necessary. To the extent that NYLIAC adds, deletes, closes or substitutes the Eligible Portfolios available under your policy, the composition of the Underlying Funds available to the Model Portfolios for investment will likewise change. LMPFA and Franklin, have sole discretion relating to investment by the Model Portfolios in the Underlying Funds. Neither NYLIAC, nor its parent company, affiliates or subsidiaries have input into the investment decisions of LMPFA and/or Franklin. For additional information regarding the risks of investing in a Model Portfolio, see that Model Portfolio's prospectus.
For providing certain administrative support to LMPFA and Franklin, Legg Mason Investor Services, LLC, the distributor of the Model Portfolios, compensates NYLIAC based on the aggregate net asset value of the shares of the Model Portfolios held by the Separate Account and other NYLIAC separate accounts (the “NYLIAC Separate Accounts”). NYLIAC also receives Rule 12b-1 fees, which are deducted from the assets of certain share classes of the Model Portfolios. For administrative services that NYLIAC performs with respect to NYLIAC Separate Account assets invested in the Model Portfolios and allocated to the Underlying Funds, NYLIAC receives compensation from the Underlying Funds or their investment advisers, or from other service providers of the Underlying Funds based on the aggregate net asset value of the Underlying Fund shares held by the Model Portfolios and attributable to investment by the NYLIAC Separate Accounts. The fees paid by the Underlying Funds for such services are paid at
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the same annual rate and fee schedule as the fees paid by the Underlying Funds for administrative services with respect to net assets of the Eligible Portfolios held directly by the NYLIAC Separate Accounts.
These payments are a factor in our selection of the Eligible Portfolios, which in turn, are available to the Model Portfolios for investment. However, only LMPFA and Franklin will determine the portion of the Model Portfolios’ assets, if any, that are invested in particular Underlying Funds. Policyowners, through their direct investment in the Model Portfolios and their indirect investment in the Underlying Funds, bear the costs of these fees. LMPFA and Franklin receive no payments from the Underlying Funds in connection with an investment by the Model Portfolios (except to the extent described below), nor do they know the terms of the payment arrangements (if any) between the Underlying Funds and NYLIAC.
LMPFA and Franklin are also subject to competing interests that may influence their investment decisions with respect to the Model Portfolios. For example, LMPFA is the investment adviser for both the Model Portfolios and for the ClearBridge Variable Appreciation Portfolio, one of the available Underlying Funds and receives a management fee from the fund. LMPFA and Franklin, therefore, have an incentive to allocate a greater portion of a Model Portfolio’s assets to the ClearBridge Variable Appreciation Portfolio rather than to unaffiliated funds.
As noted above, we receive payments or compensation from the Underlying Funds or their Investment Advisers, or from other service providers of the Underlying Funds (who may be affiliates of NYLIAC) in connection with administration, distribution and other services that we provide with respect to such Underlying Fund and their availability through the Model Portfolios. The amount of this revenue and how it is computed varies by each Underlying Fund, may be significant, and may create conflicts of interest in the selection of the Eligible Portfolios that are available to the Model Portfolios for investment.
GENERAL PROVISIONS OF THE POLICY

This section of the prospectus describes the general provisions of the policy, and is subject to the terms of the policy. You may review a copy of the policy upon request.
When Life Insurance Coverage Begins
If you have coverage under a conditional temporary coverage agreement and if the policy is issued, the policy will replace the temporary coverage. Your coverage under the policy will be deemed to have commenced on the Policy Date.
In all other cases, if the policy is issued, coverage under the policy will take effect when we receive the premium payment that you are required to make when the policy is delivered to you.
Premiums
You can allocate a portion of each Net Premium to one or more Investment Divisions and the Fixed Account. You can have money in a maximum of 21 Allocation Alternatives, including the Fixed Account, at any given time. You select a premium payment schedule in the application and are not bound by an inflexible premium schedule. However, in no event can the premium be an amount that would exceed the guideline premium limitations under Section 7702 of the IRC and jeopardize the policy’s qualification as “life insurance”. Acceptance of initial and additional premium payments is subject to our Sales Standards. Subsequent premium payments must be mailed to one of the addresses listed on the first page of this prospectus. Acceptance of initial and subsequent premium payments (whether planned or unplanned) is subject to our Sales Standards.
The currently available methods of payment are: direct payment to NYLIAC, pre-authorized one-time or monthly deductions from your bank, credit union or similar accounts and any other method agreed to by us.
Two premium concepts are very important under the policy: scheduled premiums and unscheduled premiums.
Scheduled Premiums
The amount of the scheduled premium is shown on the Policy Data Page.
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There is no penalty if the scheduled premium is not paid. Payment of the scheduled premium, however, does not guarantee coverage for any period of time. Instead, the continuance of the policy depends upon the policy’s Net Cash Value. If the Net Cash Value becomes insufficient to pay certain monthly charges, and a late period expires without sufficient payment, the policy will terminate. See GENERAL PROVISIONS OF THE POLICY—Termination.
Policies that are maintained at Net Cash Values just sufficient to cover fees and charges, or that are otherwise minimally funded, are more at risk for not being able to maintain such Net Cash Values. The risk arises because of market fluctuation and other performance-related risks. When determining the amount of your scheduled premium payments, you should consider funding your policy at a level that can maximize the investment opportunities within your policy and minimize the risks associated with market fluctuations. Your policy can lapse even if you pay all of the planned premiums on time.
Unscheduled Premiums
While the Insured is living, you can make unscheduled premium payments of at least $50 at any time prior to the policy anniversary on which the Insured is age 95. Unscheduled premiums also include the proceeds of an exchange made in accordance with Section 1035 of the IRC. If an unscheduled premium would result in an increase in the life insurance benefit greater than the increase in the Cash Value, we reserve the right to require proof of insurability before we accept and apply the payment to the policy. We also reserve the right to limit the number and amount of any unscheduled premiums. In certain states, unscheduled premiums may be made only once each Policy Year.
Payments Returned For Insufficient Funds
If your premium payment is returned by the bank for insufficient funds, we will reverse the Allocation Alternatives you have chosen and reserve the right to charge you a $20.00 fee for each returned payment. In addition, if we incur any losses as a result of a returned payment, including an electronic payment, we will deduct the amount from your Policy’s Cash Value. If an electronic premium withdrawal is returned for insufficient funds for two consecutive months, this privilege will be suspended until you notify us in writing in Good Order to VPSC at one of the addresses listed on the first page of this prospectus (or any other address we indicate to you in writing) to resume the arrangement and we agree to do so.
Termination
The policy does not terminate for failure to pay premiums because payments, other than the initial premium, are not specifically required. Rather, if on a Monthly Deduction Day, the Net Cash Value is less than the monthly deduction charge for the next policy month, the policy will continue for a late period of 62 days after that Monthly Deduction Day.
We allow a 62 day late period to pay any premium necessary to cover the overdue monthly deduction and/or excess policy loan. We will mail a notice to you at your last known address, and a copy to the last known assignee on our records, if any, at least 31 days before the end of the late period, which states this amount. During the late period, the policy remains in force. If we do not receive the required payment before the end of the late period, the policy will end and there will be no Cash Value or death benefit. If the Insured dies during the late period, we will pay the death benefit. The death benefit, however, will be reduced by the amount of any Policy Debt and monthly deduction charges for the full policy month or months that run from the beginning of the late period through the policy month in which the Insured dies.
Maturity Date
For all policies issued prior to May 1, 1995 (except in New Jersey), the death benefit payable for all ages is based on the life insurance benefit option in effect and any decreases or increases made in the policy face amount as shown on the Policy Data Page. For all policies issued in New Jersey, and for policies issued on or after May 1, 1995 in all other states, a policy matures beginning on the anniversary on which the Insured is age 95 and the face amount of the policy, as shown on the Policy Data Page, will no longer apply. Instead, the death benefit under the policy will equal the Cash Value of the policy less any outstanding Policy Debt. You will be notified one year prior to maturity that, upon reaching attained age 95, you may elect either to receive the Cash Value of the policy at such time less any outstanding Policy Debt or to continue to hold the policy. Please consult your tax adviser regarding the tax implications of these options.
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If you choose to continue the policy, we will continue to assess Separate Account and Fund charges on the Cash Value left in the Investment Divisions. Any amounts in the Fixed Account will be credited with interest at an annual rate of not less than 4%. No further monthly deductions will be made for cost of insurance. You may surrender the policy for an amount equal to the Cash Value of the policy by presenting a signed written request in Good Order to the VPSC at one of the addresses listed on the first page of this prospectus (or any other address we indicate to you in writing). (In New York, when the Insured reaches attained age 100, you will automatically receive the Cash Surrender Value of the policy.) If the policy is still in force upon the death of the Insured, these proceeds will be paid to the Beneficiary.
Any insurance on another covered insured, provided by a rider attached to the policy which is still in effect, will end on the policy anniversary when the Insured is age 95. If, however, another covered insured is younger than age 70 when the rider ends, that insured can convert the term insurance at that time as provided in the rider.
DOLLAR-COST AVERAGING

Dollar-Cost Averaging is a systematic method of investing which allows you to purchase shares of the Investment Divisions at regular intervals in fixed dollar amounts so that the cost of your shares is averaged over time and over various market cycles. The main objective of Dollar-Cost Averaging is to achieve an average cost per share that is lower than the average price per share in a fluctuating market. Because you transfer the same dollar amount to a given Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you may achieve a lower than average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value is low and fewer units if the value per unit is high. Dollar-Cost Averaging does not assure growth or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue investing during periods of low price levels.
You may not make Dollar-Cost Averaging transfers from the Fixed Account, but you can make Dollar-Cost Averaging transfers into the Fixed Account.
You can elect this option if your Cash Value is $2,500 or more. We will suspend this feature automatically if the Cash Value is less than $2,000 on a transfer date. Once the Cash Value equals or exceeds $2,000, the Dollar-Cost Averaging transfers will resume automatically as last requested. However, once all money has been transferred to the Investment Divisions of your choice, or the individual separate account fund balance is less than $100.00, the Dollar-Cost Averaging Plan will cease. A new request will be required to resume this feature.
To set up Dollar-Cost Averaging, you may contact us by phone on our toll-free number (1-800-598-2019) or send a completed Dollar-Cost Averaging form in Good Order to the VPSC at one of the addresses listed on the first page of this prospectus or by any other method we make available. We will make Dollar-Cost Averaging transfers on the date you specify or on the next Business Day. You can specify any day of the month, except the 29th, 30th, or 31st of a month. NYLIAC must receive the written request in Good Order no later than five Business Days prior to the date the transfer(s) are scheduled to begin. If your request for this option is received less than five Business Days prior to the date you request it to begin, the transfer(s) will begin on the date you have specified in the month following receipt of your request.
You may cancel the Dollar-Cost Averaging feature at any time. To cancel the Dollar-Cost Averaging feature, you may call us toll-free at 1-800-598-2019, or send a written request in Good Order to the VPSC at one of the addresses listed on the first page of this prospectus (or by any other method we make available). You may not elect Dollar-Cost Averaging if you have chosen Automatic Asset Rebalancing. You, however, have the option of alternating between these two policy features.
This feature is available to you at no additional cost.
AUTOMATIC ASSET REBALANCING

This option allows you to maintain a set investment mix. For example, you could specify that 50% of the amount you have in the Investment Divisions of the Separate Account be allocated to one Investment Division, while the other 50% be allocated to another Investment Division. Over time, the investment experience in each of these Investment Divisions would cause this balance to shift. If you elect to have the Automatic Asset Rebalancing (AAR) feature, we
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will automatically rebalance the amount you have in the Separate Account among the various Investment Divisions so that they are invested in the percentages you specify.
We will make AAR transfers either quarterly, semi-annually or annually (but not monthly), based on your Policy Anniversary Date. If your Policy Anniversary Date is on the 29th, 30th or 31st of a month, the rebalancing transfer will occur on the 28th of the month. Your AAR will be cancelled if a premium allocation change or fund transfer is submitted on your behalf and the AAR is not also modified at the time to be consistent with your fund transfer and premium allocation changes. To process AAR transfers, or to modify an existing AAR, you may call us toll-free at 1-800-598-2019, or send a completed AAR form in Good Order to the VPSC at one of the addresses listed on the first page of the prospectus (or by any other method we make available). NYLIAC must receive the request in writing no later than five (5) Business Days prior to the date the transfer(s) are scheduled to begin. If your request for this option is received less than five (5) Business Days prior to the date you request it to begin, the transfer(s) will begin on the date you have specified in the month following receipt of your request.
The minimum Separate Account Value is $2,500. We will suspend this feature automatically if the Separate Account Value is less than $2,000 on a rebalancing date. Once the Separate Account Value equals or exceeds this amount, AAR will resume automatically as scheduled. There is no minimum amount that you must allocate among Investment Divisions for this feature.
You can cancel or modify the AAR feature at any time. To cancel or modify the AAR feature, you may contact us by phone on our toll-free number (1-800-598-2019), or send a written cancellation request in Good Order to the VPSC at one of the addresses listed on the first page of the Prospectus (or any other address we indicate to you in writing) or by any other method we make available. You cannot elect AAR if you have chosen Dollar Cost Averaging. However, you have the option of alternating between the two features.
INTEREST SWEEP

You can instruct us to periodically transfer the interest credited on the Fixed Account to the Investment Division(s) you specify. You can choose to make Interest Sweep transfers out of the Fixed Account if the amount in the Fixed Account is at least $2,500. We will make all Interest Sweep transfers on the date you specify or, if the date you specify is not a Business Day, on the next Business Day. You can specify any day of the month to make these automatic transfers, other than the 29th, 30th, or 31st of the month. We will not process an Interest Sweep transfer unless you contact us on our toll-free number (1-800-598-2019) or send a written request in Good Order to the VPSC at one of the addresses listed on the first page of the prospectus (or by any other method we make available). NYLIAC must receive the request no later than five (5) Business Days prior to the date the transfer(s) are scheduled to begin. If your request for this option is received less than five (5) Business Days prior to the date you request it to begin, the transfer(s) will begin on the date you have specified in the month following receipt of your request.
You cannot choose the Interest Sweep feature if you have instructed us to deduct any part of your policy charges from the Fixed Account. If you want to elect the Interest Sweep feature and you want to allocate your charges, you must allocate your charges to the MainStay VP U.S. Government Money Market Investment Division.
You can request Interest Sweep in addition to either the Dollar-Cost Averaging or Automatic Asset Rebalancing features. If an Interest Sweep transfer is scheduled for the same day as a Dollar Cost Averaging or Automatic Asset Rebalancing transfer, we will process the Interest Sweep transfer first.
If an Interest Sweep transfer would cause more than the greater of (i) $5,000 or (ii) 20% of the amount you have in the Fixed Account at the beginning of the Policy Year to be transferred from the Fixed Account, we will not process the transfer and we will suspend the Interest Sweep feature. If the amount you have in the Fixed Account is less than $2,000, we will automatically suspend this feature. Once the amount you have in the Fixed Account equals or exceeds this amount, the Interest Sweep feature will automatically resume as scheduled. You can cancel the Interest Sweep feature at any time. To cancel the Interest Sweep feature, you may contact us by phone on our toll-free number (1-800-598-2019), or send a written cancellation request in Good Order to the VPSC at one of the addresses listed on the first page of this prospectus (or any other address we indicate to you in writing) or by any other method we make available.
This feature is available at no additional cost.
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DEATH BENEFIT UNDER THE POLICY

The death benefit is the amount payable to the named Beneficiary when the Insured dies prior to the Insured’s maturity date. Upon receiving due proof of death, we pay the Beneficiary the death benefit amount determined as of the date the Insured dies. All or part of the death benefit can be paid in cash or applied under one or more of our payment options described under ADDITIONAL PROVISIONS OF THE POLICY—Payment Options.
The amount of the death benefit is determined by whether you have chosen Life Insurance Benefit Option 1 or Life Insurance Benefit Option 2.
Life Insurance Benefit Option 1—Provides a death benefit equal to the greater of (i) the face amount of the policy in force on the Insured’s date of death or (ii) a percentage of the Cash Value equal to the minimum necessary for the policy to qualify as life insurance under Section 7702 of the IRC. (See the following table for these percentages.)
Life Insurance Benefit Option 2—Provides a death benefit equal to the greater of (i) the face amount of the policy in force on the Insured’s date of death plus the Cash Value on the Insured’s date of death or (ii) a percentage of the Cash Value equal to the minimum necessary for the policy to qualify as life insurance under Section 7702 of the IRC. (See the following table for these percentages.)
Insured’s Age on Policy Anniversary	IRC Section 7702 Life Insurance %	Insured’s Age on Policy Anniversary	IRC Section 7702 Life Insurance %
0-40	250	61	128
41	243	62	126
42	236	63	124
43	229	64	122
44	222	65	120
45	215	66	119
46	209	67	118
47	203	68	117
48	197	69	116
49	191	70	115
50	185	71	113
51	178	72	111
52	171	73	109
53	164	74	107
54	157	75-90	105
55	150	91	104
56	146	92	103
57	142	93	102
58	138	94	101
59	134	95 & Over	100
60	130
The value of any additional benefits provided by any rider on the Primary Insured’s life is added to the amount of the death benefit. We pay interest on the death benefit from the date of death to the date the death benefit is paid or a payment option becomes effective. The interest rate equals the rate determined under the Interest Payment Option as described in ADDITIONAL PROVISIONS OF THE POLICY— Payment Options. We subtract any outstanding Policy Debt, and any unpaid monthly deductions if the death occurs during the 62-day late period and then credit the interest. Under both life insurance benefit options, negative investment experience in the Investment Divisions will never result in a death benefit that will be less than the face amount, so long as the policy remains in force.
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Example 1:
The following example shows how the death benefit varies as a result of investment performance on a policy with Life Insurance Benefit Option 1 assuming age at death is 45:
	Policy A	Policy B
(1) Face amount	$100,000	$100,000
(2) Cash Value on date of death (and no loans)	$50,000	$40,000
(3) Internal Revenue Code (“IRC”) Section 7702 Life Insurance
Percentage on date of death	215%	215%
(4) Cash Value multiplied by the IRC Percentage	$107,500	$86,000
(5) Death benefit = greater of (1) and (4)	$107,500	$100,000
Tax law provisions relating to “employer-owned life insurance contracts” may impact whether and to what extent the Life Insurance Benefit may be received on a tax-free basis. You may be required to take certain actions before acquiring the Policy in order to ensure that such Benefit may be received on a tax-free basis. See the discussion under FEDERAL INCOME TAX CONSIDERATIONS—Life Insurance Status of Policy—IRC Section 101(j)—Impact on Employer-Owned Policies for more information.
Example 2:
For all policies issued in New Jersey and for policies issued on or after May 1, 1995 in all other states, the following example shows how the death benefit varies as a result of investment performance on a policy assuming age at death is 97 (past maturity date):
	Policy A	Policy B	Policy C
(1) Face amount as shown on the Policy Data Page	$100,000.00	$100,000.00	$200,000.00
(2) Cash Surrender Value on date of death	$50,000.00	$110,000.00	$110,000.00
(3) Death benefit after maturity = Cash Surrender Value	$50,000.00	$110,000.00	$110,000.00
Face Amount Changes
Certain states may impose limitations on increasing or decreasing the face amount of your policy. Refer to your policy for details. You can apply in writing to have the face amount increased or decreased. The policy also contains a provision that permits cancellation of an increase in the face amount during the free look period. This period begins on the date the increase takes effect and ends 20 days later (or the amount of time required by state law but not less than 10 days).
The amount of an increase in face amount must be for at least $5,000 and is subject to our maximum retention limits. Evidence of insurability satisfactory to us is required for an increase. We reserve the right to limit increases, and the number of increases may be limited by state law. Generally, the Insured may not be older than age 80 as of the date of any increase in face amount. Any increase will take effect on the next Monthly Deduction Day on or after we approve the application for increase. An increase in face amount may affect the Net Amount at Risk, which may increase the cost of insurance charge, and will incur a new 15-year surrender charge period only on the amount of the increase.
Decreases in coverage are allowed. The face amount will be reduced by canceling insurance segments on a last purchased, first canceled basis and the appropriate surrender charge will be deducted from the Cash Value. (For a discussion of the charges associated with a decrease, see CHARGES UNDER THE POLICY—Surrender Charges.) Consult your tax adviser regarding the tax consequences of decreasing your coverage. A decrease in face amount is effective on the next Monthly Deduction Day following the receipt of a written request. The face amount may not be decreased to less than $50,000. We reserve the right to terminate the option of decreasing the face amount, and the number of decreases may be limited by state law.
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Life Insurance Benefit Option Changes
You can change the life insurance benefit option of the policy while the Primary Insured is alive. Any change of option will take effect on the Monthly Deduction Day on or after the date we receive your signed request at the VPSC listed on the first page of this prospectus or such other location that we indicate to you in writing. If the change would increase the Net Amount at Risk, we will not require any proof of insurability to make such a change. Surrender charges may apply to any Face Amount decrease due to a change in Life Insurance Benefit Option. Changing your Life Insurance Benefit Options may have tax consequences. You should consult a tax advisor before changing your Life Insurance Benefit Option.
If you change from Option 1 to Option 2, the face amount of the policy will be decreased by the Cash Value, and a surrender charge will be assessed if a surrender charge is then currently applicable.
If you change from Option 2 to Option 1, the face amount of the policy will be increased by the Cash Value. No surrender charge schedule has been applied to those option changes since November 20, 1998. However, for policies issued on and before November 19, 1998 where a life insurance benefit change from Option 2 to Option 1 occurred, a surrender charge schedule was applied to any increase attributable to these changes. Effective May 19, 2000, this charge schedule was no longer in effect.
CASH VALUE AND CASH SURRENDER VALUE

Cash Value
The Cash Value of your policy is the sum of the Accumulation Value and the value in the Fixed Account. Initially, the Cash Value equals the net amount of the first premium paid under the policy. This amount is allocated among the Fixed Account and the Investment Divisions according to the allocation percentages requested in the application, or as subsequently changed by you.
Transfers
All or part of the Cash Value can be transferred among Investment Divisions or from an Investment Division to the Fixed Account. We reserve the right to limit the number of transfers to the Fixed Account after the first two Policy Years. (In New Jersey and New York, no more than twelve transfers per Policy Year can be made from the Investment Divisions to the Fixed Account after the first two Policy Years.) The minimum amount that can be transferred from one Investment Division to another Investment Division, or to the Fixed Account, is the lesser of (i) $500 or (ii) the total value of the Accumulation Units in the Investment Division from which the transfer is being made. If, after an ordered transfer, the value of the remaining Accumulation Units in an Investment Division or the value in the Fixed Account would be less than $500, the entire value will be transferred. There is no charge for the first twelve transfers in any one Policy Year. We may impose a charge of up to $30 for each transfer in excess of twelve per year. Any transfer made in connection with the Dollar-Cost Averaging, Automatic Asset Rebalancing, and Interest Sweep options will not count toward the twelve-transfer limit.
Transfers can also be made from the Fixed Account to the Investment Divisions in certain situations. See THE FIXED ACCOUNT.
Requesting a Transfer
You can request a transfer by any of the three methods listed below. Transfer requests are subject to limitations and must be made in accordance with our established procedures:
•
submit your request in writing and in Good Order to the VPSC at one of the addresses listed on the first page of this prospectus (or any other address we indicate to you in writing);
•
speak to a customer service representative at 1-800-598-2019 on Business Days between the hours of 9:00 a.m. and 6:00 p.m. (Eastern Time); or
•
make your request online by logging into www.newyorklife.com.
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We do not currently accept faxed or e-mailed transfer requests, however we reserve the right to accept them at our discretion.
Transfer requests received after the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. (Eastern Time), or received on a non-Business Day, will be priced as of the next Business Day.
It is important that you inform NYLIAC of an address change so that you can receive important policy statements.
All NYLIAC requirements must be met in order for us to process your service requests. Please review all service request forms carefully and provide all required information as applicable to the transaction. NYLIAC will not be able to process your request if information is missing.
Transfers from Investment Divisions will be made based on the Accumulation Unit values at the end of the Business Day that NYLIAC receives the transfer request. If, however, the date that the request is received is not a Business Day, or if the request is received other than through the mail after the closing of the New York Stock Exchange, then the request is deemed received on the next Business Day. See ADDITIONAL PROVISIONS OF THE POLICY—When We Pay Proceeds.
Limits on Transfers
Procedures Designed to Limit Potentially Harmful Transfers—This policy is not intended as a vehicle for market timing. Accordingly, your ability to make transfers under the policy is subject to limitation if we determine, in our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners.
Any modification of the transfer privilege could be applied to transfers to or from some or all of the Investment Divisions. If not expressly prohibited by the policy, we may, for example:
•
reject a transfer request from you or from any person acting on your behalf
•
restrict the method of making a transfer
•
charge you for any redemption fee imposed by an underlying Fund
•
limit the dollar amount, frequency or number of transfers.
Currently, if you or someone acting on your behalf requests transfers either by telephone or electronically into or out of one or more Investment Divisions on three or more days within any 60-day period, we will send you a letter notifying you that a transfer limitation has been exceeded. If we receive an additional transfer request that would result in transfers into or out of one or more Investment Divisions on three or more days within any 60 day period, we will process the transfer request. Thereafter, we will immediately suspend your ability to make transfers electronically and by telephone, regardless of whether you have received the warning letter. All subsequent transfer requests for your policy must then be made through the U.S. mail or an overnight courier and received by the VPSC at one of the addresses noted on the first page of this prospectus. We will provide you with written notice when we take this action.
We currently do not include the following transfers in these limitations, although we reserve the right to include them in the future: transfers to and from the Fixed Account; the first transfer into the Investment Divisions at the expiration of the free look period; the first transfer out of the Mainstay VP U.S. Government Money Market Investment Division within six months of the issuance of a policy; and transfers made pursuant to the Dollar-Cost Averaging, Automatic Asset Rebalancing, and Interest Sweep options.
We may change these limitations or restrictions or add new ones at any time without prior notice; your policy will be subject to these changes regardless of the Issue Date of your policy. All transfers are subject to the limits set forth in the prospectus in effect on the date of the transfer request, regardless of when your policy was issued. Note, also, that any applicable transfer rules, either as indicated above or that we may utilize in the future, will be applied even if we cannot identify any specific harmful effect from any particular transfer.
We apply our limits on transfers procedures to all owners of this policy without exception. Orders for the purchase of Fund portfolio shares are subject to acceptance by the relevant Fund. We will reject or reverse, without prior notice, any transfer request into an Investment Division if the purchase of shares in the corresponding Fund portfolio is not accepted by the Fund for any reason. For transfers into multiple Investment Divisions, the entire transfer request will
33

be rejected or reversed if any part of it is not accepted by any one of the Funds. We will provide you with written notice of any transfer request we reject or reverse. You should read the Fund prospectuses for more details regarding their ability to refuse or restrict purchases or redemptions of their shares. In addition, a Fund may require us to share specific policyowner transactional data with them, such as taxpayer identification numbers and transfer information.
Risks Associated with Potentially Harmful Transfers—Our procedures are designed to limit potentially harmful transfers. We cannot guarantee, however, that our procedures will be effective in detecting and preventing all transfer activity that could disadvantage or potentially hurt the rights or interests of other policyowners. The risks described below apply to policyowners and other persons having material rights under the policies.
•
We do not currently impose redemption fees on transfers or expressly limit the number or size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than our procedures in deterring or preventing potentially harmful transfer activity.
•
Our ability to detect and deter potentially harmful transfer activity may be limited by policy provisions.
(1)
The underlying Fund portfolios may have adopted their own policies and procedures with respect to trading of their respective shares. The prospectuses for the underlying Fund portfolios, in effect at the time of any trade, describe any such policies and procedures. The trading policies and procedures of an underlying Fund portfolio may vary from ours and be more or less effective at preventing harm. Accordingly, the sole protection you may have against potentially harmful frequent transfers is the protection provided by the procedures described herein.
(2)
The purchase and redemption orders received by the underlying Fund portfolios reflect the aggregation and netting of multiple orders from owners of this policy and other variable policies issued by us. The nature of these combined orders may limit the underlying Fund portfolios’ ability to apply their respective trading policies and procedures. In addition, if an underlying Fund portfolio believes that a combined order we submit may reflect one or more transfer requests from owners engaged in potentially harmful transfer activity, the underlying Fund portfolio may reject the entire order and thereby prevent us from implementing any transfers that day. We do not generally expect this to happen. Alternatively, Funds may request information on individual policyowner transactions and may impose restrictions on individual policyowner transfer activity.
•
Other insurance companies, which invest in the Fund portfolios underlying this policy, may have adopted their own policies and procedures to detect and prevent potentially harmful transfer activity. The policies and procedures of other insurance companies may vary from ours and be more or less effective at preventing harm. If their policies and procedures fail to successfully discourage potentially harmful transfer activity, there could be a negative effect on the owners of all of the variable policies, including ours, whose variable Allocation Alternatives correspond to the affected underlying Fund portfolios.
•
Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things:
(1)
an adverse effect on portfolio management, such as:
a)
impeding a portfolio manager’s ability to sustain an investment objective;
b)
causing the underlying Fund portfolio to maintain a higher level of cash than would otherwise be the case; or
c)
causing an underlying Fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) to pay withdrawals or transfers out of the underlying Fund portfolio.
(2)
increased administrative and Fund brokerage expenses.
(3)
dilution of the interests of long-term investors in an Investment Division if purchases or redemptions into or out of an underlying Fund portfolio are made when, and if, the underlying Fund portfolio’s investments do not reflect an accurate value (sometimes referred to as “time-zone arbitrage” and “liquidity arbitrage”).
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Investment Return
The investment return of a policy is based on:
•
The Accumulation Units held in each Investment Division,
•
The investment experience of each Investment Division as measured by its actual net rate of return, and
•
The interest rate credited on Cash Values held in the Fixed Account.
The investment experience of an Investment Division reflects increases or decreases in the net asset value of the shares of the underlying Fund, any dividend or capital gains distributions declared by the Fund, and any charges against the assets of the Investment Division. This investment experience is determined each Business Day that the net asset value of the underlying Portfolio is determined. The actual net rate of return for an Investment Division measures the investment experience from the end of one Business Day to the end of the next Business Day.
Cash Surrender Value
The policy can be surrendered for its Cash Surrender Value at any time before the Insured dies. Unless a later effective date is selected, the surrender is effective on the date we receive the policy and a written request in Good Order at the VPSC addresses listed on the first page of this prospectus. The written request for surrender is deemed received on the date that they are received by mail at the VPSC or such other location that we indicate to you in writing. If, however, the date that they are received is not a Business Day, or if they are received other than through the mail after the closing of regular trading on the New York Stock Exchange, they are deemed received on the next Business Day.
Because the Cash Value of the policy fluctuates with the performance of the Investment Divisions and the interest rate credited to the Fixed Account, and because certain surrenders or partial withdrawals are subject to a surrender charge, and because of charges made against the policy, the total amount paid upon surrender of the policy (taking into account any prior withdrawals) can be more or less than the total premiums.
Net Cash Value
Your policy may lapse without value if the Net Cash Value is insufficient to cover the charges. Therefore, while premium payments are flexible, you may need to make additional premium payments so that the Net Cash Value of your policy is sufficient to pay the charges needed to keep your policy in effect.
Partial Withdrawals
The owner of a policy can make a partial withdrawal of the policy’s Cash Surrender Value at any time while the Insured is living, by sending a written request in Good Order to the VPSC at one of the addresses listed on the first page of this prospectus, calling a service representative at 1-800-598-2019, or utilizing any other method we make available. If your address or bank account information has been on file with us for less than 30 days, we may require additional verification of your identity, in Good Order, before we will process a partial withdrawal request to send proceeds electronically to that bank account or through the mail to that address.
The minimum partial withdrawal is $500 unless we agree otherwise. We will apply uniform rules in agreeing to partial withdrawals under $500. The amount available for a partial withdrawal is the policy’s Cash Surrender Value at the end of the Business Day (defined by the closing time of the New York Stock Exchange) that we receive the request.
Please note that partial withdrawal requests must be received in Good Order and for requests above $50,000, we may require additional verification of the owner’s identity in a manner acceptable to us, including without limitation, a notarized confirmation of the owner(s) signature or a medallion signature guarantee. If your address or bank account information has been on file with us for less than 30 days, we will either require the request in writing or require additional verification of your identity, in Good Order, before we will process a request to send partial withdrawal proceeds electronically to that bank account or through the mail to that address. In addition, partial withdrawal requests made from policies that are less than 90 days old or that had an ownership change within 30 days of such partial withdrawal request must be made in writing, in Good Order and sent to the VPSC at one of the addresses
35

listed on the first page of this prospectus (or any other address we indicate to you in writing). We do not currently accept faxed or e-mailed requests for a partial withdrawal, however we reserve the right to accept them at our discretion.
The partial withdrawal will be made on a pro-rata basis from the Fixed Account and/or Investment Divisions, unless you indicate otherwise. If the portion of your request for a partial withdrawal from the Fixed Account or Investment Division is greater than the amount in the Fixed Account and/or Investment Division, we will reduce the partial withdrawal by that amount and pay you the entire value of that Fixed Account and/or Investment Division, less any surrender charge which may apply. Partial withdrawals will cause a reduction in the policy’s face amount when Life Insurance Benefit Option 1 is in effect. We reserve the right to limit the amount and frequency of partial withdrawals, and state law limitations may also apply. Partial withdrawals and surrenders may be subject to surrender charges. See CHARGES UNDER THE POLICY—Other Charges—Partial Withdrawal Charge.
We will pay any partial withdrawals generally within seven days after we receive all of the necessary documentation and information. However, we may delay payment under certain circumstances. See ADDITIONAL PROVISIONS OF THE POLICY—When We Pay Proceeds for more information.
Your requested partial withdrawal will be effective on the date we receive your written request in Good Order. However, if the day we receive your request is not a Business Day or if your request is received after the closing of regular trading on the New York Stock Exchange, then the requested partial withdrawal will be effective on the next Business Day.
We will charge a fee, not to exceed the lesser of $25 or 2% of the amount withdrawn, for processing a partial withdrawal. This fee will be deducted from the remaining balance of the Fixed Account and/or Investment Divisions based on the withdrawal allocation, or if the fee amount exceeds the remaining balance, it will be deducted from the Fixed Account and/or Investment Divisions on a pro rata basis. When you make a partial withdrawal, the death benefit, the Cash Value, the Net Cash Value and the Cash Surrender Value will be reduced by the amount of the withdrawal proceeds you receive as of the date you receive the payment and any applicable surrender charge.
A partial withdrawal may result in taxable income and a penalty tax to you. See FEDERAL INCOME TAX CONSIDERATIONS for more information.
Periodic Partial Withdrawals
After the first Policy Year, you may elect to receive regularly scheduled withdrawals from your policy. These periodic partial withdrawals (PPW) can be paid on a monthly, quarterly, semi-annual, or annual basis. You will elect the frequency of the withdrawals, and the day of the month for the withdrawals to be made (may not be the 29th, 30th, or 31st of a month). To process a PPW, we must receive a request in writing and in Good Order no later than five (5) Business Days prior to the date the withdrawals are to begin at one of the addresses listed on the first page of the prospectus, or you can utilize any other method we make available. If your request for this option is received less than five (5) Business Days prior to the date you request it to begin, the withdrawals will begin one month after the date you requested it to begin. We will make all withdrawals on the day of each calendar month you specify, or on the next Business Day (if the day you have specified is not a Business Day). The minimum amount of withdrawal is $500, or such lower amount as we may permit. We will deduct the Partial Withdrawal Charge, not to exceed the lesser of $25 or 2% of the initial PPW, when you elect the PPW option. You can specify which Investment Divisions and/or Fixed Account from which the PPWs will be made. If you do not specify, we will withdraw money on a pro rata basis from the Fixed Account and/or Investment Divisions. If a PPW would cause the policy’s Face Amount to be less than the minimum Face Amount, we will not process that PPW and the PPW arrangement will be suspended. If the policy’s Cash Surrender Value falls below $2,000, the PPW arrangement will also be suspended. If a PPW payment causes the policy’s Face Amount to decrease, a surrender charge may apply. You may not request this option if you have the Guaranteed Minimum Death Benefit Rider or your policy is a modified endowment contract or below the minimum Face Amount. The PPW arrangement will automatically terminate when total withdrawals taken (including PPWs) equal the total premiums paid under the policy.
POLICY LOANS

Using the policy as sole security, you can borrow any amount up to the loan value of the policy. The loan value on any given date is equal to (i) 90% of the Cash Value, less applicable surrender charges and less any deferred
36

contract charges, less (ii) any Policy Debt. Certain of the provisions discussed below, applicable to policy loans, differ considerably in the state of New Jersey. New Jersey policyowners should review their policy for further details.
When you request a loan, a transfer of funds can be made from the Separate Account to the Fixed Account so that the Cash Value in the Fixed Account is at least 106% of the requested loan plus any outstanding loans, including accrued loan interest. This percentage will change in accordance with changes in the loan interest rate, but will never exceed 108%. We will transfer these funds from the Investment Divisions of the Separate Account in accordance with your instructions, or if you have not provided us with any instructions, in proportion to the amounts you have in each Investment Division. While any policy loan is outstanding, we will not allow you to make any partial withdrawals or transfer any funds from the Fixed Account if the partial withdrawal or transfer would cause the cash value of the Fixed Account to fall below 106% of all outstanding loans (or a different percentage based on the loan interest rate). In addition, if the monthly deductions from Cash Value will cause the Cash Value of the Fixed Account to fall below the total amount of all outstanding policy loans, we will take these deductions from the Investment Divisions of the Separate Account in proportion to the amounts you have in each Investment Division.
Please note that loan requests must be received in Good Order by us and for amounts above $50,000, we may require additional verification of the owner’s identity in a manner acceptable to us, including without limitation, a notarized confirmation of the owner(s) signature or a medallion signature guarantee. If your address or bank account information has been on file with us for less than 30 days, we will either require the request in writing in or require additional verification of your identity, in Good Order, before we will process a request to send loan proceeds electronically to that bank account or through the mail to that address. In addition, loan requests made from policies that are less than 90 days old or that had an ownership change within 30 days of such loan request must be made in writing in Good Order and sent to the VPSC at one of the addresses listed on the first page of this prospectus (or any other address we indicate to you in writing). We do not currently accept faxed or e-mailed loan requests, however, we reserve the right to accept them at our discretion.
Loan Interest
The effective annual loan interest rate is 6% for all policies issued on and after May 19, 2000 and for all new and existing loans on their policy anniversaries following May 19, 2000, which is payable in arrears. We reserve the right to set a lower rate, which we will determine at least once every twelve months, but not more frequently than once in any three month period. Loan interest for the Policy Year that a loan is taken will be due on the next policy anniversary. Loan interest accrues each day and is payable on the earliest of the policy anniversary, on the date of death, surrender, or lapse, or on the date of a loan increase or loan repayment. Loan interest not paid in cash as of the policy anniversary, or prior to the expiration of the late period, will be charged as a new loan. An amount may need to be transferred to the Fixed Account to cover this increased loan amount. You should be aware that the larger the loan becomes relative to the Net Cash Value, the greater the risk that the remaining Net Cash Value may not be sufficient to support the policy charges and expenses, including any loan interest due, and the greater the risk of the policy lapsing. See Loan Repayment below.
If we have set a loan interest rate lower than 6%, any subsequent increase in the interest rate will be subject to the following conditions:
(1)
The effective date of any increase in the interest rate will not be earlier than one year after the effective date of the establishment of the previous rate.
(2)
The amount by which the interest rate may be increased will not exceed one percent per year, but the rate of interest will in no event ever exceed 8%.
(3)
We will give notice of the interest rate in effect when a loan is made and when sending notice of loan interest due.
(4)
If a loan is outstanding 40 days or more before the effective date of an increase in the interest rate, we will notify you of that increase at least 30 days prior to the effective date of the increase.
(5)
We will give notice of any increase in the interest rate when a loan is made during the 40 days before the effective date of the increase.
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When Loan Interest is Due
The interest we charge on a loan accrues daily and is payable on the following dates:
•
the policy anniversary;
•
the date you surrender the policy;
•
the date you fully repay a loan;
•
the date the policy lapses; or
•
the date on which the last surviving insured dies.
Any loan interest that you do not pay when due will become part of the policy loan and will also accrue interest. You should be aware that the larger the loan becomes relative to the Net Cash Value, the greater the risk that the remaining Net Cash Value may not be sufficient to support the policy charges and expenses, including any loan interest due, and the greater the risk of the policy lapsing. In addition, if the interest charged would cause the amount of the borrowing to exceed 90% of the Cash Surrender Value of the policy, the interest amount will be withdrawn on a pro rata basis across all investment Divisions.
Loan Repayment
All or part of an unpaid loan can be repaid before the Insured’s death or before the policy is surrendered. Loan repayments are allocated to the Investment Divisions and/or the Fixed Account in accordance with premium allocations in effect at the time of the loan repayment, unless you indicate otherwise. If a loan is outstanding when the life insurance or surrender proceeds become payable, we will deduct the amount of any Policy Debt from these proceeds. In addition, if any Policy Debt exceeds the policy’s Cash Surrender Value, we will mail a notice to you at your last known address and a copy to the last known assignee on our records. If you do not pay the necessary amount within 31 days after the day we mail you this notice, we will terminate your policy. This could result in a taxable gain to you. Loan repayments must be sent to NYLIAC at one of the addresses listed on the first page of this prospectus (or any other address we indicate to you in writing).
Interest on Loaned Value
The amount of any loan is held in the Fixed Account and earns interest at a rate we determine. We guarantee that the rate will never be lower than the rate we charge for policy loans, less 2% (for example, if the rate we charge for policy loans is 6%, then the rate we credit on loaned amounts will never be lower than 4%), and in no event less than 4%.
Currently, the amount in the Fixed Account that is collateral for an outstanding loan is credited with interest at a rate that is 1% less than the effective annual loan interest rate during the first 10 Policy Years and 0.5% less than the effective rate in subsequent Policy Years. These rates are not guaranteed and can change at any time.
That portion of the policy’s Cash Value held in the Fixed Account is not affected by the Separate Account’s investment performance. The Cash Value is affected because the portion of the Cash Value equal to the policy loan is credited with an interest rate declared by us rather than a rate of return reflecting the investment performance of the Separate Account. Any interest credited on the loan amount in the Fixed Account remains in the Fixed Account unless you transfer amounts no longer needed as security to the Separate Account.
The Effects of a Policy Loan
A loan, repaid or not, has a permanent effect on your Cash Value. This effect occurs because amounts borrowed are removed from your Investment Divisions (which will receive investment performance) and placed into the Fixed Account (which earns interest at a fixed rate). Investment results will apply only to the amounts remaining in your Investment Divisions. The longer a loan is outstanding, the greater the effect on your Cash Value is likely to be. The effect could be favorable or unfavorable. If the Investment Divisions earn more than the annual interest rate for loaned amounts held in the Fixed Account, your Cash Value will not increase as rapidly as it would have had no loan been made. If the Investment Divisions earn less than the interest earned on loaned amounts held in the Fixed Account, then your Cash Value may be greater than it would have been had no loan been made. If not repaid, the aggregate
38

amount of the outstanding loan principal and any accrued interest will reduce the Policy Proceeds that might otherwise be payable.
In addition, unpaid capitalized loan interest generally will be treated as an additional new loan under the Code. If the policy is a modified endowment contract a loan may result in taxable income and penalty taxes to you. In addition, for all policies, if the loans taken, including unpaid interest, exceed the premiums paid, policy surrender or policy lapse will result in a taxable gain to you. See FEDERAL INCOME TAX CONSIDERATIONS for more information.
EXCHANGE PRIVILEGE

At any time within 24 months of the Issue Date of the policy, you may request to exchange for a fixed benefit life insurance protection on the life of the Insured. The exchange will become effective when the VPSC receives your written request, in Good Order, at one of the addresses listed on the first page of this prospectus.
At any time within 24 months of the Issue Date, you can exchange the policy for a policy on a permanent plan of life insurance that we or one of our affiliates offer for this purpose. We will not require evidence of insurability. The date of exchange will be the later of (a) the date you send us the policy along with a proper written request; or (b) the date we receive the policy in Good Order at the VPSC listed on the first page of this prospectus, or such other location that we indicate to you in writing, and the necessary payment for the exchange. Upon an exchange of a policy, all riders and benefits will end unless we agree otherwise or unless required under state law. The exchanged policy will have the same Issue Date, issue age, and risk classification as the original policy. The amount applied to your new policy will be the policy’s Accumulation Value plus a refund of all cost of insurance charges, monthly per thousand Face Amount charges, sales expense charges, and any rider charges taken as of the date of the exchange. We will not refund Mortality and Expense Risk charges, monthly contract charges, state premium tax charges, or federal tax charges. Because policy values may increase or decrease due to market fluctuations during the period between submission of the exchange request and actual processing, the Cash Value applied to your new policy may be impacted. Please consult your registered representative for options to potentially mitigate market exposure during the time it will take to process the exchange. In order to exchange the policy, we will require: (a) that the policy be in effect on the date of exchange; (b) repayment of any Policy Debt; and (c) an adjustment, if any, for premiums and Cash Values of the policy and any new policy.
Special New York Requirements.
In the event of a material change in the investment policy of a Portfolio, you may convert your policy to a new flexible premium life insurance policy for an amount of insurance not to exceed the amount of the death benefit under your original policy on the date of conversion. The new policy will be based on the same issue age, gender, and class of risk as your original policy, but will not offer variable Allocation Alternatives such as the Investment Divisions. We will not require that you provide evidence of insurability to effect this conversion. You will have 60 days after the later of (1) the effective date of the change in the investment policy of the Portfolio and (2) the date you receive notification of such change. All riders attached to your original policy will end on the date of any such conversion.
YOUR VOTING RIGHTS

The Funds are not required to and typically do not hold annual stockholder meetings. Special shareholder meetings will be called when necessary.
To the extent required by law, whenever a special shareholder meeting is held, NYLIAC will vote the Portfolio shares held in the Separate Account in accordance with instructions received from policyowners having voting interests in the corresponding Investment Divisions. If, however, applicable laws or regulations change, and as a result, we determine that we are allowed to vote the Portfolio shares in our own right, we may elect to do so.
We may, if required by state insurance regulations, disregard voting instructions if they would require shares to be voted so as to cause a change in the sub-classification or investment objectives of one or more of the available Investment Divisions or to approve or disapprove an investment advisory contract for a Fund. In addition, we may disregard voting instructions that would require changes in the investment policy or investment adviser of one or more of the Funds associated with the available Investment Divisions, provided that we reasonably disapprove such
39

changes in accordance with applicable federal or state regulations. If we disregard policyowner voting instructions, we will advise policyowners of our action and the reasons for such action in the next available annual or semi-annual report.
The number of votes which are available to a policyowner will be calculated separately for each Investment Division and will be determined by applying the policyowner’s percentage interest in a particular Investment Division to the total number of votes attributable to the Investment Division.
The number of available votes of an Eligible Portfolio will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the relevant Fund. Voting instructions will be solicited prior to such meeting in accordance with procedures established by the relevant Fund.
Fund shares for which no timely instructions are received, and any other shares that we (or our affiliates) own in our own right, will be voted in proportion to the timely voting instructions received from all policies participating in that Investment Division. As a result, because of proportional voting, a small number of policy owners may control the outcome of the vote. Each person having a voting interest in an Investment Division will receive proxy material, reports, and other materials relating to the appropriate Portfolio.
OUR RIGHTS

We reserve the right to take certain actions in connection with our operations and the operations of the Separate Account. These actions will be taken in accordance with applicable laws (including obtaining any required approval of the SEC and any other required regulatory approvals). If necessary, we will seek your approval.
Specifically, we reserve the right to:
•
add, close, substitute or remove any Investment Division (and the shares of an associated Eligible Portfolio);
•
create new Separate Accounts;
•
combine the Separate Account with one or more other Separate Accounts;
•
operate the Separate Account as a management investment company or in any other form permitted by law;
•
deregister the Separate Account under the 1940 Act;
•
manage the Separate Account under the direction of a committee or discharge such committee at any time;
•
transfer the assets of the Separate Account to one or more other Separate Accounts; and
•
restrict or eliminate any of the voting rights of policyowners or other persons who have voting rights as to the Separate Account.
NYLIAC also reserves the right to change the names of the Separate Account.
We may remove an Investment Division even if the shares of an Eligible Portfolio are no longer available for investment or if we, in our sole discretion, decide that investment in an Eligible Portfolio is inappropriate given the purposes of the Separate Account. A new Eligible Portfolio may have higher fees and charges than the one it replaces. We will not substitute shares attributable to your interest in an Investment Division until you have been notified of the change, as required by the 1940 Act and we have obtained any necessary regulatory approvals. We may also add new Investment Divisions and/or close one or more Investment Divisions when marketing, tax, investment, or other conditions make it appropriate. We may decide whether or not the new Investment Divisions should be made available to existing policyowners. If we make a substitution or change to the Investment Divisions, we may change your policy to reflect such substitution or change. We will not transfer any amounts invested in an Investment Division without the policyowner's instructions, except as permitted by law.
40

DIRECTORS AND PRINCIPAL OFFICERS OF NYLIAC

Directors:	Positions During Last Five Years:
Elizabeth K. Brill
Senior Vice President and Chief Actuary of Registrant and New York Life
since April 2019. Joined New York Life as a Vice President & Actuary in
the Office of the Chief Actuary in 2010 and has since held various positions in the Corporate Finance department and the Office of the
General Counsel. She recently led the Actuarial Services team within the
Financial Services Organization, which is responsible for valuation, actuarial model development and production, and experience studies, and has served as Deputy Chief Actuary of New York Life from
September 2018 to April 2019. Prior to joining New York Life, practiced insurance transactional and regulatory law at Debevoise & Plimpton LLP and Prudential Financial. Director, Senior Vice President & Chief Actuary,
NYLIAC, April 2019 to date; Vice President & Actuary, May 2016 to April
2019; Executive Committee Member, NYLIAC, June 2020 to date.

Alexander I. Cook
Senior Vice President, Chief Data and Analytics Officer and Head of
Retail Life, New York Life, April 2017 to date; Senior Vice President &
Chief Customer & Analytics Officer, January 2016 to March 2017; Senior
Vice President and Head of Strategy, Data & Analytics, Insurance &
Agency Group, March 2015 to December 2015; Vice President and Head
of Corporate Strategy, New York Life, February 2012 to February 2015.
Director, NYLIAC, June 2017 to date; Senior Vice President, NYLIAC,
April 2015 to date.

Craig L. DeSanto
President, NYLIC, July 2020 to date; Executive President & Co-Chief
Operating Officer, NYLIC, May 2019 to July 2020; Executive Vice
President, NYLIC, July 2018 to May 2019; Senior Vice President, NYLIC,
February 2012 to July 2018.
Chairman of the Board, Chairman and President, Executive Committee
Chairman, NYLIAC, September 2020 to date; Executive President,
Co-Chief Operating Officer & Actuary, NYLIAC, June 2019 to September
2020, Executive Vice President, NYLIAC, October 2018 to June 2019,
Senior Vice President & Actuary, NYLIAC, December 2012 to October
2018.

Eric A. Feldstein
Executive Vice President & Chief Financial Officer, New York Life,
October 2019 to date. Director, Executive Committee Member, NYLIAC,
June 2020 to date; Executive Vice President & Chief Financial Officer,
NYLIAC, October 2019 to date.

Robert M. Gardner
Senior Vice President and Controller, New York Life, September 2017 to
date; Senior Vice President and Controller, NYLIAC, September 2017 to
date; Vice President and Controller, New York Life, July 2013 to
September 2017; Vice President and Controller, NYLIAC, July 2013 to
September 2017; Director, NYLIAC, January 2013 to date; Vice
President, December 2012 to date. Director, NYLIAC, January 2013 to date; Senior Vice President & Controller, NYLIAC, September 2017 to
date; Vice President & Controller, NYLIAC, June 2015 to September
2017.

Francis M. Harte
Senior Managing Director and Chief Financial Officer of Asset
Management, New York Life, May 2014 to date. Director, NYLIAC, June
2015 to date; Senior Vice President, NYLIAC, April 2015; Audit
Committee Member, NYLIAC, November 2017; Audit Committee
Chairman, NYLIAC, June 2015 to November 2017.

41

Directors:	Positions During Last Five Years:
Thomas A. Hendry
Senior Vice President and Treasurer, New York Life, July 2012 to date;
Senior Vice President and Treasurer, NYLIAC, August 2012 to date.
Director, NYLIAC, June 2015 to date; Senior Vice President & Treasurer,
NYLIAC, August 2012 to date; Audit Committee Member, NYLIAC, April
2016 to date.

Jodi Kravitz
Director, NYLIAC, June 2021 to date; Vice President and Actuary,
December 2012 – June 2020; Investment Committee Member June 2021
to Present; Audit Committee Member June 2021 to Present; Rate
Committee – Life Committee Chairman October 2018 – June 2019; Rate
Committee – Life Committee Member May 2013 – 2018, NYLIC; Senior
Vice President February 2020 - Present.

Mark J. Madgett
Senior Vice President and Head of Agency, January 2016 to date;
Executive Management Committee, December 2015 to date; Senior Vice
President, September 2014 to December 2015. Director, NYLIAC, April
2016 to date; Executive Vice President & Head of Agency, NYLIAC, June
2019 to date; Senior Vice President & Head of Agency, NYLIAC, May
2016 to June 2019.

Anthony R. Malloy
Director, NYLIAC, July 2020 to date; Executive Vice President & Chief
Investment Officer, NYLIAC, August 2020 to date; Executive Vice
President & Chief Investment Officer, NYLIAC, June 2020 to August
2020; Investment Committee Chairman, NYLIAC, August 2020 to date.

Theodore A. Mathas
Chairman of the Board, President and Chief Executive Officer, January
2019 to date; Chairman of the Board and Chief Executive Officer, May
2015 to December 2018; Chairman, President and Chief Executive
Officer, New York Life, June 2009 to May 2015. Executive Management
Committee, June 2002 to date. Director, NYLIAC, September 2020 to date; Chairman of the Board, NYLIAC, July 2007 to September 2020;
Chief Executive Officer, NYLIAC, September 2020 to date; Chairman,
President & Chief Executive Officer, NYLIAC, April 2019 to September
2020; Chairman and Chief Executive Officer, NYLIAC, June 2015 to April
2019; Executive Committee Chairman, NYLIAC, May 2010 to September
2020.

Amy Miller
Senior Vice President, Deputy General Counsel and Secretary,
September 2016 to date; Senior Vice President, Deputy General Counsel and Chief Corporate Counsel, September 2014 to September 2016; Vice
President and Associate General Counsel, New York Life, September
2013 to September 2014. Director, NYLIAC, June 2015 to date; Senior
Vice President, Deputy General Counsel & Assistant Secretary, NYLIAC,
June 2020; Audit Committee Member, NYLIAC, January 2017 to April
2019.

Matthew D. Wion
Senior Vice President and Strategic Insurance Businesses and Retail
Annuity CFO, New York Life, September 2018 to date; Senior Vice
President and Individual Life CFO, New York Life, September 2015 to
date; Senior Vice President and Annuity CFO, New York Life, September
2014 to August 2015; Vice President and Annuity CFO, New York Life,
January 2014 to August 2014. Director, NYLIAC, June 2015 to date;
Senior Vice President, NYLIAC, April 2015 to date; Investment
Committee Member, NYLIAC, September 2020 to date.

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Officers:	Positions During Last Five Years:
Michael K. McDonnell
Senior Vice President and Chief Legal Officer, NYLIAC, January 2022 to
date; Senior Vice President, Chief Legal Officer & Secretary, Associate
General Counsel NYLIAC, June 2020 to January 2022; Senior Vice
President & Deputy General Counsel September 2021 – Present; Vice
President & Associate General Counsel September 2016 – September
2021; Associate General Counsel November 2013 – September 2016.

Sara L. Badler
Senior Vice President and Chief Compliance Officer, New York Life,
January 2020 to date; Senior Vice President, New York Life, April 2015 to January 2020; Senior Vice President and Chief Compliance Officer,
NYLIAC, January 2020 to date; Senior Vice President, NYLIAC, April
2015 to January 2020.

Colleen A. Meade
Associate General Counsel, New York Life, March 2016 to date;
Associate Legal Office and Secretary, NYLIAC, May 2016 to date. Prior to joining New York Life, Ms. Meade headed U.S. Subsidiary Corporate
Governance at JPMorgan Chase & Co. from 2008 to 2016. Associate
General Counsel and Secretary, NYLIAC, June 2019 to date; Associate
Legal Officer & Secretary, NYLIAC, May 2016 to 2019.

The Principal business address for all the Directors and Officers is 51 Madison Avenue, New York, New York 10010
THE FIXED ACCOUNT

The Fixed Account is supported by the assets in NYLIAC’s General Account, which includes all of NYLIAC’s assets except those assets specifically allocated to the Separate Account. NYLIAC has sole discretion to invest the assets of the Fixed Account subject to applicable law. The Fixed Account is not registered under the federal securities laws and is not generally subject to their provisions. NYLIAC has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus relating to the Fixed Account. Disclosures regarding the Fixed Account, however, are subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in a prospectus.
Interest Crediting
NYLIAC guarantees that it will credit interest at an annual rate of at least 4% to values in or transferred to the Fixed Account under the policies. NYLIAC may, at its sole discretion, credit a higher rate of interest to the Fixed Account, or to amounts allocated or transferred to the Fixed Account. The interest rate will be set by NYLIAC and can change daily. The interest rate may differ for loaned and non-loaned amounts in the Fixed Account.
Transfers to Investment Divisions and to the Fixed Account
Amounts may be transferred from the Fixed Account to the Investment Divisions, subject to the following conditions.
•
Maximum Transfer. The maximum amount you are allowed to transfer from the Fixed Account to the Investment Divisions during any Policy Year is the greater of $5,000 or 20% of the value in the Fixed Account at the beginning of the Policy Year. This means, for example if you have $50,000 in the Fixed Account, it will take you 8 years to transfer out the entire amount.
•
Minimum Transfer. The minimum amount that you may transfer from the Fixed Account to the Investment Divisions is the lesser of (i) $500 or (ii) the value in the Fixed Account. In most states, we will consider transfers of amounts less than this minimum.
•
Minimum Remaining Value. If, after a contemplated transfer, the remaining values in the Fixed Account would be less than $500, we have the right to include that amount in the transfer. (This will apply even in cases in which you have reached the Maximum Transfer amount outlined above.)
•
Transfer Charge. We may impose a charge of up to $30 per transfer for each transfer after the first twelve in any Policy Year. We will deduct this charge from accounts in the Investment Divisions and amounts not held
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as collateral for a loan in the Fixed Account in proportion to amounts in these Allocation Alternatives. We will not count any transfer made in connection with the Dollar Cost Averaging, Automatic Asset Rebalancing, and Interest Sweep options as a transfer toward the twelve transfer limit.
•
How to request a transfer:
(1)
submit your request in writing in Good Order to the VPSC at one of the addresses listed on the first page of this prospectus (or any other address we indicate to you in writing);
(2)
speak to a customer service representative at 1-800-598-2019 on Business Days between the hours of 9:00 a.m. and 6:00 p.m. Eastern Time; or
(3)
make your request online by logging into www.newyorklife.com.
We do not currently accept faxed or e-mailed transfer requests, however we reserve the right to accept them at our discretion. Transfer requests received after the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. (Eastern Time), or received on a non-Business Day, will be priced as of the next Business Day. See HOW TO REACH US FOR POLICY SERVICES for more information.
We reserve the right to limit transfers from the Investment Divisions to the Fixed Account after the first two Policy Years. In New Jersey and New York, after the first two Policy Years, you may not make more than 12 transfers to the Fixed Account in any one Policy Year. You should review your policy for further details. Certain limits apply to transfers into and out of Investment Divisions. See CASH VALUE AND CASH SURRENDER VALUE—Limits on Transfers.
See the policy for details and a description of the Fixed Account.
DISTRIBUTION AND COMPENSATION ARRANGEMENTS

NYLIFE Distributors, the underwriter and distributor of the policies, is registered with the SEC and FINRA as a broker-dealer. The firm is an indirect wholly-owned subsidiary of NYLIC, and an affiliate of NYLIAC. Its principal business address is 30 Hudson Street, Jersey City, New Jersey 07302.
The policies were sold by registered representatives of NYLIFE Securities, a broker-dealer that is an affiliate of NYLIFE Distributors, and by registered representatives of unaffiliated broker-dealers. Your registered representative is also a licensed insurance agent with NYLIC. He or she may be qualified to offer other forms of life insurance, annuities, and other investment products. In certain circumstances, NYLIFE Securities registered representatives can sell both products manufactured and issued by NYLIC or its affiliates and products provided by other companies.
The selling broker-dealer, and in turn your registered representative, will receive compensation for selling you this policy or any other investment product. Compensation may consist of commissions, asset-based compensation, allowances for expenses, and other compensation programs. The amount of compensation received by your registered representative will vary depending on the policy that he or she sells, on sales production goals, and on the specific payment arrangements of the relevant broker-dealer. Differing compensation arrangements have the potential to influence the recommendations made by your registered representative or broker-dealer. The maximum commissions payable to a broker-dealer in the first 30 years are equivalent to the present value of an annual commission rate for 30 years of 6.9% per year. This figure is a percentage of planned annual premiums of $2,750 and assumes a discount rate of 6%. Additional assumptions for VUL policies are Male Issue Age 36, issued Preferred, with an initial face amount of $250,000. Broker-dealers receive commission not to exceed 50% of the premiums paid up to a policy’s Target Premium during Policy Year 1, 8% in Policy Year 2, 6.25% in Policy Years 3 and 4, 6.5% in Policy Years 5 and 6, 5.5% in Policy Year 7, 5.0% in Policy Years 8-10, 3.5% in Policy Years 11-15, plus 3.5% of premiums paid in excess of such amount in Policy Years 1-15. The “Target Premium” is the calculation of the maximum commission payable based on the insured’s age at the inception of the policy, gender, and face amount of the policy. Broker-dealers may also receive an allowance for expenses that ranges generally from 0% to 41% of first year premiums.
The total commissions paid during the fiscal year ended December 31, 2021, 2020 and 2019 were $0, $580,078, and $598,416, respectively. NYLIFE Distributors did not retain any of these commissions.
NYLIC also has other compensation programs where registered representatives, managers, and employees involved in the sales process receive additional compensation related to the sale of products manufactured and
44

issued by NYLIC or its affiliates. NYLIFE Securities registered representatives who are members of the General Office management team receive compensation based on a number of sales-related incentive programs designed to compensate for education, supervision, training, and recruiting of agents.
Unaffiliated broker-dealers may receive sales support for products manufactured and issued by New York Life or its affiliates from Brokerage General Agents (“BGAs”) who are not employed by NYLIC. BGAs receive commissions on the policies based on a percentage of the commissions the registered representative receives and an allowance for expenses based on first year premiums paid.
NYLIFE Securities registered representatives can qualify to attend NYLIC-sponsored educational, training, and development conferences based on the sales they make of life insurance, annuities, and investment products during a particular twelve-month period. In addition, qualification for recognition programs sponsored by NYLIC depends on the sale of products manufactured and issued by NYLIC or its affiliates.
NYLIAC has discontinued sales of these policies. Premium payments on existing policies, however, are accepted on a continuous basis.
FEDERAL INCOME TAX CONSIDERATIONS

Our Intent
Our intent in the discussion in this section is to provide general information about federal income tax considerations related to the policies. This is not an exhaustive discussion of all tax questions that might arise under the policies. This discussion is not intended to be tax advice for you. Tax results may vary according to your particular circumstances, and you may need tax advice in connection with the purchase or use of your policy.
The discussion in this section is based on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service ("IRS"). We have not included any information about applicable state or other tax laws (except as noted in “Other Tax Considerations” below). Further, you should note that tax law changes from time to time. We do not know whether the treatment of life insurance policies under federal income tax or estate or gift tax laws will continue. Future legislation, regulations, or interpretations could adversely affect the tax treatment of life insurance policies. Lastly, there are many areas of the tax law where minimal guidance exists in the form of Treasury Regulations or Revenue Rulings. You should consult a tax advisor for information on the tax treatment of the policies, for the tax treatment under the laws of your state, or for information on the impact of proposed or future changes in tax legislation, regulations, or interpretations.
The ultimate effect of federal income taxes on values under the policy and on the economic benefit to you or the Beneficiary depends upon NYLIAC’s tax status, upon the terms of the policy, and upon your circumstances.
Tax Status of NYLIAC and the Separate Account
NYLIAC is taxed as a life insurance company under Subchapter L of the IRC. The Separate Account is not a separate taxable entity from NYLIAC and we take its operations into account in determining NYLIAC’s income tax liability. As a result, NYLIAC takes into account applicable tax attributes of the assets of the Separate Account on its corporate income tax return, including corporate dividends received deductions and foreign tax credits that may be produced by assets of the Separate Account. All investment income and realized net capital gains on the assets of the Separate Account are reinvested and taken into account in determining policy Cash Values, and are automatically applied to increase the book reserves associated with the policies. Under existing federal income tax law, neither the investment income nor any net capital gains of the Separate Account, are taxed to NYLIAC to the extent those items are applied to increase tax-deductible reserves associated with the policies.
Charges for Taxes
We impose a federal tax charge equal to 1.25% of premiums received under the policy to compensate us for taxes we have to pay under Section 848 of the IRC in connection with our receipt of premiums under Non-Qualified Policies. We may increase this charge to reflect changes in the IRC or otherwise to reflect changes in the taxes we owe. See CHARGES UNDER THE POLICY-Deductions from Premium Payments for additional information. No other charge is currently made to the Separate Account for our federal income taxes that may be attributable to the Separate
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Account. In the future, we may impose a charge for our federal income taxes that are attributable to the Separate Account. In addition, depending on the method of calculating interest on amounts allocated to the Fixed Account, we may impose a charge for the policy’s share of NYLIAC’s federal income taxes attributable to the Fixed Account.
Under current laws, we may incur state or local taxes other than premium taxes (including income, franchise and capital taxes) in several states and localities. At present we do not charge the Separate Account for these taxes. We, however, reserve the right to charge the Separate Account for the portion of such taxes, if any, attributable to the Separate Account or the policies.
Diversification Standards and Control Issues
In addition to other requirements imposed by the IRC, a policy will qualify as life insurance under the IRC if the diversification requirements of IRC Section 817(h) are satisfied by the Separate Account. We intend for the Separate Account to comply with IRC Section 817(h) and related regulations. To satisfy these diversification standards, the regulations generally require that on the last day of each calendar quarter, no more than 55% of the value of a Separate Account’s assets can be represented by any one investment, no more than 70% can be represented by any two investments, no more than 80% can be represented by any three investments, and no more than 90% can be represented by any four investments. For purposes of these rules, all securities of the same issuer generally are treated as a single investment, but each U.S. Government agency or instrumentality is treated as a separate issuer. Under a “look through” rule, we are able to meet the diversification requirements by looking through the Separate Account to the underlying Eligible Portfolio. Each of the Funds has committed to us that the Eligible Portfolios will meet the diversification requirements.
The IRS has stated in published rulings that a variable policyowner will be considered the owner of Separate Account assets if he or she possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In those circumstances, income and gains from the Separate Account assets would be includable in the variable policyowner’s gross income. In connection with its issuance of temporary regulations under IRC Section 817(h) in 1986, the Treasury Department announced that such temporary regulations did not provide guidance concerning the extent to which policyowners could be permitted to direct their investments to particular Investment Divisions of a separate account and that guidance on this issue would be forthcoming. Regulations addressing this issue have not yet been issued or proposed. The ownership rights under your policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of Separate Account assets. For example, you have additional flexibility in allocating premium payments and policy Cash Values. These differences could result in you being treated as the owner of your policy’s pro rata portion of the assets of the Separate Account. In addition, we do not know what standards will be set forth, if any, in the regulations or ruling which the Treasury Department has stated it expects to issue. We therefore reserve the right to modify the policy, as deemed appropriate by us, to attempt to prevent you from being considered the owner of your policy’s pro rata share of the assets of the Separate Account. Moreover, in the event that regulations are adopted or rulings are issued, there can be no assurance that the Eligible Portfolios will continue to be available, will be able to operate as currently described in the Fund prospectuses, or that a Fund will not have to change an Eligible Portfolio’s investment objective or investment policies.
Life Insurance Status of Policy
We believe that the policy meets the statutory definition of life insurance under IRC Section 7702 and that you and the Beneficiary of your policy, subject to the discussion below under “IRC Section 101(j)— Impact on Employer-Owned Policies,” will receive the same federal income tax treatment as that accorded to owners and beneficiaries of fixed benefit life insurance policies. Specifically, subject to the discussion below under “IRC Section 101(j)— Impact on Employer-Owned Policies,” we believe that the Life Insurance Benefit under your policy will be excludable from the gross income of the Beneficiary subject to the terms and conditions of Section 101(a)(1) of the IRC. Pursuant to Section 101(g) of the IRC, amounts received by the policyowner may also be excludable from the policyowner’s gross income when the Primary Insured has a terminal illness and benefits are paid under the Living Benefits Rider. (Life insurance benefits under a “modified endowment contract” as discussed below are treated in the same manner as life insurance benefits under life insurance policies that are not so classified.)
In addition, unless the policy is a “modified endowment contract,” in which case the receipt of any loan under the policy may result in recognition of income to the policyowner, we believe that the policyowner will not be deemed to be in constructive receipt of the Cash Values, including increments thereon, under the policy until proceeds of the policy
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are received upon a surrender of the policy or a partial withdrawal or, in certain circumstances where there is an existing policy loan, upon a surrender or lapse of the policy.
We reserve the right to make changes to the policy if we think it is appropriate to attempt to assure qualification of the policy as a life insurance contract. If a policy were determined not to qualify as life insurance, the policy would not provide the tax advantages normally provided by life insurance.
IRC Section 101(j)— Impact on Employer-Owned Policies
For an “employer-owned life insurance contract” issued after August 17, 2006 (unless issued in a 1035 exchange for a contract originally issued prior to that date where the new contract is not materially different from the exchanged contract), if certain specific requirements described below are not satisfied, IRC Section 101(j) generally requires policy beneficiaries to treat death proceeds paid under such contract as income to the extent such proceeds exceed the premiums and other amounts paid by the policyholder for the contract. This rule of income inclusion will not apply if, before the policy is issued, the employer-policyholder provides certain written notice to and obtains certain written consents from insureds (who must be United States citizens or residents) in circumstances where:
(1)
the insured was an individual who was an employee within 12 months of his death;
(2)
the insured was a “highly compensated employee” at the time the contract was issued. In general, highly compensated employees for this purpose are more than 5 percent owners, employees who for the preceding year received in excess of $135,000 (for 2022), directors and anyone else in the top 35 percent of employees based on compensation;
(3)
the death proceeds are paid to a family member of the insured (as defined under Code Section 267 (c)(4)), an individual who is a designated beneficiary of the insured under the policy (other than the policyholder), a trust established for either the family member’s or beneficiary’s benefit, or the insured’s estate; or
(4)
the death proceeds are used to buy an equity interest in the policyholder from the family member, beneficiary, trust or estate.
Policyholders that own one or more contracts subject to 101(j) will also be subject to annual reporting and record-keeping requirements. In particular, such policyholders must file Form 8925 annually with their U.S. income tax return.
You should consult with your tax advisor to determine whether and to what extent 101(j) may apply to the policy. Assuming this provision applies, you should, to the extent appropriate (in consultation with your tax advisor), take the necessary steps, before you acquire the policy, to ensure that the income inclusion rule described above does not apply to the policy.
Modified Endowment Contract Status
Internal Revenue Code Section 7702A defines a class of life insurance policies referred to as modified endowment contracts. Under this provision, the policies will be treated for tax purposes in one of two ways. Policies that are not classified as modified endowment contracts will be taxed as conventional life insurance policies, as described below. Taxation of pre-death distributions (including loans) from policies that are classified as modified endowment contracts is somewhat different, as described below.
A life insurance policy becomes a “modified endowment contract” if, at any time during the first seven policy years, the sum of actual premiums paid exceeds the sum of the “seven-pay premium.” Generally, the “seven-pay premium” is the level annual premium, such that if paid for each of the first seven policy years, will fully pay for all future life insurance and endowment benefits under a life insurance policy. For example, if the “seven-pay premium” was $1,000, the maximum premium that could be paid during the first seven policy years to avoid “modified endowment” treatment would be $1,000 in the first year, $2,000 through the first two years and $3,000 through the first three years, etc. Under this test, a policy may or may not be a modified endowment contract, depending on the amount of premium paid during each of the policy’s first seven years. A policy received in exchange for a modified endowment contract will be taxed as a modified endowment contract even if it would otherwise satisfy the seven-pay test.
Certain changes in the terms of a policy, including a reduction in life insurance benefits will require a policy to be retested to determine whether the change has caused the policy to become a modified endowment contract. A
47

reduction in Life Insurance Benefits will require retesting if it occurs within seven years after the beginning of the test period. In addition, if a “material change” occurs at any time while the policy is in force, a new seven-pay test period will start and the policy will need to be retested to determine whether it continues to meet the seven-pay test. A “material change” generally includes increases in life insurance benefits, but where applicable does not include an increase in life insurance benefits which is attributable to the payment of premiums necessary to fund the lowest level of life insurance benefits payable during the first seven Policy Years, or which is attributable to the crediting of interest with respect to such premiums.
Because the policy provides for flexible premiums, NYLIAC has instituted procedures to monitor whether, under our current interpretation of the law, increases in Life Insurance Benefits or additional premiums cause either the start of a new seven-year test period or the taxation of distributions and loans. All additional premiums will be considered in these determinations.
If a policy fails the seven-pay test, all distributions (including loans) occurring in the Policy Year of failure and thereafter will be subject to the rules for modified endowment contracts. A recapture provision may also apply to loans and distributions that are received in anticipation of failing the seven-pay test. Under the IRC, any distribution or loan made within two years prior to the date that a policy fails the seven-pay test is considered to have been made in anticipation of the failure.
Any amounts distributed under a “modified endowment contract” (including proceeds of any loan) are taxable to the extent of any accumulated income in the policy. Penalty taxes may apply to such taxable amounts as well. In general, the amount that may be subject to tax is the excess of the Cash Value (both loaned and unloaned) over the previously unrecovered premiums paid.
For purposes of determining the amount of income received upon a distribution (or loan) from a modified endowment contract, the IRC requires the aggregation of all modified endowment contracts issued to the same policyowner by an insurer and its affiliates within the same calendar year. Therefore, loans and distributions from any one such policy are taxable to the extent of the income accumulated in all the modified endowment contracts required to be so aggregated.
If any amount is taxable as a distribution of income under a modified endowment contract (as a result of a policy surrender, a partial withdrawal, or a loan), it may also be subject to a 10% penalty tax under IRC Section 72(v). Limited exceptions from the additional penalty tax are available for certain distributions to individuals who own policies. The penalty tax will not apply to distributions: (i) that are made on or after the date the taxpayer attains age 591/2; or (ii) that are attributable to the taxpayer’s becoming disabled; or (iii) that are part of a series of substantially equal periodic payments (made not less frequently than annually) made for the life or life expectancy of the taxpayer or the joint lives or joint life expectancies of the taxpayer and his or her beneficiary.
Status of the Policy After the Insured Is Age 95 (For Policies Issued After May 1, 1995)
The policy provides that your policy matures on the policy anniversary on which the insured is age 95. Beginning on this maturity date, the Face Amount of your policy, as shown on the Policy Data Page, will no longer apply. Instead, your Life Insurance Benefit will equal the Cash Value of your policy less any loans and any interest due on loans. The IRS has not issued final guidance on the status of a life insurance policy after the insured becomes age 95. There is a risk that the policy may not qualify as life insurance under the Federal tax law after the insured becomes age 95 and that the policyowner may become subject to adverse tax consequences at that time. For this reason, a tax advisor should be consulted about the advisability of continuing the policy after the insured becomes age 95. For some policies, a similar risk arises after the insured becomes age 100, in which case a tax advisor should be consulted about the advisability of continuing the policy after the insured becomes age 100.
Policy Surrenders and Partial Withdrawals
Upon a full surrender of a policy for its Cash Surrender Value, you will recognize ordinary income for federal tax purposes to the extent that the Cash Value less surrender charges and any uncollected additional contract charges, exceeds the investment in your policy (the total of all premiums paid but not previously recovered plus any other consideration paid for the policy). The tax consequences of a partial withdrawal from your policy will depend upon whether the partial withdrawal results in a reduction of future benefits under your policy and whether your policy is a modified endowment contract. If upon a full surrender of a policy the premium payments made exceed the surrender
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proceeds plus the amount of any outstanding loans, you will recognize a loss, which is not deductible for federal income tax purposes.
If your policy is not a modified endowment contract, the general rule is that a partial withdrawal from a policy is taxable only to the extent that it exceeds the total investment in the policy. An exception to this general rule applies, however, if a reduction of future benefits occurs during the first fifteen years after a policy is issued and there is a cash distribution associated with that reduction. In such a case, the IRC prescribes a formula under which you may be taxed on all or a part of the amount distributed. After fifteen years, cash distributions from a policy that is not a modified endowment contract will not be subject to federal income tax, except to the extent they exceed the total investment in the policy. We suggest that you consult with a tax advisor in advance of a proposed decrease in face amount or a partial withdrawal.
3.8 Percent Medicare Tax on Certain Investment Income
In general, a tax of 3.8 percent will apply to net investment income (“NII”) received by an individual taxpayer to the extent his or her modified adjusted gross income (“MAGI”) exceeds certain thresholds (e.g., $250,000 in the case of taxpayers filing jointly, $125,000 in the case of a married taxpayer filing separately and $200,000 in the case of other individual taxpayers). For this purpose, NII includes (i) gross income from various investments, including gross income received with respect to annuities that are not held through a tax-qualified plan (e.g., a traditional IRA or Section 403(b) plan) and (ii) net gain attributable to the disposition of property. Such NII (as well as gross income from tax qualified plans) will also increase a taxpayer’s MAGI for purposes of the taxable thresholds described above. This tax also applies to trusts and estates under a special set of rules. In 2012, the IRS and the Treasury Department issued guidance regarding this new tax in the form of proposed regulations, which were finalized in 2013. You should consult your tax advisor to determine the applicability of this tax in your individual circumstances and with respect to any amount received in connection with the surrender of this policy, distributions or withdrawals from this policy or the exercise of other rights and features under this policy (including policy loans).
Policy Loans and Interest Deductions
We believe that under current law any loan received under your policy will be treated as Policy Debt to you and that, unless your policy is a modified endowment contract, no part of any loan under your policy will constitute income to you. If your policy is a modified endowment contract (see discussion above) loans will be fully taxable to the extent of the income in the policy (and in any other contracts with which it must be aggregated) and could be subject to the additional 10% penalty tax described above.
Internal Revenue Code Section 264 provides that interest paid or accrued on a loan in connection with a policy is generally nondeductible. Certain exceptions apply, however, with respect to policies covering key employees. In addition, in the case of policies not held by individuals, special rules may limit the deductibility of interest on loans that are not made in connection with a policy. We suggest consultation with a tax advisor for further guidance.
In addition, if your policy lapses or you surrender it with an outstanding loan, and the amount of the loan plus the Cash Surrender Value is more than the sum of premiums you paid, you will generally be liable for taxes on the excess. Such amount will be taxed as ordinary income. A 10% penalty tax may apply as well. Finally, it is possible that a loan could be treated as a taxable distribution if there is no spread or a very small spread between the interest rate charged on the loan and the interest rate credited to the loaned amount.
Exchanges, Sales or Assignments of Policies
If you change the policyowner or exchange or assign your policy, it may have significant tax consequences depending on the circumstances. An assignment, sale or exchange of the policy may result in taxable income and tax penalties to you. Further, IRC Section 101(a) provides, subject to certain exceptions, that where a policy has been transferred for value, only the portion of the life insurance benefit which is equal to the total consideration paid for the policy may be excluded from gross income. Based on IRS guidance, amounts received in excess of the consideration paid for the policy may be taxed as ordinary income to the extent of the amount of gain that would have been realized had the policy been surrendered. Based on the same guidance, amounts received in excess of that amount would be taxed as a capital gain. If you sell your policy in a reportable policy sale, the Tax Cuts and Jobs Act of 2017 imposes new information reporting requirements on the purchaser and the policy issuer. Under these new reporting requirements, certain information related to the sale may be required to be reported to the IRS and to the seller. In
49

addition, Treasury regulations provide that an exchange of the Policy may be treated as a reportable policy sale, resulting in the death benefit under the new policy being partially taxable, unless you have a substantial family, business, or financial relationship with the insured at the time of the exchange. For complete information with respect to policy assignments, sales and exchanges, a qualified tax advisor should be consulted.
Tax-Free “Section 1035” Insurance Policy Exchanges
Generally, you can exchange one life insurance policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code (“IRC”). However, because we have discontinued sales of this policy, you may not exchange another policy for the one described in this prospectus. As a general matter, you should compare both policies carefully before making any exchange. You should also remember that if you exchange one policy for another, you might have to pay a surrender charge on your old policy. The new policy may also have a new surrender charge period, charges that may be higher (or lower), and benefits that may be different. If the exchange does not qualify for Section 1035 treatment, you may have to pay federal income and penalty taxes on the exchange. In addition, Treasury regulations provide that an exchange of a policy may be treated as a reportable policy sale, resulting in the death benefit under the new policy being partially taxable, unless you have a substantial family, business, or financial relationship with the insured at the time of the exchange. You should not exchange another policy for a new one unless you determine, after knowing all of the facts that the exchange is in your best interest.
Living Benefits Rider (Also Known as Accelerated Benefits Rider)
A Living Benefits Rider is available in connection with the policy. Amounts received under this rider will generally be excludable from your gross income under Section 101(g) of the IRC. The exclusion from gross income will not apply, however, if you are not the Primary Insured and you have an insurable interest in the life of the Primary Insured either because the Primary Insured is your director, officer, or employee, or because the Primary Insured has a financial interest in a business of yours.
In some cases, there may be a question as to whether a life insurance policy that has an accelerated living benefit rider can meet certain technical aspects of the definition of “life insurance contract” under the IRC. We reserve the right (but we are not obligated) to modify the rider to conform with requirements the IRS may prescribe.
Withholding
Under Section 3405 of the IRC, withholding is generally required with respect to certain taxable distributions under insurance policies. In the case of periodic payments (payments made as an annuity or on a similar basis), the withholding is at graduated rates (as though the payments were employee wages). With respect to non-periodic distributions, the withholding is at a flat rate of 10%. If you are an individual, you can elect to have either non-periodic or periodic payments made without withholding except where your tax identification number has not been furnished to us, or where the IRS has notified us that a tax identification number is incorrect. If you are not an individual, you may not elect out of such withholding.
Different withholding rules apply to payments made to U.S. citizens living outside the United States and to non-U.S. citizens living outside of the United States. U.S. citizens who live outside of the United States generally are not permitted to elect not to have federal income taxes withheld from payments. Payments to non-U.S. citizens who are not residents of the United States generally are subject to 30% withholding, unless an income tax treaty between their country of residence and the United States provides for a lower rate of withholding or an exemption from withholding.
Under the Foreign Account Tax Compliance Act ("FATCA"), as reflected in Sections 1471 through 1474 of the IRC, U.S. withholding agents (such as NYLIAC) may be required to obtain certain information to establish the U.S. or non-U.S. status of its account or contract holders (e.g., a Form W-9 or W-8BEN may be required) and perform certain due diligence to ensure that information is accurate. In certain cases, if this information is not obtained, withholding agents, such as NYLIAC may be required to withhold at a 30% rate on certain payments.
Business Uses of Policy
Businesses can use the policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the
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particular facts and circumstances. If you are purchasing the policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax advisor. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new policy or a change in an existing policy should consult a tax advisor.
Non-Individual Owners and Business Beneficiaries of Policies
If a policy is owned or held by a corporation, trust or other entity that is not a natural person, this could jeopardize some or all of such entity’s interest deduction under IRC Section 264, even where such entity’s indebtedness is in no way connected to the policy. In addition, under IRC Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a policy, the policy could be treated as held by the business for purposes of the IRC Section 264(f) entity-holder rules. A qualified tax advisor should be consulted before any non-natural person is made an owner or holder of a policy, or before a business (other than a sole proprietorship) is made a beneficiary of a policy.
Split-Dollar Arrangements
The IRS and the Treasury Department have issued guidance that substantially affects split-dollar arrangements. Consult a qualified tax advisor before entering into or paying additional premiums with respect to such arrangements.
Additionally, the Sarbanes-Oxley Act of 2002 prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes. Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002.
Any affected business contemplating the payment of a premium on an existing policy, or the purchase of a new policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.
Tax Shelter Regulations
Prospective owners that are corporations should consult a tax advisor about the treatment of the policy under the Treasury Regulations applicable to corporate tax shelters.
Other Tax Considerations
The transfer of the policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the policy to, or the designation as a beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation skipping transfer tax consequences under federal tax law.
The individual situation of each Policyowner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.
For 2022, the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $12,060,000, as adjusted for inflation, and 40%, respectively.
The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.
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Life Insurance Purchases by Residents of Puerto Rico
In Rev. Rule 2004-75, 2004-31 I.R.B. 109, the IRS announced that income received by residents of Puerto Rico under life insurance contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.
ADDITIONAL PROVISIONS OF THE POLICY

Reinstatement Option
For a period of five (5) years after termination, and during the Insured’s lifetime, you can send a written request in Good Order that we reinstate the policy to one of the addresses listed on the first page of this prospectus (or any other address we indicate to you in writing). We will not reinstate the policy if it has been returned for its Cash Surrender Value. Note that a termination and later reinstatement may cause the policy to become a modified endowment contract.
Before we will reinstate the policy, we must also receive the following:
(1)
A payment in an amount which is sufficient to keep the policy in force for at least 3 months. This amount will consist of any amount necessary to bring the Net Cash Value above zero plus three monthly deductions (and any monthly deduction charges due and unpaid at time of lapse) multiplied by a factor in order to account for premium expenses and surrender charges. If the policy lapses before and is reinstated after the first policy anniversary, we must also receive an amount equal to 150% of any deferred contract charge not previously deducted. This payment will be in lieu of the payment of all premiums in arrears;
(2)
Any unpaid loan must be repaid or deducted from the Cash Value of the reinstated policy, together with loan interest at 6% compounded once each year from the end of the late period to the date of reinstatement. If a policy loan interest rate of less than 6% is in effect when the policy is reinstated, the interest rate for any unpaid loan at the time of reinstatement will be the same as the policy loan interest rate; and
(3)
Evidence of insurability satisfactory to us if the reinstatement is requested more than 31 days after termination.
We will apply your payment to the Investment Divisions and/or the Fixed Account as of the Business Day we receive it and in accordance what your instructions at the time you make such payment. Payments received after the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. (Eastern Time) on any Business Day, or any non-Business Day, will be credited on the next Business Day.
The effective date of reinstatement will be the Monthly Deduction Day on or following the date we approve the request for reinstatement that we receive in Good Order. The approval for reinstatement is contingent upon our receipt from you of the reinstatement payment, which is the amount specified in (1) above.
If we reinstate your policy, the face amount for the reinstated policy will be the same as it would have been if the policy had not terminated.
The Cash Value of the reinstated policy will be the Cash Value at the time the policy lapsed plus the reinstatement payment net of administrative expenses, less any monthly deduction charges due and unpaid at time of lapse, less the difference between the surrender charge assessed at the time of the lapse and the surrender charge that applies at the time the policy is reinstated.
Additional Benefits Provided By Riders
The policy can include additional benefits that we approve based on our standards and limits for issuing insurance and classifying risks. None of these benefits depends on the investment performance of the Separate Account or the Fixed Account. An additional benefit is provided by a rider and is subject to the terms of both the policy and the rider. There is generally an additional charge for each rider you elect. The following riders are available.
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Accidental Death Benefit Rider
This rider provides an additional death benefit if the Primary Insured’s death was caused directly, and apart from any other cause, by accidental bodily injury. We will pay the additional death benefit if the Primary Insured dies within one year of such accident. No benefit is payable under the rider if the death of the Primary Insured occurs before the Primary Insured’s first birthday or after the policy anniversary on which the Primary Insured is age 70. There is an additional charge for this rider.
Children’s Insurance Rider
This rider provides a level term insurance benefit on the child, stepchild, or legally adopted child of the Primary Insured (a “covered child”) who is proposed and accepted for coverage. A child born to, or legally adopted by, the Primary Insured while the rider is in effect is also a covered child. For a child to be covered under this rider, he or she must be age 18 or under when this rider is issued, or when that child would otherwise be covered. No child is covered under the rider, however, until the 15th day after birth.
When you apply for this rider, you must specify how many units of insurance coverage will apply to each covered child. You may purchase 1 to 25 units of coverage on each covered child. Each unit provides $1,000 of level term insurance. The number of units must be the same for each child. Each child covered under this rider is issued in a standard risk class.
If the Primary Insured dies while this rider is in effect, the term insurance on each covered child will continue at no additional cost. This is known as paid-up insurance. Although paid-up insurance has no loan value, it does have cash value and can be surrendered for its cash value.
The term insurance coverage, or the paid-up insurance, on each covered child will end on the earlier of:
•
the policy anniversary on which the covered child is age 25; and
•
the policy anniversary on which the Primary Insured is, or would have been, age 65.
Within 31 days after the date on which the term insurance coverage ends, you or the covered child can convert the term insurance to any permanent plan of insurance we offer, without any evidence of insurability. The maximum face amount of the new policy is five times the amount of the term insurance coverage on the covered child. The premium rates for the new policy will be based on the age and sex of the covered child, and our premium rates in effect on the date of conversion. To convert this rider, you must send a completed Children’s Insurance Rider form in Good Order to the VPSC at one of the addresses listed on the first page of this prospectus.
There is an additional charge for this rider.
Guaranteed Insurability Rider
This rider allows you to purchase additional insurance coverage on the Primary Insured, on a scheduled option date or alternative option date, without providing any evidence of insurability. The additional insurance coverage can either be a new policy on the life of the Primary Insured or an increase to the existing policy’s face amount.
Scheduled option dates are the policy anniversaries on which the Primary Insured is age 22, 25, 28, 31, 34, 37, 40, 43, and 46. An alternative option date is the Monthly Deduction Day on or following the date that is three months after any of these events:
•
the marriage of the Primary Insured;
•
the birth of a living child to the Primary Insured; or
•
the legal adoption of a child by the Primary Insured.
If elected, the new policy or increase in face amount will take effect as of a scheduled or alternative option date. This date will always be a Monthly Deduction Day. When one of the events that would trigger an alternative option date occurs, we will automatically provide term insurance on the Primary Insured in an amount equal to the maximum amount you are eligible to purchase on the alternative option date. This term insurance coverage will begin on the date that the event which triggers the alternative option date occurs until the alternative option date. We do not
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provide term insurance for any period before or after a scheduled option date. If you purchase additional insurance coverage on an alternative option date, you may not purchase additional insurance coverage on the next scheduled option date.
In order to exercise this rider’s benefit on an option date, the rider must be in effect on that date. The minimum amount of additional insurance coverage that you can purchase on each option date is $10,000 and the maximum amount is the lesser of $150,000 (or $100,000 if the rider was added prior to May 1, 2008) or a multiple of the policy’s face amount based on the Primary Insured’s age when the policy was issued. The multiples are set forth below:
Age At Issue	Multiple
0–21	5 times face amount
22–37	2 times face amount
38–43	1 times face amount
This rider will end on the policy anniversary on which the Primary Insured is age 46. However, if any of the events that trigger an alternative option date occurs within three months before that anniversary, you will continue to have the right to purchase additional insurance coverage until that option date. We will also provide the automatic term insurance coverage up to that option date. To exercise this rider, you must send a completed Guaranteed Insurability Rider form in Good Order to the VPSC at one of the addresses listed on the first page of this prospectus.
There is an additional charge for this rider.
Guaranteed Minimum Death Benefit Rider
We no longer offer this rider for sale. If you previously purchased this rider, however, we will deduct a charge equal to $0.01 per $1000 multiplied by the sum of your policy’s face amount and the face or benefit amount of any riders. The face or benefit amount of a rider is the amount that is multiplied by the cost of insurance rate for that rider.
As long as this rider is in effect and the benefit period has not expired, this rider guarantees that your policy will not lapse even if the policy’s Cash Surrender Value is insufficient to cover the current monthly deduction charges. Under this rider, if your total monthly deduction charges are greater than your policy’s Cash Value, we will deduct as much of the monthly deduction charges from the Cash Value as possible. We will then waive any excess amount of these charges including the charge for this and any other rider. Generally, this rider is available with a benefit period up to the Primary Insured’s age 70, 80, or 95. You can choose any one of these expiry dates as long as the benefit period is at least ten years.
In exchange for the guarantee provided by this rider, you must make certain premium payments into your policy. The premium you must pay under this rider is called the “Monthly Guaranteed Minimum Death Benefit (GMDB) premium.” If you elected this rider, you will find the GMDB premium on the Policy Data Page. The monthly GMDB premium may change if you modify your policy or any of the riders attached to your policy. Although this premium is expressed as a monthly premium, you do not need to pay it on a monthly basis. Rather, we will perform a GMDB premium test each month to determine if you have made enough cumulative premium payments to keep the rider in effect.
GMDB Premium Test (performed on each Monthly Deduction Day)
Cumulative premium payments to date	less	Cumulative partial withdrawals to date	must be at least equal to	Cumulative monthly GMDB premiums from the Policy Date to the date the test is performed
If your policy does not satisfy the GMDB premium test and your policy fails the test by an amount that is more than one monthly GMDB premium, we will notify you that your policy has failed this test. The rider will terminate unless you make a premium payment in an amount necessary to pass the GMDB premium test before the next Monthly Deduction Day. If the rider terminates, we will reinstate it if we receive the required premium payment before the Monthly Deduction Day that follows the date the rider terminated. If the rider terminates during a period when the rider benefit is in effect, your policy will enter the late period and will lapse unless the required payment is made.
Having this rider affects your ability to take policy loans in the following way:
(a)
If you take a loan during the first two Policy Years, this rider will end.
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(b)
After the first two Policy Years, you can take loans within certain limits. On the day you take a loan (or when any unpaid loan interest is charged as an additional loan), the Cash Surrender Value of your policy less the new loan and the amount of any current outstanding loan balance must be greater than the cumulative monthly GMDB premiums required up to the time you take the loan, accumulated at an annual effective interest rate of 6.0% as of that date.
Living Benefits Rider (also known as Accelerated Benefits Rider)
Under this rider, if the Primary Insured has a life expectancy of twelve months or less (six months or less in Michigan), you can request a portion or all of the Policy Proceeds as an accelerated death benefit. You must elect this rider when you apply for your policy or after we issue your policy.
You can elect to receive an accelerated death benefit of 25%, 50%, 75%, or 100% of certain eligible proceeds from your Policy Proceeds. We will pay you an amount equal to the results of the following calculation:
Calculation Steps
Step 1 Eligible Proceeds X Elected percentage
Step 2 Result of Step 1 X Interest factor (varies)
Step 3 Result of Step 1—Result of Step 2
Step 4 Result of Step 3—Update loan—Administrative Fee
Minimum accelerated benefit amount: $25,000.
Maximum accelerated benefit amount: $250,000 (total for all of your NYLIAC and affiliated companies’ policies).
If you accelerate less than 100% of the eligible proceeds, the remaining face amount of your policy after we pay this benefit must be at least $50,000. We do not permit any subsequent acceleration.
When we make a payment under this rider, we will reduce your policy’s face amount, Surrender Charge Premium, rider death benefits, monthly deductions, Cash Value, and any unpaid policy loan based on the percentage you elected. We will deduct an administrative fee of up to $150 at the time you exercise the rider.
Monthly Deduction Waiver Rider
This rider provides for the waiver of monthly deduction charges if the Primary Insured becomes totally disabled. This rider will end on the policy anniversary on which the Primary Insured is age 65. In the event of the total disability (as defined in the rider), we will waive the following deductions from Cash Value on each Monthly Deduction Day:
•
the monthly cost of insurance for the base policy;
•
the monthly cost of riders, if any; and
•
the monthly contract charge.
You must provide proof that the Primary Insured has been totally disabled for at least six consecutive months before we waive any monthly deduction charges. We will waive the monthly deduction charges as long as the total disability continues. From time to time we may require proof that the Primary Insured is still totally disabled. We will pay for any medical examination necessary in connection with such proof.
In addition, the following special rules apply:
•
If the total disability begins on or before the policy anniversary on which the Primary Insured is age 60 and continues to the policy anniversary on which the Primary Insured is age 65, we will waive the monthly deduction charges under this policy for the remainder of time that the policy is in effect. We will not require any further proof of disability.
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•
If the total disability begins after the policy anniversary on which the Primary Insured is age 60, we will waive the monthly deduction charges under this policy while the disability continues but only until the policy anniversary on which the Primary Insured is age 65.
We will not waive the monthly deduction charges for any disability that begins on or after the policy anniversary on which the Primary Insured is age 65.
There is an additional charge for this rider.
Spouse’s Paid-Up Insurance Purchase Option Rider
This rider allows a spouse who is the Beneficiary under the policy to purchase a new paid-up whole life insurance policy on his or her own life without evidence of insurability when the Primary Insured dies. This rider is included in the policy at no additional cost.
The maximum face amount of the new paid-up whole life policy is the lesser of:
•
the amount of the Policy Proceeds payable under this policy (not including any benefit payable under the Accidental Death Benefit Rider, and before any unpaid loan is deducted); or
•
$5,000,000.
If the Primary Insured’s spouse dies at the same time as the Primary Insured or within 90 days after the Primary Insured’s death and does not exercise the option under this rider, we will pay a benefit to the spouse’s estate equal to the maximum amount of insurance coverage that could have been purchased under this rider, minus the premium payment that would have been required for that insurance.
If someone other than the spouse (including a trust) is the owner and beneficiary under the policy, that person can also exercise the option and purchase a paid-up whole life policy on the life of the spouse. The owner must have an insurable interest in the life of the spouse, and the spouse must consent to the issuance of the new insurance in writing.
Term Insurance on Other Covered Insured Rider
This rider provides term insurance on one or more members of the Primary Insured’s immediate family (generally, the spouse and/or children of the Primary Insured). The Primary Insured can also be covered under this rider.
We refer to any person, including the Primary Insured, who is covered under this rider as an “Other Covered Insured” (OCI). The minimum amount of term insurance that you can apply for under this rider is $25,000.
You can convert the term insurance provided by this rider to any permanent plan of insurance we offer without any evidence of insurability. You can make a conversion on any Monthly Deduction Day prior to the policy anniversary on which the OCI is age 70, provided the policy is in effect. To exercise this rider, you must send a completed form in Good Order to the VPSC at one of the addresses listed on the first page of this prospectus.
The term insurance under this rider will end when the Primary Insured dies. However, provided the rider is in effect and you are not the Primary Insured under the policy, you can convert the term insurance on any living OCI under age 70 to any permanent plan of insurance we offer within 31 days after the Monthly Deduction Day on or following the date of the Primary Insured’s death. The term insurance under this rider will also end if the base policy ends. In no event will this rider continue beyond the policy anniversary on which the Primary Insured is age 95.
There is an additional charge for this rider.
How Policy Proceeds Will Be Paid
While the Insured is living, you may designate how the Policy Proceeds will be paid to the beneficiary. Policy Proceeds can be paid in a lump sum or over time through the various payment options described below.
If you do not specify how Policy Proceeds will be paid, they will be paid in a lump sum. If you elect to have Policy Proceeds paid through one of the payment options described below, the beneficiary will not be able to receive a lump sum.
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Lump Sum Payment
If you specified that the Policy Proceeds be paid in a lump sum, after the death of the insured, the beneficiary can choose among the following methods of payment:
•
We will issue a single check for the amount of the Policy Proceeds; or
•
Policy Proceeds will be paid over time through one of the various payment options described below.
After we are notified of the death of the Insured, the beneficiary will receive a claim form. If no choice is made, we will issue a single check for the amount of the Policy Proceeds.
Payment Options
If you designated that the Policy Proceeds be paid to the beneficiary over time, or if the beneficiary chooses (or elects a payee) to be paid over time, Policy Proceeds will be paid according to one of the following payment options: an Interest Accumulation Option, an Interest Payment Option, or a Life Income Option. (Those receiving payments under these options—whether they are designated by you or the beneficiary—will be referred to as “payees” below.) Under the Interest Accumulation or Interest Payment Options, the payee can withdraw amounts of at least $100 at any time. We will mail a check for the amount of the proceeds to the payee. If the payee requests a withdrawal, and the balance remaining on deposit with us after the withdrawal would be less than $100, we may pay the entire remaining balance in one sum to the payee.
•
Interest Accumulation Option (Option 1 A)
Under this option, the Policy Proceeds will remain on deposit with us until the payee requests a withdrawal. Each year, the balance will earn interest at a rate we reset annually. The interest crediting rate will never be less than 3%. We will pay interest on the sum withdrawn up to the date of the withdrawal.
•
Interest Payment Option (Option 1 B)
Under this option, we will pay interest monthly, quarterly, semi-annually or annually, as directed, on amounts remaining on deposit with us. The balance will earn interest at a rate we reset annually. The interest crediting rate will never be less than 3%.
•
Life Income Option (Option 2) (Not available in Massachusetts and Montana)
Under this option, the Policy Proceeds are applied to the purchase of a single premium life annuity policy that will make equal monthly payments during the lifetime of the payee. The annuity policy is issued when the first premium payment is due. Payments under the annuity will remain level and are guaranteed for a period that you (or the beneficiary, if applicable) specify—5, 10, 15 or 20 years—even if the specified payee dies sooner.
Payments are based on an adjusted annuity premium rate in effect at the time of issue, but will never be less than the corresponding minimum amount shown in the “Option 2” of your policy. Upon request, we will send you (or the beneficiary, if applicable) a statement of the minimum amount of each monthly payment—based on the gender and adjusted age of the payee(s)—before this option is elected.
If the first annuity payment was due in 2016 or after, we will decrease the payee's actual age to arrive at the payee’s adjusted age. Such decreases will result in lower monthly annuity payments to the payee. Adjustments to the payee’s age will be made as follows:
2016-2025	2026-2035	2036 and later
-1	-2	-3
Electing or Changing a Payment Option
While the Insured is living, you can elect or change a payment option. You can also name or change one or more of the beneficiaries who will be payees(s) under that Option. To change your payment option, you must send a written request in Good Order to the VPSC at one of the addresses listed on the first page of this prospectus. After the Insured dies, any person who is to receive proceeds in one sum (other than an assignee) can elect an option and name payees. The person who elects an option can also name one or more successor payees to receive any amount
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remaining at the death of the payee. Naming these payees cancels any prior choice of successor payees. A payee who did not elect the option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payees may be given the right to do one or more of these things if the person who elects the option tells us in writing and we agree.
If we agree, a payee who elects Option 1A, 1B, or 2 may later elect to have any amount we still have, or the present value of any elected payments, placed under some other option described in this section.
Payees
Only individuals who are to receive payments in their own behalf may be named as payees or successor payees, unless we agree otherwise. We may require proof of the age or the survival of a payee.
It may happen that when the last surviving payee dies, we still have an unpaid amount, or there are some payments that remain to be made. If so, we will pay the unpaid amount with interest to the date of payment, or pay the present value of the remaining payments, to that payee’s estate in one sum. The present value of the remaining payments is based on the interest rate used to compute them, and is always less than their sum.
Beneficiary
A Beneficiary is any person(s) and/or entity(ies) you name to receive the death benefit after the Insured dies. You name the Beneficiary when you apply for the policy. There may be different classes of beneficiaries, such as primary and secondary. These classes set the order of payment. There may be more than one Beneficiary in a class.
Who is named as Owner and Beneficiary may impact whether and to what extent the Life Insurance Benefit may be received on a tax-free basis. See the discussion under FEDERAL INCOME TAX CONSIDERATIONS—Life Insurance Status of Policy—IRC Section 101(j)—Impact on Employer-Owned Policies for more information.
To change a revocable beneficiary while the insured is living, you must send a written request in Good Order to us to the VPSC at one of the addresses listed on the first page of this prospectus or any such other address that we indicate to you in writing. Generally, the change will take effect as of the date the request is signed. If no Beneficiary is living when the Insured dies, unless provided otherwise, the Death Benefit is paid to the policyowner or, if deceased, the policyowner’s estate.
When We Pay Proceeds
If the policy is still in effect, NYLIAC will pay any Cash Surrender Value, loan proceeds, partial withdrawals, or the death benefit proceeds generally within seven days after we receive all of the necessary requirements in Good Order at the VPSC at one of the addresses listed on the first page of this prospectus or any such other address that we indicate to you in writing. But we can delay payment of the Cash Surrender Value or any partial withdrawal from the Separate Account, loan proceeds attributable to the Separate Account, or the death benefit during any period that:
•
It is not reasonably practicable to determine the amount because the NYSE is closed (other than customary weekend and holiday closings), trading is restricted by the SEC, or an emergency exists, or an Eligible Portfolio suspends redemptions pursuant to SEC Rules 2a-7 or 22e-3 under the 1940 Act or otherwise; or
•
The SEC, by order, permits us to delay payment in order to protect our policyowners.
•
Federal laws designed to combat terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a policy. If these laws apply in a particular situation, we would not be allowed to pay any request for transfers, withdrawals, surrenders, loans, or death benefits. If a policy or account is frozen, the cash value would be moved to a special segregated interest bearing account and held in that account until we receive instructions from the appropriate federal regulator.
•
If you have submitted a recent check or draft, we have the right to defer payment of any surrender, withdrawal, loan, death benefit proceeds, or payments under a settlement option until such check or draft has been honored.
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We may delay paying any surrender value or loan proceeds on the Fixed Account for up to 6 months from the date the request is received by VPSC at one of the addresses listed on the first page of this prospectus or any such other address that we indicate to you in writing. We can delay payment of the entire death benefit if payment is contested. We investigate all death claims arising within the two-year contestable period. Upon receiving the information from a completed investigation, we generally make a determination within five days as to whether the claim should be authorized for payment. Payments are made promptly after authorization. If payment of a Cash Surrender Value or partial withdrawal value is delayed for 30 days or more, we add interest at an annual rate of 3%. We add interest to a death benefit from the date of death to the date of payment at the same rate as is paid under the Interest Payment Option.
Every state has unclaimed property laws, which generally declare a life insurance policy to be abandoned after a period of inactivity of three to five years from the contract’s maturity date or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit may be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the insured last resided, as shown on our books and records, or to our state of domicile. This escheatment is revocable, however, and the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designation, including addresses, if and as they change. Please contact us at (1-800-598-2019) or send a written request in Good Order to NYLIAC at one of the addresses listed on the first page of this prospectus (or any other address we indicate to you in writing) to make such changes.
Assignment
While the Insured is living, the policy can be assigned as collateral for a loan or other obligation. For an assignment to be binding on us, we must receive a signed copy of such assignment in Good Order to the VPSC at one of the addresses listed on the first page of this prospectus or any such other address that we indicate to you in writing. We are not responsible for the validity of any assignment.
Transfer of Ownership
The current policy owner (on non-qualified plans) has the right to transfer ownership to another party/entity. The person having the right to transfer the ownership of the policy must do so by using the Company’s approved “Transfer of Ownership” form in effect at the time of the request. When the Company records the change, it will take effect as of the date the form was signed, subject to any payment made or other action taken by the Company before recording. Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who becomes the owner of an existing policy. This means the new owner will be required to provide their name, address, date of birth, and other identifying information. A transfer of ownership request also requires that the new owner(s) submit financial and suitability information as well.
Limits on Our Rights to Challenge the Policy
Except for any increases in face amount, other than one due solely to a change in the life insurance benefit option, we must bring any legal action to contest the validity of a policy within two years from its Issue Date (unless a state has different requirements). After that we cannot contest its validity, except for failure to pay premiums unless the Insured died within that two year period. For any increase in the face amount, other than one due solely to a change in the life insurance benefit option, we must bring legal action to contest that increase within two years from the effective date of the increase.
Misstatement of Age or Sex
If the Insured’s age or sex is misstated in the policy application, the Cash Value (except in Pennsylvania), Cash Surrender Value, and the death benefit will be adjusted to reflect the correct age and sex. The death benefit will be adjusted based on what the policy would provide according to the most recent mortality charge for the correct date of birth or correct sex.
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Suicide
If the death of the Primary Insured is a result of suicide within two years (or less where required by law) from the Issue Date (or with respect to an increase in face amount, the effective date of the increase), and while the policy is in force, we pay a limited death benefit in one sum to the Beneficiary. The limited death benefit is the amount of premiums, less any Policy Debt, or amounts withdrawn. For any increases in the face amount, the limited death benefit will be the monthly deductions made for that increase. If the limited death benefit for the entire policy is payable, there will be no additional payment for the increase.
RECORDS AND REPORTS

New York Life or NYLIAC maintains all records and accounts relating to the Separate Account and the Fixed Account. Each year we will mail to you at your last known address of record a report showing the Cash Value, Cash Surrender Value, and outstanding loans (including accrued loan interest) as of the latest policy anniversary. This report contains any additional information required by any applicable law or regulation. We will also mail you a report each quarter showing this same information as of the end of the previous quarter. This quarterly statement reports transactions that you have requested or authorized.
Generally, NYLIAC will immediately mail you confirmation of any transactions involving the Separate Account. However, when we process certain transactions on your behalf involving the Separate Account, including transactions such as: (1) automatic asset rebalancing/reallocation options and Dollar-Cost Averaging Accounts; (2) premium payments initiated through pre-authorized deductions from banks or your employer; and/or (3) other pre-authorized deductions to which we agree, a summary of these policy transactions will only appear on your quarterly statement and you will not receive an immediate confirmation statement after each such transaction.
Please review it carefully. If you believe it contains an error, we must be notified within 15 days of the date of the statement. It is important that you inform NYLIAC of an address change so that you can receive these policy statements. (Please refer to the section on “How To Reach Us for Policy Services.”) In the event your statement is returned from the US Postal Service as undeliverable, we reserve the right to suspend mailing future correspondence and also suspend current transaction processing until a correct address is obtained. In addition, no new service requests can be processed until a valid current address is provided.
Reports and promotional literature may contain the ratings New York Life and NYLIAC have received from independent rating agencies. Both companies are among only a few companies that have consistently received among the highest possible ratings from the four major independent rating companies for financial strength and stability: A.M. Best, Fitch, Moody’s Investor’s Services Inc. and Standard and Poor’s. Neither New York Life nor NYLIAC, however, guarantees the investment performance of the Investment Divisions. NYLIAC’s obligations under the policy are subject to its claim-paying ability and financial strength, and are not backed or guaranteed by NYLIC.
LEGAL PROCEEDINGS

NYLIAC is a defendant in lawsuits arising from its agency sales force, insurance (including variable contracts registered under federal securities law), and/or other operations. Some of these actions seek substantial or unspecified compensatory and punitive damages. NYLIAC is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.
Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC’s financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC’s operating results for a given year.
FINANCIAL STATEMENTS

The statutory statements of financial position of NYLIAC as of December 31, 2021 and 2020, and the related statutory statements of operations, of changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2021 (including the report of the independent registered public accounting firm) and each of the investment divisions of the Separate Account’s statements of assets and liabilities as of December 31,
60

2021, and the statements of operations and of changes in net assets and financial highlights for each of the periods indicated in the Financial Statements (including the report of the independent registered public accounting firm) are included. The independent registered public accounting firm is PricewaterhouseCoopers LLP.
61

NYLIAC Variable Universal Life Separate Account-I
Financial Statements

NYLIAC VUL Separate Account-I
Statement of Assets and Liabilities
As of December 31, 2021

	MainStay VP Balanced— Initial Class	MainStay VP Bond— Initial Class	MainStay VP Candriam Emerging Markets Equity— Initial Class	MainStay VP CBRE Global Infrastructure— Initial Class	MainStay VP Conservative Allocation— Initial Class
ASSETS:
Investment at net asset value	$22,345,760	$36,083,179	$39,750,203	$1,898,916	$17,168,240
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	7,465	403	(17,806)	3,883	22,905
Net receivable from (payable to) the Fund for shares sold or purchased	(7,332)	(67)	18,113	(3,882)	(22,759)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	119	303	280	1	134
Administrative charges	14	33	27	—	12

Total net assets	$22,345,760	$36,083,179	$39,750,203	$1,898,916	$17,168,240

Total shares outstanding	1,326,339	2,501,121	3,563,379	254,148	1,329,418

Net asset value per share (NAV)	$16.85	$14.43	$11.16	$7.47	$12.91

Total units outstanding	726,431	1,372,875	3,242,236	196,231	706,951
Variable accumulation unit value (lowest to highest)	$28.42 to $31.94	$13.26 to $33.22	$11.77 to $12.61	$9.31 to $9.69	$23.03 to $25.47
Identified cost of investment	$19,311,568	$36,508,520	$32,985,984	$1,829,561	$15,474,144
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Assets and Liabilities (Continued)
As of December 31, 2021

	MainStay VP Epoch U.S. Equity Yield— Initial Class	MainStay VP Equity Allocation— Initial Class	MainStay VP Fidelity Institutional AM® Utilities— Initial Class	MainStay VP Floating Rate— Initial Class	MainStay VP Growth Allocation— Initial Class
ASSETS:
Investment at net asset value	$149,768,555	$107,062,421	$53,002,616	$17,154,863	$108,059,324
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	17,855	(4,056)	(16,486)	3,858	6,596
Net receivable from (payable to) the Fund for shares sold or purchased	(16,333)	4,370	16,705	(3,753)	(6,053)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	1,380	287	199	95	485
Administrative charges	142	27	20	10	58

Total net assets	$149,768,555	$107,062,421	$53,002,616	$17,154,863	$108,059,324

Total shares outstanding	8,252,211	7,439,230	3,904,285	1,936,827	7,933,289

Net asset value per share (NAV)	$18.15	$14.39	$13.58	$8.86	$13.62

Total units outstanding	3,973,136	3,261,977	2,293,256	960,320	3,512,974
Variable accumulation unit value (lowest to highest)	$26.68 to $42.53	$30.24 to $33.27	$21.90 to $23.47	$14.26 to $18.63	$24.23 to $31.66
Identified cost of investment	$115,826,922	$85,882,359	$47,036,661	$17,249,676	$93,528,776
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Assets and Liabilities (Continued)
As of December 31, 2021

	MainStay VP Income Builder— Initial Class	MainStay VP IQ Hedge Multi- Strategy— Initial Class	MainStay VP Janus Henderson Balanced— Initial Class	MainStay VP MacKay Convertible— Initial Class	MainStay VP MacKay Government— Initial Class
ASSETS:
Investment at net asset value	$72,560,643	$11,693,351	$187,380,101	$85,928,874	$14,716,391
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	15,186	(579)	(14,731)	17,197	1,204
Net receivable from (payable to) the Fund for shares sold or purchased	(14,255)	590	16,704	(16,472)	(1,067)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	826	10	1,827	670	124
Administrative charges	105	1	146	55	13

Total net assets	$72,560,643	$11,693,351	$187,380,101	$85,928,874	$14,716,391

Total shares outstanding	3,981,292	1,303,897	10,997,130	4,600,884	1,353,692

Net asset value per share (NAV)	$18.23	$8.97	$17.04	$18.68	$10.87

Total units outstanding	1,706,035	1,320,046	6,839,185	1,397,056	682,279
Variable accumulation unit value (lowest to highest)	$29.34 to $57.96	$8.42 to $8.88	$26.57 to $28.47	$30.24 to $77.80	$11.81 to $26.57
Identified cost of investment	$63,253,776	$11,207,219	$132,800,457	$62,820,072	$14,958,571
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Assets and Liabilities (Continued)
As of December 31, 2021

	MainStay VP MacKay High Yield Corporate Bond— Initial Class	MainStay VP MacKay International Equity— Initial Class	MainStay VP MacKay S&P 500 Index— Initial Class	MainStay VP MacKay Strategic Bond— Initial Class	MainStay VP Moderate Allocation— Initial Class
ASSETS:
Investment at net asset value	$159,447,554	$63,647,611	$645,470,137	$24,819,832	$53,604,076
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	388,405	(96,899)	(65,406)	(1,138)	3,576
Net receivable from (payable to) the Fund for shares sold or purchased	(387,188)	97,384	71,463	1,188	(3,241)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	1,093	438	5,425	45	300
Administrative charges	124	47	632	5	35

Total net assets	$159,447,554	$63,647,611	$645,470,137	$24,819,832	$53,604,076

Total shares outstanding	16,038,581	3,539,321	7,190,698	2,435,083	4,173,732

Net asset value per share (NAV)	$9.94	$17.98	$89.76	$10.19	$12.84

Total units outstanding	3,411,048	1,475,114	8,754,496	1,742,769	1,938,113
Variable accumulation unit value (lowest to highest)	$19.38 to $62.06	$33.19 to $52.13	$13.59 to $141.97	$13.41 to $14.35	$20.98 to $28.72
Identified cost of investment	$157,736,647	$51,203,365	$278,714,070	$24,261,351	$47,524,072
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Assets and Liabilities (Continued)
As of December 31, 2021

	MainStay VP Natural Resources— Initial Class	MainStay VP PIMCO Real Return— Initial Class	MainStay VP Small Cap Growth— Initial Class	MainStay VP T. Rowe Price Equity Income— Initial Class	MainStay VP U.S. Government Money Market— Initial Class
ASSETS:
Investment at net asset value	$38,569,725	$13,912,981	$69,616,876	$80,329,834	$44,407,675
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(6,149)	936	16,332	(24,833)	22,738
Net receivable from (payable to) the Fund for shares sold or purchased	6,316	(881)	(15,623)	25,425	(22,439)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	152	50	649	548	275
Administrative charges	15	5	60	44	24

Total net assets	$38,569,725	$13,912,981	$69,616,876	$80,329,834	$44,407,675

Total shares outstanding	4,318,925	1,401,685	3,971,186	5,767,217	44,403,234

Net asset value per share (NAV)	$8.93	$9.93	$17.53	$13.93	$1.00

Total units outstanding	4,087,844	1,077,655	2,268,277	2,917,189	34,815,989
Variable accumulation unit value (lowest to highest)	$8.95 to $9.59	$12.23 to $13.10	$29.72 to $31.85	$26.40 to $28.29	$1.04 to $1.50
Identified cost of investment	$31,690,025	$12,347,775	$50,850,209	$69,166,016	$44,407,584
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Assets and Liabilities (Continued)
As of December 31, 2021

	MainStay VP Wellington Growth— Initial Class	MainStay VP Wellington Mid Cap— Initial Class	MainStay VP Wellington Small Cap— Initial Class	MainStay VP Wellington U.S. Equity— Initial Class	MainStay VP Winslow Large Cap Growth— Initial Class
ASSETS:
Investment at net asset value	$297,590,924	$118,180,502	$52,452,519	$154,495,477	$141,033,736
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(108,551)	18,065	(32,670)	5,495	28,340
Net receivable from (payable to) the Fund for shares sold or purchased	113,567	(17,356)	32,936	(3,352)	(27,403)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	4,444	650	244	1,922	873
Administrative charges	572	59	22	221	64

Total net assets	$297,590,924	$118,180,502	$52,452,519	$154,495,477	$141,033,736

Total shares outstanding	7,423,312	7,234,138	3,805,678	4,491,827	3,719,332

Net asset value per share (NAV)	$40.09	$16.34	$13.78	$34.39	$37.92

Total units outstanding	5,091,408	1,896,304	3,002,039	2,089,370	2,160,718
Variable accumulation unit value (lowest to highest)	$32.50 to $83.08	$54.96 to $66.43	$16.97 to $17.66	$47.53 to $121.97	$44.77 to $76.94
Identified cost of investment	$215,198,933	$99,076,046	$42,461,792	$105,261,300	$92,967,705
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Assets and Liabilities (Continued)
As of December 31, 2021

	AB VPS International Value Portfolio— Class A	AB VPS Small/Mid Cap Value Portfolio— Class A	Alger Capital Appreciation Portfolio— Class I-2	American Century Investments® VP Inflation Protection Fund— Class II	American Century Investments® VP International Fund— Class II
ASSETS:
Investment at net asset value	$5	$19,369,030	$3,558,593	$378,724	$3,518,059
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	176	827	—	48
Net receivable from (payable to) the Fund for shares sold or purchased	—	(97)	(827)	—	(48)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	73	—	—	—
Administrative charges	—	6	—	—	—

Total net assets	$5	$19,369,030	$3,558,593	$378,724	$3,518,059

Total shares outstanding	—	825,619	37,725	33,163	237,226

Net asset value per share (NAV)	$15.72	$23.46	$94.33	$11.42	$14.83

Total units outstanding	—	549,945	29,002	19,323	81,846
Variable accumulation unit value (lowest to highest)	$13.37 to $13.37	$32.06 to $36.27	$53.43 to $127.08	$14.98 to $19.76	$42.98 to $42.98
Identified cost of investment	$5	$15,393,452	$3,071,917	$360,592	$2,456,209
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Assets and Liabilities (Continued)
As of December 31, 2021

	American Century Investments® VP Value Fund— Class II	American Funds IS Asset Allocation Fund— Class 2	American Funds IS Global Small Capitalization Fund— Class 2	American Funds IS Growth Fund— Class 2	American Funds IS New World Fund®— Class 2
ASSETS:
Investment at net asset value	$4,353,373	$6,597,889	$7,304,126	$18,095,182	$19,030,991
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	(493)	2,458	12,213	(878)
Net receivable from (payable to) the Fund for shares sold or purchased	—	552	(2,440)	(12,124)	920
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	53	17	81	38
Administrative charges	—	6	1	8	4

Total net assets	$4,353,373	$6,597,889	$7,304,126	$18,095,182	$19,030,991

Total shares outstanding	317,997	229,572	221,740	143,294	604,542

Net asset value per share (NAV)	$13.69	$28.74	$32.94	$126.28	$31.48

Total units outstanding	83,180	443,213	377,124	736,033	1,087,599
Variable accumulation unit value (lowest to highest)	$52.34 to $52.34	$14.68 to $15.07	$18.60 to $19.49	$24.06 to $24.77	$16.69 to $17.61
Identified cost of investment	$3,030,053	$5,847,075	$6,033,326	$15,007,330	$14,766,531
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Assets and Liabilities (Continued)
As of December 31, 2021

	American Funds IS Washington Mutual Investors Fund— Class 2	BlackRock® Global Allocation V.I. Fund— Class I	BlackRock® High Yield V.I. Fund— Class I	BNY Mellon IP Technology Growth Portfolio— Initial Shares	BNY Mellon VIF Opportunistic Small Cap Portfolio— Initial Shares
ASSETS:
Investment at net asset value	$10,209,471	$25,292,497	$7,524,804	$71,052,554	$3,988,409
Dividends due and accrued	—	—	29,030	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	1,128	2,636	(6,664)	(33,778)	—
Net receivable from (payable to) the Fund for shares sold or purchased	(1,086)	(2,545)	(22,336)	34,118	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	38	83	27	312	—
Administrative charges	4	8	3	28	—

Total net assets	$10,209,471	$25,292,497	$7,524,804	$71,052,554	$3,988,409

Total shares outstanding	572,601	1,421,725	987,585	1,996,419	69,039

Net asset value per share (NAV)	$17.83	$17.79	$7.59	$35.59	$57.77

Total units outstanding	628,649	1,786,325	515,696	802,143	90,641
Variable accumulation unit value (lowest to highest)	$15.88 to $16.34	$13.88 to $14.24	$13.98 to $14.76	$66.98 to $99.90	$44.00 to $44.00
Identified cost of investment	$7,729,737	$25,118,312	$7,269,157	$48,238,368	$2,604,632
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Assets and Liabilities (Continued)
As of December 31, 2021

	ClearBridge Variable Appreciation Portfolio— Class I	Columbia Variable Portfolio— Commodity Strategy Fund— Class 1	Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 1	Columbia Variable Portfolio— Small Cap Value Fund— Class 2	Delaware VIP® Emerging Markets Series— Standard Class
ASSETS:
Investment at net asset value	$3,893,633	$1,043,739	$3,890,405	$35,547	$10,369,605
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	8,286	2,629	90	348	1,954
Net receivable from (payable to) the Fund for shares sold or purchased	(8,279)	(2,626)	(81)	(348)	(1,922)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	6	3	8	—	30
Administrative charges	1	—	1	—	2

Total net assets	$3,893,633	$1,043,739	$3,890,405	$35,547	$10,369,605

Total shares outstanding	63,726	182,153	415,198	1,727	365,513

Net asset value per share (NAV)	$61.10	$5.73	$9.37	$20.58	$28.37

Total units outstanding	192,679	98,618	300,669	1,299	551,644
Variable accumulation unit value (lowest to highest)	$19.62 to $20.27	$10.17 to $10.66	$12.42 to $13.01	$27.37 to $27.37	$16.23 to $19.04
Identified cost of investment	$3,041,871	$865,545	$3,944,395	$28,492	$9,366,521
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Assets and Liabilities (Continued)
As of December 31, 2021

	Delaware VIP® International Series— Standard Class	Delaware VIP® Small Cap Value Series— Standard Class	DFA VA Global Bond Portfolio	DFA VA International Small Portfolio	DFA VA International Value Portfolio
ASSETS:
Investment at net asset value	$2,319	$13,981,498	$123,739	$155,172	$227,831
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	638	367	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	(638)	(317)	—	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	46	—	—	—
Administrative charges	—	4	—	—	—

Total net assets	$2,319	$13,981,498	$123,739	$155,172	$227,831

Total shares outstanding	117	307,016	11,852	11,360	17,066

Net asset value per share (NAV)	$19.87	$45.54	$10.44	$13.66	$13.35

Total units outstanding	213	492,990	10,454	6,774	13,039
Variable accumulation unit value (lowest to highest)	$10.88 to $10.88	$26.89 to $29.32	$11.84 to $11.84	$22.91 to $22.91	$17.47 to $17.47
Identified cost of investment	$2,232	$10,467,655	$125,664	$139,323	$190,672
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Assets and Liabilities (Continued)
As of December 31, 2021

	DFA VA Short-Term Fixed Portfolio	DFA VA U.S. Large Value Portfolio	DFA VA U.S. Targeted Value Portfolio	DWS Alternative Asset Allocation VIP— Class A	DWS Small Cap Index VIP— Class A
ASSETS:
Investment at net asset value	$273,896	$454,520	$280,652	$8,411,595	$3,116,378
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	(627)	6,287
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—	643	(6,256)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	14	27
Administrative charges	—	—	—	2	4

Total net assets	$273,896	$454,520	$280,652	$8,411,595	$3,116,378

Total shares outstanding	26,905	13,723	11,907	555,955	167,277

Net asset value per share (NAV)	$10.18	$33.12	$23.57	$15.13	$18.63

Total units outstanding	25,456	14,334	8,675	623,724	207,684
Variable accumulation unit value (lowest to highest)	$10.76 to $10.76	$31.71 to $31.71	$32.35 to $32.35	$13.01 to $13.54	$14.63 to $30.86
Identified cost of investment	$275,654	$344,282	$202,114	$7,232,288	$3,027,454
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Assets and Liabilities (Continued)
As of December 31, 2021

	DWS Small Mid Cap Value VIP— Class A	Fidelity® VIP Bond Index Portfolio— Initial Class	Fidelity® VIP ContrafundSM Portfolio— Initial Class	Fidelity® VIP Emerging Markets Portfolio— Initial Class	Fidelity® VIP Equity-Income PortfolioSM— Initial Class
ASSETS:
Investment at net asset value	$6,345,669	$4,200,644	$405,336,009	$4,545,851	$110,893,817
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	1,717	1,212	(383,060)	8,229	82,276
Net receivable from (payable to) the Fund for shares sold or purchased	(1,697)	(1,171)	386,576	(8,213)	(81,285)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	18	36	3,186	14	894
Administrative charges	2	5	330	2	97

Total net assets	$6,345,669	$4,200,644	$405,336,009	$4,545,851	$110,893,817

Total shares outstanding	410,192	381,184	7,457,884	361,355	4,240,681

Net asset value per share (NAV)	$15.47	$11.02	$54.35	$12.58	$26.15

Total units outstanding	228,821	429,940	4,489,714	329,949	2,283,543
Variable accumulation unit value (lowest to highest)	$25.59 to $28.15	$9.73 to $9.81	$42.87 to $123.06	$13.49 to $13.84	$30.90 to $60.21
Identified cost of investment	$5,337,241	$4,340,937	$244,306,266	$4,853,183	$93,948,779
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Assets and Liabilities (Continued)
As of December 31, 2021

	Fidelity® VIP Freedom 2020 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2030 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2040 PortfolioSM— Initial Class	Fidelity® VIP Growth Opportunities Portfolio— Initial Class	Fidelity® VIP Growth Portfolio— Initial Class
ASSETS:
Investment at net asset value	$2,434,165	$7,455,802	$8,405,420	$42,208,512	$14,160,270
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	19	11,271	42	7,491	48
Net receivable from (payable to) the Fund for shares sold or purchased	1	(11,231)	(6)	(7,286)	(48)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	18	37	32	183	—
Administrative charges	2	3	4	22	—

Total net assets	$2,434,165	$7,455,802	$8,405,420	$42,208,512	$14,160,270

Total shares outstanding	157,858	415,828	289,443	532,600	138,243

Net asset value per share (NAV)	$15.42	$17.93	$29.04	$79.25	$102.43

Total units outstanding	124,604	331,325	330,549	881,183	206,900
Variable accumulation unit value (lowest to highest)	$18.87 to $20.05	$21.55 to $22.90	$24.26 to $25.78	$46.03 to $48.56	$68.44 to $68.44
Identified cost of investment	$2,189,995	$6,379,009	$6,923,616	$32,396,668	$8,550,637
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Assets and Liabilities (Continued)
As of December 31, 2021

	Fidelity® VIP Health Care Portfolio— Initial Class	Fidelity® VIP Index 500 Portfolio— Initial Class	Fidelity® VIP International Index Portfolio— Initial Class	Fidelity® VIP Investment Grade Bond Portfolio— Initial Class	Fidelity® VIP Mid Cap Portfolio— Initial Class
ASSETS:
Investment at net asset value	$9,864,538	$39,030,757	$5,836,839	$2,498,968	$21,436,621
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	8,061	—	58	—	13,825
Net receivable from (payable to) the Fund for shares sold or purchased	(8,003)	—	(22)	—	(13,772)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	53	—	32	—	48
Administrative charges	5	—	4	—	5

Total net assets	$9,864,538	$39,030,757	$5,836,839	$2,498,968	$21,436,621

Total shares outstanding	246,306	83,351	509,768	187,189	520,685

Net asset value per share (NAV)	$40.05	$468.27	$11.45	$13.35	$41.17

Total units outstanding	594,562	662,256	512,867	111,918	657,405
Variable accumulation unit value (lowest to highest)	$16.38 to $16.69	$44.13 to $59.11	$11.32 to $11.41	$15.27 to $22.83	$25.79 to $84.43
Identified cost of investment	$9,039,099	$16,047,216	$5,524,766	$2,525,098	$18,413,547
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Assets and Liabilities (Continued)
As of December 31, 2021

	Fidelity® VIP Overseas Portfolio— Initial Class	Franklin Templeton Aggressive Model Portfolio— Class I	Franklin Templeton Conservative Model Portfolio— Class I	Franklin Templeton Moderate Model Portfolio— Class I	Franklin Templeton Moderately Aggressive Model Portfolio— Class I
ASSETS:
Investment at net asset value	$9,172,598	$13,772,343	$1,351,760	$5,660,222	$13,281,749
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	62,501	—	1,473	14,901
Net receivable from (payable to) the Fund for shares sold or purchased	—	(62,491)	2	(1,444)	(14,878)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	10	2	28	20
Administrative charges	—	—	—	1	3

Total net assets	$9,172,598	$13,772,343	$1,351,760	$5,660,222	$13,281,749

Total shares outstanding	313,272	942,665	124,471	447,802	983,833

Net asset value per share (NAV)	$29.28	$14.61	$10.86	$12.64	$13.50

Total units outstanding	233,079	884,544	116,705	424,387	931,346
Variable accumulation unit value (lowest to highest)	$22.29 to $39.41	$15.40 to $15.58	$11.46 to $11.59	$13.22 to $13.38	$14.11 to $14.28
Identified cost of investment	$5,847,269	$13,462,279	$1,390,912	$5,423,483	$12,805,672
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Assets and Liabilities (Continued)
As of December 31, 2021

	Franklin Templeton Moderately Conservative Model Portfolio— Class I	Invesco V.I. Global Real Estate Fund— Series I Shares	Invesco V.I. International Growth Fund— Series I Shares	Invesco V.I. Main Street Small Cap Fund®— Series I Shares	Janus Henderson Enterprise Portfolio— Institutional Shares
ASSETS:
Investment at net asset value	$2,821,861	$19,795	$23,061,140	$1,070,768	$21,408,349
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	336	522	1,411	159	3,906
Net receivable from (payable to) the Fund for shares sold or purchased	(323)	(522)	(1,353)	(157)	(3,844)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	12	—	52	2	57
Administrative charges	1	—	6	—	5

Total net assets	$2,821,861	$19,795	$23,061,140	$1,070,768	$21,408,349

Total shares outstanding	237,931	1,100	556,898	34,025	212,997

Net asset value per share (NAV)	$11.86	$17.99	$41.41	$31.47	$100.51

Total units outstanding	224,337	985	1,198,988	56,462	989,865
Variable accumulation unit value (lowest to highest)	$12.47 to $12.61	$20.10 to $20.10	$17.25 to $20.01	$18.77 to $18.99	$18.70 to $96.98
Identified cost of investment	$2,784,168	$17,899	$20,636,928	$1,022,329	$17,802,896
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Assets and Liabilities (Continued)
As of December 31, 2021

	Janus Henderson Forty Portfolio— Institutional Shares	Janus Henderson Global Research Portfolio— Institutional Shares	LVIP Baron Growth Opportunities Fund— Service Class	LVIP Delaware Diversified Income Fund— Standard Class	LVIP Delaware Value Fund— Standard Class
ASSETS:
Investment at net asset value	$28,308	$130,663,725	$27,308	$55,606	$93,115
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	(8,663)	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	10,367	—	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	1,562	—	—	—
Administrative charges	—	142	—	—	—

Total net assets	$28,308	$130,663,725	$27,308	$55,606	$93,115

Total shares outstanding	458	1,833,105	298	5,279	3,136

Net asset value per share (NAV)	$61.75	$71.28	$91.57	$10.53	$29.69

Total units outstanding	499	3,403,650	601	3,673	2,730
Variable accumulation unit value (lowest to highest)	$56.75 to $56.75	$29.89 to $52.89	$45.45 to $45.45	$15.14 to $15.14	$34.10 to $34.10
Identified cost of investment	$18,210	$66,963,057	$18,996	$55,596	$88,152
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Assets and Liabilities (Continued)
As of December 31, 2021

	LVIP SSgA Mid-Cap Index Fund— Standard Class	MFS® International Intrinsic Value Portfolio— Initial Class	MFS® Investors Trust Series— Initial Class	MFS® Mid Cap Value Portfolio— Initial Class	MFS® New Discovery Series— Initial Class
ASSETS:
Investment at net asset value	$1,926,974	$21,390,082	$15,931,564	$11,699,975	$15,485,082
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	571	1,727	(688)	419	2,699
Net receivable from (payable to) the Fund for shares sold or purchased	(562)	(1,638)	718	(378)	(2,667)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	8	80	27	38	30
Administrative charges	1	9	3	3	2

Total net assets	$1,926,974	$21,390,082	$15,931,564	$11,699,975	$15,485,082

Total shares outstanding	127,050	568,583	356,251	1,055,002	664,596

Net asset value per share (NAV)	$15.17	$37.62	$44.72	$11.09	$23.30

Total units outstanding	122,625	737,703	602,315	650,284	340,559
Variable accumulation unit value (lowest to highest)	$15.42 to $15.82	$27.54 to $31.10	$25.11 to $55.69	$13.76 to $18.04	$35.93 to $74.23
Identified cost of investment	$1,585,985	$16,501,551	$10,850,519	$9,086,019	$15,057,458
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Assets and Liabilities (Continued)
As of December 31, 2021

	MFS® Research Series— Initial Class	MFS® Total Return Bond Series— Initial Class	MFS® Value Series— Initial Class	Morgan Stanley VIF Emerging Markets Debt Portfolio— Class I	Morgan Stanley VIF U.S. Real Estate Portfolio— Class I
ASSETS:
Investment at net asset value	$5,902,512	$11,579	$6,263	$432,883	$26,787,561
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	532	—	—	—	2,069
Net receivable from (payable to) the Fund for shares sold or purchased	(510)	—	—	—	(1,979)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	20	—	—	—	81
Administrative charges	2	—	—	—	9

Total net assets	$5,902,512	$11,579	$6,263	$432,883	$26,787,561

Total shares outstanding	152,954	849	253	60,123	1,141,353

Net asset value per share (NAV)	$38.59	$13.63	$24.72	$7.20	$23.47

Total units outstanding	158,307	756	187	14,276	1,180,812
Variable accumulation unit value (lowest to highest)	$35.31 to $37.78	$15.31 to $15.31	$33.41 to $33.41	$30.32 to $30.32	$19.79 to $53.00
Identified cost of investment	$4,523,812	$11,887	$5,089	$468,186	$22,268,942
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Assets and Liabilities (Continued)
As of December 31, 2021

	Neuberger Berman AMT Mid Cap Growth Portfolio— Class I	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Administrative Class	PIMCO VIT Income Portfolio— Institutional Class	PIMCO VIT International Bond Portfolio (U.S. Dollar- Hedged)— Institutional Class	PIMCO VIT Low Duration Portfolio— Administrative Class
ASSETS:
Investment at net asset value	$25,583,191	$135,657	$893,472	$11,468,125	$605,859
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	4,986	—	(4,175)	(2,087)	—
Net receivable from (payable to) the Fund for shares sold or purchased	(4,918)	—	4,177	2,120	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	62	—	2	30	—
Administrative charges	6	—	—	3	—

Total net assets	$25,583,191	$135,657	$893,472	$11,468,125	$605,859

Total shares outstanding	634,189	12,400	81,895	1,066,802	59,224

Net asset value per share (NAV)	$40.34	$10.94	$10.91	$10.75	$10.23

Total units outstanding	686,032	7,259	77,892	857,040	42,992
Variable accumulation unit value (lowest to highest)	$33.70 to $78.19	$18.72 to $18.72	$11.35 to $11.49	$12.79 to $13.49	$14.09 to $14.09
Identified cost of investment	$20,347,905	$146,769	$898,750	$11,779,376	$612,499
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Assets and Liabilities (Continued)
As of December 31, 2021

	PIMCO VIT Low Duration Portfolio— Institutional Class	PIMCO VIT Total Return Portfolio— Administrative Class	PIMCO VIT Total Return Portfolio— Institutional Class	T. Rowe Price All-Cap Opportunities Portfolio	T. Rowe Price Blue Chip Growth Portfolio
ASSETS:
Investment at net asset value	$5,533,860	$1,777,635	$19,824,878	$14,034	$147,699
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	68	48	3,430	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	(57)	(48)	(3,324)	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	10	—	96	—	—
Administrative charges	1	—	10	—	—

Total net assets	$5,533,860	$1,777,635	$19,824,878	$14,034	$147,699

Total shares outstanding	540,944	165,208	1,842,461	363	2,780

Net asset value per share (NAV)	$10.23	$10.76	$10.76	$38.68	$53.12

Total units outstanding	507,046	86,910	1,553,972	251	2,698
Variable accumulation unit value (lowest to highest)	$10.53 to $10.96	$14.59 to $21.06	$12.28 to $12.95	$55.87 to $55.87	$54.75 to $54.75
Identified cost of investment	$5,596,029	$1,819,921	$20,317,562	$12,361	$91,674
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Assets and Liabilities (Continued)
As of December 31, 2021

	T. Rowe Price International Stock Portfolio	T. Rowe Price Limited-Term Bond Portfolio	The Merger Fund VL
ASSETS:
Investment at net asset value	$34,392	$235,380	$30,205
Dividends due and accrued	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	174
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	(174)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—
Administrative charges	—	—	—

Total net assets	$34,392	$235,380	$30,205

Total shares outstanding	2,148	47,939	2,566

Net asset value per share (NAV)	$16.01	$4.91	$11.77

Total units outstanding	1,813	15,256	2,188
Variable accumulation unit value (lowest to highest)	$18.97 to $18.97	$11.94 to $16.09	$13.81 to $13.81
Identified cost of investment	$33,165	$234,557	$29,601
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Operations
For the year ended December 31, 2021

	MainStay VP Balanced— Initial Class	MainStay VP Bond— Initial Class	MainStay VP Candriam Emerging Markets Equity— Initial Class	MainStay VP CBRE Global Infrastructure— Initial Class	MainStay VP Conservative Allocation— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$283,082	$640,486	$463,809	$—	$323,980
Mortality and expense risk charges	(41,012)	(111,372)	(112,437)	(310)	(48,584)
Administrative charges	(4,888)	(12,197)	(10,809)	(9)	(4,551)

Net investment income (loss)	237,182	516,917	340,563	(319)	270,845

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,376,747	3,240,223	3,265,537	198,986	1,600,275
Cost of investments sold	(1,179,578)	(3,171,270)	(2,702,045)	(269,090)	(1,477,555)

Net realized gain (loss) on investments	197,169	68,953	563,492	(70,104)	122,720
Realized gain distribution received	387,561	1,095,382	—	—	207,241
Change in unrealized appreciation (depreciation) on investments	2,384,128	(2,294,646)	(1,718,738)	276,574	513,753

Net gain (loss) on investments	2,968,858	(1,130,311)	(1,155,246)	206,470	843,714

Net increase (decrease) in net assets resulting from operations	$3,206,040	$(613,394)	$(814,683)	$206,151	$1,114,559
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Operations (Continued)
For the year ended December 31, 2021

	MainStay VP Epoch U.S. Equity Yield— Initial Class	MainStay VP Equity Allocation— Initial Class	MainStay VP Fidelity Institutional AM® Utilities— Initial Class	MainStay VP Floating Rate— Initial Class	MainStay VP Growth Allocation— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$3,376,828	$1,906,732	$1,016,138	$525,754	$2,584,798
Mortality and expense risk charges	(474,804)	(101,041)	(67,219)	(33,740)	(176,384)
Administrative charges	(48,894)	(9,692)	(6,694)	(3,687)	(21,127)

Net investment income (loss)	2,853,130	1,795,999	942,225	488,327	2,387,287

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	9,371,714	6,287,813	3,087,893	1,596,413	8,743,863
Cost of investments sold	(5,935,433)	(4,984,299)	(3,106,949)	(1,632,858)	(7,445,402)

Net realized gain (loss) on investments	3,436,281	1,303,514	(19,056)	(36,445)	1,298,461
Realized gain distribution received	—	3,283,362	1,957,128	—	1,271,301
Change in unrealized appreciation (depreciation) on investments	21,876,295	11,711,698	4,910,883	118,900	10,238,587

Net gain (loss) on investments	25,312,576	16,298,574	6,848,955	82,455	12,808,349

Net increase (decrease) in net assets resulting from operations	$28,165,706	$18,094,573	$7,791,180	$570,782	$15,195,636
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Operations (Continued)
For the year ended December 31, 2021

	MainStay VP Income Builder— Initial Class	MainStay VP IQ Hedge Multi- Strategy— Initial Class	MainStay VP Janus Henderson Balanced— Initial Class	MainStay VP MacKay Convertible— Initial Class	MainStay VP MacKay Government— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$2,044,547	$—	$2,310,350	$942,012	$232,129
Mortality and expense risk charges	(299,544)	(3,657)	(627,280)	(238,907)	(47,570)
Administrative charges	(38,126)	(343)	(50,225)	(19,779)	(5,180)

Net investment income (loss)	1,706,877	(4,000)	1,632,845	683,326	179,379

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	4,702,015	259,445	8,660,458	4,473,141	2,473,964
Cost of investments sold	(3,144,150)	(241,506)	(5,370,940)	(2,610,319)	(2,594,219)

Net realized gain (loss) on investments	1,557,865	17,939	3,289,518	1,862,822	(120,255)
Realized gain distribution received	1,606,403	—	5,748,388	4,097,264	—
Change in unrealized appreciation (depreciation) on investments	1,884,544	(93,669)	16,711,096	319,675	(348,943)

Net gain (loss) on investments	5,048,812	(75,730)	25,749,002	6,279,761	(469,198)

Net increase (decrease) in net assets resulting from operations	$6,755,689	$(79,730)	$27,381,847	$6,963,087	$(289,819)
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Operations (Continued)
For the year ended December 31, 2021

	MainStay VP MacKay High Yield Corporate Bond— Initial Class	MainStay VP MacKay International Equity— Initial Class	MainStay VP MacKay S&P 500 Index— Initial Class	MainStay VP MacKay Strategic Bond— Initial Class	MainStay VP Moderate Allocation— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$7,543,685	$75,466	$7,032,651	$595,939	$623,815
Mortality and expense risk charges	(395,460)	(159,437)	(1,783,745)	(16,312)	(107,993)
Administrative charges	(44,629)	(17,103)	(207,354)	(1,801)	(12,440)

Net investment income (loss)	7,103,596	(101,074)	5,041,552	577,826	503,382

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	8,242,707	4,593,759	23,652,443	824,781	3,226,170
Cost of investments sold	(7,571,290)	(2,753,327)	(7,443,737)	(812,359)	(3,123,717)

Net realized gain (loss) on investments	671,417	1,840,432	16,208,706	12,422	102,453
Realized gain distribution received	—	8,126,701	5,997,060	—	1,374,293
Change in unrealized appreciation (depreciation) on investments	83,054	(2,880,554)	113,495,230	(152,156)	3,391,671

Net gain (loss) on investments	754,471	7,086,579	135,700,996	(139,734)	4,868,417

Net increase (decrease) in net assets resulting from operations	$7,858,067	$6,985,505	$140,742,548	$438,092	$5,371,799
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Operations (Continued)
For the year ended December 31, 2021

	MainStay VP Natural Resources— Initial Class	MainStay VP PIMCO Real Return— Initial Class	MainStay VP Small Cap Growth— Initial Class	MainStay VP T. Rowe Price Equity Income— Initial Class	MainStay VP U.S. Government Money Market— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$426,639	$68,997	$—	$1,934,876	$5,308
Mortality and expense risk charges	(49,398)	(17,748)	(236,935)	(193,126)	(109,233)
Administrative charges	(4,855)	(1,707)	(21,839)	(15,654)	(9,476)

Net investment income (loss)	372,386	49,542	(258,774)	1,726,096	(113,401)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	3,109,149	1,171,022	4,495,793	6,354,457	44,388,866
Cost of investments sold	(3,853,880)	(1,126,537)	(2,370,796)	(4,785,226)	(44,388,625)

Net realized gain (loss) on investments	(744,731)	44,485	2,124,997	1,569,231	241
Realized gain distribution received	—	—	8,771,320	1,179,529	—
Change in unrealized appreciation (depreciation) on investments	11,121,597	587,072	(4,239,400)	12,425,958	(241)

Net gain (loss) on investments	10,376,866	631,557	6,656,917	15,174,718	—

Net increase (decrease) in net assets resulting from operations	$10,749,252	$681,099	$6,398,143	$16,900,814	$(113,401)
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Operations (Continued)
For the year ended December 31, 2021

	MainStay VP Wellington Growth— Initial Class	MainStay VP Wellington Mid Cap— Initial Class	MainStay VP Wellington Small Cap— Initial Class	MainStay VP Wellington U.S. Equity— Initial Class	MainStay VP Winslow Large Cap Growth— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$941,794	$688,007	$206,796	$1,245,701	$—
Mortality and expense risk charges	(1,554,056)	(232,358)	(88,483)	(645,979)	(294,878)
Administrative charges	(200,413)	(21,094)	(7,892)	(74,355)	(21,511)

Net investment income (loss)	(812,675)	434,555	110,421	525,367	(316,389)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	17,538,884	9,993,290	5,107,272	9,457,013	7,077,864
Cost of investments sold	(7,705,451)	(7,796,871)	(4,191,108)	(4,048,327)	(3,772,868)

Net realized gain (loss) on investments	9,833,433	2,196,419	916,164	5,408,686	3,304,996
Realized gain distribution received	41,888,513	2,160,907	—	6,820,993	9,447,931
Change in unrealized appreciation (depreciation) on investments	(1,714,030)	15,619,269	7,228,992	22,083,140	15,184,053

Net gain (loss) on investments	50,007,916	19,976,595	8,145,156	34,312,819	27,936,980

Net increase (decrease) in net assets resulting from operations	$49,195,241	$20,411,150	$8,255,577	$34,838,186	$27,620,591
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Operations (Continued)
For the year ended December 31, 2021

	AB VPS International Value Portfolio— Class A	AB VPS Small/Mid Cap Value Portfolio— Class A	Alger Capital Appreciation Portfolio— Class I-2	American Century Investments® VP Inflation Protection Fund— Class II	American Century Investments® VP International Fund— Class II
INVESTMENT INCOME (LOSS):
Dividend income	$—	$132,259	$—	$11,738	$524
Mortality and expense risk charges	—	(23,856)	—	—	—
Administrative charges	—	(1,992)	—	—	—

Net investment income (loss)	—	106,411	—	11,738	524

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	—	1,179,012	118,588	24,325	173,526
Cost of investments sold	—	(1,151,929)	(76,868)	(22,581)	(97,302)

Net realized gain (loss) on investments	—	27,083	41,720	1,744	76,224
Realized gain distribution received	—	—	736,385	—	98,749
Change in unrealized appreciation (depreciation) on investments	—	4,568,654	(193,842)	9,714	110,337

Net gain (loss) on investments	—	4,595,737	584,263	11,458	285,310

Net increase (decrease) in net assets resulting from operations	$—	$4,702,148	$584,263	$23,196	$285,834
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Operations (Continued)
For the year ended December 31, 2021

	American Century Investments® VP Value Fund— Class II	American Funds IS Asset Allocation Fund— Class 2	American Funds IS Global Small Capitalization Fund— Class 2	American Funds IS Growth Fund— Class 2	American Funds IS New World Fund®— Class 2
INVESTMENT INCOME (LOSS):
Dividend income	$66,242	$92,514	$—	$32,620	$161,211
Mortality and expense risk charges	—	(15,880)	(5,741)	(25,987)	(14,399)
Administrative charges	—	(1,646)	(475)	(2,367)	(1,441)

Net investment income (loss)	66,242	74,988	(6,216)	4,266	145,371

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	323,583	334,212	691,844	973,108	2,591,924
Cost of investments sold	(176,067)	(271,997)	(509,370)	(606,926)	(1,563,806)

Net realized gain (loss) on investments	147,516	62,215	182,474	366,182	1,028,118
Realized gain distribution received	—	178,786	154,779	1,548,055	602,199
Change in unrealized appreciation (depreciation) on investments	664,049	324,130	35,074	497,846	(863,324)

Net gain (loss) on investments	811,565	565,131	372,327	2,412,083	766,993

Net increase (decrease) in net assets resulting from operations	$877,807	$640,119	$366,111	$2,416,349	$912,364
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Operations (Continued)
For the year ended December 31, 2021

	American Funds IS Washington Mutual Investors Fund— Class 2	BlackRock® Global Allocation V.I. Fund— Class I	BlackRock® High Yield V.I. Fund— Class I	BNY Mellon IP Technology Growth Portfolio— Initial Shares	BNY Mellon VIF Opportunistic Small Cap Portfolio— Initial Shares
INVESTMENT INCOME (LOSS):
Dividend income	$132,663	$226,567	$291,608	$—	$4,255
Mortality and expense risk charges	(11,178)	(28,564)	(8,509)	(108,502)	—
Administrative charges	(1,198)	(2,733)	(722)	(9,320)	—

Net investment income (loss)	120,287	195,270	282,377	(117,822)	4,255

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	754,174	1,248,919	366,588	4,529,692	75,765
Cost of investments sold	(628,666)	(1,054,266)	(351,415)	(2,030,860)	(24,808)

Net realized gain (loss) on investments	125,508	194,653	15,173	2,498,832	50,957
Realized gain distribution received	—	3,474,395	21,289	8,584,475	—
Change in unrealized appreciation (depreciation) on investments	1,782,555	(2,441,523)	2,076	(3,130,834)	518,262

Net gain (loss) on investments	1,908,063	1,227,525	38,538	7,952,473	569,219

Net increase (decrease) in net assets resulting from operations	$2,028,350	$1,422,795	$320,915	$7,834,651	$573,474
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Operations (Continued)
For the year ended December 31, 2021

	ClearBridge Variable Appreciation Portfolio— Class I	Columbia Variable Portfolio— Commodity Strategy Fund— Class 1	Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 1	Columbia Variable Portfolio— Small Cap Value Fund— Class 2	Delaware VIP® Emerging Markets Series— Standard Class
INVESTMENT INCOME (LOSS):
Dividend income	$22,428	$2,343	$142,497	$172	$29,752
Mortality and expense risk charges	(1,994)	(1,092)	(2,920)	—	(10,852)
Administrative charges	(243)	(115)	(289)	—	(870)

Net investment income (loss)	20,191	1,136	139,288	172	18,030

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	230,579	182,884	160,849	242	700,095
Cost of investments sold	(166,956)	(198,064)	(162,910)	(203)	(458,580)

Net realized gain (loss) on investments	63,623	(15,180)	(2,061)	39	241,515
Realized gain distribution received	134,134	—	—	—	42,593
Change in unrealized appreciation (depreciation) on investments	489,461	288,805	(212,929)	7,492	(754,041)

Net gain (loss) on investments	687,218	273,625	(214,990)	7,531	(469,933)

Net increase (decrease) in net assets resulting from operations	$707,409	$274,761	$(75,702)	$7,703	$(451,903)
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Operations (Continued)
For the year ended December 31, 2021

	Delaware VIP® International Series— Standard Class	Delaware VIP® Small Cap Value Series— Standard Class	DFA VA Global Bond Portfolio	DFA VA International Small Portfolio	DFA VA International Value Portfolio
INVESTMENT INCOME (LOSS):
Dividend income	$16	$110,381	$924	$3,935	$8,954
Mortality and expense risk charges	—	(15,966)	—	—	—
Administrative charges	—	(1,516)	—	—	—

Net investment income (loss)	16	92,899	924	3,935	8,954

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	44	3,231,852	1,668	3,354	2,411
Cost of investments sold	(42)	(2,988,845)	(1,627)	(2,582)	(1,943)

Net realized gain (loss) on investments	2	243,007	41	772	468
Realized gain distribution received	34	—	12	10,613	—
Change in unrealized appreciation (depreciation) on investments	58	3,490,766	(2,291)	4,233	25,001

Net gain (loss) on investments	94	3,733,773	(2,238)	15,618	25,469

Net increase (decrease) in net assets resulting from operations	$110	$3,826,672	$(1,314)	$19,553	$34,423
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Operations (Continued)
For the year ended December 31, 2021

	DFA VA Short-Term Fixed Portfolio	DFA VA U.S. Large Value Portfolio	DFA VA U.S. Targeted Value Portfolio	DWS Alternative Asset Allocation VIP— Class A	DWS Small Cap Index VIP— Class A
INVESTMENT INCOME (LOSS):
Dividend income	$17	$7,463	$3,750	$153,575	$23,590
Mortality and expense risk charges	—	—	—	(5,069)	(9,048)
Administrative charges	—	—	—	(547)	(1,384)

Net investment income (loss)	17	7,463	3,750	147,959	13,158

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	5,428	21,305	6,122	285,208	4,231,016
Cost of investments sold	(5,439)	(16,736)	(4,917)	(253,254)	(4,134,647)

Net realized gain (loss) on investments	(11)	4,569	1,205	31,954	96,369
Realized gain distribution received	—	—	18,835	—	164,014
Change in unrealized appreciation (depreciation) on investments	(527)	85,958	56,545	713,377	(121,860)

Net gain (loss) on investments	(538)	90,527	76,585	745,331	138,523

Net increase (decrease) in net assets resulting from operations	$(521)	$97,990	$80,335	$893,290	$151,681
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Operations (Continued)
For the year ended December 31, 2021

	DWS Small Mid Cap Value VIP— Class A	Fidelity® VIP Bond Index Portfolio— Initial Class	Fidelity® VIP ContrafundSM Portfolio— Initial Class	Fidelity® VIP Emerging Markets Portfolio— Initial Class	Fidelity® VIP Equity-Income PortfolioSM— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$71,185	$41,428	$227,075	$98,800	$1,978,121
Mortality and expense risk charges	(6,302)	(13,517)	(1,062,716)	(5,086)	(302,635)
Administrative charges	(597)	(1,897)	(110,195)	(606)	(32,889)

Net investment income (loss)	64,286	26,014	(945,836)	93,108	1,642,597

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,693,663	895,721	23,337,679	362,030	5,231,038
Cost of investments sold	(1,958,360)	(925,164)	(10,467,012)	(278,430)	(3,782,679)

Net realized gain (loss) on investments	(264,697)	(29,443)	12,870,667	83,600	1,448,359
Realized gain distribution received	—	—	46,322,760	449,928	11,509,326
Change in unrealized appreciation (depreciation) on investments	1,639,829	(94,554)	31,384,362	(835,569)	7,262,190

Net gain (loss) on investments	1,375,132	(123,997)	90,577,789	(302,041)	20,219,875

Net increase (decrease) in net assets resulting from operations	$1,439,418	$(97,983)	$89,631,953	$(208,933)	$21,862,472
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Operations (Continued)
For the year ended December 31, 2021

	Fidelity® VIP Freedom 2020 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2030 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2040 PortfolioSM— Initial Class	Fidelity® VIP Growth Opportunities Portfolio— Initial Class	Fidelity® VIP Growth Portfolio— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$26,439	$77,446	$73,198	$—	$—
Mortality and expense risk charges	(7,613)	(12,703)	(9,605)	(60,670)	—
Administrative charges	(868)	(999)	(1,272)	(7,105)	—

Net investment income (loss)	17,958	63,744	62,321	(67,775)	—

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	556,709	1,596,646	826,647	4,227,090	306,316
Cost of investments sold	(466,596)	(1,264,974)	(579,454)	(2,337,107)	(125,201)

Net realized gain (loss) on investments	90,113	331,672	247,193	1,889,983	181,115
Realized gain distribution received	132,148	290,486	287,416	3,364,649	2,678,562
Change in unrealized appreciation (depreciation) on investments	(13,446)	128,576	514,879	(1,427,516)	(178,966)

Net gain (loss) on investments	208,815	750,734	1,049,488	3,827,116	2,680,711

Net increase (decrease) in net assets resulting from operations	$226,773	$814,478	$1,111,809	$3,759,341	$2,680,711
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Operations (Continued)
For the year ended December 31, 2021

	Fidelity® VIP Health Care Portfolio— Initial Class	Fidelity® VIP Index 500 Portfolio— Initial Class	Fidelity® VIP International Index Portfolio— Initial Class	Fidelity® VIP Investment Grade Bond Portfolio— Initial Class	Fidelity® VIP Mid Cap Portfolio— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$6,196	$446,513	$145,012	$51,193	$122,897
Mortality and expense risk charges	(17,136)	—	(10,026)	—	(17,112)
Administrative charges	(1,749)	—	(1,226)	—	(1,735)

Net investment income (loss)	(12,689)	446,513	133,760	51,193	104,050

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	709,491	1,525,554	377,685	188,448	4,077,508
Cost of investments sold	(565,461)	(326,066)	(344,129)	(175,333)	(3,355,571)

Net realized gain (loss) on investments	144,030	1,199,488	33,556	13,115	721,937
Realized gain distribution received	484,831	257,211	17,435	68,082	3,204,153
Change in unrealized appreciation (depreciation) on investments	220,093	7,001,794	138,920	(146,894)	356,433

Net gain (loss) on investments	848,954	8,458,493	189,911	(65,697)	4,282,523

Net increase (decrease) in net assets resulting from operations	$836,265	$8,905,006	$323,671	$(14,504)	$4,386,573
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Operations (Continued)
For the year ended December 31, 2021

	Fidelity® VIP Overseas Portfolio— Initial Class	Franklin Templeton Aggressive Model Portfolio— Class I	Franklin Templeton Conservative Model Portfolio— Class I	Franklin Templeton Moderate Model Portfolio— Class I	Franklin Templeton Moderately Aggressive Model Portfolio— Class I
INVESTMENT INCOME (LOSS):
Dividend income	$45,621	$210,497	$26,784	$99,157	$227,594
Mortality and expense risk charges	—	(2,922)	(961)	(6,520)	(5,918)
Administrative charges	—	(115)	(105)	(378)	(678)

Net investment income (loss)	45,621	207,460	25,718	92,259	220,998
REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	177,893	1,037,192	1,097,609	681,730	644,915
Cost of investments sold	(91,913)	(787,030)	(1,070,443)	(620,314)	(572,222)

Net realized gain (loss) on investments	85,980	250,162	27,166	61,416	72,693
Realized gain distribution received	637,892	566,821	43,257	173,207	441,969
Change in unrealized appreciation (depreciation) on investments	752,344	140,664	(52,501)	123,636	251,358

Net gain (loss) on investments	1,476,216	957,647	17,922	358,259	766,020

Net increase (decrease) in net assets resulting from operations	$1,521,837	$1,165,107	$43,640	$450,518	$987,018
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Operations (Continued)
For the year ended December 31, 2021

	Franklin Templeton Moderately Conservative Model Portfolio— Class I	Invesco V.I. Global Real Estate Fund— Series I Shares	Invesco V.I. International Growth Fund— Series I Shares	Invesco V.I. Main Street Small Cap Fund®— Series I Shares	Janus Henderson Enterprise Portfolio— Institutional Shares
INVESTMENT INCOME (LOSS):
Dividend income	$52,180	$479	$293,424	$3,445	$50,662
Mortality and expense risk charges	(3,203)	—	(19,209)	(571)	(17,122)
Administrative charges	(300)	—	(2,054)	(80)	(1,419)

Net investment income (loss)	48,677	479	272,161	2,794	32,121

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	84,493	22,234	2,534,598	106,749	1,405,602
Cost of investments sold	(76,252)	(22,954)	(2,052,271)	(83,397)	(1,130,678)

Net realized gain (loss) on investments	8,241	(720)	482,327	23,352	274,924
Realized gain distribution received	98,096	—	1,549,618	57,940	1,336,909
Change in unrealized appreciation (depreciation) on investments	(3,017)	7,378	(1,010,583)	38,350	868,723

Net gain (loss) on investments	103,320	6,658	1,021,362	119,642	2,480,556

Net increase (decrease) in net assets resulting from operations	$151,997	$7,137	$1,293,523	$122,436	$2,512,677
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Operations (Continued)
For the year ended December 31, 2021

	Janus Henderson Forty Portfolio— Institutional Shares	Janus Henderson Global Research Portfolio— Institutional Shares	LVIP Baron Growth Opportunities Fund— Service Class	LVIP Delaware Diversified Income Fund— Standard Class	LVIP Delaware Value Fund— Standard Class
INVESTMENT INCOME (LOSS):
Dividend income	$—	$652,578	$—	$3,292	$5,537
Mortality and expense risk charges	—	(548,048)	—	—	—
Administrative charges	—	(50,139)	—	—	—

Net investment income (loss)	—	54,391	—	3,292	5,537

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	461	7,081,007	18,567	22,612	31,352
Cost of investments sold	(282)	(2,535,162)	(8,976)	(21,589)	(30,369)

Net realized gain (loss) on investments	179	4,545,845	9,591	1,023	983
Realized gain distribution received	3,054	5,784,294	608	2,019	11,969
Change in unrealized appreciation (depreciation) on investments	2,087	9,435,650	(3,620)	(7,106)	1,946

Net gain (loss) on investments	5,320	19,765,789	6,579	(4,064)	14,898

Net increase (decrease) in net assets resulting from operations	$5,320	$19,820,180	$6,579	$(772)	$20,435
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Operations (Continued)
For the year ended December 31, 2021

	LVIP SSgA Mid-Cap Index Fund— Standard Class	MFS® International Intrinsic Value Portfolio— Initial Class	MFS® Investors Trust Series— Initial Class	MFS® Mid Cap Value Portfolio— Initial Class	MFS® New Discovery Series— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$20,100	$70,105	$91,170	$79,601	$—
Mortality and expense risk charges	(2,310)	(29,092)	(9,433)	(10,158)	(11,320)
Administrative charges	(309)	(3,044)	(1,150)	(694)	(889)

Net investment income (loss)	17,481	37,969	80,587	68,749	(12,209)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	218,964	2,406,385	1,050,015	662,715	4,776,499
Cost of investments sold	(152,751)	(1,530,359)	(699,358)	(435,558)	(3,550,921)

Net realized gain (loss) on investments	66,213	876,026	350,657	227,157	1,225,578
Realized gain distribution received	61,769	549,328	458,418	67,435	2,514,655
Change in unrealized appreciation (depreciation) on investments	162,866	596,898	2,520,495	2,047,332	(3,729,011)

Net gain (loss) on investments	290,848	2,022,252	3,329,570	2,341,924	11,222

Net increase (decrease) in net assets resulting from operations	$308,329	$2,060,221	$3,410,157	$2,410,673	$(987)
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Operations (Continued)
For the year ended December 31, 2021

	MFS® Research Series— Initial Class	MFS® Total Return Bond Series— Initial Class	MFS® Value Series— Initial Class	Morgan Stanley VIF Emerging Markets Debt Portfolio— Class I	Morgan Stanley VIF U.S. Real Estate Portfolio— Class I
INVESTMENT INCOME (LOSS):
Dividend income	$29,224	$1,305	$249	$22,159	$475,565
Mortality and expense risk charges	(6,699)	—	—	—	(26,413)
Administrative charges	(704)	—	—	—	(2,817)

Net investment income (loss)	21,821	1,305	249	22,159	446,335

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	562,539	38,517	13,579	12,675	2,313,757
Cost of investments sold	(439,862)	(38,346)	(11,201)	(14,053)	(2,172,875)

Net realized gain (loss) on investments	122,677	171	2,378	(1,378)	140,882
Realized gain distribution received	306,150	4	414	—	—
Change in unrealized appreciation (depreciation) on investments	719,117	(1,486)	298	(29,407)	7,183,871

Net gain (loss) on investments	1,147,944	(1,311)	3,090	(30,785)	7,324,753

Net increase (decrease) in net assets resulting from operations	$1,169,765	$(6)	$3,339	$(8,626)	$7,771,088
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Operations (Continued)
For the year ended December 31, 2021

	Neuberger Berman AMT Mid Cap Growth Portfolio— Class I	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Administrative Class	PIMCO VIT Income Portfolio— Institutional Class	PIMCO VIT International Bond Portfolio (U.S. Dollar- Hedged)— Institutional Class	PIMCO VIT Low Duration Portfolio— Administrative Class
INVESTMENT INCOME (LOSS):
Dividend income	$—	$8,601	$23,232	$190,040	$3,222
Mortality and expense risk charges	(21,642)	—	(416)	(10,933)	—
Administrative charges	(2,279)	—	(25)	(1,136)	—

Net investment income (loss)	(23,921)	8,601	22,791	177,971	3,222

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	3,679,080	41,676	360,419	646,692	12,389
Cost of investments sold	(2,055,953)	(43,932)	(349,066)	(631,657)	(12,585)

Net realized gain (loss) on investments	1,623,127	(2,256)	11,353	15,035	(196)
Realized gain distribution received	2,636,124	2,701	—	95,806	—
Change in unrealized appreciation (depreciation) on investments	(1,508,580)	(15,667)	(19,523)	(499,750)	(8,720)

Net gain (loss) on investments	2,750,671	(15,222)	(8,170)	(388,909)	(8,916)

Net increase (decrease) in net assets resulting from operations	$2,726,750	$(6,621)	$14,621	$(210,938)	$(5,694)
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Operations (Continued)
For the year ended December 31, 2021

	PIMCO VIT Low Duration Portfolio— Institutional Class	PIMCO VIT Total Return Portfolio— Administrative Class	PIMCO VIT Total Return Portfolio— Institutional Class	T. Rowe Price All-Cap Opportunities Portfolio	T. Rowe Price Blue Chip Growth Portfolio
INVESTMENT INCOME (LOSS):
Dividend income	$36,061	$33,246	$374,913	$—	$—
Mortality and expense risk charges	(4,688)	—	(34,582)	—	—
Administrative charges	(380)	—	(3,629)	—	—

Net investment income (loss)	30,993	33,246	336,702	—	—

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,335,699	103,159	1,467,072	1,040	28,205
Cost of investments sold	(1,313,586)	(104,114)	(1,432,054)	(589)	(9,792)

Net realized gain (loss) on investments	22,113	(955)	35,018	451	18,413
Realized gain distribution received	—	78,075	804,458	2,620	15,713
Change in unrealized appreciation (depreciation) on investments	(103,497)	(133,754)	(1,406,962)	(571)	(10,590)

Net gain (loss) on investments	(81,384)	(56,634)	(567,486)	2,500	23,536

Net increase (decrease) in net assets resulting from operations	$(50,391)	$(23,388)	$(230,784)	$2,500	$23,536
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Operations (Continued)
For the year ended December 31, 2021

	T. Rowe Price International Stock Portfolio	T. Rowe Price Limited-Term Bond Portfolio	The Merger Fund VL
INVESTMENT INCOME (LOSS):
Dividend income	$209	$3,240	$—
Mortality and expense risk charges	—	—	—
Administrative charges	—	—	—

Net investment income (loss)	209	3,240	—

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	4,605	31,087	11,739
Cost of investments sold	(4,172)	(30,504)	(10,777)

Net realized gain (loss) on investments	433	583	962
Realized gain distribution received	2,305	1,428	1,391
Change in unrealized appreciation (depreciation) on investments	(2,501)	(4,867)	(1,965)

Net gain (loss) on investments	237	(2,856)	388

Net increase (decrease) in net assets resulting from operations	$446	$384	$388
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statement

NYLIAC VUL Separate Account-I
Statement of Changes in Net Assets
For the years ended December 31, 2021
and December 31, 2020

	MainStay VP Balanced— Initial Class		MainStay VP Bond— Initial Class		MainStay VP Candriam Emerging Markets Equity— Initial Class
	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$237,182	$319,082	$516,917	$608,661	$340,563	$1,056,408
Net realized gain (loss) on investments	197,169	263,789	68,953	15,615	563,492	(242,243)
Realized gain distribution received	387,561	658,032	1,095,382	82,463	—	—
Change in unrealized appreciation (depreciation) on investments	2,384,128	(3,221)	(2,294,646)	1,853,670	(1,718,738)	7,802,146

Net increase (decrease) in net assets resulting from operations	3,206,040	1,237,682	(613,394)	2,560,409	(814,683)	8,616,311

Contributions and (Withdrawals):
Payments received from policyowners	1,500,982	1,340,449	2,728,125	2,776,268	2,502,673	2,660,808
Cost of insurance	(991,531)	(969,031)	(1,927,185)	(2,260,099)	(1,764,101)	(1,826,544)
Policyowners' surrenders	(502,207)	(480,642)	(960,733)	(1,246,971)	(1,329,589)	(1,523,850)
Net transfers from (to) Fixed Account	(54,093)	(73,529)	(256,836)	(471,052)	(214,714)	(299,411)
Transfers between Investment Divisions	840,507	(1,092,477)	1,001,046	1,546,147	(991,701)	(1,479,118)
Policyowners' death benefits	(186,805)	(82,865)	(247,788)	(860,199)	(77,885)	(104,135)

Net contributions and (withdrawals)	606,853	(1,358,095)	336,629	(515,906)	(1,875,317)	(2,572,250)

Increase (decrease) in net assets	3,812,893	(120,413)	(276,765)	2,044,503	(2,690,000)	6,044,061

NET ASSETS:
Beginning of period	18,532,867	18,653,280	36,359,944	34,315,441	42,440,203	36,396,142

End of period	$22,345,760	$18,532,867	$36,083,179	$36,359,944	$39,750,203	$42,440,203
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	MainStay VP CBRE Global Infrastructure— Initial Class		MainStay VP Conservative Allocation— Initial Class		MainStay VP Epoch U.S. Equity Yield— Initial Class
	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(319)	$68,451	$270,845	$274,369	$2,853,130	$2,826,264
Net realized gain (loss) on investments	(70,104)	(80,455)	122,720	69,572	3,436,281	2,408,740
Realized gain distribution received	—	—	207,241	242,093	—	4,204,870
Change in unrealized appreciation (depreciation) on investments	276,574	(104,896)	513,753	904,519	21,876,295	(10,838,531)

Net increase (decrease) in net assets resulting from operations	206,151	(116,900)	1,114,559	1,490,553	28,165,706	(1,398,657)

Contributions and (Withdrawals):
Payments received from policyowners	410,251	197,025	943,532	928,453	6,377,812	6,701,646
Cost of insurance	(69,576)	(56,440)	(834,562)	(876,792)	(5,762,183)	(6,037,909)
Policyowners' surrenders	(13,717)	(35,052)	(588,959)	(657,069)	(3,975,583)	(3,883,461)
Net transfers from (to) Fixed Account	34,338	(7,257)	127,442	(289,876)	(430,707)	(1,305,488)
Transfers between Investment Divisions	309,011	32,510	(182,280)	(151,473)	(2,463,893)	(1,932,021)
Policyowners' death benefits	—	—	(118,613)	(63,947)	(975,782)	(812,099)

Net contributions and (withdrawals)	670,307	130,786	(653,440)	(1,110,704)	(7,230,336)	(7,269,332)

Increase (decrease) in net assets	876,458	13,886	461,119	379,849	20,935,370	(8,667,989)

NET ASSETS:
Beginning of period	1,022,458	1,008,572	16,707,121	16,327,272	128,833,185	137,501,174

End of period	$1,898,916	$1,022,458	$17,168,240	$16,707,121	$149,768,555	$128,833,185
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	MainStay VP Equity Allocation— Initial Class		MainStay VP Fidelity Institutional AM® Utilities— Initial Class		MainStay VP Floating Rate— Initial Class
	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,795,999	$1,754,371	$942,225	$1,074,251	$488,327	$583,569
Net realized gain (loss) on investments	1,303,514	609,829	(19,056)	(183,735)	(36,445)	(298,432)
Realized gain distribution received	3,283,362	4,020,549	1,957,128	2,527,400	—	—
Change in unrealized appreciation (depreciation) on investments	11,711,698	5,808,984	4,910,883	(3,955,668)	118,900	(7,370)

Net increase (decrease) in net assets resulting from operations	18,094,573	12,193,733	7,791,180	(537,752)	570,782	277,767

Contributions and (Withdrawals):
Payments received from policyowners	9,560,191	10,473,283	4,089,113	4,245,614	1,027,051	1,224,556
Cost of insurance	(4,364,054)	(4,390,957)	(1,970,983)	(2,194,592)	(725,519)	(839,700)
Policyowners' surrenders	(3,833,882)	(3,148,859)	(1,174,554)	(1,316,866)	(622,741)	(1,037,273)
Net transfers from (to) Fixed Account	(802,687)	(1,510,748)	(389,145)	(523,799)	7,178	(165,502)
Transfers between Investment Divisions	(4,180,805)	(3,966,810)	(1,142,703)	(2,511,750)	656,628	(1,013,908)
Policyowners' death benefits	(57,394)	(146,521)	(228,993)	(289,091)	(108,210)	(147,616)

Net contributions and (withdrawals)	(3,678,631)	(2,690,612)	(817,265)	(2,590,484)	234,387	(1,979,443)

Increase (decrease) in net assets	14,415,942	9,503,121	6,973,915	(3,128,236)	805,169	(1,701,676)

NET ASSETS:
Beginning of period	92,646,479	83,143,358	46,028,701	49,156,937	16,349,694	18,051,370

End of period	$107,062,421	$92,646,479	$53,002,616	$46,028,701	$17,154,863	$16,349,694
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	MainStay VP Growth Allocation— Initial Class		MainStay VP Income Builder— Initial Class		MainStay VP IQ Hedge Multi- Strategy— Initial Class
	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$2,387,287	$2,445,822	$1,706,877	$1,284,651	$(4,000)	$205,810
Net realized gain (loss) on investments	1,298,461	286,800	1,557,865	1,250,462	17,939	(2,292)
Realized gain distribution received	1,271,301	3,068,690	1,606,403	2,373,721	—	—
Change in unrealized appreciation (depreciation) on investments	10,238,587	5,305,907	1,884,544	(287,337)	(93,669)	281,229

Net increase (decrease) in net assets resulting from operations	15,195,636	11,107,219	6,755,689	4,621,497	(79,730)	484,747

Contributions and (Withdrawals):
Payments received from policyowners	7,540,313	7,955,555	3,905,898	3,853,064	1,631,420	1,763,894
Cost of insurance	(4,635,257)	(4,623,615)	(3,479,047)	(3,644,506)	(555,357)	(588,255)
Policyowners' surrenders	(3,793,077)	(3,053,928)	(1,340,931)	(2,080,581)	(272,186)	(382,080)
Net transfers from (to) Fixed Account	(1,100,174)	(1,431,448)	3,937	(410,989)	(191,209)	(132,613)
Transfers between Investment Divisions	(3,175,761)	(2,457,832)	(591,157)	648,327	934,075	45,838
Policyowners' death benefits	(286,378)	(797,226)	(954,934)	(826,548)	(5,424)	(7,435)

Net contributions and (withdrawals)	(5,450,334)	(4,408,494)	(2,456,234)	(2,461,233)	1,541,319	699,349

Increase (decrease) in net assets	9,745,302	6,698,725	4,299,455	2,160,264	1,461,589	1,184,096

NET ASSETS:
Beginning of period	98,314,022	91,615,297	68,261,188	66,100,924	10,231,762	9,047,666

End of period	$108,059,324	$98,314,022	$72,560,643	$68,261,188	$11,693,351	$10,231,762
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	MainStay VP Janus Henderson Balanced— Initial Class		MainStay VP MacKay Convertible— Initial Class		MainStay VP MacKay Government— Initial Class
	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,632,845	$2,225,790	$683,326	$268,634	$179,379	$171,998
Net realized gain (loss) on investments	3,289,518	3,088,006	1,862,822	2,001,475	(120,255)	(138,963)
Realized gain distribution received	5,748,388	5,342,688	4,097,264	700,188	—	—
Change in unrealized appreciation (depreciation) on investments	16,711,096	9,247,611	319,675	17,390,210	(348,943)	663,694

Net increase (decrease) in net assets resulting from operations	27,381,847	19,904,095	6,963,087	20,360,507	(289,819)	696,729

Contributions and (Withdrawals):
Payments received from policyowners	7,898,634	7,807,920	4,724,126	3,850,855	1,254,184	1,365,575
Cost of insurance	(7,043,302)	(7,377,669)	(3,310,584)	(3,095,359)	(941,832)	(1,108,771)
Policyowners' surrenders	(4,120,526)	(4,823,858)	(1,987,799)	(2,329,173)	(343,302)	(501,671)
Net transfers from (to) Fixed Account	(30,280)	(1,253,593)	6,141	(997,645)	(99,118)	(172,127)
Transfers between Investment Divisions	(49,500)	147,435	2,887,775	105,201	(1,046,032)	1,012,406
Policyowners' death benefits	(1,145,638)	(1,071,276)	(880,263)	(595,099)	(108,928)	(122,200)

Net contributions and (withdrawals)	(4,490,612)	(6,571,041)	1,439,396	(3,061,220)	(1,285,028)	473,212

Increase (decrease) in net assets	22,891,235	13,333,054	8,402,483	17,299,287	(1,574,847)	1,169,941

NET ASSETS:
Beginning of period	164,488,866	151,155,812	77,526,391	60,227,104	16,291,238	15,121,297

End of period	$187,380,101	$164,488,866	$85,928,874	$77,526,391	$14,716,391	$16,291,238
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	MainStay VP MacKay High Yield Corporate Bond— Initial Class		MainStay VP MacKay International Equity— Initial Class		MainStay VP MacKay S&P 500 Index— Initial Class
	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$7,103,596	$7,954,221	$(101,074)	$238,272	$5,041,552	$4,747,620
Net realized gain (loss) on investments	671,417	831,526	1,840,432	1,462,995	16,208,706	18,183,490
Realized gain distribution received	—	—	8,126,701	2,829,167	5,997,060	3,501,431
Change in unrealized appreciation (depreciation) on investments	83,054	(1,783,409)	(2,880,554)	5,515,543	113,495,230	49,600,577

Net increase (decrease) in net assets resulting from operations	7,858,067	7,002,338	6,985,505	10,045,977	140,742,548	76,033,118

Contributions and (Withdrawals):
Payments received from policyowners	11,975,126	11,776,234	3,566,214	3,697,656	37,513,082	29,297,320
Cost of insurance	(7,737,788)	(8,449,506)	(2,603,065)	(2,679,913)	(21,537,773)	(19,668,481)
Policyowners' surrenders	(4,448,900)	(5,230,315)	(2,067,638)	(2,328,620)	(12,173,610)	(11,375,544)
Net transfers from (to) Fixed Account	(209,125)	(760,950)	(340,412)	192,294	(817,187)	(3,075,175)
Transfers between Investment Divisions	1,617,438	(2,295,696)	(584,236)	(2,027,429)	2,393,632	(1,674,617)
Policyowners' death benefits	(1,037,404)	(1,208,588)	(469,591)	(526,118)	(3,075,783)	(2,877,704)

Net contributions and (withdrawals)	159,347	(6,168,821)	(2,498,728)	(3,672,130)	2,302,361	(9,374,201)

Increase (decrease) in net assets	8,017,414	833,517	4,486,777	6,373,847	143,044,909	66,658,917

NET ASSETS:
Beginning of period	151,430,140	150,596,623	59,160,834	52,786,987	502,425,228	435,766,311

End of period	$159,447,554	$151,430,140	$63,647,611	$59,160,834	$645,470,137	$502,425,228
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	MainStay VP MacKay Strategic Bond— Initial Class		MainStay VP Moderate Allocation— Initial Class		MainStay VP Natural Resources— Initial Class
	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$577,826	$545,875	$503,382	$1,019,496	$372,386	$594,510
Net realized gain (loss) on investments	12,422	(120,008)	102,453	(405,971)	(744,731)	(1,419,060)
Realized gain distribution received	—	—	1,374,293	1,195,012	—	—
Change in unrealized appreciation (depreciation) on investments	(152,156)	753,017	3,391,671	2,934,929	11,121,597	2,941,502

Net increase (decrease) in net assets resulting from operations	438,092	1,178,884	5,371,799	4,743,466	10,749,252	2,116,952

Contributions and (Withdrawals):
Payments received from policyowners	3,015,512	3,320,455	3,241,510	3,322,997	3,093,992	3,450,750
Cost of insurance	(1,138,052)	(1,234,513)	(2,455,784)	(2,433,722)	(1,675,258)	(1,423,335)
Policyowners' surrenders	(743,231)	(839,986)	(1,179,512)	(1,064,202)	(1,173,948)	(901,930)
Net transfers from (to) Fixed Account	(396,076)	(360,629)	(574,696)	(150,398)	(181,472)	(51,223)
Transfers between Investment Divisions	1,123,673	(586,025)	1,517,854	(1,476,464)	(1,193,899)	(756,618)
Policyowners' death benefits	(18,121)	(54,397)	(341,634)	(199,893)	(70,216)	(120,230)

Net contributions and (withdrawals)	1,843,705	244,905	207,738	(2,001,682)	(1,200,801)	197,414

Increase (decrease) in net assets	2,281,797	1,423,789	5,579,537	2,741,784	9,548,451	2,314,366

NET ASSETS:
Beginning of period	22,538,035	21,114,246	48,024,539	45,282,755	29,021,274	26,706,908

End of period	$24,819,832	$22,538,035	$53,604,076	$48,024,539	$38,569,725	$29,021,274
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	MainStay VP PIMCO Real Return— Initial Class		MainStay VP Small Cap Growth— Initial Class		MainStay VP T. Rowe Price Equity Income— Initial Class
	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$49,542	$211,537	$(258,774)	$(191,643)	$1,726,096	$1,996,622
Net realized gain (loss) on investments	44,485	(64,215)	2,124,997	1,755,790	1,569,231	370,574
Realized gain distribution received	—	—	8,771,320	1,587,425	1,179,529	4,619,297
Change in unrealized appreciation (depreciation) on investments	587,072	1,059,610	(4,239,400)	15,607,507	12,425,958	(7,137,194)

Net increase (decrease) in net assets resulting from operations	681,099	1,206,932	6,398,143	18,759,079	16,900,814	(150,701)

Contributions and (Withdrawals):
Payments received from policyowners	1,413,801	1,337,168	2,894,659	2,613,268	3,115,948	3,411,478
Cost of insurance	(634,438)	(689,608)	(2,517,690)	(2,353,196)	(2,860,192)	(2,803,753)
Policyowners' surrenders	(408,707)	(660,845)	(1,655,004)	(2,069,372)	(2,366,167)	(1,676,413)
Net transfers from (to) Fixed Account	(72,635)	(5,052)	(356,145)	(460,359)	(433,625)	(697,331)
Transfers between Investment Divisions	599,892	888,418	493,689	(2,313,630)	(2,592,860)	(2,147,647)
Policyowners' death benefits	(67,741)	(29,782)	(432,770)	(229,204)	(320,648)	(278,779)

Net contributions and (withdrawals)	830,172	840,299	(1,573,261)	(4,812,493)	(5,457,544)	(4,192,445)

Increase (decrease) in net assets	1,511,271	2,047,231	4,824,882	13,946,586	11,443,270	(4,343,146)

NET ASSETS:
Beginning of period	12,401,710	10,354,479	64,791,994	50,845,408	68,886,564	73,229,710

End of period	$13,912,981	$12,401,710	$69,616,876	$64,791,994	$80,329,834	$68,886,564
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	MainStay VP U.S. Government Money Market— Initial Class		MainStay VP Wellington Growth— Initial Class		MainStay VP Wellington Mid Cap— Initial Class
	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(113,401)	$(33,174)	$(812,675)	$(49,998)	$434,555	$686,593
Net realized gain (loss) on investments	241	341	9,833,433	7,879,899	2,196,419	2,104,462
Realized gain distribution received	—	—	41,888,513	21,583,892	2,160,907	6,312,975
Change in unrealized appreciation (depreciation) on investments	(241)	204	(1,714,030)	34,560,137	15,619,269	756,134

Net increase (decrease) in net assets resulting from operations	(113,401)	(32,629)	49,195,241	63,973,930	20,411,150	9,860,164

Contributions and (Withdrawals):
Payments received from policyowners	9,009,554	10,313,747	9,600,749	10,001,260	6,285,077	6,511,304
Cost of insurance	(5,073,634)	(5,027,157)	(11,359,444)	(11,434,835)	(4,543,744)	(4,570,296)
Policyowners' surrenders	(3,981,202)	(4,438,982)	(7,680,503)	(7,465,492)	(3,672,394)	(3,023,833)
Net transfers from (to) Fixed Account	(259,861)	(1,781,521)	(950,636)	(2,005,955)	10,614	(820,902)
Transfers between Investment Divisions	(17,917,825)	27,186,162	(2,216,479)	(3,231,774)	(5,342,956)	(7,844,753)
Policyowners' death benefits	(177,500)	(169,746)	(2,125,918)	(1,396,763)	(427,292)	(611,297)

Net contributions and (withdrawals)	(18,400,468)	26,082,503	(14,732,231)	(15,533,559)	(7,690,695)	(10,359,777)

Increase (decrease) in net assets	(18,513,869)	26,049,874	34,463,010	48,440,371	12,720,455	(499,613)

NET ASSETS:
Beginning of period	62,921,544	36,871,670	263,127,914	214,687,543	105,460,047	105,959,660

End of period	$44,407,675	$62,921,544	$297,590,924	$263,127,914	$118,180,502	$105,460,047
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	MainStay VP Wellington Small Cap— Initial Class		MainStay VP Wellington U.S. Equity— Initial Class		MainStay VP Winslow Large Cap Growth— Initial Class
	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$110,421	$(22,235)	$525,367	$1,202,519	$(316,389)	$(241,938)
Net realized gain (loss) on investments	916,164	(490,597)	5,408,686	4,592,976	3,304,996	3,223,382
Realized gain distribution received	—	—	6,820,993	8,648,905	9,447,931	6,608,193
Change in unrealized appreciation (depreciation) on investments	7,228,992	4,822,509	22,083,140	1,951,240	15,184,053	20,607,163

Net increase (decrease) in net assets resulting from operations	8,255,577	4,309,677	34,838,186	16,395,640	27,620,591	30,196,800

Contributions and (Withdrawals):
Payments received from policyowners	3,369,312	3,454,716	6,377,542	6,328,570	7,696,634	5,910,942
Cost of insurance	(2,071,512)	(1,907,096)	(5,766,689)	(5,748,279)	(4,499,909)	(4,032,253)
Policyowners' surrenders	(2,278,282)	(1,215,661)	(2,888,023)	(3,328,692)	(2,757,098)	(2,834,346)
Net transfers from (to) Fixed Account	(225,578)	(338,031)	(418,095)	(578,117)	(672,784)	(1,218,479)
Transfers between Investment Divisions	(1,436,763)	(902,529)	(3,048,287)	(3,372,360)	991,751	1,826,855
Policyowners' death benefits	(174,807)	(216,630)	(1,517,010)	(689,059)	(332,649)	(603,081)

Net contributions and (withdrawals)	(2,817,630)	(1,125,231)	(7,260,562)	(7,387,937)	425,945	(950,362)

Increase (decrease) in net assets	5,437,947	3,184,446	27,577,624	9,007,703	28,046,536	29,246,438

NET ASSETS:
Beginning of period	47,014,572	43,830,126	126,917,853	117,910,150	112,987,200	83,740,762

End of period	$52,452,519	$47,014,572	$154,495,477	$126,917,853	$141,033,736	$112,987,200
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	AB VPS International Value Portfolio— Class A		AB VPS Small/Mid Cap Value Portfolio— Class A		Alger Capital Appreciation Portfolio— Class I-2
	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$—	$—	$106,411	$85,772	$—	$—
Net realized gain (loss) on investments	—	—	27,083	(407,998)	41,720	16,629
Realized gain distribution received	—	—	—	461,413	736,385	389,587
Change in unrealized appreciation (depreciation) on investments	—	—	4,568,654	354,740	(193,842)	485,084

Net increase (decrease) in net assets resulting from operations	—	—	4,702,148	493,927	584,263	891,300

Contributions and (Withdrawals):
Payments received from policyowners	—	—	1,241,301	1,004,612	19,204	20,997
Cost of insurance	—	—	(570,412)	(445,853)	(56,224)	(47,562)
Policyowners' surrenders	—	—	(340,952)	(241,816)	(5,497)	(496)
Net transfers from (to) Fixed Account	—	—	(53,716)	(157,563)	(41,240)	(5,205)
Transfers between Investment Divisions	—	—	1,735,229	720,829	4,583	3,826
Policyowners' death benefits	—	—	(27,691)	(28,089)	—	—

Net contributions and (withdrawals)	—	—	1,983,759	852,120	(79,174)	(28,440)

Increase (decrease) in net assets	—	—	6,685,907	1,346,047	505,089	862,860

NET ASSETS:
Beginning of period	5	5	12,683,123	11,337,076	3,053,504	2,190,644

End of period	$5	$5	$19,369,030	$12,683,123	$3,558,593	$3,053,504
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	American Century Investments® VP Inflation Protection Fund— Class II		American Century Investments® VP International Fund— Class II		American Century Investments® VP Value Fund— Class II
	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$11,738	$4,564	$524	$10,488	$66,242	$68,630
Net realized gain (loss) on investments	1,744	(1,342)	76,224	41,686	147,516	40,243
Realized gain distribution received	—	—	98,749	40,444	—	77,773
Change in unrealized appreciation (depreciation) on investments	9,714	27,201	110,337	605,321	664,049	(110,174)

Net increase (decrease) in net assets resulting from operations	23,196	30,423	285,834	697,939	877,807	76,472

Contributions and (Withdrawals):
Payments received from policyowners	3,136	3,900	15,623	50,599	20,490	19,578
Cost of insurance	(4,975)	(4,692)	(55,620)	(48,164)	(80,896)	(65,651)
Policyowners' surrenders	(5,527)	—	—	(35,485)	—	—
Net transfers from (to) Fixed Account	(4,356)	(376)	(17,422)	(4,343)	—	(1,252)
Transfers between Investment Divisions	11,657	(3,451)	(105,078)	(26,652)	(195,320)	210,023
Policyowners' death benefits	—	—	—	—	—	—

Net contributions and (withdrawals)	(65)	(4,619)	(162,497)	(64,045)	(255,726)	162,698

Increase (decrease) in net assets	23,131	25,804	123,337	633,894	622,081	239,170

NET ASSETS:
Beginning of period	355,593	329,789	3,394,722	2,760,828	3,731,292	3,492,122

End of period	$378,724	$355,593	$3,518,059	$3,394,722	$4,353,373	$3,731,292
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	American Funds IS Asset Allocation Fund— Class 2		American Funds IS Global Small Capitalization Fund— Class 2		American Funds IS Growth Fund— Class 2
	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$74,988	$42,620	$(6,216)	$2,071	$4,266	$2,889
Net realized gain (loss) on investments	62,215	24,687	182,474	108,740	366,182	122,064
Realized gain distribution received	178,786	13,738	154,779	256,971	1,548,055	110,667
Change in unrealized appreciation (depreciation) on investments	324,130	301,847	35,074	949,351	497,846	2,368,725

Net increase (decrease) in net assets resulting from operations	640,119	382,892	366,111	1,317,133	2,416,349	2,604,345

Contributions and (Withdrawals):
Payments received from policyowners	494,211	288,689	800,729	635,518	2,266,561	887,146
Cost of insurance	(211,103)	(121,663)	(246,670)	(198,173)	(606,624)	(285,024)
Policyowners' surrenders	(33,274)	(29,614)	(94,257)	(55,465)	(160,138)	(78,052)
Net transfers from (to) Fixed Account	179,979	29,934	(44,840)	(33,137)	202,326	63,736
Transfers between Investment Divisions	1,926,340	470,577	901,139	554,454	4,850,294	2,062,989
Policyowners' death benefits	(427)	—	(677)	(1,168)	(35,382)	(2,202)

Net contributions and (withdrawals)	2,355,726	637,923	1,315,424	902,029	6,517,037	2,648,593

Increase (decrease) in net assets	2,995,845	1,020,815	1,681,535	2,219,162	8,933,386	5,252,938

NET ASSETS:
Beginning of period	3,602,044	2,581,229	5,622,591	3,403,429	9,161,796	3,908,858

End of period	$6,597,889	$3,602,044	$7,304,126	$5,622,591	$18,095,182	$9,161,796
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	American Funds IS New World Fund®— Class 2		American Funds IS Washington Mutual Investors Fund— Class 2		BlackRock® Global Allocation V.I. Fund— Class I
	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$145,371	$(2,969)	$120,287	$94,672	$195,270	$224,969
Net realized gain (loss) on investments	1,028,118	481,948	125,508	(94,404)	194,653	64,422
Realized gain distribution received	602,199	171,732	—	64,184	3,474,395	1,013,229
Change in unrealized appreciation (depreciation) on investments	(863,324)	3,145,244	1,782,555	576,777	(2,441,523)	2,445,588

Net increase (decrease) in net assets resulting from operations	912,364	3,795,955	2,028,350	641,229	1,422,795	3,748,208

Contributions and (Withdrawals):
Payments received from policyowners	2,500,688	2,647,139	1,599,752	1,353,355	2,095,151	1,859,547
Cost of insurance	(878,972)	(907,145)	(534,943)	(458,766)	(935,851)	(860,257)
Policyowners' surrenders	(434,038)	(451,709)	(264,437)	(131,939)	(605,610)	(567,636)
Net transfers from (to) Fixed Account	(241,830)	(74,377)	89,028	103,064	(77,460)	(596,441)
Transfers between Investment Divisions	(1,283,686)	(1,614,615)	587,095	9,450	1,736,532	29,262
Policyowners' death benefits	(53,165)	(28,193)	(70,892)	(4,006)	(38,562)	(31,488)

Net contributions and (withdrawals)	(391,003)	(428,900)	1,405,603	871,158	2,174,200	(167,013)

Increase (decrease) in net assets	521,361	3,367,055	3,433,953	1,512,387	3,596,995	3,581,195

NET ASSETS:
Beginning of period	18,509,630	15,142,575	6,775,518	5,263,131	21,695,502	18,114,307

End of period	$19,030,991	$18,509,630	$10,209,471	$6,775,518	$25,292,497	$21,695,502
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	BlackRock® High Yield V.I. Fund— Class I		BNY Mellon IP Technology Growth Portfolio— Initial Shares		BNY Mellon VIF Opportunistic Small Cap Portfolio— Initial Shares
	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$282,377	$227,603	$(117,822)	$26,966	$4,255	$17,624
Net realized gain (loss) on investments	15,173	(26,490)	2,498,832	2,613,469	50,957	35,320
Realized gain distribution received	21,289	—	8,584,475	4,406,376	—	—
Change in unrealized appreciation (depreciation) on investments	2,076	129,172	(3,130,834)	17,842,572	518,262	507,904

Net increase (decrease) in net assets resulting from operations	320,915	330,285	7,834,651	24,889,383	573,474	560,848

Contributions and (Withdrawals):
Payments received from policyowners	907,083	658,946	5,319,210	3,244,857	2,580	3,051
Cost of insurance	(328,992)	(258,342)	(2,652,389)	(2,142,557)	(42,899)	(31,502)
Policyowners' surrenders	(143,012)	(156,217)	(2,635,627)	(1,407,791)	—	—
Net transfers from (to) Fixed Account	12,080	8,948	129,291	(718,456)	(55)	(568)
Transfers between Investment Divisions	1,511,386	339,744	2,607,405	636,454	(28,192)	(11,432)
Policyowners' death benefits	(9,949)	(12,735)	(274,292)	(176,556)	—	—

Net contributions and (withdrawals)	1,948,596	580,344	2,493,598	(564,049)	(68,566)	(40,451)

Increase (decrease) in net assets	2,269,511	910,629	10,328,249	24,325,334	504,908	520,397

NET ASSETS:
Beginning of period	5,255,293	4,344,664	60,724,305	36,398,971	3,483,501	2,963,104

End of period	$7,524,804	$5,255,293	$71,052,554	$60,724,305	$3,988,409	$3,483,501
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	ClearBridge Variable Appreciation Portfolio— Class I		Columbia Variable Portfolio— Commodity Strategy Fund— Class 1		Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 1
	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$20,191	$22,869	$1,136	$156,337	$139,288	$96,198
Net realized gain (loss) on investments	63,623	7,564	(15,180)	(64,431)	(2,061)	(13,996)
Realized gain distribution received	134,134	72,043	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	489,461	247,596	288,805	(96,083)	(212,929)	148,897

Net increase (decrease) in net assets resulting from operations	707,409	350,072	274,761	(4,177)	(75,702)	231,099

Contributions and (Withdrawals):
Payments received from policyowners	792,963	615,026	115,318	150,646	790,828	878,637
Cost of insurance	(242,937)	(219,972)	(48,131)	(46,220)	(274,396)	(298,775)
Policyowners' surrenders	(68,938)	(51,700)	(43,214)	(22,242)	(83,896)	(108,866)
Net transfers from (to) Fixed Account	23,375	57,524	(4,536)	37,182	9,189	46,505
Transfers between Investment Divisions	57,717	76,819	(101,229)	37,742	245,227	113,172
Policyowners' death benefits	(10,531)	(80)	(1,046)	—	(3,148)	(8,100)

Net contributions and (withdrawals)	551,649	477,617	(82,838)	157,108	683,804	622,573

Increase (decrease) in net assets	1,259,058	827,689	191,923	152,931	608,102	853,672

NET ASSETS:
Beginning of period	2,634,575	1,806,886	851,816	698,885	3,282,303	2,428,631

End of period	$3,893,633	$2,634,575	$1,043,739	$851,816	$3,890,405	$3,282,303
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	Columbia Variable Portfolio— Small Cap Value Fund— Class 2		Delaware VIP® Emerging Markets Series— Standard Class		Delaware VIP® International Series— Standard Class
	2021	2020	2021	2020	2021	2020 (a)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$172	$65	$18,030	$32,165	$16	$—
Net realized gain (loss) on investments	39	(164)	241,515	144,279	2	—
Realized gain distribution received	—	835	42,593	89,050	34	—
Change in unrealized appreciation (depreciation) on investments	7,492	1,745	(754,041)	1,092,585	58	29

Net increase (decrease) in net assets resulting from operations	7,703	2,481	(451,903)	1,358,079	110	29

Contributions and (Withdrawals):
Payments received from policyowners	1,861	3,439	910,412	599,741	644	—
Cost of insurance	(741)	(555)	(313,132)	(227,756)	(49)	(1)
Policyowners' surrenders	—	(165)	(199,047)	(289,314)	—	—
Net transfers from (to) Fixed Account	105	116	(144,268)	25,882	—	—
Transfers between Investment Divisions	—	—	2,803,500	1,046,173	—	1,586
Policyowners' death benefits	—	—	(8,314)	(1,002)	—	—

Net contributions and (withdrawals)	1,225	2,835	3,049,151	1,153,724	595	1,585

Increase (decrease) in net assets	8,928	5,316	2,597,248	2,511,803	705	1,614

NET ASSETS:
Beginning of period	26,619	21,303	7,772,357	5,260,554	1,614	—

End of period	$35,547	$26,619	$10,369,605	$7,772,357	$2,319	$1,614
(a) For the period December 11, 2020 (commencement of Investment Division) through December 31, 2020.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	Delaware VIP® Small Cap Value Series— Standard Class		DFA VA Global Bond Portfolio		DFA VA International Small Portfolio
	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$92,899	$129,600	$924	$23	$3,935	$1,954
Net realized gain (loss) on investments	243,007	(657,203)	41	55	772	394
Realized gain distribution received	—	623,417	12	—	10,613	1,721
Change in unrealized appreciation (depreciation) on investments	3,490,766	(237,939)	(2,291)	292	4,233	9,140

Net increase (decrease) in net assets resulting from operations	3,826,672	(142,125)	(1,314)	370	19,553	13,209

Contributions and (Withdrawals):
Payments received from policyowners	1,174,778	1,255,213	2,581	115,437	7,942	82,312
Cost of insurance	(430,340)	(400,971)	(2,419)	(2,136)	(5,464)	(4,778)
Policyowners' surrenders	(369,855)	(243,486)	—	(1,101)	(1,449)	(6)
Net transfers from (to) Fixed Account	(121,065)	(128,664)	(3)	373	(5)	(4)
Transfers between Investment Divisions	(1,968,560)	(849,163)	—	108	71	(8,928)
Policyowners' death benefits	(56,936)	(9,585)	—	—	—	—

Net contributions and (withdrawals)	(1,771,978)	(376,656)	159	112,681	1,095	68,596

Increase (decrease) in net assets	2,054,694	(518,781)	(1,155)	113,051	20,648	81,805

NET ASSETS:
Beginning of period	11,926,804	12,445,585	124,894	11,843	134,524	52,719

End of period	$13,981,498	$11,926,804	$123,739	$124,894	$155,172	$134,524
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	DFA VA International Value Portfolio		DFA VA Short-Term Fixed Portfolio		DFA VA U.S. Large Value Portfolio
	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$8,954	$3,283	$17	$1,469	$7,463	$5,810
Net realized gain (loss) on investments	468	(263)	(11)	2	4,569	9,752
Realized gain distribution received	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	25,001	8,793	(527)	(1,144)	85,958	(2,644)

Net increase (decrease) in net assets resulting from operations	34,423	11,813	(521)	327	97,990	12,918

Contributions and (Withdrawals):
Payments received from policyowners	10,354	124,103	8,189	83,440	29,022	250,249
Cost of insurance	(7,089)	(5,920)	(8,103)	(7,566)	(19,089)	(17,352)
Policyowners' surrenders	—	(3,237)	(2,702)	—	(6,523)	(10,165)
Net transfers from (to) Fixed Account	—	—	—	371	(42)	(35)
Transfers between Investment Divisions	—	(7,745)	2,702	150,000	(10,528)	(97,022)
Policyowners' death benefits	—	—	—	—	—	—

Net contributions and (withdrawals)	3,265	107,201	86	226,245	(7,160)	125,675

Increase (decrease) in net assets	37,688	119,014	(435)	226,572	90,830	138,593

NET ASSETS:
Beginning of period	190,143	71,129	274,331	47,759	363,690	225,097

End of period	$227,831	$190,143	$273,896	$274,331	$454,520	$363,690
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	DFA VA U.S. Targeted Value Portfolio		DWS Alternative Asset Allocation VIP— Class A		DWS Small Cap Index VIP— Class A
	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$3,750	$2,185	$147,959	$142,030	$13,158	$9,211
Net realized gain (loss) on investments	1,205	(13,846)	31,954	(33,146)	96,369	(66,695)
Realized gain distribution received	18,835	—	—	—	164,014	99,448
Change in unrealized appreciation (depreciation) on investments	56,545	28,627	713,377	300,786	(121,860)	183,385

Net increase (decrease) in net assets resulting from operations	80,335	16,966	893,290	409,670	151,681	225,349

Contributions and (Withdrawals):
Payments received from policyowners	10,366	161,169	1,662,677	1,795,689	261,519	149,166
Cost of insurance	(12,912)	(9,833)	(585,444)	(611,954)	(101,634)	(52,054)
Policyowners' surrenders	(2,716)	(7)	(191,744)	(192,345)	(51,212)	(89,286)
Net transfers from (to) Fixed Account	—	—	(24,812)	92,299	(19,348)	12,844
Transfers between Investment Divisions	2,702	(58,302)	(118,503)	91,081	1,484,026	36,688
Policyowners' death benefits	—	—	(7,191)	(16,083)	—	—

Net contributions and (withdrawals)	(2,560)	93,027	734,983	1,158,687	1,573,351	57,358

Increase (decrease) in net assets	77,775	109,993	1,628,273	1,568,357	1,725,032	282,707

NET ASSETS:
Beginning of period	202,877	92,884	6,783,322	5,214,965	1,391,346	1,108,639

End of period	$280,652	$202,877	$8,411,595	$6,783,322	$3,116,378	$1,391,346
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	DWS Small Mid Cap Value VIP— Class A		Fidelity® VIP Bond Index Portfolio— Initial Class		Fidelity® VIP ContrafundSM Portfolio— Initial Class
	2021	2020	2021	2020 (b)	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$64,286	$54,243	$26,014	$35,621	$(945,836)	$(218,610)
Net realized gain (loss) on investments	(264,697)	(340,645)	(29,443)	(383)	12,870,667	8,126,248
Realized gain distribution received	—	371,254	—	10,750	46,322,760	1,492,959
Change in unrealized appreciation (depreciation) on investments	1,639,829	(97,000)	(94,554)	(45,739)	31,384,362	69,290,921

Net increase (decrease) in net assets resulting from operations	1,439,418	(12,148)	(97,983)	249	89,631,953	78,691,518

Contributions and (Withdrawals):
Payments received from policyowners	472,983	436,366	395,100	58,745	15,695,639	15,332,269
Cost of insurance	(208,341)	(192,202)	(162,832)	(21,891)	(12,975,612)	(12,886,513)
Policyowners' surrenders	(143,365)	(118,153)	(60,867)	(5,014)	(10,440,383)	(9,049,445)
Net transfers from (to) Fixed Account	(95,547)	(8,687)	12,780	6,966	(1,227,114)	(2,311,662)
Transfers between Investment Divisions	(518,490)	(42,284)	7,993	4,081,248	(7,020,414)	(10,127,079)
Policyowners' death benefits	(18,677)	(1,879)	(2,517)	(11,333)	(1,854,744)	(1,216,951)

Net contributions and (withdrawals)	(511,437)	73,161	189,657	4,108,721	(17,822,628)	(20,259,381)

Increase (decrease) in net assets	927,981	61,013	91,674	4,108,970	71,809,325	58,432,137

NET ASSETS:
Beginning of period	5,417,688	5,356,675	4,108,970	—	333,526,684	275,094,547

End of period	$6,345,669	$5,417,688	$4,200,644	$4,108,970	$405,336,009	$333,526,684
(b) For the period November 23, 2020 (commencement of Investment Division) through December 31, 2020.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	Fidelity® VIP Emerging Markets Portfolio— Initial Class		Fidelity® VIP Equity-Income PortfolioSM— Initial Class		Fidelity® VIP Freedom 2020 PortfolioSM— Initial Class
	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$93,108	$13,400	$1,642,597	$1,176,961	$17,958	$26,947
Net realized gain (loss) on investments	83,600	60,834	1,448,359	747,384	90,113	119,335
Realized gain distribution received	449,928	183,222	11,509,326	3,464,324	132,148	152,175
Change in unrealized appreciation (depreciation) on investments	(835,569)	384,191	7,262,190	70,052	(13,446)	68,947

Net increase (decrease) in net assets resulting from operations	(208,933)	641,647	21,862,472	5,458,721	226,773	367,404

Contributions and (Withdrawals):
Payments received from policyowners	994,094	576,629	5,017,912	4,891,623	144,700	257,867
Cost of insurance	(264,724)	(194,991)	(3,786,136)	(3,624,847)	(116,460)	(120,025)
Policyowners' surrenders	(130,796)	(55,816)	(2,241,159)	(2,309,961)	(234,376)	(741,772)
Net transfers from (to) Fixed Account	36,393	69,075	(21,985)	(319,344)	(8,302)	(8,302)
Transfers between Investment Divisions	1,590,331	253,319	1,027,167	3,064,974	(30,456)	118,202
Policyowners' death benefits	(279)	—	(566,307)	(342,875)	(3,044)	(21,687)

Net contributions and (withdrawals)	2,225,019	648,216	(570,508)	1,359,570	(247,938)	(515,717)

Increase (decrease) in net assets	2,016,086	1,289,863	21,291,964	6,818,291	(21,165)	(148,313)

NET ASSETS:
Beginning of period	2,529,765	1,239,902	89,601,853	82,783,562	2,455,330	2,603,643

End of period	$4,545,851	$2,529,765	$110,893,817	$89,601,853	$2,434,165	$2,455,330
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	Fidelity® VIP Freedom 2030 PortfolioSM— Initial Class		Fidelity® VIP Freedom 2040 PortfolioSM— Initial Class		Fidelity® VIP Growth Opportunities Portfolio— Initial Class
	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$63,744	$63,001	$62,321	$38,818	$(67,775)	$(37,404)
Net realized gain (loss) on investments	331,672	78,477	247,193	88,485	1,889,983	2,755,592
Realized gain distribution received	290,486	254,512	287,416	222,782	3,364,649	1,246,238
Change in unrealized appreciation (depreciation) on investments	128,576	533,269	514,879	496,096	(1,427,516)	8,775,231

Net increase (decrease) in net assets resulting from operations	814,478	929,259	1,111,809	846,181	3,759,341	12,739,657

Contributions and (Withdrawals):
Payments received from policyowners	595,228	531,028	1,068,514	1,112,072	5,994,873	2,914,876
Cost of insurance	(269,468)	(232,570)	(294,117)	(226,065)	(1,824,210)	(1,099,799)
Policyowners' surrenders	(399,543)	(113,225)	(125,841)	(140,882)	(532,755)	(530,226)
Net transfers from (to) Fixed Account	(823,083)	(80,774)	368,783	(44,553)	(156,482)	(256,800)
Transfers between Investment Divisions	848,351	617,475	611,639	(13,409)	2,247,689	2,274,601
Policyowners' death benefits	(7,209)	(9,846)	(158,394)	—	(53,966)	(31,546)

Net contributions and (withdrawals)	(55,724)	712,088	1,470,584	687,163	5,675,149	3,271,106

Increase (decrease) in net assets	758,754	1,641,347	2,582,393	1,533,344	9,434,490	16,010,763

NET ASSETS:
Beginning of period	6,697,048	5,055,701	5,823,027	4,289,683	32,774,022	16,763,259

End of period	$7,455,802	$6,697,048	$8,405,420	$5,823,027	$42,208,512	$32,774,022
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	Fidelity® VIP Growth Portfolio— Initial Class		Fidelity® VIP Health Care Portfolio— Initial Class		Fidelity® VIP Index 500 Portfolio— Initial Class
	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$—	$7,109	$(12,689)	$20,264	$446,513	$479,818
Net realized gain (loss) on investments	181,115	334,907	144,030	81,214	1,199,488	422,799
Realized gain distribution received	2,678,562	905,160	484,831	107,522	257,211	87,694
Change in unrealized appreciation (depreciation) on investments	(178,966)	2,356,278	220,093	521,384	7,001,794	3,869,346

Net increase (decrease) in net assets resulting from operations	2,680,711	3,603,454	836,265	730,384	8,905,006	4,859,657

Contributions and (Withdrawals):
Payments received from policyowners	2,557	1,478	1,714,804	587,308	145,848	140,384
Cost of insurance	(128,016)	(98,485)	(454,574)	(154,952)	(301,970)	(268,350)
Policyowners' surrenders	—	—	(79,398)	(36,772)	(991,188)	(21,883)
Net transfers from (to) Fixed Account	(7,313)	(2,252)	57,680	97,037	(236,695)	24,677
Transfers between Investment Divisions	(45,215)	(547,804)	1,861,449	3,979,980	2,180	(312,660)
Policyowners' death benefits	—	—	(1,277)	(2,009)	—	—

Net contributions and (withdrawals)	(177,987)	(647,063)	3,098,684	4,470,592	(1,381,825)	(437,832)

Increase (decrease) in net assets	2,502,724	2,956,391	3,934,949	5,200,976	7,523,181	4,421,825

NET ASSETS:
Beginning of period	11,657,546	8,701,155	5,929,589	728,613	31,507,576	27,085,751

End of period	$14,160,270	$11,657,546	$9,864,538	$5,929,589	$39,030,757	$31,507,576
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	Fidelity® VIP International Index Portfolio— Initial Class		Fidelity® VIP Investment Grade Bond Portfolio— Initial Class		Fidelity® VIP Mid Cap Portfolio— Initial Class
	2021	2020 (b)	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$133,760	$53,823	$51,193	$49,795	$104,050	$76,739
Net realized gain (loss) on investments	33,556	313	13,115	5,156	721,937	(258,285)
Realized gain distribution received	17,435	—	68,082	547	3,204,153	—
Change in unrealized appreciation (depreciation) on investments	138,920	173,154	(146,894)	93,886	356,433	2,811,524

Net increase (decrease) in net assets resulting from operations	323,671	227,290	(14,504)	149,384	4,386,573	2,629,978

Contributions and (Withdrawals):
Payments received from policyowners	452,535	47,768	11,186	27,230	1,690,671	1,450,627
Cost of insurance	(152,913)	(11,990)	(58,782)	(62,516)	(730,704)	(609,837)
Policyowners' surrenders	(19,326)	—	(7,950)	—	(365,832)	(334,305)
Net transfers from (to) Fixed Account	43,149	(8,567)	(60,687)	(2,846)	(115,163)	(155,678)
Transfers between Investment Divisions	1,050,270	3,884,916	75,266	1,197,970	(1,142,055)	459,546
Policyowners' death benefits	—	36	—	—	(12,127)	(18,625)

Net contributions and (withdrawals)	1,373,715	3,912,163	(40,967)	1,159,838	(675,210)	791,728

Increase (decrease) in net assets	1,697,386	4,139,453	(55,471)	1,309,222	3,711,363	3,421,706

NET ASSETS:
Beginning of period	4,139,453	—	2,554,439	1,245,217	17,725,258	14,303,552

End of period	$5,836,839	$4,139,453	$2,498,968	$2,554,439	$21,436,621	$17,725,258
(b) For the period November 23, 2020 (commencement of Investment Division) through December 31, 2020.
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	Fidelity® VIP Overseas Portfolio— Initial Class		Franklin Templeton Aggressive Model Portfolio— Class I		Franklin Templeton Conservative Model Portfolio— Class I
	2021	2020	2021	2020 (c)	2021	2020 (c)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$45,621	$29,786	$207,460	$18,671	$25,718	$13,003
Net realized gain (loss) on investments	85,980	64,507	250,162	26,225	27,166	4,349
Realized gain distribution received	637,892	29,331	566,821	19,623	43,257	3,761
Change in unrealized appreciation (depreciation) on investments	752,344	905,305	140,664	169,400	(52,501)	13,349

Net increase (decrease) in net assets resulting from operations	1,521,837	1,028,929	1,165,107	233,919	43,640	34,462

Contributions and (Withdrawals):
Payments received from policyowners	35,468	36,314	10,605,556	1,283,819	381,960	82,814
Cost of insurance	(94,916)	(79,431)	(2,235,992)	(232,895)	(78,162)	(20,856)
Policyowners' surrenders	—	—	(81,261)	(2,824)	(10,789)	(13,186)
Net transfers from (to) Fixed Account	(70,262)	(622)	105,005	6,024	243,792	2,422
Transfers between Investment Divisions	92,114	(67,558)	2,125,502	800,780	(226,575)	912,238
Policyowners' death benefits	—	—	(397)	—	—	—

Net contributions and (withdrawals)	(37,596)	(111,297)	10,518,413	1,854,904	310,226	963,432

Increase (decrease) in net assets	1,484,241	917,632	11,683,520	2,088,823	353,866	997,894

NET ASSETS:
Beginning of period	7,688,357	6,770,725	2,088,823	—	997,894	—

End of period	$9,172,598	$7,688,357	$13,772,343	$2,088,823	$1,351,760	$997,894
(c) For the period May 1, 2020 (commencement of Investment Division) through December 31, 2020.
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	Franklin Templeton Moderate Model Portfolio— Class I		Franklin Templeton Moderately Aggressive Model Portfolio— Class I		Franklin Templeton Moderately Conservative Model Portfolio— Class I
	2021	2020 (c)	2021	2020 (c)	2021	2020 (c)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$92,259	$20,591	$220,998	$28,709	$48,677	$10,652
Net realized gain (loss) on investments	61,416	2,288	72,693	3,935	8,241	7,121
Realized gain distribution received	173,207	13,166	441,969	20,809	98,096	4,129
Change in unrealized appreciation (depreciation) on investments	123,636	113,102	251,358	224,719	(3,017)	40,710

Net increase (decrease) in net assets resulting from operations	450,518	149,147	987,018	278,172	151,997	62,612

Contributions and (Withdrawals):
Payments received from policyowners	1,791,549	525,302	8,307,175	1,986,715	390,279	145,436
Cost of insurance	(488,274)	(80,208)	(1,878,418)	(237,125)	(194,173)	(46,349)
Policyowners' surrenders	(75,943)	(307)	(141,525)	(2,688)	(11,369)	(33,735)
Net transfers from (to) Fixed Account	(457,281)	(3,535)	243,276	27,427	5,970	10,563
Transfers between Investment Divisions	2,310,789	1,538,465	2,708,580	1,003,142	1,486,710	853,920
Policyowners' death benefits	—	—	—	—	—	—

Net contributions and (withdrawals)	3,080,840	1,979,717	9,239,088	2,777,471	1,677,417	929,835

Increase (decrease) in net assets	3,531,358	2,128,864	10,226,106	3,055,643	1,829,414	992,447

NET ASSETS:
Beginning of period	2,128,864	—	3,055,643	—	992,447	—

End of period	$5,660,222	$2,128,864	$13,281,749	$3,055,643	$2,821,861	$992,447
(c) For the period May 1, 2020 (commencement of Investment Division) through December 31, 2020.
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	Invesco V.I. Global Real Estate Fund— Series I Shares		Invesco V.I. International Growth Fund— Series I Shares		Invesco V.I. Main Street Small Cap Fund®— Series I Shares
	2021	2020	2021	2020	2021	2020 (c)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$479	$1,521	$272,161	$474,786	$2,794	$216
Net realized gain (loss) on investments	(720)	(324)	482,327	340,778	23,352	292
Realized gain distribution received	—	849	1,549,618	478,203	57,940	527
Change in unrealized appreciation (depreciation) on investments	7,378	(6,018)	(1,010,583)	1,479,436	38,350	10,090

Net increase (decrease) in net assets resulting from operations	7,137	(3,972)	1,293,523	2,773,203	122,436	11,125

Contributions and (Withdrawals):
Payments received from policyowners	2,886	4,098	2,379,165	2,655,372	215,706	8,910
Cost of insurance	(666)	(746)	(916,990)	(999,109)	(45,002)	(1,760)
Policyowners' surrenders	(6,360)	(176)	(428,638)	(627,127)	(34,853)	—
Net transfers from (to) Fixed Account	(15,594)	(107)	(278,167)	(326,470)	13,824	1
Transfers between Investment Divisions	(87)	(231)	(1,562,488)	(3,303,357)	534,791	245,590
Policyowners' death benefits	—	—	(61,018)	(17,162)	—	—

Net contributions and (withdrawals)	(19,821)	2,838	(868,136)	(2,617,853)	684,466	252,741

Increase (decrease) in net assets	(12,684)	(1,134)	425,387	155,350	806,902	263,866

NET ASSETS:
Beginning of period	32,479	33,613	22,635,753	22,480,403	263,866	—

End of period	$19,795	$32,479	$23,061,140	$22,635,753	$1,070,768	$263,866
(c) For the period May 1, 2020 (commencement of Investment Division) through December 31, 2020.
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	Janus Henderson Enterprise Portfolio— Institutional Shares		Janus Henderson Forty Portfolio— Institutional Shares		Janus Henderson Global Research Portfolio— Institutional Shares
	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$32,121	$(3,148)	$—	$47	$54,391	$243,473
Net realized gain (loss) on investments	274,924	188,693	179	106	4,545,845	4,438,651
Realized gain distribution received	1,336,909	701,090	3,054	1,215	5,784,294	5,240,619
Change in unrealized appreciation (depreciation) on investments	868,723	1,568,030	2,087	5,044	9,435,650	8,654,545

Net increase (decrease) in net assets resulting from operations	2,512,677	2,454,665	5,320	6,412	19,820,180	18,577,288

Contributions and (Withdrawals):
Payments received from policyowners	1,729,659	1,344,712	—	—	5,427,823	5,749,117
Cost of insurance	(569,782)	(406,571)	(461)	(445)	(4,871,282)	(4,887,261)
Policyowners' surrenders	(92,078)	(120,526)	—	—	(3,902,089)	(3,773,873)
Net transfers from (to) Fixed Account	(213,597)	52,000	—	(38)	(359,196)	(574,425)
Transfers between Investment Divisions	4,352,366	287,819	—	1,959	200,938	(2,556,191)
Policyowners' death benefits	(1,852)	(2,906)	—	—	(472,852)	(496,916)

Net contributions and (withdrawals)	5,204,716	1,154,528	(461)	1,476	(3,976,658)	(6,539,549)

Increase (decrease) in net assets	7,717,393	3,609,193	4,859	7,888	15,843,522	12,037,739

NET ASSETS:
Beginning of period	13,690,956	10,081,763	23,449	15,561	114,820,203	102,782,464

End of period	$21,408,349	$13,690,956	$28,308	$23,449	$130,663,725	$114,820,203
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	LVIP Baron Growth Opportunities Fund— Service Class		LVIP Delaware Diversified Income Fund— Standard Class		LVIP Delaware Value Fund— Standard Class
	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$—	$—	$3,292	$1,819	$5,537	$1,861
Net realized gain (loss) on investments	9,591	1,286	1,023	289	983	134
Realized gain distribution received	608	706	2,019	—	11,969	4,296
Change in unrealized appreciation (depreciation) on investments	(3,620)	7,065	(7,106)	5,022	1,946	(5,462)

Net increase (decrease) in net assets resulting from operations	6,579	9,057	(772)	7,130	20,435	829

Contributions and (Withdrawals):
Payments received from policyowners	697	1,884	4,851	6,111	6,339	7,915
Cost of insurance	(632)	(564)	(1,407)	(1,578)	(2,071)	(2,025)
Policyowners' surrenders	—	(12)	(11,404)	(1,113)	(19,812)	—
Net transfers from (to) Fixed Account	(17,562)	—	(10,689)	(1,528)	(9,666)	(418)
Transfers between Investment Divisions	(441)	8,329	3,083	(105)	(1,358)	(4,665)
Policyowners' death benefits	—	—	—	—	—	—

Net contributions and (withdrawals)	(17,938)	9,637	(15,566)	1,787	(26,568)	807

Increase (decrease) in net assets	(11,359)	18,694	(16,338)	8,917	(6,133)	1,636

NET ASSETS:
Beginning of period	38,667	19,973	71,944	63,027	99,248	97,612

End of period	$27,308	$38,667	$55,606	$71,944	$93,115	$99,248
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	LVIP SSgA Mid-Cap Index Fund— Standard Class		MFS® International Intrinsic Value Portfolio— Initial Class		MFS® Investors Trust Series— Initial Class
	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$17,481	$14,241	$37,969	$135,036	$80,587	$61,478
Net realized gain (loss) on investments	66,213	(110,026)	876,026	898,628	350,657	62,141
Realized gain distribution received	61,769	65,775	549,328	329,824	458,418	336,089
Change in unrealized appreciation (depreciation) on investments	162,866	180,063	596,898	1,723,467	2,520,495	1,152,067

Net increase (decrease) in net assets resulting from operations	308,329	150,053	2,060,221	3,086,955	3,410,157	1,611,775

Contributions and (Withdrawals):
Payments received from policyowners	176,425	113,417	1,984,486	2,137,255	2,142,240	2,262,683
Cost of insurance	(60,027)	(47,558)	(760,622)	(774,345)	(826,099)	(817,157)
Policyowners' surrenders	(43,221)	(72,389)	(400,424)	(419,865)	(366,958)	(343,834)
Net transfers from (to) Fixed Account	65,600	(5,220)	(160,339)	(182,004)	(163,804)	(26,433)
Transfers between Investment Divisions	355,214	(986,425)	(294,182)	(2,681,687)	(1,247,874)	(198,281)
Policyowners' death benefits	(7,541)	—	(47,025)	(18,959)	(11,671)	(22,181)

Net contributions and (withdrawals)	486,450	(998,175)	321,894	(1,939,605)	(474,166)	854,797

Increase (decrease) in net assets	794,779	(848,122)	2,382,115	1,147,350	2,935,991	2,466,572

NET ASSETS:
Beginning of period	1,132,195	1,980,317	19,007,967	17,860,617	12,995,573	10,529,001

End of period	$1,926,974	$1,132,195	$21,390,082	$19,007,967	$15,931,564	$12,995,573
.Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	MFS® Mid Cap Value Portfolio— Initial Class		MFS® New Discovery Series— Initial Class		MFS® Research Series— Initial Class
	2021	2020 (c)	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$68,749	$19,895	$(12,209)	$(9,745)	$21,821	$24,223
Net realized gain (loss) on investments	227,157	65,327	1,225,578	473,597	122,677	44,581
Realized gain distribution received	67,435	72,636	2,514,655	1,136,715	306,150	167,542
Change in unrealized appreciation (depreciation) on investments	2,047,332	566,624	(3,729,011)	3,307,896	719,117	486,666

Net increase (decrease) in net assets resulting from operations	2,410,673	724,482	(987)	4,908,463	1,169,765	723,012

Contributions and (Withdrawals):
Payments received from policyowners	868,678	193,636	892,783	711,689	868,689	966,989
Cost of insurance	(308,322)	(50,192)	(401,254)	(358,929)	(361,588)	(373,867)
Policyowners' surrenders	(131,980)	(43,517)	(93,836)	(196,251)	(101,482)	(94,979)
Net transfers from (to) Fixed Account	(50,924)	19,204	(140,963)	12,180	(46,574)	24,329
Transfers between Investment Divisions	1,880,523	6,209,659	(390,811)	(1,181,563)	(482,835)	(309,272)
Policyowners' death benefits	(10,305)	(11,640)	(41,986)	(21,597)	(15,906)	(6,346)

Net contributions and (withdrawals)	2,247,670	6,317,150	(176,067)	(1,034,471)	(139,696)	206,854

Increase (decrease) in net assets	4,658,343	7,041,632	(177,054)	3,873,992	1,030,069	929,866

NET ASSETS:
Beginning of period	7,041,632	—	15,662,136	11,788,144	4,872,443	3,942,577

End of period	$11,699,975	$7,041,632	$15,485,082	$15,662,136	$5,902,512	$4,872,443
(c) For the period May 1, 2020 (commencement of Investment Division) through December 31, 2020.
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	MFS® Total Return Bond Series— Initial Class		MFS® Value Series— Initial Class		Morgan Stanley VIF Emerging Markets Debt Portfolio— Class I
	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,305	$1,482	$249	$215	$22,159	$17,855
Net realized gain (loss) on investments	171	781	2,378	(21)	(1,378)	(8,209)
Realized gain distribution received	4	—	414	601	—	—
Change in unrealized appreciation (depreciation) on investments	(1,486)	779	298	(203)	(29,407)	12,951

Net increase (decrease) in net assets resulting from operations	(6)	3,042	3,339	592	(8,626)	22,597

Contributions and (Withdrawals):
Payments received from policyowners	1,974	3,946	707	1,160	10,337	29,629
Cost of insurance	(575)	(704)	(355)	(433)	(16,667)	(17,653)
Policyowners' surrenders	—	—	(2,687)	(10)	—	(20,733)
Net transfers from (to) Fixed Account	(38,004)	—	(10,512)	310	(233)	(116)
Transfers between Investment Divisions	1,708	(25,219)	—	—	22,915	3,776
Policyowners' death benefits	—	—	—	—	—	—

Net contributions and (withdrawals)	(34,897)	(21,977)	(12,847)	1,027	16,352	(5,097)

Increase (decrease) in net assets	(34,903)	(18,935)	(9,508)	1,619	7,726	17,500

NET ASSETS:
Beginning of period	46,482	65,417	15,771	14,152	425,157	407,657

End of period	$11,579	$46,482	$6,263	$15,771	$432,883	$425,157
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	Morgan Stanley VIF U.S. Real Estate Portfolio— Class I		Neuberger Berman AMT Mid Cap Growth Portfolio— Class I		PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Administrative Class
	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$446,335	$511,870	$(23,921)	$(16,432)	$8,601	$3,417
Net realized gain (loss) on investments	140,882	(271,633)	1,623,127	551,691	(2,256)	(389)
Realized gain distribution received	—	533,171	2,636,124	831,014	2,701	—
Change in unrealized appreciation (depreciation) on investments	7,183,871	(4,855,017)	(1,508,580)	4,547,750	(15,667)	10,738

Net increase (decrease) in net assets resulting from operations	7,771,088	(4,081,609)	2,726,750	5,914,023	(6,621)	13,766

Contributions and (Withdrawals):
Payments received from policyowners	2,295,974	2,511,828	2,285,484	1,922,624	576	2,496
Cost of insurance	(905,928)	(911,742)	(974,827)	(836,227)	(9,095)	(6,767)
Policyowners' surrenders	(613,703)	(573,077)	(619,765)	(398,740)	(32,599)	—
Net transfers from (to) Fixed Account	(132,770)	(136,596)	(38,074)	(146,218)	—	—
Transfers between Investment Divisions	(1,663,906)	(436,643)	706,119	23,740	—	35,445
Policyowners' death benefits	(28,534)	(52,586)	(44,265)	(74,214)	—	—

Net contributions and (withdrawals)	(1,048,867)	401,184	1,314,672	490,965	(41,118)	31,174

Increase (decrease) in net assets	6,722,221	(3,680,425)	4,041,422	6,404,988	(47,739)	44,940

NET ASSETS:
Beginning of period	20,065,340	23,745,765	21,541,769	15,136,781	183,396	138,456

End of period	$26,787,561	$20,065,340	$25,583,191	$21,541,769	$135,657	$183,396
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	PIMCO VIT Income Portfolio— Institutional Class		PIMCO VIT International Bond Portfolio (U.S. Dollar- Hedged)— Institutional Class		PIMCO VIT Low Duration Portfolio— Administrative Class
	2021	2020 (c)	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$22,791	$11,781	$177,971	$548,200	$3,222	$7,449
Net realized gain (loss) on investments	11,353	15,307	15,035	26,651	(196)	(266)
Realized gain distribution received	—	556	95,806	—	—	—
Change in unrealized appreciation (depreciation) on investments	(19,523)	14,246	(499,750)	(58,825)	(8,720)	11,136

Net increase (decrease) in net assets resulting from operations	14,621	41,890	(210,938)	516,026	(5,694)	18,319

Contributions and (Withdrawals):
Payments received from policyowners	112,534	339,533	1,414,373	1,399,072	576	576
Cost of insurance	(39,608)	(6,889)	(513,508)	(545,742)	(12,389)	(13,530)
Policyowners' surrenders	(426)	(394)	(314,254)	(397,911)	—	—
Net transfers from (to) Fixed Account	10,639	263	(93,291)	(136,529)	—	—
Transfers between Investment Divisions	87,788	333,521	881,409	416,083	—	—
Policyowners' death benefits	—	—	(10,402)	(32,708)	—	—

Net contributions and (withdrawals)	170,927	666,034	1,364,327	702,265	(11,813)	(12,954)

Increase (decrease) in net assets	185,548	707,924	1,153,389	1,218,291	(17,507)	5,365

NET ASSETS:
Beginning of period	707,924	—	10,314,736	9,096,445	623,366	618,001

End of period	$893,472	$707,924	$11,468,125	$10,314,736	$605,859	$623,366
(c) For the period May 1, 2020 (commencement of Investment Division) through December 31, 2020.
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements..

NYLIAC VUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	PIMCO VIT Low Duration Portfolio— Institutional Class		PIMCO VIT Total Return Portfolio— Administrative Class		PIMCO VIT Total Return Portfolio— Institutional Class
	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$30,993	$24,515	$33,246	$38,436	$336,702	$316,605
Net realized gain (loss) on investments	22,113	4,123	(955)	718	35,018	79,369
Realized gain distribution received	—	—	78,075	20,505	804,458	163,521
Change in unrealized appreciation (depreciation) on investments	(103,497)	37,195	(133,754)	89,427	(1,406,962)	637,179

Net increase (decrease) in net assets resulting from operations	(50,391)	65,833	(23,388)	149,086	(230,784)	1,196,674

Contributions and (Withdrawals):
Payments received from policyowners	771,471	269,549	33,165	33,048	1,932,071	1,908,993
Cost of insurance	(170,799)	(121,473)	(51,643)	(53,955)	(855,359)	(861,887)
Policyowners' surrenders	(356,218)	(123,170)	(6,810)	—	(419,699)	(372,162)
Net transfers from (to) Fixed Account	(38,238)	(36,094)	(48,187)	(2,118)	(4,550)	8,999
Transfers between Investment Divisions	2,298,742	1,493,927	6,083	20,453	1,371,988	3,264,484
Policyowners' death benefits	(977)	(4,773)	—	—	(14,834)	(32,833)

Net contributions and (withdrawals)	2,503,981	1,477,966	(67,392)	(2,572)	2,009,617	3,915,594

Increase (decrease) in net assets	2,453,590	1,543,799	(90,780)	146,514	1,778,833	5,112,268

NET ASSETS:
Beginning of period	3,080,270	1,536,471	1,868,415	1,721,901	18,046,045	12,933,777

End of period	$5,533,860	$3,080,270	$1,777,635	$1,868,415	$19,824,878	$18,046,045
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	T. Rowe Price All-Cap Opportunities Portfolio		T. Rowe Price Blue Chip Growth Portfolio		T. Rowe Price International Stock Portfolio
	2021	2020	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$—	$—	$—	$—	$209	$183
Net realized gain (loss) on investments	451	772	18,413	4,735	433	4
Realized gain distribution received	2,620	1,911	15,713	4,233	2,305	1,421
Change in unrealized appreciation (depreciation) on investments	(571)	1,007	(10,590)	26,319	(2,501)	3,111

Net increase (decrease) in net assets resulting from operations	2,500	3,690	23,536	35,287	446	4,719

Contributions and (Withdrawals):
Payments received from policyowners	—	723	6,573	7,624	2,711	2,784
Cost of insurance	(385)	(260)	(3,024)	(2,633)	(929)	(858)
Policyowners' surrenders	—	—	(13,390)	—	(4,237)	—
Net transfers from (to) Fixed Account	—	—	(44)	(632)	(106)	(290)
Transfers between Investment Divisions	(538)	(358)	(1,960)	(6,687)	208	(149)
Policyowners' death benefits	—	—	—	—	—	—

Net contributions and (withdrawals)	(923)	105	(11,845)	(2,328)	(2,353)	1,487

Increase (decrease) in net assets	1,577	3,795	11,691	32,959	(1,907)	6,206

NET ASSETS:
Beginning of period	12,457	8,662	136,008	103,049	36,299	30,093

End of period	$14,034	$12,457	$147,699	$136,008	$34,392	$36,299
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Statement of Changes in Net Assets (Continued)
For the years ended December 31, 2021
and December 31, 2020

	T. Rowe Price Limited-Term Bond Portfolio		The Merger Fund VL
	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$3,240	$4,359	$—	$2
Net realized gain (loss) on investments	583	(212)	962	13
Realized gain distribution received	1,428	—	1,391	99
Change in unrealized appreciation (depreciation) on investments	(4,867)	5,930	(1,965)	2,487

Net increase (decrease) in net assets resulting from operations	384	10,077	388	2,601

Contributions and (Withdrawals):
Payments received from policyowners	4,963	6,608	2,881	3,374
Cost of insurance	(3,609)	(3,488)	(857)	(963)
Policyowners' surrenders	(1,506)	—	(2,628)	(216)
Net transfers from (to) Fixed Account	(21,379)	(1,441)	(19)	(526)
Transfers between Investment Divisions	21,509	1,440	(8,080)	298
Policyowners' death benefits	—	—	—	—

Net contributions and (withdrawals)	(22)	3,119	(8,703)	1,967

Increase (decrease) in net assets	362	13,196	(8,315)	4,568

NET ASSETS:
Beginning of period	235,018	221,822	38,520	33,952

End of period	$235,380	$235,018	$30,205	$38,520
Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC VUL Separate Account-I
Notes to Financial Statements

NOTE 1—Organization and Significant Accounting Policies:

NYLIAC Variable Universal Life Separate Account-I (“VUL Separate Account-I”) was established on June 4, 1993 under Delaware law by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“NYLIC”). VUL Separate Account-I funds Group 1 policies (Variable Universal Life (“VUL”) and Survivorship Variable Universal Life (“SVUL”)—Series 1), Group 2 policies (Variable Universal Life 2000 (“VUL 2000”)—Series 1 and Single Premium Variable Universal Life (“SPVUL”)—Series 1), Group 3 policies (Pinnacle Variable Universal Life (“Pinnacle VUL”) and Pinnacle Survivorship Variable Universal Life (“Pinnacle SVUL”)), Group 4 policies (Variable Universal Life 2000 (“VUL 2000”)—Series 2, Single Premium Variable Universal Life (“SPVUL”)—Series 2 and 3, Legacy Creator Single Premium Variable Universal Life (“Legacy Creator SPVUL”), Survivorship Variable Universal Life (“SVUL”)—Series 2, Variable Universal Life Provider (“VUL Provider”), Variable Universal Life Accumulator (“VUL Accumulator”), Survivorship Variable Universal Life Accumulator (“SVUL Accumulator”), Variable Universal Life Accumulator Plus (“VUL Accumulator Plus”) and Variable Universal Life Accumulator II ("VUL Accumulator II")—Series 1 and 2) and the Group 5 policy (Lifetime Wealth Variable Universal Life (“LWVUL”)). Sales of VUL were discontinued on September 28, 1999, or the date VUL 2000 was approved in a jurisdiction that had not approved it by September 28, 1999. Sales of SPVUL Series 1, VUL 2000 Series 1 and SVUL Series 1 were discontinued on May 9, 2002. Sales of SPVUL Series 2 were discontinued on May 15, 2003. Sales of VUL Provider, VUL 2000 Series 2 and SVUL Series 2 were discontinued on May 23, 2008, or the date VUL Accumulator and SVUL Accumulator were approved in a jurisdiction that had not approved the new products by May 23, 2008. Sales of Pinnacle SVUL and Pinnacle VUL were discontinued on May 23, 2008 in all jurisdictions. Sales of SPVUL Series 3 were discontinued on January 1, 2009 in all jurisdictions. Sales of LWVUL were discontinued on November 18, 2013 in all jurisdictions. Sales of VUL Accumulator were discontinued on December 31, 2013 or the date VUL Accumulator Plus was approved in a jurisdiction that had not approved the new products by December 31, 2013. Sales of Legacy Creator SPVUL were discontinued on April 6, 2015. Sales of VUL Accumulator Plus were discontinued on April 30, 2018 or the date VUL Accumulator II was approved in a jurisdiction that had not approved the new product by April 30, 2018. Sales of SVUL Accumulator were discontinued as of December 31, 2019 in all jurisdictions. VUL Accumulator II Series 2 policies were offered for sale on August 28, 2021 in most jurisdictions and in New York and California on November 20, 2021. Sales of VUL Accumulator II Series 1 policies were discontinued upon the availability of Series 2 policies in the respective jurisdictions.
All of these policies are designed for individuals who seek lifetime insurance protection and flexibility with respect to premium payments and death benefits. In addition, SVUL Series 1 and 2, Pinnacle SVUL and SVUL Accumulator policies provide life insurance protection on two insureds with proceeds payable upon the death of the last surviving insured. These policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities, LLC and by registered representatives of broker-dealers who have entered into dealer agreements with NYLIFE Distributors LLC. NYLIFE Securities LLC is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC (“NYLIM Holdings”). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of NYLIC. VUL Separate Account-I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust that follows the accounting and reporting guidance under ASC 946.
The assets of VUL Separate Account-I are invested in the shares of the MainStay VP Funds Trust, the AB Variable Products Series Fund, Inc., AIM Variable Insurance Funds (Invesco Variable Insurance Funds), The Alger Portfolios, the American Century® Variable Portfolios, Inc., the American Century® Variable Portfolios II, Inc., the American Funds Insurance Series®, the BlackRock® Variable Series Funds, Inc., the BlackRock® Variable Series Funds II, Inc., the BNY Mellon Variable Investment Fund, the BNY Mellon Investment Portfolios, the Columbia Funds Variable Insurance Trust, the Columbia Funds Variable Series Trust II, the Delaware VIP® Trust, the Deutsche DWS Investments VIT Funds, the Deutsche DWS Variable Series II, the DFA Investment Dimensions Group Inc., the Fidelity® Variable Insurance Products Funds, the Janus Aspen Series, the Legg Mason Partners Variable Equity Trust, the Lincoln Variable Insurance Products Trust, The Merger Fund, the MFS® Variable Insurance Trust, the MFS® Variable Insurance Trust II, the MFS® Variable Insurance Trust III,the Morgan Stanley Variable Insurance Fund, Inc., the Neuberger Berman Advisers Management Trust, the PIMCO Variable Insurance Trust, the T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc., and the T. Rowe Price International Series, Inc., Funds (collectively “Funds”). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account, Dollar-Cost Averaging (DCA) Plus Account, DCA Extension Account, DCA Extra Account and the Enhanced DCA Fixed Account represent a portion of the general account assets of NYLIAC and are not included in this report. NYLIAC’s Fixed Account, DCA Plus Account, DCA Extension Account, DCA Extra

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

Account and the Enhanced DCA Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

As of May 1, 2021, Delaware VIP® Diversified Income Series—Standard Class and Delaware VIP® Value Series—Standard Class were reorganized with and into LVIP Delaware Diversified Income Fund—Standard Class and LVIP Delaware Value
Fund—Standard Class, respectively.
The following Investment Divisions, with their respective Fund portfolios, are available in VUL Separate Account-I:
MainStay VP Balanced—Initial Class
MainStay VP Bond—Initial Class
MainStay VP Candriam Emerging Markets Equity—Initial Class (formerly MainStay VP Emerging Markets Equity—Initial Class)
MainStay VP CBRE Global Infrastructure—Initial Class
MainStay VP Conservative Allocation—Initial Class
MainStay VP Epoch U.S. Equity Yield—Initial Class
MainStay VP Equity Allocation—Initial Class (formerly MainStay VP Growth Allocation—Initial Class)
MainStay VP Fidelity Institutional AM® Utilities—Initial Class
MainStay VP Floating Rate—Initial Class
MainStay VP Growth Allocation—Initial Class (formerly MainStay VP Moderate Growth Allocation—Initial Class)
MainStay VP Income Builder—Initial Class
MainStay VP IQ Hedge Multi-Strategy—Initial Class
MainStay VP Janus Henderson Balanced—Initial Class
MainStay VP MacKay Convertible—Initial Class
MainStay VP MacKay Government—Initial Class
MainStay VP MacKay High Yield Corporate Bond—Initial Class
MainStay VP MacKay International Equity—Initial Class
MainStay VP MacKay S&P 500 Index—Initial Class
MainStay VP MacKay Strategic Bond—Initial Class (formerly MainStay VP MacKay Unconstrained Bond—Initial Class)
MainStay VP Moderate Allocation—Initial Class
MainStay VP Natural Resources—Initial Class (formerly MainStay VP Mellon Natural Resources—Initial Class)
MainStay VP PIMCO Real Return—Initial Class
MainStay VP Small Cap Growth—Initial Class
MainStay VP T. Rowe Price Equity Income—Initial Class
MainStay VP U.S. Government Money Market—Initial Class
MainStay VP Wellington Growth—Initial Class (formerly MainStay VP MacKay Growth—Initial Class)
MainStay VP Wellington Mid Cap—Initial Class (formerly MainStay VP MacKay Mid Cap Core—Initial Class)
MainStay VP Wellington Small Cap—Initial Class (formerly MainStay VP MacKay Small Cap Core—Initial Class)
MainStay VP Wellington U.S. Equity—Initial Class (formerly MainStay VP MacKay Common Stock—Initial Class)
MainStay VP Winslow Large Cap Growth—Initial Class
AB VPS International Value Portfolio—Class A
AB VPS Small/Mid Cap Value Portfolio—Class A
Alger Capital Appreciation Portfolio—Class I-2
American Century Investments® VP Inflation Protection Fund—Class II
American Century Investments® VP International Fund—Class II
American Century Investments® VP Value Fund—Class II
American Funds IS Asset Allocation Fund—Class 2
American Funds IS Global Small Capitalization Fund—Class 2
American Funds IS Growth Fund—Class 2
American Funds IS New World Fund®—Class 2
American Funds IS Washington Mutual Investors Fund—Class 2 (formerly American Funds IS Blue Chip Income and Growth Fund—Class 2)
BlackRock® Global Allocation V.I. Fund—Class I
BlackRock® High Yield V.I. Fund—Class I
BNY Mellon IP Technology Growth Portfolio—Initial Shares

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

BNY Mellon VIF Opportunistic Small Cap Portfolio—Initial Shares
ClearBridge Variable Appreciation Portfolio—Class I
Columbia Variable Portfolio—Commodity Strategy Fund—Class 1
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 1
Columbia Variable Portfolio—Small Cap Value Fund—Class 2
Delaware VIP® Emerging Markets Series—Standard Class
Delaware VIP® International Series—Standard Class
Delaware VIP® Small Cap Value Series—Standard Class
DFA VA Global Bond Portfolio
DFA VA International Small Portfolio
DFA VA International Value Portfolio
DFA VA Short-Term Fixed Portfolio
DFA VA U.S. Large Value Portfolio
DFA VA U.S. Targeted Value Portfolio
DWS Alternative Asset Allocation VIP—Class A
DWS Small Cap Index VIP—Class A
DWS Small Mid Cap Value VIP—Class A
Fidelity® VIP Bond Index Portfolio—Initial Class
Fidelity® VIP ContrafundSM Portfolio—Initial Class
Fidelity® VIP Emerging Markets Portfolio—Initial Class
Fidelity® VIP Equity-Income PortfolioSM—Initial Class
Fidelity® VIP Freedom 2020 PortfolioSM—Initial Class
Fidelity® VIP Freedom 2030 PortfolioSM—Initial Class
Fidelity® VIP Freedom 2040 PortfolioSM—Initial Class
Fidelity® VIP Growth Opportunities Portfolio—Initial Class
Fidelity® VIP Growth Portfolio—Initial Class
Fidelity® VIP Health Care Portfolio—Initial Class
Fidelity® VIP Index 500 Portfolio—Initial Class
Fidelity® VIP International Index Portfolio—Initial Class
Fidelity® VIP Investment Grade Bond Portfolio—Initial Class
Fidelity® VIP Mid Cap Portfolio—Initial Class
Fidelity® VIP Overseas Portfolio—Initial Class
Franklin Templeton Aggressive Model Portfolio—Class I (formerly Legg Mason/QS Aggressive Model Portfolio—Class I)
Franklin Templeton Conservative Model Portfolio—Class I (formerly Legg Mason/QS Conservative Model Portfolio—Class I)
Franklin Templeton Moderate Model Portfolio—Class I (formerly Legg Mason/QS Moderate Model Portfolio—Class I)
Franklin Templeton Moderately Aggressive Model Portfolio—Class I (formerly Legg Mason/QS Moderately Aggressive Model Portfolio—Class I)
Franklin Templeton Moderately Conservative Model Portfolio—Class I (formerly Legg Mason/QS Moderately Conservative Model Portfolio—Class I)
Invesco V.I. Global Real Estate Fund—Series I Shares
Invesco V.I. International Growth Fund—Series I Shares
Invesco V.I. Main Street Small Cap Fund®—Series I Shares (formerly Invesco Oppenheimer V.I. Main Street Cap Fund®—Series I Shares)
Janus Henderson Enterprise Portfolio—Institutional Shares
Janus Henderson Forty Portfolio—Institutional Shares
Janus Henderson Global Research Portfolio—Institutional Shares
LVIP Baron Growth Opportunities Fund—Service Class
LVIP Delaware Diversified Income Fund—Standard Class (formerly Delaware VIP® Diversified Income Series—Standard Class)
LVIP Delaware Value Fund—Standard Class (formerly Delaware VIP® Value Series—Standard Class)
LVIP SSgA Mid-Cap Index Fund—Standard Class
MFS® International Intrinsic Value Portfolio—Initial Class
MFS® Investors Trust Series—Initial Class
MFS® Mid Cap Value Portfolio—Initial Class

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

MFS® New Discovery Series—Initial Class
MFS® Research Series—Initial Class
MFS® Total Return Bond Series—Initial Class
MFS® Value Series—Initial Class
Morgan Stanley VIF Emerging Markets Debt Portfolio—Class I
Morgan Stanley VIF U.S. Real Estate Portfolio—Class I
Neuberger Berman AMT Mid Cap Growth Portfolio—Class I
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Administrative Class
PIMCO VIT Income Portfolio—Institutional Class
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Institutional Class
PIMCO VIT Low Duration Portfolio—Administrative Class
PIMCO VIT Low Duration Portfolio—Institutional Class
PIMCO VIT Total Return Portfolio—Administrative Class
PIMCO VIT Total Return Portfolio—Institutional Class
T. Rowe Price All-Cap Opportunities Portfolio (formerly T. Rowe Price New America Growth Portfolio)
T. Rowe Price Blue Chip Growth Portfolio
T. Rowe Price International Stock Portfolio
T. Rowe Price Limited-Term Bond Portfolio
The Merger Fund VL

________________
Not all investment options are available under all policies.

New investments in the MainStay VP Candriam Emerging Markets Equity—Initial Class, MainStay VP T. Rowe Price Equity Income—Initial Class, MainStay VP Wellington Growth—Initial Class and Columbia Variable Portfolio—Commodity Strategy Fund—Class 1 Investment Divisions are restricted to those policies already invested in these Investment Divisions.

All investments into the MainStay VP Series Funds by VUL Separate Account-I will be made into the Initial Class of shares unless otherwise indicated. Each Investment Division of VUL Separate Account-I will invest exclusively in the corresponding eligible Fund portfolio.
For SVUL, VUL 2000, SPVUL, LWVUL, VUL Provider, VUL Accumulator, Pinnacle VUL and Pinnacle SVUL policies, any/all premium payments received during the free look period are allocated to the General Account of NYLIAC. After the free look period, these premium payments are allocated in accordance with the policyowner’s allocation instructions. Subsequent premium payments for all policies will be allocated to the Investment Divisions of VUL Separate Account-I in accordance with the policyowner’s allocations instructions. For Legacy Creator SPVUL, SVUL Accumulator, VUL Accumulator Plus, and VUL Accumulator II, any/all premium payments received before the Initial Premium Transfer Date will be allocated to the General Account of NYLIAC. On the Initial Premium Transfer Date, the net premium, along with any interest credited will be allocated to the Investment Divisions of VUL Separate Account-I, the Fixed Account, and/or the DCA Plus Account in accordance with the policyowner’s allocation instructions. Pinnacle VUL and Pinnacle SVUL policies issued on or after October 14, 2002 can have premium payments made in the first 12 policy months allocated to an Enhanced DCA Fixed Account. VUL 2000, VUL Provider, SVUL, VUL Accumulator and SVUL Accumulator policies issued on or after February 11, 2005 can have premium payments made in the first 12 policy months allocated to a DCA Plus Account. Legacy Creator SPVUL policies issued on or after May 15, 2009, can have the initial premium payment allocated to the 6 months DCA Extra Account. LWVUL policies issued on or after February 14, 2011, can have premium payments made in the first 12 policy months allocated to the DCA Plus Account. VUL Accumulator Plus policies issued on or after November 18, 2013, can have premium payments made in the first 12 months following the Initial Premium Transfer Date allocated to the DCA Plus Account. VUL Accumulator II policies issued on or after May 1, 2018, can have premium payments made in the first 12 months following the Initial Premium Transfer Date allocated to the DCA Plus Account or DCA Extension Account.
In addition, for all VUL, VUL 2000, SVUL, SPVUL, Legacy Creator SPVUL, LWVUL, VUL Provider, VUL Accumulator, SVUL Accumulator, Pinnacle VUL, Pinnacle SVUL, VUL Accumulator Plus, and VUL Accumulator II policies, the policyowner has the option, within limits, to transfer amounts between the Investment Divisions of VUL Separate Account-I and the Fixed Account of NYLIAC.

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):
No Federal income tax is payable on investment income or capital gains of VUL Separate Account-I under current Federal income tax law.
Security Valuation—The investments are valued at the net asset value (“NAV”) of shares of the respective Fund portfolios.
Security Transactions—Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).
Distributions Received—Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding Fund portfolio.
The authoritative guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance also establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.
The levels of the fair value hierarchy are based on the inputs to the valuation as follows:
Level 1—Fair Value is based on unadjusted quoted prices for identical assets or liabilities in an active market. Active markets are defined as a market in which many transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
Level 2—Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data for substantially the full term of the asset.

Level 3—Instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s assumptions in pricing the asset or liability.
Investments in mutual funds represent open-end mutual funds in which the valuation is based on the aggregate NAV of the shares held at the valuation date, which represents fair value, and are classified as Level 1.
The amounts shown as net receivable from (payable to) NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners’ instructions on the first business day subsequent to the close of the period presented. The amounts shown as net receivable from (payable to) the Fund for shares sold or purchased represent unsettled trades.
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
Each Investment Division of the Separate Account indirectly bears exposure to the market, credit and liquidity risks of the Fund portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Fund portfolios.

NYLIAC VUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s):

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2021 were as follows:

	Purchases	Sales
MainStay VP Balanced—Initial Class	$2,608	$1,377
MainStay VP Bond—Initial Class	5,189	3,240
MainStay VP Candriam Emerging Markets Equity—Initial Class	1,731	3,266
MainStay VP CBRE Global Infrastructure—Initial Class	869	199
MainStay VP Conservative Allocation—Initial Class	1,425	1,600
MainStay VP Epoch U.S. Equity Yield—Initial Class	4,995	9,372
MainStay VP Equity Allocation—Initial Class	7,689	6,288
MainStay VP Fidelity Institutional AM® Utilities—Initial Class	5,170	3,088
MainStay VP Floating Rate—Initial Class	2,326	1,596
MainStay VP Growth Allocation—Initial Class	6,952	8,744
MainStay VP Income Builder—Initial Class	5,559	4,702
MainStay VP IQ Hedge Multi-Strategy—Initial Class	1,797	259
MainStay VP Janus Henderson Balanced—Initial Class	11,551	8,660
MainStay VP MacKay Convertible—Initial Class	10,693	4,473
MainStay VP MacKay Government—Initial Class	1,368	2,474
MainStay VP MacKay High Yield Corporate Bond—Initial Class	15,506	8,243
MainStay VP MacKay International Equity—Initial Class	10,121	4,594
MainStay VP MacKay S&P 500 Index—Initial Class	36,993	23,652
MainStay VP MacKay Strategic Bond—Initial Class	3,246	825
MainStay VP Moderate Allocation—Initial Class	5,312	3,226
MainStay VP Natural Resources—Initial Class	2,281	3,109
MainStay VP PIMCO Real Return—Initial Class	2,051	1,171
MainStay VP Small Cap Growth—Initial Class	11,435	4,496
MainStay VP T. Rowe Price Equity Income—Initial Class	3,803	6,354
MainStay VP U.S. Government Money Market—Initial Class	25,875	44,389
MainStay VP Wellington Growth—Initial Class	43,882	17,539
MainStay VP Wellington Mid Cap—Initial Class	4,898	9,993
MainStay VP Wellington Small Cap—Initial Class	2,400	5,107
MainStay VP Wellington U.S. Equity—Initial Class	9,543	9,457
MainStay VP Winslow Large Cap Growth—Initial Class	16,635	7,078
AB VPS International Value Portfolio—Class A	—	—
AB VPS Small/Mid Cap Value Portfolio—Class A	3,269	1,179
Alger Capital Appreciation Portfolio—Class I-2	776	119
American Century Investments® VP Inflation Protection Fund—Class II	36	24
American Century Investments® VP International Fund—Class II	110	174
American Century Investments® VP Value Fund—Class II	134	324
American Funds IS Asset Allocation Fund—Class 2	2,944	334
American Funds IS Global Small Capitalization Fund—Class 2	2,156	692
American Funds IS Growth Fund—Class 2	9,042	973
American Funds IS New World Fund®—Class 2	2,948	2,592
American Funds IS Washington Mutual Investors Fund—Class 2	2,280	754
BlackRock® Global Allocation V.I. Fund—Class I	7,093	1,249
BlackRock® High Yield V.I. Fund—Class I	2,612	367
BNY Mellon IP Technology Growth Portfolio—Initial Shares	15,490	4,530
BNY Mellon VIF Opportunistic Small Cap Portfolio—Initial Shares	11	76
ClearBridge Variable Appreciation Portfolio—Class I	937	231

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s) (Continued):

	Purchases	Sales
Columbia Variable Portfolio—Commodity Strategy Fund—Class 1	$101	$183
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 1	984	161
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	2	—
Delaware VIP® Emerging Markets Series—Standard Class	3,810	700
Delaware VIP® International Series—Standard Class	1	—
Delaware VIP® Small Cap Value Series—Standard Class	1,553	3,232
DFA VA Global Bond Portfolio	3	2
DFA VA International Small Portfolio	19	3
DFA VA International Value Portfolio	15	2
DFA VA Short-Term Fixed Portfolio	6	5
DFA VA U.S. Large Value Portfolio	22	21
DFA VA U.S. Targeted Value Portfolio	26	6
DWS Alternative Asset Allocation VIP—Class A	1,168	285
DWS Small Cap Index VIP—Class A	5,982	4,231
DWS Small Mid Cap Value VIP—Class A	1,247	1,694
Fidelity® VIP Bond Index Portfolio—Initial Class	1,111	896
Fidelity® VIP ContrafundSM Portfolio—Initial Class	50,892	23,338
Fidelity® VIP Emerging Markets Portfolio—Initial Class	3,130	362
Fidelity® VIP Equity-Income PortfolioSM—Initial Class	17,812	5,231
Fidelity® VIP Freedom 2020 PortfolioSM—Initial Class	459	557
Fidelity® VIP Freedom 2030 PortfolioSM—Initial Class	1,895	1,597
Fidelity® VIP Freedom 2040 PortfolioSM—Initial Class	2,647	827
Fidelity® VIP Growth Opportunities Portfolio—Initial Class	13,199	4,227
Fidelity® VIP Growth Portfolio—Initial Class	2,807	306
Fidelity® VIP Health Care Portfolio—Initial Class	4,280	709
Fidelity® VIP Index 500 Portfolio—Initial Class	847	1,526
Fidelity® VIP International Index Portfolio—Initial Class	1,903	378
Fidelity® VIP Investment Grade Bond Portfolio—Initial Class	267	188
Fidelity® VIP Mid Cap Portfolio—Initial Class	6,711	4,078
Fidelity® VIP Overseas Portfolio—Initial Class	824	178
Franklin Templeton Aggressive Model Portfolio—Class I	12,330	1,037
Franklin Templeton Conservative Model Portfolio—Class I	1,477	1,098
Franklin Templeton Moderate Model Portfolio—Class I	4,028	682
Franklin Templeton Moderately Aggressive Model Portfolio—Class I	10,547	645
Franklin Templeton Moderately Conservative Model Portfolio—Class I	1,909	84
Invesco V.I. Global Real Estate Fund—Series I Shares	3	22
Invesco V.I. International Growth Fund—Series I Shares	3,488	2,535
Invesco V.I. Main Street Small Cap Fund®—Series I Shares	852	107
Janus Henderson Enterprise Portfolio—Institutional Shares	7,979	1,406
Janus Henderson Forty Portfolio—Institutional Shares	3	—
Janus Henderson Global Research Portfolio—Institutional Shares	8,943	7,081
LVIP Baron Growth Opportunities Fund—Service Class	1	19
LVIP Delaware Diversified Income Fund—Standard Class	12	23
LVIP Delaware Value Fund—Standard Class	22	31
LVIP SSgA Mid-Cap Index Fund—Standard Class	785	219

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s) (Continued):

	Purchases	Sales
MFS® International Intrinsic Value Portfolio—Initial Class	$3,316	$2,406
MFS® Investors Trust Series—Initial Class	1,115	1,050
MFS® Mid Cap Value Portfolio—Initial Class	3,047	663
MFS® New Discovery Series—Initial Class	7,103	4,776
MFS® Research Series—Initial Class	751	563
MFS® Total Return Bond Series—Initial Class	5	39
MFS® Value Series—Initial Class	1	14
Morgan Stanley VIF Emerging Markets Debt Portfolio—Class I	51	13
Morgan Stanley VIF U.S. Real Estate Portfolio—Class I	1,711	2,314
Neuberger Berman AMT Mid Cap Growth Portfolio—Class I	7,606	3,679
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Administrative Class	12	42
PIMCO VIT Income Portfolio—Institutional Class	554	360
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Institutional Class	2,285	647
PIMCO VIT Low Duration Portfolio—Administrative Class	4	12
PIMCO VIT Low Duration Portfolio—Institutional Class	3,871	1,336
PIMCO VIT Total Return Portfolio—Administrative Class	147	103
PIMCO VIT Total Return Portfolio—Institutional Class	4,618	1,467
T. Rowe Price All-Cap Opportunities Portfolio	3	1
T. Rowe Price Blue Chip Growth Portfolio	32	28
T. Rowe Price International Stock Portfolio	5	5
T. Rowe Price Limited-Term Bond Portfolio	36	31
The Merger Fund VL	4	12
Total	$526,120	$311,662
Not all investment divisions are available under all policies.

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions:

New York Life Investment Management LLC (“New York Life Investments”) provides investment advisory services to the MainStay VP Funds Trust for a fee. New York Life Investments retains several sub-advisors, including Brown Advisory LLC ("Brown Advisory"), Candriam Belgium S.A. ("Candriam Belgium"), CBRE Clarion Securities, LLC ("CBRE Clarion"), Epoch Investment Partners, Inc. (“Epoch”), FIAM LLC ("FIAM"), Index IQ Advisors LLC ("IndexIQ Advisors"), Janus Capital Management LLC (“Janus”), MacKay Shields LLC (“MacKay”), Newton Investment Management North America LLC ("NIMNA"), NYL Investors LLC (“NYLI”), Pacific Investment Management Company LLC (“PIMCO”), Segall Bryant & Hamill LLC ("SBH"), T. Rowe Price Associates, Inc. (“T. Rowe Price”), Wellington Management Company LLP ("Wellington"), and Winslow Capital Management, LLC (“Winslow Capital”) to provide investment advisory services to certain portfolios of the MainStay VP Funds Trust.
New York Life Investments, IndexIQ Advisors, MacKay, and NYLI are all indirect, wholly-owned subsidiaries of NYLIC. Brown Advisory is a wholly-owned subsidiary of Brown Advisory Management LLC. Candriam Belgium is a part of Candriam Investors Group. CBRE Clarion is the listed securities investment management arm of CBRE Global Investors. Epoch is an indirect, wholly-owned subsidiary of The Toronto Dominion Bank. FIAM is an indirectly held wholly-owned subsidiary of FMR LLC. Janus is a wholly-owned subsidiary of Janus Henderson Group Plc, doing business as Janus Henderson Investors. NIMNA is an indirect subsidiary of the Bank of New York Mellon Corporation. PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. SBH, T. Rowe Price and Wellington are independent investment advisory firms. Winslow Capital is a wholly-owned subsidiary of Nuveen, LLC.

Deductions from Premiums:
NYLIAC deducts premium expense charges from all premiums received for certain VUL Separate Account-I policies. Premium expense charges are expressed as a percentage of the payment received.
State and Federal Tax Charge: NYLIAC deducts 2% from all premium payments for VUL, SVUL, VUL 2000, SPVUL - Series 3, VUL Provider, LWVUL, VUL Accumulator, SVUL Accumulator, Pinnacle VUL, Pinnacle SVUL, VUL Accumulator Plus, and VUL Accumulator II policies to pay state premium taxes. NYLIAC deducts 1.25% from all premium payments for non-qualified VUL, SVUL, VUL 2000, SPVUL Series 3, VUL Provider, LWVUL, VUL Accumulator, SVUL Accumulator, Pinnacle VUL, Pinnacle SVUL, VUL Accumulator Plus, and VUL Accumulator II policies to cover federal premium taxes.
Sales Expense Charge: NYLIAC deducts a sales expense charge from all premium payments for VUL, SVUL, VUL 2000, VUL Provider, LWVUL, VUL Accumulator, SVUL Accumulator, Legacy Creator SPVUL, Pinnacle VUL, Pinnacle SVUL, VUL Accumulator Plus, and VUL Accumulator II policies to partially cover the expenses associated with selling the policies.
For VUL policies, currently 5% of any premium payment for the first 10 policy years is deducted; NYLIAC reserves the right to impose this charge after the 10th policy year.
For SVUL policies, currently 8% of any premium payments in policy years 1-10, up to the target premium, is deducted. Once the target premium is reached NYLIAC expects to deduct 4% from any premium payments in any given policy year. Beginning with the 11th policy year, NYLIAC expects to deduct 4% of any premium payments up to the target premium, and no charge for premium payments in excess of the target premium in that year. The initial target premium is determined at the time the policy is issued, and it is indicated on the policy data page.
For VUL 2000 policies, currently 2.75% of any premium payments in a policy year, up to the surrender charge premium, is deducted. Once the premium payments equal the surrender charge premium for a policy year, NYLIAC deducts a sales expense charge of 1.25% from any additional premium payments in that policy year. The initial surrender charge premium is determined at the time the policy is issued and can be found on the policy data page.
For VUL Provider policies, currently 6.75% of any premium payment up to the target premium is deducted in policy years 1-5. Once the target premium is reached, 4.25% of any premium payment is deducted. Beginning with the 6th policy year, NYLIAC expects to deduct 2.75% of any premium payments up to the target premium; once the target premium is reached, 0.75% of any premium payment is deducted. The initial target premium is determined at the time the policy is issued, and is indicated on the policy data page.

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):
For LWVUL policies, in all policy years, we currently do not deduct a sales expense charge on any premium payment up to target premium 1. In each of policy years 1-7, we currently deduct 8.75% of any premium payment over target premium 1. In each of policy years 8 and subsequent, we currently do not deduct a sales expense charge on any premium payment. target premium 1 and target premium 2 are determined at the time the policy is issued, and are indicated on the policy data page.
For VUL Accumulator, VUL Accumulator Plus and SVUL Accumulator policies, currently 4.75% of any premium payment up to the target premium is deducted in policy years 1-10. Once the target premium is reached, 1.75% of any premium payment is deducted in policy years 1-5 and 0.75% of any premium payment is deducted in policy years 6-10. Beginning with the 11th policy year, NYLIAC expects to deduct 4.25% of any premium payments up to the target premium; once the target is reached, 0.25% of any premium payment is deducted in policy years 11 and beyond. The initial target premium is determined at the time the policy is issued, and is indicated on the policy data page.
For VUL Accumulator II policies, currently 0.75% of any premium payment is deducted in all policy years.
For Pinnacle VUL and Pinnacle SVUL policies, the percentage of premiums deducted varies depending on the age of the policy and whether the total premium payment in a given policy year is above or below the target premium. For premium payments up to the target premium, the sales expense charge in the first policy year is currently 56.75%, in policy years 2-5 the charge is 26.75%, for policy year 6 the charge is 1.75%, and for policy years 7 and beyond the charge is 0.75%. For premium payments in excess of the target premium the charge is currently 2.75% for policy years 1-5, 1.75% for policy year 6 and 0.75% for policy years 7 and beyond. The initial target premium is determined at the time the policy is issued, and it is indicated on the policy data page.
For Legacy Creator SPVUL policies, the current monthly premium expense charge is deducted at an annualized rate of 2.0% of the adjusted total premium for policy years 11 and beyond. The monthly premium expense charge is guaranteed not to exceed the annual rate of 2.25% of the adjusted total premium. This charge also covers state premium tax and federal tax expenses.
Deductions from Cash Value:
NYLIAC deducts certain monthly charges from the cash value of VUL Separate Account-I policies. These charges include the monthly contract charge, the administrative charge, the cost of insurance charge, the per thousand face amount charge, the deferred sales expense charge, and the mortality and expense risk charge (deducted from the policy's cash value for Group 3, 4 & 5 policies), and are recorded as cost of insurance in the accompanying Statement of Changes in Net Assets. The mortality and expense charge for Group 1 & 2 policies are deducted from the Investment Division and is recorded as mortality and expense risk charges in the Statement of Operations.The charges disclosed below were in effect for each of the five periods presented in the Financial Highlights section. Not all charges are deducted from all products, as shown below.
Monthly Contract Charge: A monthly contract charge is assessed on certain VUL Separate Account-I policies to compensate NYLIAC for certain administrative services such as premium collection, record keeping, claims processing and communicating with policyowners. Outlined below is the current schedule for VUL, SVUL, VUL 2000, VUL Provider, VUL Accumulator, SVUL Accumulator, LWVUL, Pinnacle VUL, Pinnacle SVUL, VUL Accumulator Plus, and VUL Accumulator II:

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):

Policy	Monthly Contract Charge Policy Year 1	Monthly Contract Charge Subsequent Policy Years
VUL	$26	$7
SVUL	60	10
VUL 2000	30	10
VUL Provider	30	10
LWVUL	15	15 in years 2-10; 10 in years 11 and beyond.
VUL Accumulator	35	15 in years 2-10; 10 in years 11 and beyond.
SVUL Accumulator	35	15 in years 2-10; 10 in years 11 and beyond.
Pinnacle VUL*	100	25
Pinnacle SVUL*	100	25
VUL Accumulator Plus	15	15 in years 2-10; 10 in years 11 and beyond.
VUL Accumulator II	10	10
Administrative Charge: An administrative charge is assessed on VUL 2000, SPVUL, Legacy Creator SPVUL and SVUL - Series 2** policies monthly. This charge compensates NYLIAC for providing administrative policy services.
For VUL 2000 policies, the administrative charge is expressed as a percentage of the amount of cash value in VUL Separate Account-I and varies based on the amount of cash value in VUL Separate Account-I. The VUL Separate Account-I administrative charge percentage currently ranges from 0% to 0.20%.

For SPVUL policies, the current administrative charge is made monthly at an annualized rate of 0.60% of the policy’s cash value for the first three policy years. This charge is waived in the fourth and subsequent policy years if the cash value of the policy exceeds $200,000. If the cash value of the policy does not exceed $200,000, this charge will range from 0.10% to 0.60% depending on the cash value of the policy.
For SVUL - Series 2** the administrative charge is 0.10%, based on the amount of cash value in VUL Separate Account-I.
For Legacy Creator SPVUL policies, the current asset based administrative charge is deducted monthly at an annualized rate of 2.25% of the policy’s cash value for policy years 1 through 10. The monthly asset based administrative charge is guaranteed not to exceed the annual rate of 2.25% of the cash value of the policy. This charge also covers state premium tax and federal tax expenses.
Cost of Insurance Charge: A charge to cover the cost of providing life insurance benefits is assessed monthly on all VUL Separate Account-I policies. This charge is based on such factors as issue age of the insured(s), duration, gender, underwriting class, face amount, any riders included and the cash value of the policy.
Per Thousand Face Amount Charge: NYLIAC assesses a monthly per thousand face amount charge on SVUL, VUL Accumulator, SVUL Accumulator, LWVUL, Pinnacle VUL, Pinnacle SVUL, VUL Provider, VUL Accumulator Plus, and VUL Accumulator II policies.
________________

    * If the target face amount falls below $1 million, the contract charge will not exceed $25 per month.

    ** VUL 2000 - Series 2, SPVUL - Series 2, and SVUL - Series 2 designates policies issued on and after May 10, 2002 where approved.

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):
For SVUL - Series 1 policies, this charge is $0.04 per $1,000 of the policy’s initial face amount. For SVUL - Series 2 policies, this charge is $0.04 per $1,000 of the policy’s current face amount. For both series of SVUL policies this charge is assessed for the first 3 policy years and will always be at least $10 per month and will never be more than $100 per month.
For VUL Accumulator Plus, this charge is currently deducted during the first 10 policy years and is based on the insured’s age, gender, risk class and face amount. NYLIAC does not expect to deduct this charge in years 21 and beyond.
For VUL Accumulator II, this charge is currently deducted during the first 10 policy years and is based on the insured’s age, gender, risk class, policy duration and face amount. NYLIAC does not expect to deduct this charge in years 21 and beyond.
For VUL Accumulator and LWVUL policies, this charge is based on the insured’s age, gender, risk class and face amount plus any term insurance benefit. NYLIAC does not expect to deduct this charge in years 21 and beyond.
For SVUL Accumulator policies, this charge is based on insured’s age, gender, risk class and face amount plus any term insurance benefit. NYLIAC does not expect to deduct this charge in years 31 and beyond.
For Pinnacle VUL and Pinnacle SVUL policies, this charge is $0.03 per $1,000 of the policy’s face amount plus any term insurance benefit for the first 5 policy years. NYLIAC does not expect to deduct this charge in policy year 6 and beyond.
For VUL Provider policies, this charge is $0.07 per $1,000 of the policy’s face amount plus any term insurance benefit for the first 5 policy years. NYLIAC does not expect to deduct this charge in policy year 6 and beyond.
Deferred Sales Expense Charge: NYLIAC assesses a monthly deferred sales expense charge on SPVUL policies. This charge is deducted from the policy’s cash value for a 10-year period after a premium payment is applied. The deferred sales expense charge is expressed as a percentage of the policy’s cash value for Series 1 and 2. The current 0.90% deferred sales expense is comprised of 0.40% for sales expenses, 0.30% for state taxes and 0.20% for federal taxes. For SPVUL - Series 3*** currently the deferred sales expense charge is equal to 0.40%.
Mortality and Expense Risk Charge: NYLIAC deducts a mortality and expense risk charge as follows:
Group 1 & 2 Policies: NYLIAC assesses a mortality and expense risk charge based on the variable accumulation value of the Investment Divisions. These charges are made daily at an annual rate of 0.70%**** for VUL, 0.70%**** for SVUL - Series 1, 0.50% for VUL 2000 - Series 1 and 0.50% for SPVUL - Series 1.
Group 3 Policies: For Pinnacle VUL and Pinnacle SVUL mortality and expense risk charges are based on net assets and the percent ranges from 0.25% to 0.55% in policy years 1-20; and in policy years 21 and beyond, the percentage ranges from 0.05% to 0.35%. In policy years 1-20, if the policy has an Alternative Cash Surrender Value I (ACSV I), the mortality and expense risk is increased by 0.30% in policy years 1-10. For Alternative Cash Surrender Value II (ACSV II), the mortality and expense risk is increased by 0.55% in policy years 1-10. The mortality and expense risk charge is guaranteed not to exceed 1.00%.
Group 4 Policies: For SPVUL - Series 2** and VUL 2000 - Series 2** policies, NYLIAC deducts a monthly mortality and expense risk charge at an annual rate of 0.50% of the cash value in VUL Separate Account-I and for SVUL - Series 2** policies, the mortality and expense risk charge is deducted monthly at an annual rate of 0.60% of the cash value in VUL Separate Account-I.
________________

    ** VUL 2000 - Series 2, SPVUL - Series 2, and SVUL - Series 2 designates policies issued on and after May 10, 2002 where approved.
    *** SPVUL - Series 3 designates policies issued on and after May 16, 2003 where approved.
    **** Includes a 0.10% administrative service charge.

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):
For VUL Accumulator, VUL Accumulator Plus and SVUL Accumulator policies, the monthly mortality and expense risk charge currently ranges from an annual rate of 0.55% to 0.15% of the cash value in VUL Separate Account-I (it declines based on the cash value in VUL Separate Account-I and duration). NYLIAC guarantees that the mortality and expense risk charge on VUL Accumulator, SVUL Accumulator, and VUL Accumulator Plus policies will never exceed an annual rate of 0.75%.
For VUL Accumulator II Series 1 policies, the monthly mortality and expense risk charge is currently 0.10% annually of the cash value in the VUL Separate Account-I. For VUL Accumulator II Series 2 policies, the monthly mortality and expense risk charge is currently 0.00% annually of the cash value in the VUL Separate Account-I. NYLIAC guarantees that the mortality and expense risk charge on VUL Accumulator II policies will never exceed an annual rate of 0.50%.
For VUL Provider policies, the monthly mortality and expense risk charge currently ranges from an annual rate of 0.70% to 0.05% of the cash value in VUL Separate Account-I (it declines based on the cash value in VUL Separate Account-I and duration). If the VUL Provider policy has the Alternative Cash Surrender Value (ACSV), the mortality and expense risk charge currently ranges from 1.00% to 0.05%. NYLIAC guarantees that the mortality and expense risk charge on VUL Provider policies will never exceed an annual rate of 1.00%.
For Legacy Creator SPVUL policies, the current mortality and expense risk charge is deducted monthly at an annual rate of 0.50% of the cash value in VUL Separate Account-I. The mortality and expense charge is guaranteed not to exceed the annual rate of 0.75% of the cash value in VUL Separate Account-I.
Group 5 Policies: For LWVUL policies, the monthly mortality and expense risk charge currently ranges from an annual rate of 0.75% to 0.25% of the cash value in VUL Separate Account-I (it declines based on the cash value in VUL Separate Account-I and duration). NYLIAC guarantees that the mortality and expense risk charge on LWVUL policies will never exceed an annual rate of 0.75%.
Surrender Charges:
Surrender charges are assessed by NYLIAC for VUL, SVUL, VUL 2000, VUL Provider, VUL Accumulator, SVUL Accumulator, SPVUL, Legacy Creator SPVUL, VUL Accumulator Plus, and VUL Accumulator II policies on complete surrenders, decreases in face amount including decreases caused by a change in life insurance benefit option and some partial withdrawals. Surrender charges are paid to NYLIAC. The amount of this charge is included in surrenders in the accompanying Statement of Changes in Net Assets. In addition, a new surrender charge period will apply to face amount increases.
For VUL, SVUL and VUL 2000 policies, this charge is deducted during the first 15 policy years or within 15 years after a face amount increase. For VUL Provider, VUL Accumulator, SVUL Accumulator and VUL Accumulator Plus this charge is deducted for the first 10 policy years or within 10 years after a face amount increase. For VUL Accumulator II policies, the applicable surrender charge period will vary according to the insured's age at the time the policy is issued.
For VUL, the maximum surrender charge is shown on the policy’s data page. For VUL 2000 - Series 1, VUL Provider, VUL Accumulator, SVUL Accumulator, VUL Accumulator Plus, and VUL Accumulator II the maximum surrender charge is the lesser of 50% of total premiums paid or a percentage of the surrender charge premium. This percentage is based on the policy year in which the surrender or decrease in face amount takes place.
Initially for VUL 2000 - Series 2** policies, the maximum surrender charge is the lesser of 50% of total premiums paid less the monthly contract charge incurred during the first three policy years or 100% of the surrender charge premium. Beginning in year four, the maximum surrender charge is the lesser of 50% of total premium payments less the sum of all monthly contract charges incurred in the first three policy years (which will never exceed $636) or a specified percentage
     ________________

    ** VUL 2000 - Series 2, SPVUL - Series 2, and SVUL - Series 2 designates policies issued on and after May 10, 2002 where approved.

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):
of the surrender charge premium, which declines each policy year from 93% in the fourth year to 0% in year sixteen and later.
For SVUL policies, the surrender charge is deducted during the first 15 policy years if the younger insured is less than age 85 at the time the policy was issued. If the younger insured is age 85 or older at the time of issue, the charge is deducted during the first 8 policy years. The maximum surrender charge on SVUL policies varies based on the policy’s target premium, age of the younger insured and year of surrender. The target premium is shown on the policy data page.
For SPVUL policies, the surrender charge is deducted during the first 9 policy years. This charge is equal to a percentage of the cash value of the policy minus any withdrawal taken using the surrender charge free window, or the initial single premium minus any partial withdrawals for which the surrender charge was assessed. The applicable surrender charge percentage is based on the amount of time elapsed from the date the initial single premium was accepted to the effective date of the surrender or partial withdrawal. For Series 1 and 2 the surrender charge percentage declines each policy year from 9% in the first year to 0% in year 10 and later. For Series 3, the percentage declines each year from 7.5% in the first year to 0% in year 10 and after.
For Legacy Creator SPVUL, the surrender charge is deducted during the first 9 policy years. The surrender charge is assessed on the amount of the cash value withdrawn in any policy year that is in excess of the surrender charge free window. The surrender charge free window is the greater of 10% of the policy cash value (minus any partial withdrawals already taken in that year) or 100% of the policy gain. The surrender charge percentage declines each policy year from 7.50% in the first year to 0% in year 10 and later.
VUL Separate Account-I policyowners may pay certain Fund portfolio company operating expenses during the time they own their policy, which are reflected in the daily computation of NAVs for the Funds. NYLIAC may receive payment or compensation from the Funds resulting from certain of these operating expenses in connection with the administration, distribution and other services it provides to the Funds, some of whom may be affiliates of either NYLIAC or VUL Separate Account-I. Management Fees (which may include administration and/or advisory fees) range from 0.00% to 1.25%, distribution (12b-1) fees range from 0.00% to 0.25%, other expenses range from 0.00% to 0.77%, and acquired fund fees and expenses range from 0.00% to 0.71%. These ranges are shown as a percentage of average net assets as of December 31, 2020, and approximate the ranges as of December 31, 2021.

NOTE 4—Distribution of Net Income:

VUL Separate Account-I does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits or transfers) in excess of the net premium payments.

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s):

The changes in units outstanding for the years ended December 31, 2021 and 2020 were as follows:

	2021			2020
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
MainStay VP Balanced—Initial Class	67	(47)	20	52	(112)	(60)
MainStay VP Bond—Initial Class	139	(124)	15	185	(192)	(7)
MainStay VP Candriam Emerging Markets Equity—Initial Class	101	(242)	(141)	82	(338)	(256)
MainStay VP CBRE Global Infrastructure—Initial Class	95	(21)	74	42	(25)	17
MainStay VP Conservative Allocation—Initial Class	39	(67)	(28)	93	(146)	(53)
MainStay VP Epoch U.S. Equity Yield—Initial Class	50	(265)	(215)	67	(336)	(269)
MainStay VP Equity Allocation—Initial Class	81	(210)	(129)	198	(310)	(112)
MainStay VP Fidelity Institutional AM® Utilities—Initial Class	108	(147)	(39)	164	(311)	(147)
MainStay VP Floating Rate—Initial Class	103	(90)	13	87	(210)	(123)
MainStay VP Growth Allocation—Initial Class	109	(301)	(192)	138	(332)	(194)
MainStay VP Income Builder—Initial Class	56	(109)	(53)	76	(148)	(72)
MainStay VP IQ Hedge Multi-Strategy—Initial Class	201	(29)	172	157	(79)	78
MainStay VP Janus Henderson Balanced—Initial Class	142	(325)	(183)	183	(512)	(329)
MainStay VP MacKay Convertible—Initial Class	98	(71)	27	81	(152)	(71)
MainStay VP MacKay Government—Initial Class	54	(106)	(52)	127	(101)	26
MainStay VP MacKay High Yield Corporate Bond—Initial Class	184	(175)	9	135	(281)	(146)
MainStay VP MacKay International Equity—Initial Class	47	(106)	(59)	38	(150)	(112)
MainStay VP MacKay S&P 500 Index—Initial Class	398	(331)	67	467	(632)	(165)
MainStay VP MacKay Strategic Bond—Initial Class	188	(58)	130	193	(184)	9
MainStay VP Moderate Allocation—Initial Class	127	(120)	7	105	(204)	(99)
MainStay VP Natural Resources—Initial Class	226	(375)	(149)	387	(315)	72
MainStay VP PIMCO Real Return—Initial Class	160	(94)	66	193	(125)	68
MainStay VP Small Cap Growth—Initial Class	90	(143)	(53)	70	(299)	(229)
MainStay VP T. Rowe Price Equity Income—Initial Class	28	(242)	(214)	76	(298)	(222)
MainStay VP U.S. Government Money Market—Initial Class	20,833	(35,676)	(14,843)	46,748	(25,825)	20,923
MainStay VP Wellington Growth—Initial Class	25	(287)	(262)	22	(457)	(435)
MainStay VP Wellington Mid Cap—Initial Class	37	(167)	(130)	44	(280)	(236)
MainStay VP Wellington Small Cap—Initial Class	132	(300)	(168)	189	(271)	(82)
MainStay VP Wellington U.S. Equity—Initial Class	27	(139)	(112)	45	(208)	(163)
MainStay VP Winslow Large Cap Growth—Initial Class	118	(126)	(8)	169	(209)	(40)
AB VPS International Value Portfolio—Class A	—	—	—	—	—	—
AB VPS Small/Mid Cap Value Portfolio—Class A	99	(38)	61	83	(46)	37
Alger Capital Appreciation Portfolio—Class I-2	1	(2)	(1)	—	(1)	(1)
American Century Investments® VP Inflation Protection Fund—Class II	1	(2)	(1)	1	(1)	—
American Century Investments® VP International Fund—Class II	—	(4)	(4)	2	(4)	(2)
American Century Investments® VP Value Fund—Class II	1	(7)	(6)	8	(3)	5
American Funds IS Asset Allocation Fund—Class 2	188	(23)	165	97	(42)	55
American Funds IS Global Small Capitalization Fund—Class 2	102	(35)	67	123	(56)	67
American Funds IS Growth Fund—Class 2	324	(43)	281	247	(86)	161
American Funds IS New World Fund®—Class 2	126	(147)	(21)	144	(157)	(13)

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s) (Continued):

	2021			2020
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
American Funds IS Washington Mutual Investors Fund—Class 2	149	(52)	97	212	(129)	83
BlackRock® Global Allocation V.I. Fund—Class I	242	(88)	154	169	(184)	(15)
BlackRock® High Yield V.I. Fund—Class I	163	(26)	137	111	(68)	43
BNY Mellon IP Technology Growth Portfolio—Initial Shares	82	(57)	25	96	(110)	(14)
BNY Mellon VIF Opportunistic Small Cap Portfolio—Initial Shares	1	(2)	(1)	1	(3)	(2)
ClearBridge Variable Appreciation Portfolio—Class I	44	(12)	32	43	(9)	34
Columbia Variable Portfolio—Commodity Strategy Fund—Class 1	11	(19)	(8)	47	(26)	21
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 1	65	(12)	53	69	(18)	51
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	—	—	—	—	—	—
Delaware VIP® Emerging Markets Series—Standard Class	186	(36)	150	122	(60)	62
Delaware VIP® International Series—Standard Class	—	—	—	—	—	—
Delaware VIP® Small Cap Value Series—Standard Class	55	(127)	(72)	118	(131)	(13)
DFA VA Global Bond Portfolio	—	—	—	9	—	9
DFA VA International Small Portfolio	—	—	—	5	(1)	4
DFA VA International Value Portfolio	—	—	—	9	(1)	8
DFA VA Short-Term Fixed Portfolio	1	(1)	—	21	—	21
DFA VA U.S. Large Value Portfolio	—	(1)	(1)	11	(5)	6
DFA VA U.S. Targeted Value Portfolio	—	—	—	8	(3)	5
DWS Alternative Asset Allocation VIP—Class A	79	(22)	57	148	(42)	106
DWS Small Cap Index VIP—Class A	395	(291)	104	35	(30)	5
DWS Small Mid Cap Value VIP—Class A	47	(76)	(29)	37	(32)	5
Fidelity® VIP Bond Index Portfolio—Initial Class	110	(91)	19	415	(4)	411
Fidelity® VIP ContrafundSM Portfolio—Initial Class	60	(271)	(211)	64	(415)	(351)
Fidelity® VIP Emerging Markets Portfolio—Initial Class	176	(25)	151	93	(29)	64
Fidelity® VIP Equity-Income PortfolioSM—Initial Class	103	(114)	(11)	173	(124)	49
Fidelity® VIP Freedom 2020 PortfolioSM—Initial Class	16	(29)	(13)	29	(59)	(30)
Fidelity® VIP Freedom 2030 PortfolioSM—Initial Class	71	(74)	(3)	76	(36)	40
Fidelity® VIP Freedom 2040 PortfolioSM—Initial Class	97	(35)	62	75	(43)	32
Fidelity® VIP Growth Opportunities Portfolio—Initial Class	209	(93)	116	402	(295)	107
Fidelity® VIP Growth Portfolio—Initial Class	2	(5)	(3)	1	(16)	(15)
Fidelity® VIP Health Care Portfolio—Initial Class	241	(45)	196	408	(68)	340
Fidelity® VIP Index 500 Portfolio—Initial Class	3	(28)	(25)	4	(16)	(12)
Fidelity® VIP International Index Portfolio—Initial Class	155	(33)	122	392	(1)	391
Fidelity® VIP Investment Grade Bond Portfolio—Initial Class	8	(10)	(2)	60	(9)	51
Fidelity® VIP Mid Cap Portfolio—Initial Class	137	(163)	(26)	189	(149)	40
Fidelity® VIP Overseas Portfolio—Initial Class	4	(5)	(1)	4	(8)	(4)
Franklin Templeton Aggressive Model Portfolio—Class I	793	(69)	724	182	(21)	161
Franklin Templeton Conservative Model Portfolio—Class I	125	(98)	27	115	(25)	90
Franklin Templeton Moderate Model Portfolio—Class I	298	(53)	245	182	(3)	179
Franklin Templeton Moderately Aggressive Model Portfolio—Class I	734	(49)	685	249	(3)	246
Franklin Templeton Moderately Conservative Model Portfolio—Class I	145	(7)	138	94	(8)	86
Invesco V.I. Global Real Estate Fund—Series I Shares	—	(1)	(1)	—	—	—

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s) (Continued):

	2021			2020
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Invesco V.I. International Growth Fund—Series I Shares	87	(133)	(46)	84	(250)	(166)
Invesco V.I. Main Street Small Cap Fund®—Series I Shares	45	(6)	39	17	—	17
Janus Henderson Enterprise Portfolio—Institutional Shares	357	(75)	282	508	(406)	102
Janus Henderson Forty Portfolio—Institutional Shares	—	(1)	(1)	1	—	1
Janus Henderson Global Research Portfolio—Institutional Shares	72	(177)	(105)	46	(301)	(255)
LVIP Baron Growth Opportunities Fund—Service Class	—	—	—	—	—	—
LVIP Delaware Diversified Income Fund—Standard Class	—	(1)	(1)	—	—	—
LVIP Delaware Value Fund—Standard Class	—	(1)	(1)	—	—	—
LVIP SSgA Mid-Cap Index Fund—Standard Class	49	(15)	34	108	(195)	(87)
MFS® International Intrinsic Value Portfolio—Initial Class	100	(87)	13	82	(176)	(94)
MFS® Investors Trust Series—Initial Class	24	(45)	(21)	91	(42)	49
MFS® Mid Cap Value Portfolio—Initial Class	178	(40)	138	534	(22)	512
MFS® New Discovery Series—Initial Class	115	(125)	(10)	96	(131)	(35)
MFS® Research Series—Initial Class	12	(17)	(5)	32	(22)	10
MFS® Total Return Bond Series—Initial Class	—	(2)	(2)	1	(3)	(2)
MFS® Value Series—Initial Class	—	(1)	(1)	—	—	—
Morgan Stanley VIF Emerging Markets Debt Portfolio—Class I	—	—	—	1	(1)	—
Morgan Stanley VIF U.S. Real Estate Portfolio—Class I	69	(126)	(57)	167	(146)	21
Neuberger Berman AMT Mid Cap Growth Portfolio—Class I	147	(111)	36	90	(79)	11
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Administrative Class	—	(2)	(2)	1	—	1
PIMCO VIT Income Portfolio—Institutional Class	47	(32)	15	96	(33)	63
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Institutional Class	149	(48)	101	158	(107)	51
PIMCO VIT Low Duration Portfolio—Administrative Class	—	(1)	(1)	—	(1)	(1)
PIMCO VIT Low Duration Portfolio—Institutional Class	348	(122)	226	186	(49)	137
PIMCO VIT Total Return Portfolio—Administrative Class	2	(6)	(4)	3	(3)	—
PIMCO VIT Total Return Portfolio—Institutional Class	273	(115)	158	456	(147)	309
T. Rowe Price All-Cap Opportunities Portfolio	—	—	—	—	—	—
T. Rowe Price Blue Chip Growth Portfolio	1	(1)	—	—	—	—
T. Rowe Price International Stock Portfolio	—	—	—	—	—	—
T. Rowe Price Limited-Term Bond Portfolio	2	(3)	(1)	1	(1)	—
The Merger Fund VL	—	(1)	(1)	—	—	—
Not all investment divisions are available under all policies.

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights:
The following table presents financial highlights for each Investment Division as of December 31, 2021, 2020, 2019, 2018 and 2017:

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
MainStay VP Balanced—Initial Class	2021	$22,346	726	$28.42 to $31.94	16.5% to 17.3%	1.4%
	2020	18,533	706	19.53 to 27.23	7.1% to 7.9%	2.1%
	2019	18,653	766	18.10 to 25.24	15.9% to 16.8%	2.0%
	2018	16,084	770	15.50 to 21.62	(8.0%) to (7.4%)	1.6%
	2017	17,209	762	16.74 to 23.33	9.3% to 10.0%	1.3%
MainStay VP Bond—Initial Class	2021	$36,083	1,373	$13.26 to $33.22	(2.1%) to (1.4%)	1.8%
	2020	36,360	1,358	13.44 to 33.92	7.2% to 7.9%	2.0%
	2019	34,315	1,365	12.45 to 31.65	8.4% to 9.1%	2.7%
	2018	31,939	1,379	11.41 to 29.21	(1.7%) to (1.0%)	2.8%
	2017	33,781	1,437	11.53 to 29.71	3.1% to 3.8%	2.5%
MainStay VP Candriam Emerging Markets Equity—Initial Class	2021	$39,750	3,242	$11.77 to $12.61	(2.7%) to (2.0%)	1.1%
	2020	42,440	3,383	12.10 to 12.87	24.8% to 25.7%	3.3%
	2019	36,396	3,639	9.69 to 10.24	19.2% to 20.1%	1.4%
	2018	32,203	3,856	8.13 to 8.53	(21.1%) to (20.5%)	1.4%
	2017	44,162	4,190	10.30 to 10.73	42.1% to 43.1%	1.2%
MainStay VP CBRE Global Infrastructure—Initial Class	2021	$1,899	196	$9.31 to $9.69	14.5% to 15.3%	0.0%
	2020	1,022	122	8.13 to 8.40	(13.4%) to (12.8%)	7.7%
	2019	1,009	105	9.39 to 9.64	4.6% to 5.3%	0.0%
	2018	906	99	8.98 to 9.15	(28.2%) to (27.7%)	0.0%
	2017	828	66	12.51 to 12.65	7.1% to 7.9%	0.0%
MainStay VP Conservative Allocation—Initial Class	2021	$17,168	707	$23.03 to $25.47	6.4% to 7.1%	1.9%
	2020	16,707	735	21.64 to 23.77	9.5% to 10.3%	2.1%
	2019	16,327	788	15.27 to 21.56	14.0% to 14.8%	2.7%
	2018	14,616	810	13.30 to 18.77	(7.1%) to (6.5%)	2.5%
	2017	16,481	851	18.66 to 20.07	10.0% to 10.8%	2.0%
MainStay VP Epoch U.S. Equity Yield—Initial Class	2021	$149,769	3,973	$26.68 to $42.53	22.0% to 22.9%	2.4%
	2020	128,833	4,188	21.71 to 34.61	(0.7%) to 0.0%	2.8%
	2019	137,501	4,457	21.71 to 34.60	23.3% to 24.2%	3.2%
	2018	120,251	4,827	17.48 to 27.86	(5.9%) to (5.2%)	2.1%
	2017	137,568	5,218	18.44 to 29.40	17.8% to 18.7%	1.3%
MainStay VP Equity Allocation—Initial Class	2021	$107,062	3,262	$30.24 to $33.27	19.3% to 20.2%	1.9%
	2020	92,646	3,391	25.35 to 27.69	14.2% to 15.0%	2.3%
	2019	83,143	3,503	22.19 to 24.07	23.7% to 24.6%	3.0%
	2018	66,326	3,484	17.94 to 19.32	(13.4%) to (12.8%)	1.5%
	2017	76,504	3,512	20.71 to 22.15	21.8% to 22.7%	1.0%
MainStay VP Fidelity Institutional AM® Utilities—Initial Class	2021	$53,003	2,293	$21.90 to $23.47	16.4% to 17.2%	2.1%
	2020	46,029	2,332	18.81 to 20.02	(1.1%) to (0.4%)	2.6%
	2019	49,157	2,479	19.02 to 20.09	22.4% to 23.3%	2.5%
	2018	41,131	2,554	15.54 to 16.30	0.1% to 0.8%	1.2%
	2017	42,396	2,651	15.52 to 16.17	13.9% to 14.7%	4.1%

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
MainStay VP Floating Rate—Initial Class	2021	$17,155	960	$14.26 to $18.63	3.0% to 3.7%	3.1%
	2020	16,350	947	13.75 to 17.97	1.8% to 2.5%	3.8%
	2019	18,051	1,070	13.42 to 17.53	7.7% to 8.5%	4.9%
	2018	16,826	1,083	12.37 to 16.16	(0.8%) to (0.1%)	4.8%
	2017	16,320	1,044	12.38 to 16.18	3.3% to 4.0%	4.2%
MainStay VP Growth Allocation—Initial Class	2021	$108,059	3,513	$24.23 to $31.66	15.2% to 16.0%	2.5%
	2020	98,314	3,705	20.88 to 27.29	12.1% to 12.9%	3.0%
	2019	91,615	3,899	18.49 to 24.16	20.6% to 21.4%	3.2%
	2018	80,133	4,136	15.23 to 19.90	(11.4%) to (10.7%)	1.9%
	2017	90,089	4,144	17.06 to 22.29	17.8% to 18.6%	1.5%
MainStay VP Income Builder—Initial Class	2021	$72,561	1,706	$29.34 to $57.96	9.7% to 10.5%	2.9%
	2020	68,261	1,759	19.63 to 52.81	7.2% to 8.0%	2.5%
	2019	66,101	1,831	18.18 to 49.25	17.2% to 18.1%	4.8%
	2018	57,813	1,881	15.40 to 42.01	(5.9%) to (5.2%)	2.8%
	2017	65,325	2,001	16.25 to 44.63	11.7% to 12.5%	3.7%
MainStay VP IQ Hedge Multi-Strategy—Initial Class	2021	$11,693	1,320	$8.42 to $8.88	(1.3%) to (0.6%)	0.0%
	2020	10,232	1,148	8.53 to 8.94	4.6% to 5.4%	2.3%
	2019	9,048	1,070	8.15 to 8.48	7.7% to 8.5%	0.0%
	2018	7,441	955	7.57 to 7.82	(1.7%) to (1.7%)	0.0%
MainStay VP Janus Henderson Balanced—Initial Class	2021	$187,380	6,839	$26.57 to $28.47	16.5% to 17.4%	1.3%
	2020	164,489	7,022	22.80 to 24.26	13.5% to 14.3%	1.9%
	2019	151,156	7,351	20.08 to 21.22	22.1% to 22.9%	1.8%
	2018	131,764	7,850	16.45 to 17.26	(0.3%) to 0.4%	1.8%
	2017	140,929	8,400	16.50 to 17.19	17.5% to 18.3%	1.8%
MainStay VP MacKay Convertible—Initial Class	2021	$85,929	1,397	$30.24 to $77.80	8.5% to 9.2%	1.1%
	2020	77,526	1,370	27.68 to 71.71	35.1% to 36.0%	0.7%
	2019	60,227	1,441	20.35 to 53.08	21.6% to 22.5%	1.5%
	2018	49,229	1,439	16.62 to 43.65	(3.0%) to (2.3%)	1.6%
	2017	52,401	1,492	17.00 to 44.98	11.2% to 12.0%	1.7%
MainStay VP MacKay Government—Initial Class	2021	$14,716	682	$11.81 to $26.57	(2.2%) to (1.5%)	1.5%
	2020	16,291	734	11.99 to 27.16	4.2% to 5.0%	1.5%
	2019	15,121	708	11.42 to 26.06	4.7% to 5.4%	2.0%
	2018	14,977	735	10.83 to 24.89	(0.8%) to (0.1%)	2.6%
	2017	15,601	766	10.84 to 25.08	1.4% to 2.1%	2.7%
MainStay VP MacKay High Yield Corporate Bond—Initial Class	2021	$159,448	3,411	$19.38 to $62.06	4.8% to 5.5%	4.8%
	2020	151,430	3,402	18.37 to 59.23	4.7% to 5.4%	5.8%
	2019	150,597	3,548	17.43 to 56.59	12.4% to 13.2%	5.7%
	2018	136,151	3,609	15.39 to 50.33	(2.2%) to (1.5%)	5.9%
	2017	144,927	3,769	15.62 to 51.44	6.1% to 6.9%	6.0%

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
MainStay VP MacKay International Equity—Initial Class	2021	$63,648	1,475	$33.19 to $52.13	11.5% to 12.2%	0.1%
	2020	59,161	1,534	29.72 to 46.77	20.0% to 20.8%	0.8%
	2019	52,787	1,646	15.90 to 38.98	23.9% to 24.8%	0.4%
	2018	45,185	1,752	12.74 to 31.45	(12.2%) to (11.6%)	1.2%
	2017	51,003	1,750	14.40 to 35.81	31.7% to 32.6%	0.6%
MainStay VP MacKay S&P 500 Index—Initial Class	2021	$645,470	8,754	$13.59 to $141.97	27.7% to 28.5%	1.2%
	2020	502,425	8,687	10.57 to 111.21	5.7% to 18.2%	1.5%
	2019	435,766	8,852	32.04 to 94.72	30.3% to 31.2%	1.7%
	2018	343,966	9,112	24.53 to 72.67	(5.2%) to (4.5%)	1.4%
	2017	378,353	9,532	25.82 to 76.65	20.6% to 21.5%	1.4%
MainStay VP MacKay Strategic Bond—Initial Class	2021	$24,820	1,743	$13.41 to $14.35	1.3% to 2.0%	2.5%
	2020	22,538	1,613	13.24 to 14.07	5.4% to 6.1%	2.7%
	2019	21,114	1,604	12.57 to 13.26	6.3% to 7.1%	3.5%
	2018	18,713	1,522	11.82 to 12.38	(1.9%) to (1.2%)	3.4%
	2017	17,394	1,397	12.05 to 12.54	4.1% to 4.8%	3.2%
MainStay VP Moderate Allocation—Initial Class	2021	$53,604	1,938	$20.98 to $28.72	10.6% to 11.4%	1.2%
	2020	48,025	1,931	18.84 to 25.79	10.8% to 11.6%	2.6%
	2019	45,283	2,030	16.88 to 23.11	17.5% to 18.3%	3.1%
	2018	43,161	2,290	14.27 to 19.54	(9.0%) to (8.4%)	2.3%
	2017	49,419	2,398	15.58 to 21.33	14.2% to 15.0%	1.7%
MainStay VP Natural Resources—Initial Class	2021	$38,570	4,088	$8.95 to $9.59	37.1% to 38.0%	1.2%
	2020	29,021	4,237	6.53 to 6.95	6.1% to 6.9%	2.7%
	2019	26,707	4,165	6.15 to 6.50	15.8% to 16.6%	0.8%
	2018	23,721	4,308	5.31 to 5.57	(29.1%) to (28.6%)	0.0%
	2017	34,026	4,406	7.49 to 7.81	(1.4%) to (0.7%)	0.0%
MainStay VP PIMCO Real Return—Initial Class	2021	$13,913	1,078	$12.23 to $13.10	4.6% to 5.4%	0.5%
	2020	12,402	1,012	11.68 to 12.43	11.0% to 11.8%	2.0%
	2019	10,354	944	10.53 to 11.12	8.1% to 8.9%	3.2%
	2018	9,076	900	9.73 to 10.21	(3.2%) to (2.6%)	1.6%
	2017	8,598	829	10.06 to 10.48	2.7% to 3.5%	1.7%
MainStay VP Small Cap Growth—Initial Class	2021	$69,617	2,268	$29.72 to $31.85	9.5% to 10.3%	0.0%
	2020	64,792	2,321	27.14 to 28.87	39.5% to 40.5%	0.0%
	2019	50,845	2,550	19.45 to 20.55	24.7% to 25.6%	0.0%
	2018	43,373	2,723	15.60 to 16.36	(9.5%) to (8.9%)	0.0%
	2017	50,999	2,907	17.24 to 17.96	22.0% to 22.8%	0.0%
MainStay VP T. Rowe Price Equity Income—Initial Class	2021	$80,330	2,917	$26.40 to $28.29	24.6% to 25.5%	2.5%
	2020	68,887	3,131	21.19 to 22.54	0.3% to 1.0%	3.6%
	2019	73,230	3,353	21.13 to 22.33	25.5% to 26.4%	2.3%
	2018	63,620	3,671	16.84 to 17.67	(10.0%) to (9.4%)	2.0%
	2017	79,799	4,160	18.72 to 19.50	15.4% to 16.2%	2.1%

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
MainStay VP U.S. Government Money Market—Initial Class	2021	$44,408	34,816	$1.04 to $1.50	(0.7%) to 0.0%	0.0%
	2020	62,922	49,659	1.04 to 1.51	(0.5%) to 0.2%	0.2%
	2019	36,872	28,736	1.04 to 1.51	1.1% to 1.8%	1.8%
	2018	45,526	36,322	1.02 to 1.50	0.7% to 1.4%	1.4%
	2017	44,892	35,173	1.00 to 1.49	(0.3%) to 0.4%	0.4%
MainStay VP Wellington Growth—Initial Class	2021	$297,591	5,091	$32.50 to $83.08	18.9% to 19.7%	0.3%
	2020	263,128	5,353	27.28 to 69.86	31.4% to 32.3%	0.6%
	2019	214,688	5,788	20.72 to 53.18	29.1% to 30.0%	0.6%
	2018	178,353	6,219	16.02 to 41.19	(4.9%) to (4.2%)	0.6%
	2017	202,459	6,724	16.81 to 43.32	29.5% to 30.4%	0.3%
MainStay VP Wellington Mid Cap—Initial Class	2021	$118,181	1,896	$54.96 to $66.43	19.2% to 20.0%	0.6%
	2020	105,460	2,026	46.12 to 55.36	10.5% to 11.3%	1.0%
	2019	105,960	2,262	41.74 to 49.75	22.0% to 22.9%	1.1%
	2018	89,281	2,342	34.21 to 40.49	(12.6%) to (12.0%)	1.0%
	2017	107,400	2,479	39.13 to 45.99	18.3% to 19.1%	1.1%
MainStay VP Wellington Small Cap—Initial Class	2021	$52,453	3,002	$16.97 to $17.66	17.2% to 18.0%	0.4%
	2020	47,015	3,170	14.48 to 14.96	9.5% to 10.2%	0.1%
	2019	43,830	3,252	13.23 to 13.58	17.0% to 17.8%	0.2%
	2018	15,101	1,316	11.31 to 11.52	(15.7%) to (15.1%)	0.0%
	2017	18,481	1,365	13.42 to 13.57	13.1% to 13.9%	0.0%
MainStay VP Wellington U.S. Equity—Initial Class	2021	$154,495	2,089	$47.53 to $121.97	27.9% to 28.8%	0.9%
	2020	126,918	2,201	37.10 to 95.38	14.7% to 15.6%	1.6%
	2019	117,910	2,364	32.26 to 83.12	25.3% to 26.2%	1.5%
	2018	99,909	2,504	25.69 to 66.32	(6.5%) to (5.8%)	1.6%
	2017	112,153	2,637	27.43 to 70.94	22.0% to 22.8%	1.4%
MainStay VP Winslow Large Cap Growth—Initial Class	2021	$141,034	2,161	$44.77 to $76.94	23.6% to 24.5%	0.0%
	2020	112,987	2,169	36.20 to 61.79	36.2% to 37.2%	0.0%
	2019	83,741	2,209	26.58 to 45.05	32.7% to 33.6%	0.0%
	2018	63,596	2,236	20.03 to 33.71	2.8% to 3.6%	0.0%
	2017	60,129	2,209	19.48 to 32.55	31.5% to 32.4%	0.0%
AB VPS International Value Portfolio—Class A	2021	$—	—	$13.37 to $13.37	11.1% to 11.1%	0.0%
	2020	—	—	12.04 to 12.04	2.5% to 2.5%	0.0%
	2019	—	—	11.75 to 11.75	17.1% to 17.1%	3.0%
	2018	—	—	10.03 to 10.03	(22.8%) to (22.8%)	3.8%
	2017	—	—	12.99 to 12.99	25.4% to 25.4%	6.7%
AB VPS Small/Mid Cap Value Portfolio—Class A	2021	$19,369	550	$32.06 to $36.27	35.0% to 35.9%	0.8%
	2020	12,683	489	23.75 to 26.68	2.6% to 3.4%	1.1%
	2019	11,337	452	23.14 to 25.81	19.3% to 20.1%	0.6%
	2018	9,402	450	19.40 to 21.49	(15.6%) to (15.0%)	0.5%
	2017	11,673	475	22.99 to 25.29	12.4% to 13.1%	0.5%

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
Alger Capital Appreciation Portfolio—Class I-2	2021	$3,559	29	$53.43 to $127.08	19.1% to 19.1%	0.0%
	2020	3,054	30	44.85 to 106.68	41.8% to 41.8%	0.0%
	2019	2,191	31	31.64 to 75.25	33.6% to 33.6%	0.0%
	2018	1,610	30	23.69 to 56.34	(0.1%) to (0.1%)	0.1%
	2017	1,949	36	23.71 to 56.39	31.1% to 31.1%	0.2%
American Century Investments® VP Inflation Protection Fund—Class II	2021	$379	19	$14.98 to $19.76	6.3% to 6.3%	3.2%
	2020	356	20	14.10 to 18.59	9.6% to 9.6%	1.4%
	2019	330	20	12.87 to 16.97	8.9% to 8.9%	2.3%
	2018	306	20	11.82 to 15.58	(2.8%) to (2.8%)	2.9%
	2017	314	20	12.16 to 16.04	3.7% to 3.7%	2.7%
American Century Investments® VP International Fund—Class II	2021	$3,518	82	$42.98 to $42.98	8.6% to 8.6%	0.0%
	2020	3,395	86	39.58 to 39.58	25.7% to 25.7%	0.4%
	2019	2,761	88	31.50 to 31.50	28.1% to 28.1%	0.8%
	2018	2,534	103	24.58 to 24.58	(15.3%) to (15.3%)	1.1%
	2017	2,987	103	29.02 to 29.02	30.9% to 30.9%	0.7%
American Century Investments® VP Value Fund—Class II	2021	$4,353	83	$52.34 to $52.34	24.3% to 24.3%	1.6%
	2020	3,731	89	42.11 to 42.11	0.8% to 0.8%	2.2%
	2019	3,492	84	41.76 to 41.76	26.9% to 26.9%	1.9%
	2018	3,134	95	32.91 to 32.91	(9.3%) to (9.3%)	1.5%
	2017	3,642	100	36.27 to 36.27	8.6% to 8.6%	1.5%
American Funds IS Asset Allocation Fund—Class 2	2021	$6,598	443	$14.68 to $15.07	14.3% to 15.1%	1.8%
	2020	3,602	278	12.85 to 13.09	11.7% to 12.5%	1.8%
	2019	2,581	223	11.50 to 11.64	20.4% to 21.2%	2.3%
	2018	607	63	9.56 to 9.56	(4.4%) to (4.0%)	3.0%
American Funds IS Global Small Capitalization Fund—Class 2	2021	$7,304	377	$18.60 to $19.49	6.0% to 6.7%	0.0%
	2020	5,623	310	17.55 to 18.26	28.8% to 29.7%	0.2%
	2019	3,403	243	13.62 to 14.08	30.6% to 31.5%	0.2%
	2018	1,440	135	10.43 to 10.70	(11.2%) to (10.5%)	0.1%
	2017	951	80	11.74 to 11.96	25.0% to 25.9%	0.4%
American Funds IS Growth Fund—Class 2	2021	$18,095	736	$24.06 to $24.77	21.1% to 22.0%	0.2%
	2020	9,162	455	19.86 to 20.30	51.0% to 52.1%	0.3%
	2019	3,909	294	13.15 to 13.35	29.9% to 30.8%	0.8%
	2018	1,266	124	10.13 to 10.21	(0.9%) to (0.2%)	0.7%
	2017	54	5	10.23 to 10.23	2.3% to 2.3%	0.2%
American Funds IS New World Fund®—Class 2	2021	$19,031	1,088	$16.69 to $17.61	4.2% to 4.9%	0.9%
	2020	18,510	1,109	16.02 to 16.78	22.7% to 23.6%	0.1%
	2019	15,143	1,122	13.05 to 13.58	28.2% to 29.1%	1.0%
	2018	10,693	1,023	10.18 to 10.51	(14.6%) to (14.0%)	0.9%
	2017	8,692	714	11.92 to 12.23	28.5% to 29.4%	1.0%

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
American Funds IS Washington Mutual Investors Fund—Class 2	2021	$10,209	629	$15.88 to $16.34	26.9% to 27.8%	1.5%
	2020	6,776	532	12.51 to 12.79	7.9% to 8.7%	1.9%
	2019	5,263	449	11.59 to 11.77	20.5% to 21.4%	2.1%
	2018	3,000	310	9.62 to 9.69	(9.3%) to (8.7%)	2.9%
	2017	80	8	10.60 to 10.61	6.0% to 6.1%	2.0%
BlackRock® Global Allocation V.I. Fund—Class I	2021	$25,292	1,786	$13.88 to $14.24	5.9% to 6.7%	1.0%
	2020	21,696	1,632	13.10 to 13.35	20.2% to 21.0%	1.3%
	2019	18,114	1,647	10.90 to 11.03	17.2% to 18.0%	1.2%
	2018	16,843	1,805	9.32 to 9.35	(7.0%) to (6.5%)	1.0%
BlackRock® High Yield V.I. Fund—Class I	2021	$7,525	516	$13.98 to $14.76	4.6% to 5.3%	4.4%
	2020	5,255	379	13.37 to 14.01	6.5% to 7.3%	5.2%
	2019	4,345	336	12.55 to 13.06	14.5% to 15.3%	5.3%
	2018	2,945	262	10.96 to 11.32	(3.3%) to (2.7%)	5.4%
	2017	2,562	222	11.34 to 11.63	6.6% to 7.3%	5.1%
BNY Mellon IP Technology Growth Portfolio—Initial Shares	2021	$71,053	802	$66.98 to $99.90	12.1% to 12.9%	0.0%
	2020	60,724	777	59.73 to 88.47	68.7% to 69.9%	0.2%
	2019	36,399	791	35.40 to 52.06	24.9% to 25.8%	0.0%
	2018	29,623	811	28.33 to 41.38	(1.7%) to (1.0%)	0.0%
	2017	29,004	783	28.81 to 41.79	41.6% to 42.6%	0.0%
BNY Mellon VIF Opportunistic Small Cap Portfolio—Initial Shares	2021	$3,988	91	$44.00 to $44.00	16.5% to 16.5%	0.1%
	2020	3,484	92	37.78 to 37.78	19.9% to 19.9%	0.6%
	2019	2,963	94	31.51 to 31.51	21.8% to 21.8%	0.0%
	2018	2,515	97	25.88 to 25.88	(19.1%) to (19.1%)	0.0%
	2017	3,168	99	31.98 to 31.98	24.7% to 24.7%	0.0%
ClearBridge Variable Appreciation Portfolio—Class I	2021	$3,894	193	$19.62 to $20.27	22.8% to 23.7%	0.7%
	2020	2,635	161	15.98 to 16.39	14.0% to 14.8%	1.2%
	2019	1,807	127	14.02 to 14.28	29.0% to 29.9%	0.0%
	2018	798	73	10.87 to 11.00	(2.4%) to (1.7%)	0.0%
	2017	463	41	11.14 to 11.19	11.4% to 11.9%	0.0%
Columbia Variable Portfolio—Commodity Strategy Fund—Class 1	2021	$1,044	99	$10.17 to $10.66	31.7% to 32.6%	0.2%
	2020	852	107	7.72 to 8.03	(2.0%) to (1.3%)	21.0%
	2019	699	86	7.88 to 8.14	7.0% to 7.8%	1.2%
	2018	602	80	7.36 to 7.55	(14.4%) to (13.8%)	0.1%
	2017	714	82	8.59 to 8.76	1.1% to 1.8%	6.2%
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 1	2021	$3,890	301	$12.42 to $13.01	(2.9%) to (2.2%)	4.0%
	2020	3,282	248	12.79 to 13.31	6.7% to 7.4%	3.6%
	2019	2,429	197	11.99 to 12.39	11.6% to 12.4%	5.0%
	2018	1,342	123	10.74 to 11.02	(7.7%) to (7.0%)	4.5%
	2017	928	79	11.64 to 11.86	11.1% to 11.9%	4.5%

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
Columbia Variable Portfolio—Small Cap Value Fund— Class 2	2021	$36	1	$27.37 to $27.37	28.8% to 28.8%	0.5%
	2020	27	1	21.25 to 21.25	8.6% to 8.6%	0.3%
	2019	21	1	19.57 to 19.57	21.0% to 21.0%	0.3%
	2018	16	1	16.18 to 16.18	(18.2%) to (18.2%)	0.1%
	2017	31	2	19.77 to 19.77	14.0% to 14.0%	0.3%
Delaware VIP® Emerging Markets Series—Standard Class	2021	$10,370	552	$16.23 to $19.04	(3.5%) to (2.8%)	0.3%
	2020	7,772	402	16.71 to 19.59	24.2% to 25.1%	0.8%
	2019	5,261	340	13.36 to 15.66	21.8% to 22.6%	0.7%
	2018	4,385	348	10.89 to 12.77	(16.4%) to (15.8%)	3.4%
	2017	4,529	303	12.94 to 15.17	39.6% to 40.6%	0.5%
Delaware VIP® International Series—Standard Class	2021	$2	—	$10.88 to $10.88	6.9% to 6.9%	0.9%
	2020	2	—	10.18 to 10.18	1.8% to 1.8%	0.0%
Delaware VIP® Small Cap Value Series—Standard Class	2021	$13,981	493	$26.89 to $29.32	33.5% to 34.4%	0.8%
	2020	11,927	565	20.15 to 21.81	(2.6%) to (1.9%)	1.4%
	2019	12,446	578	20.68 to 22.24	27.2% to 28.1%	1.0%
	2018	9,143	543	16.25 to 17.35	(17.3%) to (16.7%)	0.8%
	2017	9,433	467	19.65 to 20.84	11.3% to 12.0%	0.8%
DFA VA Global Bond Portfolio	2021	$124	10	$11.84 to $11.84	(1.0%) to (1.0%)	0.7%
	2020	125	10	11.96 to 11.96	1.5% to 1.5%	0.1%
	2019	12	1	11.79 to 11.79	4.2% to 4.2%	1.4%
	2018	13	1	11.32 to 11.32	1.7% to 1.7%	3.4%
	2017	28	3	11.12 to 11.12	2.1% to 2.1%	1.8%
DFA VA International Small Portfolio	2021	$155	7	$22.91 to $22.91	14.6% to 14.6%	2.6%
	2020	135	7	20.00 to 20.00	9.4% to 9.4%	3.3%
	2019	53	3	18.27 to 18.27	23.9% to 23.9%	2.9%
	2018	41	3	14.75 to 14.75	(19.8%) to (19.8%)	1.5%
	2017	60	3	18.38 to 18.38	29.9% to 29.9%	2.5%
DFA VA International Value Portfolio	2021	$228	13	$17.47 to $17.47	18.1% to 18.1%	4.1%
	2020	190	13	14.79 to 14.79	(1.8%) to (1.8%)	4.2%
	2019	71	5	15.06 to 15.06	15.9% to 15.9%	3.6%
	2018	60	5	13.00 to 13.00	(17.1%) to (17.1%)	2.5%
	2017	83	5	15.68 to 15.68	25.8% to 25.8%	2.9%
DFA VA Short-Term Fixed Portfolio	2021	$274	25	$10.76 to $10.76	(0.2%) to (0.2%)	0.0%
	2020	274	25	10.78 to 10.78	0.6% to 0.6%	1.7%
	2019	48	4	10.72 to 10.72	2.5% to 2.5%	2.3%
	2018	45	4	10.45 to 10.45	1.8% to 1.8%	1.4%
	2017	58	6	10.27 to 10.27	0.8% to 0.8%	1.1%

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
DFA VA U.S. Large Value Portfolio	2021	$455	14	$31.71 to $31.71	27.0% to 27.0%	1.8%
	2020	364	15	24.96 to 24.96	(1.4%) to (1.4%)	2.7%
	2019	225	9	25.31 to 25.31	25.8% to 25.8%	2.2%
	2018	173	9	20.12 to 20.12	(12.1%) to (12.1%)	2.2%
	2017	198	9	22.89 to 22.89	19.1% to 19.1%	2.1%
DFA VA U.S. Targeted Value Portfolio	2021	$281	9	$32.35 to $32.35	39.7% to 39.7%	1.4%
	2020	203	9	23.16 to 23.16	4.0% to 4.0%	2.4%
	2019	93	4	22.27 to 22.27	22.6% to 22.6%	1.5%
	2018	74	4	18.17 to 18.17	(15.9%) to (15.9%)	0.9%
	2017	166	8	21.60 to 21.60	9.8% to 9.8%	1.4%
DWS Alternative Asset Allocation VIP—Class A	2021	$8,412	624	$13.01 to $13.54	12.0% to 12.7%	2.0%
	2020	6,783	567	11.62 to 12.01	5.0% to 5.7%	2.6%
	2019	5,215	461	11.07 to 11.36	13.9% to 14.7%	3.3%
	2018	2,751	279	9.72 to 9.90	(9.8%) to (9.1%)	1.9%
	2017	1,941	178	10.78 to 10.90	6.7% to 7.4%	1.6%
DWS Small Cap Index VIP—Class A	2021	$3,116	208	$14.63 to $30.86	13.7% to 14.5%	0.7%
	2020	1,391	104	12.87 to 26.95	18.6% to 19.4%	1.1%
	2019	1,109	99	10.85 to 22.57	24.3% to 25.2%	1.5%
	2018	305	33	8.72 to 18.02	(12.8%) to (11.2%)	0.2%
	2017	32	2	20.30 to 20.30	14.3% to 14.3%	0.9%
DWS Small Mid Cap Value VIP—Class A	2021	$6,346	229	$25.59 to $28.15	29.6% to 30.5%	1.2%
	2020	5,418	258	19.75 to 21.57	(1.5%) to (0.8%)	1.4%
	2019	5,357	253	20.05 to 21.74	20.7% to 21.5%	0.7%
	2018	4,340	248	16.61 to 17.89	(16.6%) to (16.0%)	1.4%
	2017	4,844	231	19.92 to 21.31	9.8% to 10.5%	0.7%
Fidelity® VIP Bond Index Portfolio—Initial Class	2021	$4,201	430	$9.73 to $9.81	(2.6%) to (2.0%)	1.0%
	2020	4,109	411	10.00 to 10.00	(0.0%) to 0.0%	0.9%
Fidelity® VIP ContrafundSM Portfolio—Initial Class	2021	$405,336	4,490	$42.87 to $123.06	26.9% to 27.8%	0.1%
	2020	333,527	4,701	33.54 to 96.94	29.7% to 30.6%	0.2%
	2019	275,095	5,052	25.69 to 74.76	30.7% to 31.6%	0.5%
	2018	222,602	5,353	19.52 to 57.22	(7.0%) to (6.4%)	0.7%
	2017	249,604	5,586	20.85 to 61.55	21.0% to 21.9%	1.0%
Fidelity® VIP Emerging Markets Portfolio—Initial Class	2021	$4,546	330	$13.49 to $13.84	(2.9%) to (2.2%)	2.5%
	2020	2,530	179	13.90 to 14.16	30.4% to 31.3%	0.9%
	2019	1,240	115	10.66 to 10.79	28.6% to 29.5%	2.2%
	2018	361	43	8.29 to 8.33	(17.1%) to (16.7%)	1.3%
Fidelity® VIP Equity-Income PortfolioSM—Initial Class	2021	$110,894	2,284	$30.90 to $60.21	24.0% to 24.9%	1.9%
	2020	89,602	2,295	24.74 to 48.55	6.0% to 6.7%	1.9%
	2019	82,784	2,246	23.19 to 45.82	26.6% to 27.4%	2.0%
	2018	66,278	2,275	18.20 to 36.21	(8.9%) to (8.3%)	2.3%
	2017	74,910	2,345	19.84 to 39.76	12.1% to 12.9%	1.7%

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
Fidelity® VIP Freedom 2020 PortfolioSM—Initial Class	2021	$2,434	125	$18.87 to $20.05	8.7% to 9.5%	1.0%
	2020	2,455	138	17.36 to 18.32	14.3% to 15.1%	1.4%
	2019	2,604	168	15.19 to 15.92	19.3% to 20.1%	2.1%
	2018	2,029	157	12.74 to 13.25	(6.5%) to (5.9%)	1.5%
	2017	2,288	166	13.63 to 14.08	15.8% to 16.6%	1.8%
Fidelity® VIP Freedom 2030 PortfolioSM—Initial Class	2021	$7,456	331	$21.55 to $22.90	11.6% to 12.4%	1.1%
	2020	6,697	334	19.31 to 20.38	16.1% to 16.9%	1.3%
	2019	5,056	294	16.64 to 17.43	23.6% to 24.4%	2.4%
	2018	2,521	182	13.46 to 14.01	(8.4%) to (7.8%)	1.5%
	2017	2,309	154	14.70 to 15.19	20.1% to 21.0%	1.6%
Fidelity® VIP Freedom 2040 PortfolioSM—Initial Class	2021	$8,405	331	$24.26 to $25.78	17.0% to 17.8%	1.0%
	2020	5,823	269	20.74 to 21.88	18.4% to 19.3%	1.0%
	2019	4,290	237	17.51 to 18.34	27.6% to 28.5%	1.9%
	2018	2,994	212	13.72 to 14.27	(10.5%) to (9.9%)	1.2%
	2017	2,860	182	15.33 to 15.84	22.7% to 23.6%	1.5%
Fidelity® VIP Growth Opportunities Portfolio—Initial Class	2021	$42,209	881	$46.03 to $48.56	11.2% to 11.9%	0.0%
	2020	32,774	765	41.40 to 43.38	67.5% to 68.7%	0.0%
	2019	16,763	658	24.72 to 25.72	39.9% to 40.8%	0.2%
	2018	6,398	354	17.68 to 18.26	11.7% to 12.5%	0.1%
	2017	3,432	213	15.83 to 16.24	33.6% to 34.5%	0.3%
Fidelity® VIP Growth Portfolio—Initial Class	2021	$14,160	207	$68.44 to $68.44	23.2% to 23.2%	0.0%
	2020	11,658	210	55.55 to 55.55	43.9% to 43.9%	0.1%
	2019	8,701	225	38.60 to 38.60	34.3% to 34.3%	0.3%
	2018	7,198	250	28.74 to 28.74	(0.2%) to (0.2%)	0.2%
	2017	7,334	255	28.79 to 28.79	35.1% to 35.1%	0.2%
Fidelity® VIP Health Care Portfolio—Initial Class	2021	$9,865	595	$16.38 to $16.69	11.0% to 11.7%	0.1%
	2020	5,930	399	14.76 to 14.93	20.7% to 21.6%	0.9%
	2019	729	59	12.23 to 12.28	22.3% to 22.8%	0.0%
Fidelity® VIP Index 500 Portfolio—Initial Class	2021	$39,031	662	$44.13 to $59.11	28.6% to 28.6%	1.3%
	2020	31,508	687	34.33 to 45.98	18.2% to 18.2%	1.8%
	2019	27,086	699	29.03 to 38.88	31.4% to 31.4%	2.0%
	2018	21,733	736	22.10 to 29.60	(4.5%) to (4.5%)	1.9%
	2017	22,210	719	23.14 to 31.00	21.7% to 21.7%	1.8%
Fidelity® VIP International Index Portfolio—Initial Class	2021	$5,837	513	$11.32 to $11.41	7.0% to 7.7%	2.8%
	2020	4,139	391	10.58 to 10.59	5.8% to 5.9%	1.4%
Fidelity® VIP Investment Grade Bond Portfolio—Initial Class	2021	$2,499	112	$15.27 to $22.83	(0.6%) to (0.6%)	2.0%
	2020	2,554	114	15.36 to 22.96	9.4% to 9.4%	2.5%
	2019	1,245	63	14.04 to 20.99	9.7% to 9.7%	2.7%
	2018	1,194	66	12.80 to 19.14	(0.5%) to (0.5%)	2.5%
	2017	1,199	66	12.87 to 19.24	4.2% to 4.2%	2.4%

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
Fidelity® VIP Mid Cap Portfolio—Initial Class	2021	$21,437	657	$25.79 to $84.43	24.7% to 25.6%	0.6%
	2020	17,725	683	20.68 to 67.22	17.4% to 18.2%	0.7%
	2019	14,304	643	17.62 to 56.88	22.6% to 23.4%	0.9%
	2018	12,962	656	14.37 to 46.07	(15.1%) to (14.5%)	0.7%
	2017	14,154	594	16.93 to 53.91	20.0% to 20.8%	0.7%
Fidelity® VIP Overseas Portfolio—Initial Class	2021	$9,173	233	$22.29 to $39.41	19.7% to 19.7%	0.5%
	2020	7,688	234	18.62 to 32.92	15.6% to 15.6%	0.5%
	2019	6,771	238	16.11 to 28.47	27.8% to 27.8%	1.7%
	2018	5,926	266	12.61 to 22.29	(14.8%) to (14.8%)	1.6%
	2017	7,034	269	14.80 to 26.16	30.3% to 30.3%	1.4%
Franklin Templeton Aggressive Model Portfolio—Class I	2021	$13,772	885	$15.40 to $15.58	18.9% to 19.8%	2.7%
	2020	2,089	161	12.95 to 13.01	29.5% to 30.1%	1.8%
Franklin Templeton Conservative Model Portfolio—Class I	2021	$1,352	117	$11.46 to $11.59	4.2% to 5.0%	2.6%
	2020	998	90	10.99 to 11.04	9.9% to 10.4%	2.7%
Franklin Templeton Moderate Model Portfolio—Class I	2021	$5,660	424	$13.22 to $13.38	11.8% to 12.5%	2.6%
	2020	2,129	179	11.83 to 11.89	18.3% to 18.9%	2.0%
Franklin Templeton Moderately Aggressive Model Portfolio—Class I	2021	$13,282	931	$14.11 to $14.28	14.0% to 14.8%	2.8%
	2020	3,056	246	12.38 to 12.44	23.8% to 24.4%	1.9%
Franklin Templeton Moderately Conservative Model Portfolio—Class I	2021	$2,822	224	$12.47 to $12.61	8.5% to 9.2%	2.8%
	2020	992	86	11.50 to 11.55	15.0% to 15.5%	2.0%
Invesco V.I. Global Real Estate Fund—Series I Shares	2021	$20	1	$20.10 to $20.10	25.7% to 25.7%	1.6%
	2020	32	2	15.99 to 15.99	(12.3%) to (12.3%)	5.2%
	2019	34	2	18.23 to 18.23	23.0% to 23.0%	3.0%
	2018	25	2	14.82 to 14.82	(6.2%) to (6.2%)	3.9%
	2017	24	2	15.79 to 15.79	13.0% to 13.0%	3.2%
Invesco V.I. International Growth Fund—Series I Shares	2021	$23,061	1,199	$17.25 to $20.01	5.2% to 5.9%	1.3%
	2020	22,636	1,245	16.40 to 18.90	13.2% to 14.0%	2.4%
	2019	22,480	1,411	14.49 to 16.58	27.7% to 28.6%	1.6%
	2018	18,540	1,497	11.35 to 12.90	(15.6%) to (15.0%)	2.1%
	2017	19,845	1,364	13.44 to 15.17	22.1% to 23.0%	1.5%
Invesco V.I. Main Street Small Cap Fund®—Series I Shares	2021	$1,071	56	$18.77 to $18.99	21.7% to 22.6%	0.4%
	2020	264	17	15.42 to 15.49	54.2% to 54.9%	0.4%
Janus Henderson Enterprise Portfolio—Institutional Shares	2021	$21,408	990	$18.70 to $96.98	16.0% to 16.8%	0.3%
	2020	13,691	708	16.12 to 83.01	18.6% to 19.5%	0.1%
	2019	10,082	606	13.58 to 69.48	34.5% to 35.5%	0.2%
	2018	3,879	265	10.10 to 51.28	(1.1%) to (0.4%)	0.2%
	2017	1,589	35	10.21 to 51.49	2.1% to 27.4%	0.2%

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
Janus Henderson Forty Portfolio—Institutional Shares	2021	$28	—	$56.75 to $56.75	22.9% to 22.9%	0.0%
	2020	23	1	46.18 to 46.18	39.4% to 39.4%	0.3%
	2019	16	—	33.13 to 33.13	37.2% to 37.2%	0.2%
	2018	16	1	24.15 to 24.15	2.0% to 2.0%	0.0%
	2017	17	1	23.68 to 23.68	30.3% to 30.3%	0.0%
Janus Henderson Global Research Portfolio—Institutional Shares	2021	$130,664	3,404	$29.89 to $52.89	17.3% to 18.1%	0.5%
	2020	114,820	3,509	25.43 to 45.10	19.2% to 20.1%	0.7%
	2019	102,782	3,764	21.29 to 37.83	28.1% to 29.0%	1.0%
	2018	85,831	4,035	16.58 to 29.52	(7.5%) to (6.9%)	1.1%
	2017	98,312	4,293	17.89 to 31.92	26.1% to 27.0%	0.8%
LVIP Baron Growth Opportunities Fund—Service Class	2021	$27	1	$45.45 to $45.45	18.7% to 18.7%	0.0%
	2020	39	1	38.29 to 38.29	34.1% to 34.1%	0.0%
	2019	20	1	28.55 to 28.55	36.4% to 36.4%	0.0%
	2018	15	1	20.94 to 20.94	(3.9%) to (3.9%)	0.0%
	2017	16	1	21.79 to 21.79	27.2% to 27.2%	0.0%
LVIP Delaware Diversified Income Fund—Standard Class	2021	$56	4	$15.14 to $15.14	(1.3%) to (1.3%)	4.9%
	2020	72	5	15.34 to 15.34	11.0% to 11.0%	2.7%
	2019	63	5	13.81 to 13.81	10.4% to 10.4%	3.7%
	2018	56	4	12.51 to 12.51	(2.1%) to (2.1%)	3.1%
	2017	53	4	12.78 to 12.78	5.2% to 5.2%	2.7%
LVIP Delaware Value Fund—Standard Class	2021	$93	3	$34.10 to $34.10	22.4% to 22.4%	5.3%
	2020	99	4	27.86 to 27.86	0.4% to 0.4%	2.1%
	2019	98	4	27.74 to 27.74	20.0% to 20.0%	1.7%
	2018	81	3	23.13 to 23.13	(2.7%) to (2.7%)	1.6%
	2017	79	3	23.77 to 23.77	13.8% to 13.8%	1.7%
LVIP SSgA Mid-Cap Index Fund—Standard Class	2021	$1,927	123	$15.42 to $15.82	23.5% to 24.4%	1.2%
	2020	1,132	89	12.48 to 12.72	12.4% to 13.2%	1.2%
	2019	1,980	176	11.11 to 11.24	24.9% to 25.8%	2.1%
	2018	217	24	8.89 to 8.89	(11.1%) to (10.7%)	2.7%
MFS® International Intrinsic Value Portfolio—Initial Class	2021	$21,390	738	$27.54 to $31.10	9.8% to 10.6%	0.3%
	2020	19,008	725	25.09 to 28.13	19.7% to 20.5%	1.0%
	2019	17,861	819	20.96 to 23.34	25.1% to 25.9%	1.9%
	2018	15,192	877	16.76 to 18.53	(10.1%) to (9.5%)	1.1%
	2017	14,042	733	18.65 to 20.47	26.3% to 27.1%	1.5%
MFS® Investors Trust Series—Initial Class	2021	$15,932	602	$25.11 to $55.69	25.9% to 26.8%	0.6%
	2020	12,996	623	19.94 to 43.92	13.1% to 13.9%	0.6%
	2019	10,529	574	17.63 to 38.57	30.7% to 31.6%	0.7%
	2018	6,940	498	13.49 to 29.31	(6.2%) to (5.5%)	0.7%
	2017	5,717	384	14.38 to 31.01	22.5% to 23.3%	0.8%
MFS® Mid Cap Value Portfolio—Initial Class	2021	$11,700	650	$13.76 to $18.04	30.1% to 31.0%	0.8%
	2020	7,042	512	10.50 to 13.78	5.0% to 37.8%	0.8%

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
MFS® New Discovery Series—Initial Class	2021	$15,485	341	$35.93 to $74.23	1.1% to 1.8%	0.0%
	2020	15,662	351	35.54 to 72.92	44.9% to 45.9%	0.0%
	2019	11,788	386	24.53 to 49.98	40.7% to 41.7%	0.0%
	2018	7,507	343	17.43 to 35.27	(2.2%) to (1.5%)	0.0%
	2017	6,668	286	17.82 to 35.80	25.8% to 26.7%	0.0%
MFS® Research Series—Initial Class	2021	$5,903	158	$35.31 to $37.78	23.9% to 24.8%	0.5%
	2020	4,872	163	28.49 to 41.13	15.8% to 16.6%	0.7%
	2019	3,943	153	24.61 to 35.28	32.0% to 32.9%	0.8%
	2018	2,243	116	18.64 to 26.54	(5.0%) to (4.4%)	0.7%
	2017	1,772	87	19.63 to 27.75	22.5% to 23.4%	1.3%
MFS® Total Return Bond Series—Initial Class	2021	$12	1	$15.31 to $15.31	(0.8%) to (0.8%)	3.7%
	2020	46	3	15.43 to 15.43	8.5% to 8.5%	4.0%
	2019	65	5	14.23 to 14.23	10.2% to 10.2%	4.4%
	2018	24	2	12.91 to 12.91	(1.1%) to (1.1%)	3.3%
	2017	23	2	13.05 to 13.05	4.5% to 4.5%	3.5%
MFS® Value Series—Initial Class	2021	$6	—	$33.41 to $33.41	25.5% to 25.5%	1.8%
	2020	16	1	26.63 to 26.63	3.5% to 3.5%	1.6%
	2019	14	1	25.74 to 25.74	29.8% to 29.8%	2.2%
	2018	9	—	19.83 to 19.83	(10.1%) to (10.1%)	1.6%
	2017	9	—	22.05 to 22.05	17.7% to 17.7%	2.0%
Morgan Stanley VIF Emerging Markets Debt Portfolio—Class I	2021	$433	14	$30.32 to $30.32	(2.0%) to (2.0%)	5.2%
	2020	425	14	30.95 to 30.95	5.5% to 5.5%	4.5%
	2019	408	14	29.32 to 29.32	14.3% to 14.3%	5.3%
	2018	415	16	25.66 to 25.66	(6.9%) to (6.9%)	6.0%
	2017	504	18	27.58 to 27.58	9.7% to 9.7%	5.3%
Morgan Stanley VIF U.S. Real Estate Portfolio—Class I	2021	$26,788	1,181	$19.79 to $53.00	38.8% to 39.8%	2.0%
	2020	20,065	1,238	14.25 to 37.91	(17.4%) to (16.9%)	2.9%
	2019	23,746	1,217	17.26 to 45.59	18.1% to 18.9%	1.9%
	2018	20,633	1,259	14.62 to 38.33	(8.4%) to (7.7%)	2.8%
	2017	24,019	1,353	15.95 to 41.54	2.4% to 3.1%	1.5%
Neuberger Berman AMT Mid Cap Growth Portfolio—Class I	2021	$25,583	686	$33.70 to $78.19	12.2% to 13.0%	0.0%
	2020	21,542	650	30.03 to 69.20	39.0% to 40.0%	0.0%
	2019	15,137	639	21.60 to 49.43	31.8% to 32.7%	0.0%
	2018	12,082	679	16.39 to 37.24	(7.1%) to (6.4%)	0.0%
	2017	13,237	693	17.63 to 39.79	24.4% to 25.3%	0.0%
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Administrative Class	2021	$136	7	$18.72 to $18.72	(4.2%) to (4.2%)	5.3%
	2020	183	9	19.53 to 19.53	10.1% to 10.1%	2.4%
	2019	138	8	17.73 to 17.73	6.1% to 6.1%	2.5%
	2018	147	9	16.71 to 16.71	(4.2%) to (4.2%)	6.5%
	2017	163	9	17.44 to 17.44	8.6% to 8.6%	1.9%

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
PIMCO VIT Income Portfolio—Institutional Class	2021	$893	78	$11.35 to $11.49	1.4% to 2.1%	3.0%
	2020	708	63	11.21 to 11.24	12.1% to 12.4%	2.3%
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Institutional Class	2021	$11,468	857	$12.79 to $13.49	(2.5%) to (1.8%)	1.7%
	2020	10,315	756	13.12 to 13.74	5.0% to 5.7%	5.8%
	2019	9,096	705	12.49 to 13.00	6.4% to 7.2%	1.9%
	2018	7,474	620	11.74 to 12.13	1.6% to 2.3%	1.5%
	2017	6,486	550	11.56 to 11.86	2.2% to 2.9%	5.5%
PIMCO VIT Low Duration Portfolio—Administrative Class	2021	$606	43	$14.09 to $14.09	(0.9%) to (0.9%)	0.5%
	2020	623	44	14.23 to 14.23	3.0% to 3.0%	1.2%
	2019	618	45	13.81 to 13.81	4.0% to 4.0%	2.8%
	2018	605	46	13.28 to 13.28	0.3% to 0.3%	1.9%
	2017	651	49	13.23 to 13.23	1.3% to 1.3%	1.3%
PIMCO VIT Low Duration Portfolio—Institutional Class	2021	$5,534	507	$10.53 to $10.96	(1.5%) to (0.8%)	0.7%
	2020	3,080	281	10.69 to 11.05	2.4% to 3.1%	1.2%
	2019	1,536	144	10.44 to 10.71	3.5% to 4.2%	2.9%
	2018	1,439	141	10.09 to 10.28	(0.2%) to 0.5%	2.1%
	2017	1,072	105	10.11 to 10.23	0.8% to 1.5%	1.4%
PIMCO VIT Total Return Portfolio—Administrative Class	2021	$1,778	87	$14.59 to $21.06	(1.3%) to (1.3%)	1.8%
	2020	1,868	91	14.78 to 21.33	8.6% to 8.6%	2.1%
	2019	1,722	91	13.60 to 19.63	8.4% to 8.4%	3.0%
	2018	1,609	92	12.55 to 18.12	(0.5%) to (0.5%)	2.5%
	2017	1,462	83	12.62 to 18.21	4.9% to 4.9%	2.0%
PIMCO VIT Total Return Portfolio—Institutional Class	2021	$19,825	1,554	$12.28 to $12.95	(1.8%) to (1.1%)	2.0%
	2020	18,046	1,396	12.50 to 13.10	8.1% to 8.8%	2.2%
	2019	12,934	1,087	11.57 to 12.04	7.8% to 8.5%	3.1%
	2018	9,258	842	10.74 to 11.09	(1.1%) to (0.4%)	2.7%
	2017	7,760	702	10.85 to 11.14	4.3% to 5.1%	2.1%
T. Rowe Price All-Cap Opportunities Portfolio	2021	$14	—	$55.87 to $55.87	20.8% to 20.8%	0.0%
	2020	12	—	46.26 to 46.26	44.4% to 44.4%	0.0%
	2019	9	—	32.04 to 32.04	34.9% to 34.9%	0.4%
	2018	6	—	23.74 to 23.74	1.2% to 1.2%	0.2%
	2017	6	—	23.47 to 23.47	34.4% to 34.4%	0.1%
T. Rowe Price Blue Chip Growth Portfolio	2021	$148	3	$54.75 to $54.75	17.6% to 17.6%	0.0%
	2020	136	3	46.55 to 46.55	34.3% to 34.3%	0.0%
	2019	103	3	34.66 to 34.66	29.9% to 29.9%	0.0%
	2018	77	3	26.69 to 26.69	1.9% to 1.9%	0.0%
	2017	73	3	26.19 to 26.19	36.2% to 36.2%	0.0%

NYLIAC VUL Separate Account-I
Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000's)	Units Outstanding (in 000's)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
T. Rowe Price International Stock Portfolio	2021	$34	2	$18.97 to $18.97	1.3% to 1.3%	0.6%
	2020	36	2	18.72 to 18.72	14.4% to 14.4%	0.6%
	2019	30	2	16.36 to 16.36	27.8% to 27.8%	2.5%
	2018	24	2	12.80 to 12.80	(14.2%) to (14.2%)	1.4%
	2017	26	2	14.92 to 14.92	27.9% to 27.9%	1.1%
T. Rowe Price Limited-Term Bond Portfolio	2021	$235	15	$11.94 to $16.09	0.1% to 0.1%	1.3%
	2020	235	16	11.93 to 16.07	4.7% to 4.7%	2.0%
	2019	222	16	11.39 to 15.34	4.4% to 4.4%	2.5%
	2018	352	25	10.92 to 14.70	1.2% to 1.2%	2.0%
	2017	386	27	10.79 to 14.53	1.1% to 1.1%	1.5%
The Merger Fund VL	2021	$30	2	$13.81 to $13.81	1.1% to 1.1%	0.0%
	2020	39	3	13.66 to 13.66	7.4% to 7.4%	0.0%
	2019	34	3	12.72 to 12.72	6.2% to 6.2%	0.7%
	2018	33	3	11.98 to 11.98	7.1% to 7.1%	0.7%
	2017	31	3	11.19 to 11.19	2.6% to 2.6%	0.0%

Not all investment divisions are available under all policies.
Charges and fees levied by NYLIAC are disclosed in Note 3.
Expenses as a percent of net assets are .05% - 1.00%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.
________________

1     Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period.
2    These amounts represent the dividends excluding distributions of capital gains, received by an Investment Division from the underlying Fund, net of management fees assessed by the Fund manager, divided by the average investment at net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying Fund in which the Investment Division invests. Annualized percentages are shown for the Investment Income Ratio for all Investment Divisions in all periods.

Report of Independent Registered Public Accounting Firm
To the Board of Directors of New York Life Insurance and Annuity Corporation and the Policyowners of NYLIAC Variable Universal Life Separate Account-I

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the investment divisions of NYLIAC Variable Universal Life Separate Account-I indicated in the table below as of December 31, 2021, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the investment divisions of NYLIAC Variable Universal Life Separate Account-I as of December 31, 2021, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

MainStay VP Balanced—Initial Class (1)	American Funds IS Growth Fund—Class 2 (1)	Franklin Templeton Aggressive Model Portfolio—Class I (4)
MainStay VP Bond—Initial Class (1)	American Funds IS New World Fund®—Class 2 (1)	Franklin Templeton Conservative Model Portfolio—Class I (4)
MainStay VP Candriam Emerging Markets Equity—Initial Class (1)	American Funds IS Washington Mutual Investors Fund—Class 2 (1)	Franklin Templeton Moderate Model Portfolio—Class I (4)
MainStay VP CBRE Global Infrastructure—Initial Class (1)	BlackRock ® Global Allocation V.I. Fund—Class I (1)	Franklin Templeton Moderately Aggressive Model Portfolio—Class I (4)
MainStay VP Conservative Allocation—Initial Class (1)	BlackRock ® High Yield V.I. Fund—Class I (1)	Franklin Templeton Moderately Conservative Model Portfolio— Class I (4)
MainStay VP Epoch U.S. Equity Yield—Initial Class (1)	BNY Mellon IP Technology Growth Portfolio—Initial Shares (1)	Invesco V.I. Global Real Estate Fund—Series I Shares (1)
MainStay VP Equity Allocation—Initial Class (1)	BNY Mellon VIF Opportunistic Small Cap Portfolio—Initial Shares (1)	Invesco V.I. International Growth Fund—Series I Shares (1)
MainStay VP Fidelity Institutional AM® Utilities—Initial Class (1)	ClearBridge Variable Appreciation Portfolio—Class I (1)	Invesco V.I. Main Street Small Cap Fund®—Series I Shares (4)
MainStay VP Floating Rate—Initial Class (1)	Columbia Variable Portfolio—Commodity Strategy Fund—Class 1 (1)	Janus Henderson Enterprise Portfolio—Institutional Shares (1)
MainStay VP Growth Allocation—Initial Class (1)	Columbia Variable Portfolio—Emerging Markets Bond Fund— Class 1 (1)	Janus Henderson Forty Portfolio—Institutional Shares (1)
MainStay VP Income Builder—Initial Class (1)	Columbia Variable Portfolio—Small Cap Value Fund—Class 2 (1)	Janus Henderson Global Research Portfolio—Institutional Shares (1)
MainStay VP IQ Hedge Multi- Strategy—Initial Class (1)	Delaware VIP® Emerging Markets Series—Standard Class (1)	LVIP Baron Growth Opportunities Fund—Service Class (1)
MainStay VP Janus Henderson Balanced—Initial Class (1)	Delaware VIP® International Series—Standard Class (2)	LVIP Delaware Diversified Income Fund—Standard Class (1)
MainStay VP MacKay Convertible—Initial Class (1)	Delaware VIP® Small Cap Value Series—Standard Class (1)	LVIP Delaware Value Fund—Standard Class (1)
MainStay VP MacKay Government—Initial Class (1)	DFA VA Global Bond Portfolio (1)	LVIP SSgA Mid-Cap Index Fund—Standard Class (1)
MainStay VP MacKay High Yield Corporate Bond—Initial Class (1)	DFA VA International Small Portfolio (1)	MFS® International Intrinsic Value Portfolio—Initial Class (1)
MainStay VP MacKay International Equity—Initial Class (1)	DFA VA International Value Portfolio (1)	MFS® Investors Trust Series—Initial Class (1)

Report of Independent Registered Public Accounting Firm (Continued)

MainStay VP MacKay S&P 500 Index—Initial Class (1)	DFA VA Short-Term Fixed Portfolio (1)	MFS® Mid Cap Value Portfolio—Initial Class (4)
MainStay VP MacKay Strategic Bond—Initial Class (1)	DFA VA U.S. Large Value Portfolio (1)	MFS® New Discovery Series—Initial Class (1)
MainStay VP Moderate Allocation—Initial Class (1)	DFA VA U.S. Targeted Value Portfolio (1)	MFS® Research Series—Initial Class (1)
MainStay VP Natural Resources—Initial Class (1)	DWS Alternative Asset Allocation VIP—Class A (1)	MFS® Total Return Bond Series—Initial Class (1)
MainStay VP PIMCO Real Return—Initial Class (1)	DWS Small Cap Index VIP—Class A (1)	MFS® Value Series—Initial Class (1)
MainStay VP Small Cap Growth—Initial Class (1)	DWS Small Mid Cap Value VIP— Class A (1)	Morgan Stanley VIF Emerging Markets Debt Portfolio—Class I (1)
MainStay VP T. Rowe Price Equity Income—Initial Class (1)	Fidelity® VIP Bond Index Portfolio—Initial Class (3)	Morgan Stanley VIF U.S. Real Estate Portfolio—Class I (1)
MainStay VP U.S. Government Money Market—Initial Class (1)	Fidelity® VIP ContrafundSM Portfolio—Initial Class (1)	Neuberger Berman AMT Mid Cap Growth Portfolio—Class I (1)
MainStay VP Wellington Growth—Initial Class (1)	Fidelity® VIP Emerging Markets Portfolio—Initial Class (1)	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Administrative Class (1)
MainStay VP Wellington Mid Cap—Initial Class (1)	Fidelity® VIP Equity-Income PortfolioSM—Initial Class (1)	PIMCO VIT Income Portfolio—Institutional Class (4)
MainStay VP Wellington Small Cap—Initial Class (1)	Fidelity® VIP Freedom 2020 PortfolioSM—Initial Class (1)	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Institutional Class (1)
MainStay VP Wellington U.S. Equity—Initial Class (1)	Fidelity® VIP Freedom 2030 PortfolioSM—Initial Class (1)	PIMCO VIT Low Duration Portfolio—Administrative Class (1)
MainStay VP Winslow Large Cap Growth—Initial Class (1)	Fidelity® VIP Freedom 2040 PortfolioSM—Initial Class (1)	PIMCO VIT Low Duration Portfolio—Institutional Class (1)
AB VPS International Value Portfolio—Class A (1)	Fidelity® VIP Growth Opportunities Portfolio—Initial Class (1)	PIMCO VIT Total Return Portfolio—Administrative Class (1)
AB VPS Small/Mid Cap Value Portfolio—Class A (1)	Fidelity ® VIP Growth Portfolio—Initial Class (1)	PIMCO VIT Total Return Portfolio—Institutional Class (1)
Alger Capital Appreciation Portfolio—Class I-2 (1)	Fidelity ® VIP Health Care Portfolio—Initial Class (1)	T. Rowe Price All-Cap Opportunities Portfolio (1)
American Century Investments® VP Inflation Protection Fund—Class II (1)	Fidelity ® VIP Index 500 Portfolio—Initial Class (1)	T. Rowe Price Blue Chip Growth Portfolio (1)
American Century Investments® VP International Fund—Class II (1)	Fidelity ® VIP International Index Portfolio—Initial Class (3)	T. Rowe Price International Stock Portfolio (1)
American Century Investments® VP Value Fund—Class II (1)	Fidelity ® VIP Investment Grade Bond Portfolio—Initial Class (1)	T. Rowe Price Limited-Term Bond Portfolio (1)
American Funds IS Asset Allocation Fund—Class 2 (1)	Fidelity ® VIP Mid Cap Portfolio—Initial Class (1)	The Merger Fund VL (1)
American Funds IS Global Small Capitalization Fund—Class 2 (1)	Fidelity ® VIP Overseas Portfolio—Initial Class (1)

(1) Statement of operations for the year ended December 31, 2021 and statement of changes in net assets for the years ended December 31, 2021 and 2020

Report of Independent Registered Public Accounting Firm (Continued)

(2) Statement of operations for the year ended December 31, 2021, and statement of changes in net assets for the year ended December 31, 2021 and the period December 11, 2020 (commencement of operations) through December 31, 2020

(3) Statement of operations for the year ended December 31, 2021, and statement of changes in net assets for the year ended December 31, 2021 and the period November 23, 2020 (commencement of operations) through December 31, 2020

(4) Statement of operations for the year ended December 31, 2021, and statement of changes in net assets for the year ended December 31, 2021 and the period May 1, 2020 (commencement of operations) through December 31, 2020

Basis for Opinions

These financial statements are the responsibility of the New York Life Insurance and Annuity Corporation management. Our responsibility is to express an opinion on the financial statements of each of the investment divisions of NYLIAC Variable Universal Life Separate Account-I based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the investment divisions of NYLIAC Variable Universal Life Separate Account-I in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2021 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 5, 2022

We have served as the auditor of one or more of the investment divisions of NYLIAC Variable Universal Life Separate Account-I since at least 1994. We have not been able to determine the specific year we began serving as auditor.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly-owned subsidiary of
New York Life Insurance Company)

FINANCIAL STATEMENTS
AND SUPPLEMENTAL SCHEDULES
(STATUTORY BASIS)

December 31, 2021, 2020 and 2019

Report of Independent Auditors

To the Board of Directors of New York Life Insurance and Annuity Corporation:

Opinions

We have audited the accompanying statutory financial statements of New York Life Insurance and Annuity Corporation (the “Company”), which comprise the statutory statements of financial position as of December 31, 2021 and 2020, and the related statutory statements of operations, of changes in capital and surplus, and of cash flows for each of the three years ended December 31, 2021, including the related notes (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2021 and December 31, 2020, and the results of its operations and its cash flows for the years then ended, in accordance with the accounting practices prescribed or permitted by the Delaware State Insurance Department described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2021 and 2020, or the results of its operations or its cash flows for the years then ended.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Delaware State Insurance Department, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America are material.

Emphasis of Matter

As disclosed in Note 11 to the financial statements, the Company has entered into significant related party transactions with New York Life Insurance Company and its affiliates. Our opinion is not modified with respect to this matter.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017-6204

T: (646) 471 3000, www.pwc.com/us

1

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Delaware State Insurance Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

New York, New York

March 10, 2022

2

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF FINANCIAL POSITION

	December 31,
	2021	2020
	(in millions)
Assets
Bonds	$90,767	$89,887
Common and preferred stocks	1,635	1,294
Mortgage loans	14,315	14,955
Policy loans	857	890
Other invested assets	3,237	2,460
Cash, cash equivalents and short-term investments	1,763	2,799
Derivatives	581	515
Total cash and invested assets	113,155	112,800
Investment income due and accrued	715	731
Interest in annuity contracts	9,875	9,537
Other assets	902	496
Separate accounts assets	58,484	50,961
Total assets	$183,131	$174,525
Liabilities, capital and surplus
Liabilities:
Policy reserves	$99,972	$99,955
Deposit funds	1,482	1,524
Policy claims	1,062	326
Separate accounts transfers due and accrued	(1,219)	(1,037)
Obligations under structured settlement agreements	9,875	9,537
Amounts payable under security lending agreements	675	675
Other liabilities	1,194	1,404
Interest maintenance reserve	12	130
Asset valuation reserve	1,874	1,603
Separate accounts liabilities	58,470	50,960
Total liabilities	173,397	165,077
Capital and Surplus:
Capital stock - par value $10,000 (20,000 shares authorized, 2,500 issued and outstanding)	25	25
Gross paid in and contributed surplus	4,458	4,458
Unassigned surplus	5,251	4,965
Total capital and surplus	9,734	9,448
Total liabilities, capital and surplus	$183,131	$174,525
See accompanying notes to financial statements.

3

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF OPERATIONS

	Years Ended December 31,
	2021	2020	2019
	(in millions)
Income
Premiums	$14,012	$12,657	$13,344
Net investment income	4,261	4,140	4,300
Other income	1,073	977	969
Total income	19,346	17,774	18,613
Benefits and expenses
Benefit payments:
Death benefits	2,343	929	745
Annuity benefits	3,430	3,247	3,145
Surrender benefits	9,054	8,126	8,494
Other benefits	87	115	91
Total benefit payments	14,914	12,417	12,475
Additions to policy reserves	418	2,803	3,075
Net transfers to separate accounts	1,909	710	698
Operating expenses	1,432	1,382	1,487
Total benefits and expenses	18,673	17,312	17,735
Gain from operations before federal and foreign income taxes	673	462	878
Federal and foreign income taxes	187	102	227
Net gain from operations	486	360	651
Net realized capital losses, after taxes and transfers to interest maintenance reserve	(157)	(177)	(20)
Net income	$329	$183	$631
See accompanying notes to financial statements.

4

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

	Years Ended December 31,
	2021	2020	2019
	(in millions)
Capital and surplus, beginning of year	$9,448	$9,355	$8,586
Net increase/(decrease) due to:
Net income	329	183	631
Change in net unrealized capital gains on investments	589	206	386
Change in nonadmitted assets	(7)	2	(93)
Change in asset valuation reserve	(271)	(43)	(348)
Change in reserve valuation basis	536	(16)	—
Change in net deferred income tax	106	162	109
Dividends to Parent	(942)	(932)	—
Prior period corrections	(77)	—	89
Additional paid in surplus	—	530	—
Other adjustments, net	23	1	(5)
Net increase	286	93	769
Capital and surplus, end of year	$9,734	$9,448	$9,355
See accompanying notes to financial statements.

5

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2021	2020	2019
	(in millions)
Cash flows from operating activities:
Premiums received	$13,623	$12,665	$13,351
Net investment income received	4,237	3,849	4,374
Other	1,080	974	954
Total received	18,940	17,488	18,679
Benefits and other payments	14,154	12,281	12,418
Net transfers to separate accounts	2,020	764	766
Operating expenses	1,356	1,298	1,725
Federal income taxes	285	65	136
Total paid	17,815	14,408	15,045
Net cash from operating activities	1,125	3,080	3,634
Cash flows used in investing activities:
Proceeds from investments sold	8,403	5,035	2,329
Proceeds from investments matured or repaid	12,844	9,733	12,174
Cost of investments acquired	(22,397)	(15,553)	(18,668)
Net change in policy loans	34	17	(17)
Net cash used in investing activities	(1,116)	(768)	(4,182)
Cash flows (used in) from financing and miscellaneous activities:
Dividends to New York Life	(942)	(932)	—
Other miscellaneous uses	(103)	(17)	93
Net cash (used in) from financing and miscellaneous activities	(1,045)	(949)	93
Net increase (decrease) in cash, cash equivalents and short-term investments	(1,036)	1,363	(455)
Cash, cash equivalents and short-term investments, beginning of year	2,799	1,436	1,891
Cash, cash equivalents and short-term investments, end of year	$1,763	$2,799	$1,436
See accompanying notes to financial statements.

6

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF CASH FLOWS (supplemental)

	Years Ended December 31,
	2021	2020	2019
	(in millions)
Non-cash activities during the year not included in the Statutory Statements of Cash Flows:
Bonds to be announced commitments - purchased/sold	$1,535	$10	$133
Exchange/conversion of bonds to bonds	$1,348	$471	$498
Dividend to New York Life paid in bonds	$402	$—	$—
Capitalized interest on bonds and mortgage loans	$119	$125	$132
Low-income housing tax credit future commitments	$80	$4	$2
Depreciation/amortization on fixed assets	$73	$77	$81
Transfer of mortgage loans to other invested assets	$72	$40	$—
Transfer of bond investment to other invested assets	$66	$72	$—
Other invested assets stock distribution	$16	$—	$—
Exchange of bonds to stocks	$3	$19	$7
Contribution from New York Life in bonds	$—	$530	$—
Other	$5	$9	$13
See accompanying notes to financial statements.

7

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
December 31, 2021, 2020 and 2019

NOTE 1 - NATURE OF OPERATIONS

New York Life Insurance and Annuity Corporation (“the Company”), domiciled in the State of Delaware, is a direct, wholly-owned subsidiary of New York Life Insurance Company (“New York Life”). The Company’s primary business operations are its life and annuity business and its investment management activities. The Company offers a wide variety of interest sensitive and variable life insurance and annuity products to a large cross section of the insurance market. The Company markets its products in all 50 states of the United States of America and the District of Columbia, primarily through New York Life’s career agency force, with certain products also marketed through independent brokers, brokerage general agents and banks.

NOTE 2 - BASIS OF PRESENTATION

The accompanying financial statements have been prepared using accounting practices prescribed or permitted by the Delaware State Insurance Department (“DSID”) or “statutory accounting practices”), which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The DSID recognizes only statutory accounting practices prescribed or permitted by the State of Delaware for determining and reporting the financial position and results of operations of an insurance company and for determining its solvency under the Delaware State Insurance Law. The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed or permitted practices by the State of Delaware. Prescribed statutory accounting practices include state laws and regulations. Permitted statutory accounting practices encompass accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company has no permitted practices.

Prior Period Corrections

In 2021, the Company corrected its assumption of the duration in which bank owned life insurance policies paid premiums under the Universal Life Commissioners Reserve Valuation Methodology. As a result, the Company recorded prior period corrections decreasing surplus by $77 million in 2021.

In 2019, the Company evaluated its reserves for the fixed deferred annuity product with guaranteed income benefits dating back to 2014. As a result of the evaluation, the Company reduced its reserves and recorded a prior period correction to increase surplus by $64 million after-tax in 2019.
In 2019, the Company determined it had understated its federal income tax benefits related to income on certain investments in tax exempt municipal bonds. As a result, the Company recorded a prior period correction increasing surplus by $25 million in 2019, reflecting the impact for the years 2014-2018.

8

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES
Use of Estimates
The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Management is also required to disclose contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results may differ from those estimates.

Bonds

Bonds are stated at amortized cost using the interest method. Bonds in or near default (rated NAIC 6) are stated at the lower of amortized cost or fair value. Refer to Note 9 - Fair Value Measurements for a discussion of the valuation approach and methods for bonds.
Under NAIC SAP, certain Securities Valuation Office ("SVO")-Identfied Investments which include certain SVO approved exchange traded funds ("ETFs") and mutual funds are eligible for classification as bonds as identified in the NAIC’s SVO Purposes and Procedure Manual. SVO-Identified bond ETFs are stated at fair value and reported as bonds.The interest method for loan-backed and structured securities, which are included in bonds, uses current assumptions of projected cash flows. Amortization of premium or accretion of discount from the purchase of these securities considers the estimated timing and amount of cash flows of the underlying loans, including prepayment assumptions based on data obtained from external sources or internal estimates. Projected future cash flows are updated monthly, and the amortized cost and effective yield of the securities are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. For high credit quality loan-backed and structured securities (those rated AA or above at the date of acquisition), the adjustments to amortized cost are recorded as a charge or credit to net investment income in accordance with the retrospective method. For loan-backed and structured securities that are not of high credit quality (those rated below AA at date of acquisition), certain floating rate securities and securities with the potential for a loss of a portion of the original investment due to contractual prepayments (e.g., interest only securities), the effective yield is adjusted prospectively for any changes in estimated cash flows.

All acquisitions of securities are recorded in the financial statements on a trade date basis except for the acquisitions of private placement bonds, which are recorded on the funding date.

Preferred Stocks

Redeemable preferred stocks in “good standing” (NAIC designation of 1 to 3) are valued at amortized cost. Redeemable preferred stocks “not in good standing” (NAIC designation of 4 to 6) are valued at the lower of amortized cost or fair value. Perpetual preferred stock and mandatory convertible preferred stock are valued at fair value, not to exceed any currently effective call price. Refer to Note 9 - Fair Value Measurements for a discussion of the valuation approach and methods for preferred stocks.

Common Stocks

Common stocks include the Company’s investments in unaffiliated stocks, which includes investments in shares of SEC registered investment funds as well as regulated foreign open-end investment funds, which are carried at fair value. Unrealized gains and losses are reflected in surplus, net of deferred taxes. Refer to Note 9 - Fair Value Measurements for a discussion of the valuation approach and methods for common stocks.

9

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (continued)
Other than Temporary Impairments

The cost basis of bonds and equity securities is adjusted for impairments in value that are deemed to be other than temporary. An other-than-temporary loss is recognized in net income when it is anticipated that the amortized cost will not be recovered. Factors considered in evaluating whether a decline in value is other than temporary include: (1) whether the decline is substantial; (2) the duration that the fair value has been less than cost; (3) the financial condition and near-term prospects of the issuer; and (4) the Company’s ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value.

When a bond (other than loan-backed and structured securities), preferred stock or common stock is deemed other-than-temporarily impaired, the difference between the investment's amortized cost and its fair value is recognized as a realized loss and reported in net income if the loss is credit related, or deferred in the interest maintenance reserve ("IMR") if interest related for bonds.

For loan-backed and structured securities, the entire difference between the security’s amortized cost and its fair value is recognized in net income only when the Company (1) has the intent to sell the security or (2) it does not have the intent and ability to hold the security to recovery. If neither of these two conditions exists, a realized loss is recognized in net income for the difference between the amortized cost basis of the security and the net present value of projected future cash flows expected to be collected. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the loan-backed or structured security prior to impairment.

The determination of cash flow estimates in the net present value calculation is subjective and methodologies will vary, depending on the type of security. The Company considers all information relevant to the collectability of the security, including past events, current conditions, and reasonably supportable assumptions and forecasts in developing the estimate of cash flows expected to be collected. This information generally includes, but may not be limited to, the remaining payment terms of the security, estimated prepayment speeds, defaults, recoveries upon liquidation of the underlying collateral securing the notes, the financial condition of the issuer(s), credit enhancements and other third-party guarantees. In addition, other information, such as industry analyst reports and forecasts, sector credit ratings, the financial condition of the bond insurer for insured fixed income securities and other market data relevant to the collectability may also be considered, as well as the expected timing of the receipt of insured payments, if any. The estimated fair value of the collateral may be used to estimate recovery value if the Company determines that the security is dependent on the liquidation of the collateral for recovery.

The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an other-than-temporary impairment ("OTTI"), the impaired bond security is accounted for as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis may be accreted (or amortized) into net investment income in future periods based on prospective changes in cash flow estimates, to reflect adjustments to the effective yield.

Mortgage Loans

Mortgage loans on real estate are carried at unpaid principal balances, net of discounts, premiums, deferred origination fees related to points, and specific valuation allowances, and are collateralized. Specific valuation allowances are established for the excess carrying value of the mortgage loan over the estimated fair value of the collateral as an unrealized loss in surplus when it is probable that based on current information and events, the Company will be unable to collect amounts due under the contractual terms of the loan agreement. Fair value of the collateral is estimated by performing an internal or external current appraisal. If impairment is deemed to be other-than-temporary, which can include a loan modification that qualifies as a troubled debt restructuring (“TDR”), a direct write-down is recognized as a realized loss reported in net income, and a new cost basis for the individual mortgage loan, which is equal to the fair value of the collateral, less costs to obtain and sell, is established. Refer to Note 9 - Fair Value Measurements for a discussion of the valuation approach and methods for mortgage loans.

10

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (continued)
The Company accrues interest income on mortgage loans to the extent it is deemed collectible. The Company places loans on non-accrual status, and ceases to recognize interest income when management determines that the collection of interest and repayment of principal is not probable. Any accrued but uncollected interest is reversed out of interest income once a loan is put on non-accrual status. Interest payments received on mortgage loans where interest payments have been deemed uncollectible are recognized on a cash basis and recorded as interest income.If a determination is made that the principal will not be collected, the interest payment received is used to reduce the principal balance. If a mortgage loan has any investment income due and accrued that is 90 days past due and collectible, the investment income will continue to accrue but all accrued interest related to the mortgage loan is reported as a nonadmitted asset, until such time that it has been paid or is deemed uncollectible.
Policy Loans

Policy loans are stated at the aggregate balance due. The excess of the unpaid balance of a policy loan that exceeds the cash surrender value is nonadmitted.

Other Invested Assets

Investments in limited partnerships and limited liability companies, including equity investments in affiliated entities organized as limited liability companies, which have admissible audits are carried at the underlying audited equity of the investee. The Company nonadmits the entire investment when an admissible audit is not performed. The financial statements of equity method investees are usually not received in time for the Company to apply the equity method at each reporting period. Therefore, the equity pick-up on these investments has been recorded on a one to three-month lag.
The cost basis of limited partnerships and limited liability companies is adjusted for impairments in value deemed to be other-than-temporary, with the difference between cost and carrying value, which approximates fair value, recognized as a realized loss reported in net income. The new cost basis of an impaired limited partnership or limited liability company is not adjusted for subsequent increases in the underlying audited equity of the investee.

Dividends and distributions from limited partnerships and limited liability companies, other than those deemed a return of capital, are recorded in net investment income. Undistributed earnings are included in unrealized gains and losses and are reflected in surplus, net of deferred taxes.

Low-Income Housing Tax Credit (“LIHTC”) investments, which are included in other invested assets, are recorded at proportional amortized cost and include remaining unfunded commitments. The carrying value of the investment is amortized into income in proportion to the actual and projected future amounts of tax credits and deductible losses. The amortization is recorded through net investment income.

Real estate includes properties that are directly-owned and real estate property investments that are directly and wholly-owned through a limited liability company and meet certain criteria. Real estate held for the production of income is stated at cost less accumulated depreciation and encumbrances. Real estate held for sale is stated at the lower of cost less accumulated depreciation or fair value, less encumbrances and estimated costs to sell. If there is an indication that the carrying amount of the real estate may not be recoverable, then it must be tested for impairment. If the carrying amount of a real estate investment exceeds its undiscounted cash flows, an OTTI is recorded as a realized loss in net income, calculated as the difference between the carrying amount of the real estate investment and the fair value of the real estate investment. Depreciation of real estate held for the production of income is calculated using the straight-line method over the estimated lives of the assets, generally 40 years. Costs of permanent improvements are depreciated over their estimated useful life, or the remaining estimated life of the real estate.

11

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (continued)
Derivative Instruments

Derivative instruments that qualify and are designated for hedge accounting are valued in a manner consistent with the items being hedged. Periodic payments and receipts on these derivatives are recorded on an accrual basis within net investment income for hedges of fixed income securities, other income for hedges of liabilities. Net realized gains and losses are recognized upon termination or maturity of these contracts in a manner consistent with the hedged item and when subject to the IMR, are transferred to the IMR, net of taxes.

To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception, which means any time prior to the first quarterly hedge effectiveness assessment date, by detailing the particular risk, management objective and strategy for the hedge. This includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. The hedging relationship is considered highly effective if the changes in fair value or cash flows of the hedging instrument are within 80% to 125% of the inverse changes in the fair value or cash flows of the hedged item. The Company formally assesses effectiveness of its hedging relationships both at the hedge inception and on a quarterly basis over the life of the hedge relationship in accordance with its risk management policy. The Company assesses hedge effectiveness qualitatively on a quarterly basis if (1) the initial quantitative prospective assessment demonstrates that the relationship is expected to be highly effective and (2) at inception, the Company is able to reasonably support an expectation of high effectiveness on a qualitative basis in subsequent periods. The Company continually assesses the credit standing of the derivative counterparty and, if the counterparty is deemed to be no longer creditworthy, the hedge relationship will no longer be considered effective.
The Company discontinues hedge accounting prospectively if: (1) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative expired or is sold, terminated, or exercised; (3) it is probable that the forecasted transaction will not occur, or (4) management determines that designation of the derivative as a hedge instrument is no longer appropriate.
Derivative instruments that do not qualify or are not designated for hedge accounting are carried at fair value and changes in fair value are recorded in surplus as unrealized gains and losses, net of deferred taxes. Periodic payments and receipts on these derivatives are recorded on an accrual basis within net investment income for hedges of fixed income securities and other income for hedges of liabilities. Upon termination or maturity the gains or losses on these contracts are recognized in net realized capital gains and losses, net of taxes. Realized gains or losses on terminated or matured derivatives, which are subject to the IMR, are transferred to the IMR, net of taxes.

The Company also uses derivatives as part of replication transactions. Replication transactions refer to derivative transactions entered into in conjunction with other investments in order to reproduce the investment characteristics of otherwise permissible investments. The accounting for derivatives used in replication transactions depends upon how the underlying cash instrument is accounted for, as well as how the replicated asset would be accounted for if acquired directly; alternatively, the Company can elect to carry the derivative at fair value. The Company uses bonds as the referenced cash instrument in its current replication transactions, and therefore, the derivatives are carried at amortized cost. The Company accrues investment income for the replicated synthetic asset throughout the life of the replication transaction. Realized gains or losses at maturity of the replication transaction, which are subject to the IMR, are transferred to the IMR, net of tax.

Cash, Cash Equivalents and Short-term Investments

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments that have original maturities of three months or less at date of purchase and are carried at amortized cost. Cash and cash equivalents also include money market mutual funds which are stated at fair value. Short-term investments consist of securities with remaining maturities of one year or less, but greater than three months at the time of acquisition and are carried at amortized cost, which approximates fair value.

12

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (continued)
Asset Valuation Reserve ("AVR") and IMR

The AVR is used to stabilize surplus from fluctuations in the fair value of bonds, stocks, mortgage loans, real estate and other invested assets. Changes in the AVR are accounted for as direct increases or decreases in surplus. The IMR captures interest related realized gains and losses on sales (net of taxes) of bonds, preferred stocks, mortgage loans, interest related other-than-temporary impairments (net of taxes) and realized gains or losses (net of taxes) on terminated interest rate related derivatives which are amortized into net income over the expected years to maturity of the investments sold or the item being hedged using the grouped method. An interest related other-than-temporary impairment occurs when the Company has the intent to sell an investment at the reporting date, before recovery of the cost of the investment. For loan-backed and structured securities, the non-interest related other-than-temporary impairment is booked to the AVR, and the interest related portion to the IMR.
Loaned Securities and Repurchase Agreements
The Company enters into securities lending agreements whereby certain investment securities are loaned to third-parties. Securities loaned are treated as financing arrangements. With respect to securities loaned, in order to reduce the Company’s risk under these transactions, the Company requires initial cash collateral equal to 102% of the fair value of domestic securities loaned. The Company records an offsetting liability in amounts payable under security lending agreements. The Company monitors the fair value of securities loaned with additional collateral obtained as necessary. The borrower of the loaned securities is permitted to sell or repledge those securities.

The Company enters into dollar roll repurchase agreements to sell and repurchase securities. Assets to be repurchased are the same, or substantially the same, as the assets sold. The Company agrees to sell securities at a specified price and repurchase the securities at a lower price. The Company receives cash in the amount of the sales proceeds and establishes a liability equal to the repurchase amount. The difference between the sale and repurchase amounts represents deferred income which is earned over the life of the agreement. The liability for repurchasing the assets is included in other liabilities.

The Company enters into tri-party reverse repurchase agreements to purchase and resell short-term securities. The Company receives securities as collateral, having a fair value at least equal to 102% of the purchase price paid by the Company for the securities and the Company’s designated custodian takes possession of this collateral. The Company is not permitted to sell or repledge these securities. The collateral is not recorded on the Company’s financial statements. However, if the counterparty defaults, the Company would then exercise its rights with respect to the collateral, including a sale of the collateral. The fair value of the securities held as collateral is monitored daily and additional collateral is obtained, where appropriate, to protect against credit exposure. The Company records the amount paid for securities purchased under agreements to resell in cash, cash equivalents and short-term investments.

Premiums and Related Expenses

Life premiums are recognized as revenue when due. Annuity considerations are recognized as revenue when received. Commissions and other costs associated with acquiring new business are charged to operations as incurred. Amounts received or paid under deposit type contracts without mortality or morbidity risk are not reported as income or benefits but are recorded directly as an adjustment to the liability for deposit funds.
Net Investment Income

Income from investments, including amortization of premium, accrual of discount and similar items, as well as income from prepayment penalties, is recorded within net investment income, unless otherwise stated herein.
13

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (continued)
Policy Reserves
Policy reserves are based on mortality tables and valuation interest rates, which are consistent with statutory requirements and are designed to be sufficient to provide for contractual benefits. The Company holds reserves greater than those developed under the minimum statutory reserving rules when the valuation actuary determines that the minimum statutory reserves are inadequate. Actual results could differ from these estimates and may result in the establishment of additional reserves. The valuation actuary monitors actual experience and, where circumstances warrant, revises assumptions and the related estimates for policy reserves. Refer to Note 12 - Insurance Liabilities for discussion of reserves in excess of minimum NAIC requirements.
Federal Income Taxes
Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets (“DTAs”) and deferred federal income tax liabilities (“DTLs”) are recognized for expected future tax consequences of temporary differences between statutory and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby statutory and tax balance sheets are compared. Changes in DTAs and DTLs are recognized as a separate component of surplus (except for the net deferred taxes related to investments, which are included in unrealized gains and losses). Net DTAs are admitted to the extent permissible under NAIC SAP. Gross DTAs are reduced by a statutory valuation allowance, if it is more likely than not that some portion or all of the gross DTA will not be realized. The Company is required to establish a tax loss contingency if it is more likely than not that a tax position will not be sustained. The amount of the contingency reserve is management’s best estimate of the amount of the original tax benefit that could be reversed upon audit, unless the best estimate is greater than 50% of the original tax benefit, in which case the reserve is equal to the entire tax benefit.

The Company is a member of an affiliated group, which files a consolidated federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. This tax allocation agreement provides that the Company computes its share of the consolidated tax provision or benefit, in general, on a separate company basis, and may, where applicable, include the tax benefits of operating or capital losses utilizable in the New York Life's consolidated returns. Intercompany tax balances are settled quarterly on an estimated basis with a final settlement occurring within 30 days of the filing of the consolidated tax return. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years.
Separate Accounts
The Company has established both non-guaranteed and guaranteed separate accounts with varying investment objectives which are segregated from the Company’s general account and are maintained for the benefit of separate accounts policyholders. Assets held in non-guaranteed separate accounts are stated at market value. Assets held in guaranteed separate accounts are carried at the same basis as the general account up to the value of policyholder reserves and at fair value thereafter.

The liability for separate accounts represents policyholders’ interests in the separate accounts assets, excluding liabilities representing due and accrued transfers to the general account. The liability for non-guaranteed separate accounts represents policyholders’ interests in the separate accounts assets, including accumulated net investment income and realized and unrealized gains and losses on those assets. For the guaranteed separate accounts, the liability represents amounts due to policyholders pursuant to the terms of the contract.
14

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES (continued)
Other Assets and Liabilities
Other assets primarily consist of net DTAs and other receivables.

Other liabilities primarily consist of payable to parent, derivative liabilities, amounts payable for undelivered securities and reinsurance payables.
Nonadmitted Assets
Under statutory accounting practices, certain assets are designated as nonadmitted assets and are not included in the accompanying Statutory Statements of Financial Position since these assets are not permitted by the DSID to be taken into account in determining the Company’s financial condition.

Nonadmitted assets typically include agents’ debit balances, DTAs not realizable within three years, and receivables over ninety days past due. Changes to nonadmitted assets are reported as a direct adjustment to surplus in the accompanying Statutory Statements of Changes in Surplus.
Fair Value of Financial Instruments and Insurance Liabilities
Fair value of various assets and liabilities are included throughout the notes to the financial statements. Specifically, fair value disclosure of investments held is reported in Note 6 - Investments. Fair values for derivative instruments are included in Note 7 - Derivative Instruments and Risk Management. Fair values for insurance liabilities are reported in Note 12 - Insurance Liabilities. The aggregate fair value of all financial instruments summarized by type is included in Note 9 - Fair Value Measurements.
Contingencies
Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable.

At the inception of a guarantee, the Company recognizes an initial liability at fair value for the obligations it has undertaken, regardless of the probability of performance under the guarantee.
Foreign Currency Transactions
For foreign currency items, income and expenses are translated at the average exchange rate for the period, while assets and liabilities are translated using the spot rate in effect at the date of the statements. Changes in the asset and liability values due to fluctuations in foreign currency exchange rates are recorded as unrealized capital gains and losses in surplus until the asset is sold or exchanged or the liability is settled. Upon settlement, previously recorded unrealized capital gains and losses are reversed, and the foreign exchange gain or loss for the entire holding period is recorded as a realized capital gain or loss in net income.

NOTE 4 - BUSINESS RISKS AND UNCERTAINTIES

The Company is exposed to an array of risks, including, but not limited to, regulatory actions, financial risk, risks associated with its investments and operational risk, including cyber security.

The Company is regulated by the insurance departments of the states and territories where it is licensed to do business. Although the federal government does not directly regulate the business of insurance, federal legislation and administrative policies can significantly and adversely affect the insurance industry and the Company. The Company is unable to predict whether any administrative or legislative proposals, at either the federal or state level, will be adopted in the future, or the effect, if any, such proposals would have on the Company.

15

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 4 - BUSINESS RISKS AND UNCERTAINTIES (continued)
The Company's insurance liabilities and assets under management are exposed to market risk, policyholder behavior risk and mortality/longevity risk. Market volatility and other equity market conditions may affect the Company’s exposure to risks related to guaranteed death benefits and guaranteed living benefits on variable annuity and certain variable universal life products. Furthermore, the level of sales of the Company’s insurance and investment products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing products.

The Company is exposed to the risks normally associated with an investment portfolio, which include interest rate, liquidity, credit and counterparty risks. The Company controls its exposure to these risks by, among other things, closely monitoring and managing the duration and cash flows of its assets and liabilities, maintaining a large percentage of its portfolio in highly liquid securities, engaging in a disciplined process of underwriting, reviewing and monitoring credit risk, and by devoting significant resources to develop and periodically update its risk management policies and procedures.

The Company leverages technology systems and solutions to conduct business and to retain, store, protect, and manage confidential information. The failure of the Company’s technology systems and solutions, or those of a vendor, has the potential to disrupt its operations, result in the loss of customer business, damage the Company’s reputation, and expose the Company to litigation and regulatory action, all of which could adversely impact its profitability.

The disruption caused by the COVID-19 pandemic continues to have a major impact on the global economy, the supply chain and the economies of particular countries and industries. It has also resulted in elevated mortality and morbidity experience for the global population, and could have long-term effects on the Company’s life insurance business. The ultimate extent of the impact of the COVID-19 pandemic will depend on numerous factors, all of which are highly uncertain and cannot be predicted. These factors include the length and severity of the outbreak, including the impact of new variants of the virus and the efficacy of vaccines and therapeutic treatments in combating the virus, the responses to the pandemic taken by governments and private sector businesses, and the impacts on the Company’s customers, employees and vendors. Although the Company has taken certain steps to mitigate some of the adverse impacts resulting from the pandemic, these events could have an adverse effect on the risks described above and the Company’s results of operations and cash flows in any period and, depending on their severity and duration, could also adversely affect the Company’s financial condition.

NOTE 5 - RECENT ACCOUNTING PRONOUNCEMENTS

Changes in Accounting Principles

Accounting changes adopted to conform to the provisions of NAIC SAP or other state prescribed accounting practices are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is generally reported as an adjustment to unassigned surplus in the period of the change in accounting principle. Generally, the cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods.

The NAIC adopted revisions to Statement of Statutory Accounting Principles ("SSAP") 32 “Preferred Stock.” The revisions include definitions, measurement and impairment guidance. The revisions require perpetual preferred stock and mandatory convertible preferred stock to be reported at fair value, not to exceed any current effective call price, among other changes. The Company adopted this guidance on January 1, 2021, which increased statutory surplus by $14 million.

16

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 5 - RECENT ACCOUNTING PRONOUNCEMENTS (continued)
On March 27, 2020, President Trump signed into law the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”), which provides relief from certain requirements under U.S. GAAP. Section 4013 of the CARES Act gives entities temporary relief from the accounting and disclosure requirements for TDRs under U.S. GAAP (ASC 310-40) in certain situations. On April 7, 2020, a group of banking agencies issued an interagency statement, which was reaffirmed by the Financial Accounting Standards Board that also offered some practical expedients for evaluating whether loan modifications that occur in response to COVID-19 pandemic are TDRs. In response to these events, the NAIC adopted a number of accounting Interpretations in 2020, which continued to be effective during part of 2021 to provide similar relief under statutory accounting, INTs 20-03 and 20-07 allowed insurers to make minor, short-term modifications to mortgage loans and debt securities upon request from borrowers experiencing financial difficulty due to COVID-19, without having to evaluate whether such modifications fall within the TDR accounting guidance and potentially have to impair such investments. The Company has granted a number of short-term, minor modifications in its mortgage loan portfolio that allow borrowers not to make contractual payments of principal and/or interest for up to six months with the repayment taking place either at the end of the 6-month deferral period, throughout the life of the investment or at time of maturity. These modifications did not have a material impact on surplus or net income.

In 2020, the Company adopted Principles Based Reserving ("PBR"). Under PBR for individual life products, reserves are the higher of: a) the reserve using prescribed assumptions or b) the reserve computed using a single prescribed economic scenario or c) the reserve based on a wide range of future economic conditions. Under PBR for variable annuity products ("VM-21"), reserves are the higher of: a) the reserve based on a wide range of future economic conditions computed using prescribed experience factors and b) the reserve based on a wide range of future economic conditions computed using justified company experience factors. For individual life products, the new standards are mandatory for policies issued on or after January 1, 2020 and therefore, there was no impact to surplus on adoption. For variable annuity products, PBR is mandatory for old and new business as of January 1, 2020 and companies are allowed to elect a phase-in period of three years to report the change in reserve valuation basis as described in SSAP No. 51R Life Contracts. This change in valuation basis, which impacts variable annuity reserves written from 1981 to 2019 is permitted under the revisions to New York State Insurance Regulation 213 (11 NYCRR 103), in addition to the Commissioners' Annuity Reserve Valuation Method ("CARVM") adopted in VM-21. Since the impact of adopting PBR did not materially increase statutory reserves, the Company recorded the full impact in surplus in 2020 and did not elect the phase-in method.

In 2020, the NAIC issued Interpretation 20-01 to provide statutory accounting and reporting guidance for the adoption of ASU 2020-04 Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting under U.S. GAAP. This Interpretation adopts, with minor modification, the U.S. GAAP adopted guidance, which provides optional expedients and exceptions for applying current accounting guidance to contracts, hedging relationships and other transactions affected by reference rate reform if certain criteria are met, through December 31, 2022. The Company is performing an ongoing evaluation of the impact of reference rate reform on its contracts and hedging relationships. Since most of the Company's contracts and hedging relationships are expected to meet the criteria for applying the accounting expedients listed in the Interpretation, reference rate reform is not expected to significantly impact the Company's surplus or net income.

In 2019, the NAIC adopted revisions to the required disclosures under SSAP 100R “Fair Value.” The revisions adopt with modification new fair value disclosure changes under U.S. GAAP. The new requirements eliminate some previously required disclosures and provide clarification on disclosures for investments where the net asset value ("NAV") as a practical expedient to fair value is used for investments in funds that meet certain criteria. The updated disclosures have been reflected in Note 9 - Fair Value Measurements.

In 2019, the NAIC adopted revisions to SSAP 86 “Derivatives.” The revisions incorporate the hedge effectiveness documentation provisions reflected under U.S. GAAP. The revisions, among others, allow companies to perform subsequent assessments of hedge effectiveness qualitatively if certain conditions are met and allow companies more time to perform the initial quantitative hedge effectiveness assessment. The adoption of this guidance did not have an impact on the Company.

17

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS

Bonds

The carrying value and estimated fair value of bonds by maturity at December 31, 2021 and 2020 were as follows (in millions):

	2021		2020
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Due in one year or less	$5,418	$5,507	$4,974	$5,094
Due after one year through five years	31,066	32,305	31,849	33,772
Due after five years through ten years(1)	27,078	28,537	27,348	30,310
Due after ten years	27,205	30,447	25,716	30,246
Total	$90,767	$96,796	$89,887	$99,422
(1) Includes an affiliated bond issued by Madison Capital Funding LLC (“MCF”) and an affiliated bond issued by NYL Investment Management Holdings LLC ("NYL Investments"). Refer to Note 11 - Related Party Transactions for a more detailed discussion of related party investments.

Corporate bonds are shown based on contractual maturity. Expected maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage and asset-backed securities ("ABS") are not due at a single maturity date and therefore are shown based on the expected cash flows of the underlying loans, which includes estimates of anticipated future prepayments.

In addition to the information disclosed above, short-term investments with a carrying value of $199 million and $88 million at December 31, 2021 and 2020, respectively, and cash equivalents with a carrying value of $1,748 million and $2,863 million at December 31, 2021 and 2020, respectively are due in one year or less. Carrying value approximates fair value for these investments.

At December 31, 2021 and 2020, the distribution of gross unrealized gains and losses on bonds were as follows (in millions):

	2021
	Carrying Value	Unrealized Gains	Unrealized Losses	Estimated Fair Value
U.S. governments	$6,148	$296	$92	$6,352
All other governments	266	21	1	286
U.S. special revenue and special assessment	14,594	1,902	22	16,474
Industrial and miscellaneous unaffiliated	66,739	4,088	269	70,558
Parent, subsidiaries, and affiliates	2,895	111	5	3,001
SVO Identified Funds	125	—	—	125
Total	$90,767	$6,418	$389	$96,796
18

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

	2020
	Carrying Value	Unrealized Gains	Unrealized Losses	Estimated Fair Value
U.S. governments	$6,927	$595	$3	$7,519
All other governments	237	34	—	271
U.S. special revenue and special assessment	15,558	2,391	2	17,947
Industrial and miscellaneous unaffiliated	64,313	6,537	179	70,671
Parent, subsidiaries, and affiliates	2,830	163	1	2,992
SVO identified funds	22	—	—	22
Total	$89,887	$9,720	$185	$99,422

Common and Preferred Stocks

The carrying value of and change in unrealized gains (losses) generated by common and preferred stocks at December 31, 2021 and 2020 were as follows (in millions):

	2021		2020
	Carrying Value	Change in Unrealized Gains (Losses)	Carrying Value	Change in Unrealized Gains (Losses)
Common stocks	$1,594	$213	$1,287	$83
Preferred stocks	41	17	7	—
Total	$1,635	$230	$1,294	$83
Mortgage Loans
The Company’s mortgage loans are diversified by property type, location and borrower, and are collateralized. The maximum and minimum lending rates for new commercial mortgage loans funded during 2021 were 11.1% and 1.6% and funded during 2020 were 6.8% and 2.5%, respectively. For 2021 and 2020, the maximum percentage of any one commercial loan to the value of the collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 92.4% (average percentage was 54.8% and 54.5% at December 31, 2021 and 2020, respectively). For 2021 and 2020, the maximum percentage of any residential loan to the value of the collateral at the time of the loan was 80.0% (average percentage was 52.5% and 53.4% at December 31, 2021 and 2020, respectively). The Company has no significant credit risk exposure to any one individual borrower.

The majority of the Company's commercial mortgage loans were held in a form of participations with the carrying value of $14,225 million and $14,863 million at December 31, 2021 and 2020, respectively. These loans were originated or acquired by New York Life. Refer to Note 11- Related Party Transactions for more details.

19

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)
At December 31, 2021 and 2020, the distribution of the mortgage loan portfolio by property type and geographic location were as follows ($ in millions):

	2021		2020
	Carrying Value	% of Total	Carrying Value	% of Total
Property Type:
Apartment buildings	$4,286	29.9%	$4,605	30.8%
Office buildings	3,962	27.7	4,293	28.7
Retail facilities	2,853	19.9	2,929	19.6
Industrial	2,890	20.2	2,837	19.0
Hotels	304	2.1	274	1.8
Residential	8	0.1	10	0.1
Other	12	0.1	7	—
Total	$14,315	100.0%	$14,955	100.0%

	2021		2020
	Carrying Value	% of Total	Carrying Value	% of Total
Geographic Location:
Central	$3,597	25.2%	$3,761	25.1%
Pacific	3,457	24.2	3,445	23.0
South Atlantic	3,299	23.0	3,362	22.5
Middle Atlantic	3,123	21.8	3,270	21.9
New England	821	5.7	1,099	7.3
Other	18	0.1	18	0.2
Total	$14,315	100.0%	$14,955	100.0%

At December 31, 2021 and 2020, $1 million of mortgage loans and $73 million, respectively, were past due 90 days and over.

The Company maintains a watchlist of commercial loans that may potentially be impaired. Some of the general guidelines analyzed to include commercial loans within the watchlist are loan-to-value ratio (“LTV”), asset performance such as debt service coverage ratio, lease rollovers, income/expense hurdles, major tenant or borrower issues, the economic climate, and catastrophic events, among others. Collateral securing the loans placed on the watchlist generally take priority in being revalued in the Company’s inspection/evaluation commercial loan program that revalues properties securing commercial mortgage loans. The guideline for analyzing residential loans occurs once a loan is 60 or more days delinquent. At that point, generally an appraisal or broker’s price opinion of the underlying asset is obtained.

20

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)
Fair value of the collateral for commercial mortgages (excluding credit loans) over $5 million is generally updated every three years, unless a more current appraisal is warranted. Commercial mortgages less than $5 million have an on-site inspection performed by an external inspection service generally every three years. If the loan is determined to be potentially troubled, the loan is more frequently monitored as to its status. Certain properties that serve as collateral for commercial mortgages have been placed on a different schedule to address additional risks that resulted from the economic shutdown as a result of COVID-19. LTV, which is based on collateral values, is deemed as one of the key mortgage loan indicators to assess credit quality and to assist in identifying problem loans. At December 31, 2021 and 2020, LTVs on the Company’s mortgage loans were as follows (in millions):

	2021
Loan to Value % (By Class)	Apartment Buildings	Office Buildings	Retail Facilities	Industrial	Hotels	Residential	Other	Total
Above 95%	$—	$23	$—	$—	$—	$—	$—	$23
91% to 95%	—	—	—	—	—	—	—	—
81% to 90%	—	105	188	—	—	—	—	293
71% to 80%	352	114	178	10	54	1	—	709
Below 70%	3,934	3,720	2,487	2,880	250	7	12	13,290
Total	$4,286	$3,962	$2,853	$2,890	$304	$8	$12	$14,315

	2020
Loan to Value % (By Class)	Apartment Buildings	Office Buildings	Retail Facilities	Industrial	Hotels	Residential	Other	Total
Above 95%	$—	$—	$70	$—	$—	$—	$—	$70
91% to 95%	—	—	—	—	—	—	—	—
81% to 90%	88	65	15	—	—	—	—	168
71% to 80%	383	133	513	41	—	—	—	1,070
Below 70%	4,134	4,095	2,331	2,796	274	10	7	13,647
Total	$4,605	$4,293	$2,929	$2,837	$274	$10	$7	$14,955

At December 31, 2021 and 2020, impaired mortgage loans were as follows (in millions):

	2021
Type	Impaired Loans with Allowance for Credit Losses	Related Allowance	Impaired Loans Without Allowance for Credit Losses	Average Recorded Investment	Interest Income Recognized	Interest Income on a Cash Basis During the Period
Residential	$—	$—	$1	$1	$—	$—
Commercial	23	4	—	4	—	—
Total	$23	$4	$1	$5	$—	$—

	2020
Type	Impaired Loans with Allowance for Credit Losses	Related Allowance	Impaired Loans Without Allowance for Credit Losses	Average Recorded Investment	Interest Income Recognized	Interest Income on a Cash Basis During the Period
Residential	$—	$—	$1	$1	$—	$—
Commercial	—	—	70	115	3	—
Total	$—	$—	$71	$116	$3	$—
21

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)
Other Invested Assets
The carrying value of other invested assets at December 31, 2021 and 2020 consisted of the following (in millions):

	2021	2020
Investment in MCF	$1,487	$1,251
Limited partnerships and limited liability companies	1,235	784
Other investments	279	265
Real estate investment property	96	97
LIHTC investments	122	41
Loan to affiliate	18	22
Total other invested assets	$3,237	$2,460

Net investment income (loss) and change in unrealized gains (losses) for other invested assets for the years ended December 31, 2021, 2020 and 2019 consisted of the following (in millions):

	2021		2020		2019
	Net Investment Income (Loss)	Unrealized Gains (Losses)(1)	Net Investment Income (Loss)	Unrealized Gains (Losses)(1)	Net Investment Income (Loss)	Unrealized Gains (Losses)(1)
Investment in MCF	$137	$169	$65	$(26)	$99	$46
Limited partnerships and limited liability companies	42	176	22	11	16	40
Other investments	9	—	8	—	6	—
Real estate investment property	11	—	14	—	9	—
LIHTC investments	(12)	—	(12)	—	(14)	—
Total other invested assets	$187	$345	$97	$(15)	$116	$86
(1) Includes unrealized foreign exchange gains (losses) of less than $1 million, $3 million, and ($4) million in 2021, 2020, and 2019, respectively.

Investment in MCF consists of the Company's equity investment in this affiliate. The Company owns a majority interest in MCF. Dividends are recorded in Net investment income in the accompanying Statutory Statements of Operations when declared and changes in the equity of this investment are recorded in Change in unrealized capital gains on investments in the accompanying Statutory Statements of Financial Position. Refer to Note 11 - Related Party Transactions for more details on other transactions held with MCF.

Limited partnerships and limited liability companies primarily consist of limited partnership interests in mezzanine funds, wind energy investments, and other equity investments. Distributions, other than those deemed a return of capital, are recorded as Net investment income in the accompanying Statutory Statements of Operations. Undistributed earnings are included in Change in unrealized capital gains on investments in the accompanying Statutory Statements of Financial Position.

Other investments consist primarily of investments in surplus notes, preferred units of limited partnership, and other investments with characteristics of debt. Interest earned on these investments is included in Net investment income in the accompanying Statutory Statements of Operations.

22

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)
The Company receives tax credits related to its investments in LIHTC partnerships. The Company’s unexpired tax credits on its investments in LIHTC expire within a range of 1 year to 13 years. During 2021, 2020 and 2019, the Company recorded amortization on these investments under the proportional amortized cost method of $12 million, $12 million, and $14 million, respectively. The Company recorded tax credits and other tax benefits on these investments of $15 million, $15 million, and $18 million for 2021, 2020 and 2019, respectively. The minimum holding period required for the Company’s LIHTC investments extends from 2 years to 17 years. The LIHTC investments are periodically subject to regulatory reviews by housing authorities where the properties are located. The Company is not aware of any adverse issues related to such regulatory reviews.
Assets on Deposit or Pledged as Collateral
At December 31, 2021 and 2020, the Company’s restricted assets (including pledged collateral) were as follows ($ in millions):

	2021
	Gross (Admitted and Nonadmitted) Restricted					Percentage
Restricted Asset Category	Total General Account	Total From Prior Year	Increase (Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted and Non-admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Collateral held under security lending agreements	$675	$675	$—	$—	$675	0.4%	0.4%
Subject to reverse repurchase agreements	140	252	(112)	—	140	0.1	0.1
Subject to dollar repurchase agreements	—	1	(1)	—	—	0.0	0.0
Letter stock or securities restricted as to sale - excluding Federal Home Loan Bank (“FHLB”) capital stock	40	20	20	—	40	0.0	0.0
FHLB capital stock	29	22	7	—	29	0.0	0.0
On deposit with states	4	4	—	—	4	0.0	0.0
Total restricted assets	$888	$974	$(86)	$—	$888	0.5%	0.5%

	2020
	Gross (Admitted and Nonadmitted) Restricted					Percentage
Restricted Asset Category	Total General Account	Total From Prior Year	Increase (Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted and Non-admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Collateral held under security lending agreements	$675	$675	$—	$—	$675	0.4%	0.4%
Subject to reverse repurchase agreements	252	220	32	—	252	0.1	0.1
Subject to dollar repurchase agreements	1	1	—	—	1	0.0	0.0
Letter stock or securities restricted as to sale - excluding FHLB capital stock	20	20	—	—	20	0.0	0.0
FHLB capital stock	22	28	(6)	—	22	0.0	0.0
On deposit with states	4	4	—	—	4	0.0	0.0
Total restricted assets	$974	$948	$26	$—	$974	0.6%	0.6%
23

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)
Loaned Securities and Repurchase Agreements
The Company participates in securities lending programs whereby securities, which are included in investments, are loaned to third parties for the purpose of enhancing income on securities held through reinvestment of cash collateral received upon lending. For securities lending transactions, the Company requires initial collateral, usually in the form of cash, equal to 102% of the fair value of domestic securities loaned. The borrower of the loaned securities is permitted to sell or repledge those securities. At December 31, 2021, the Company recorded cash collateral received under these agreements of $675 million, and established a corresponding liability for the same amount, which is included in Amounts payable under security lending agreements in the accompanying Statutory Statements of Financial Position. For securities lending transactions, the carrying value of securities classified as bonds and on loan at December 31, 2021 was $628 million, with a fair value of $659 million. At December 31, 2020, the carrying value was $594 million, with a fair value of $659 million. The reinvested collateral is reported in bonds, Cash equivalent and short-term investments in the accompanying Statutory Statements of Financial Position. The total fair value of all reinvested collateral positions was $694 million and $693 million at December 31, 2021 and 2020, respectively.

At December 31, 2021, the carrying value and fair value of securities held under agreements to purchase and resell was $140 million, which were classified as tri-party reverse repurchase agreements and included with Cash, cash equivalents and short-term investments in the accompanying Statutory Statements of Financial Position. The securities had a weighted average maturity of three days and a weighted average yield of 0.1%. At December 31, 2020, the carrying value and fair value of securities held under agreements to purchase and resell was $252 million, which were classified as tri-party reverse repurchase agreements and included with Cash, cash equivalents and short-term investments in the accompanying Statutory Statements of Financial Position. The securities had a weighted average maturity of two days and a weighted average yield of 1.5%.

The Company participates in dollar repurchase agreements to sell and repurchase securities. The purchaser of the securities is permitted to sell or repledge those securities. The liability for repurchasing the assets is included in Borrowed money in the accompanying Statutory Statements of Financial Position. At December 31, 2021 and 2020, the Company was a party to dollar repurchase agreements in the general account for less than $1 million for both periods. At December 31, 2021 and 2020, the Company was not a party to any dollar repurchase agreements in the separate accounts.
Collateral Received
At December 31, 2021 and 2020, assets received as collateral reflected within the accompanying Statutory Statements of Financial Position, along with a liability to return such collateral, were as follows ($ in millions):

	2021
Cash Collateral Assets	Book/Adjusted Carrying Value	Fair Value	% Total Assets (Admitted and Nonadmitted)	% Total Admitted Assets
Securities lending	$675	$675	0.5%	0.5%
Derivatives	522	522	0.4	0.4
Total	$1,197	$1,197	1.0%	1.0%

	2020
Cash Collateral Assets	Book/Adjusted Carrying Value	Fair Value	% Total Assets (Admitted and Nonadmitted)	% Total Admitted Assets
Securities lending	$675	$675	0.5%	0.5%
Derivatives	304	304	0.2	0.2
Cash received on repurchase transactions	1	1	—	—
Total	$980	$980	0.8%	0.8%
24

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

	2021		2020
Recognized Liability to Return Collateral	Amount	% Total Liabilities	Amount	% Total Liabilities
Amounts payable under securities lending agreements	$675	0.6%	$675	0.6%
Other liabilities (derivatives)	506	0.4	288	0.3
Separate accounts liabilities (derivatives)	16	—	16	—
Borrowed money (repurchase agreements)	—	—	1	—
Total	$1,197	1.0%	$980	0.9%

Cash received on securities lending transactions and repurchase agreements is then reinvested in short-term investments and bonds with various maturities.
Composition of Collateral Received
The following table presents the terms and amounts of cash collateral received under security lending transactions and dollar repurchase agreements for the following types of securities loaned at December 31, 2021 and 2020 (in millions):

	2021
	Remaining Contractual Maturity of the Agreements
	Open	30 days or less(1)	31 to 60 days	61 to 90 days	Greater than 90 days	Total
U.S. government corporation & agencies	5	—	—	—	—	5
Foreign governments	5	—	—	—	—	5
U.S. corporate	563	—	—	—	—	563
Foreign corporate	102	—	—	—	—	102
Total general account securities lending transactions	$675	$—	$—	$—	$—	$675
(1) Less than $1 million of dollar repurchase agreements is in the general account in the U.S. government corporation & agencies category.

	2020
	Remaining Contractual Maturity of the Agreements
	Open	30 days or less(1)	31 to 60 days	61 to 90 days	Greater than 90 days	Total
US. Treasury	$5	$—	$—	$—	$—	$5
U.S. government corporation & agencies	2	1	—	—	—	3
Foreign governments	1	—	—	—	—	1
U.S. corporate	555	—	—	—	—	555
Foreign corporate	112	—	—	—	—	112
Total general account securities lending transactions	$675	$1	$—	$—	$—	$676
(1) Represents dollar repurchase agreements in the general account

At December 31, 2021 and 2020, there were no separate account securities cash collateral received under securities lending agreements.

25

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)
Reinvestment of Collateral Received
The following tables present the term and aggregate fair value at December 31, 2021 and 2020 from the reinvestment of all collateral received in securities lending and dollar repurchase agreements (in millions):

	2021		2020
Period to Maturity	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Open	$—	$—	$—	$—
30 days or less	344	344	400	400
31 to 60 days	87	87	117	117
61 to 90 days	70	70	64	64
91 to 120 days	37	37	10	10
121 to 180 days	52	52	46	46
181 to 365 days	5	5	10	10
1 to 2 years	33	33	20	20
2 to 3 years	66	66	26	26
Greater than 3 years	—	—	—	—
Total collateral reinvested	$694	$694	$693	$693

To help manage the mismatch of maturity dates between the security lending transactions and the related reinvestment of the collateral received, the Company invests in highly liquid assets.
Reverse Repurchase Agreement Transactions
The following table provides contractual maturity, maximum balance during the year, and ending balance for tri-party repurchase agreements at December 31, 2021 and 2020 (in millions):

	2021		2020
	Maximum Balance	Ending Balance	Maximum Balance	Ending Balance
Open - No Maturity	$—	$—	$—	$—
Overnight	$368	$—	$338	$—
2 Days to 1 Week		$140	$—	$252
> 1 Week to 1 Month	$—	$—	$—	$—
> 1 Month to 3 Months	$—	$—	$—	$—
> 3 Months to 1 Year	$—	$—	$—	$—
> 1 Year	$—	$—	$—	$—

At December 31, 2021 and 2020, the Company did not have any defaulted reverse repurchase agreements.
26

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)
The following table presents the fair value of securities acquired under tri-party reverse repurchase agreement transactions, which were all NAIC rating of 1, for all four quarters of 2021 and 2020 (in millions):

	Maximum Balance	Ending Balance
Fourth Quarter 2021	$221	$140
Third Quarter 2021	$258	$220
Second Quarter 2021	$240	$239
First Quarter 2021	$368	$230

Fourth Quarter 2020	$270	$252
Third Quarter 2020	$218	$210
Second Quarter 2020	$331	$216
First Quarter 2020	$338	$338

The following table presents the securities at fair value pledged as collateral used in tri-party reverse repurchase agreements by remaining contractual maturity for four quarters of 2021 and 2020 (in millions):

	Overnight and Continuous	30 days or Less	31 to 90 Days	> 90 Days
Maximum Amount
Fourth Quarter 2021	$—	$—	$—	$225
Third Quarter 2021	$—	$—	$—	$263
Second Quarter 2021	$—	$—	$—	$245
First Quarter 2021	$—	$—	$—	$375

Fourth Quarter 2020	$—	$—	$—	$275
Third Quarter 2020	$—	$—	$—	$222
Second Quarter 2020	$—	$—	$—	$338
First Quarter 2020	$—	$—	$—	$345

Ending Balance
Fourth Quarter 2021	$—	$—	$—	$143
Third Quarter 2021	$—	$—	$—	$225
Second Quarter 2021	$—	$—	$—	$244
First Quarter 2021	$—	$—	$—	$235

Fourth Quarter 2020	$—	$—	$—	$257
Third Quarter 2020	$—	$—	$—	$214
Second Quarter 2020	$—	$—	$—	$221
First Quarter 2020	$—	$—	$—	$345

At December 31, 2021, and 2020, the Company had no recognized receivable for return of collateral or a recognized liability to return collateral.

27

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)
Insurer Self-Certified Securities
The following represents securities for which the Company does not have all the information required for the NAIC to provide an NAIC designation, but for which the Company is receiving timely payments of principal and interest. These securities are referred to as "5GI Securities" ($ in millions):

General Account	2021			2020
Investments	Number of 5GI Securities	Carrying Value	Estimated Fair Value	Number of 5GI Securities	Carrying Value	Estimated Fair Value
Bonds - amortized cost	2	$1	$1	3	$—	$—
Loan-backed and structured securities - amortized cost	10	12	14	9	35	36
Total general account	12	$13	$15	12	$35	$36

Separate account:
Loan-backed and structured securities - amortized cost	2	$1	$1	—	$—	$—
Total separate account	2	$1	$1	—	$—	$—
Wash Sales

In the course of the Company’s investment management activities, securities may be sold and repurchased within 30 days of the sale date to meet individual portfolio objectives and to achieve the ongoing rebalancing of exposure.

The details by NAIC designation of 3 or below, or unrated, securities sold during the years ended December 31, 2021 and 2020, and reacquired within 30 days of the sale date are as follows ($ in millions):

2021
Description	NAIC Designation	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Realized Gains (Losses)
Bonds	NAIC 3	—	$—	$—	$—
Bonds	NAIC 4	—	—	—	—
Bonds	NAIC 5	—	—	—	—
Bonds	NAIC 6	—	—	—	—
Preferred stock	NAIC 3	—	—	—	—
Preferred stock	NAIC 4	—	—	—	—
Preferred stock	NAIC 5	—	—	—	—
Preferred stock	NAIC 6	—	—	—	—
Common stock		2	1	1	—
		2	$1	$1	$—
28

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 6 - INVESTMENTS (continued)

2020
Description	NAIC Designation	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Realized Gains (Losses)
Bonds	NAIC 3	—	$—	$—	$—
Bonds	NAIC 4	—	—	—	—
Bonds	NAIC 5	—	—	—	—
Bonds	NAIC 6	—	—	—	—
Preferred stock	NAIC 3	—	—	—	—
Preferred stock	NAIC 4	—	—	—	—
Preferred stock	NAIC 5	—	—	—	—
Preferred stock	NAIC 6	—	—	—	—
Common stock		39	1	1	—
		39	$1	$1	$—

NOTE 7 - DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT

The Company uses derivative instruments to manage interest rate, equity, and currency risk. These derivative instruments include foreign currency and bond forwards, interest rate and equity options, interest rate and equity futures, interest rate, total return, credit default and foreign currency swaps. The Company does not engage in derivative instrument transactions for speculative purposes.

The Company may enter into exchange traded futures and over-the-counter (“OTC”) derivative instruments. Exchange traded derivatives are executed through regulated exchanges and require daily posting of initial and variation margin. The Company is exposed to credit risk resulting from default of the exchange.

OTC derivatives may either be cleared through a clearinghouse (“OTC-cleared”) or transacted between the Company and a counterparty under bilateral agreements (“OTC-bilateral”). Similar to exchange traded futures, OTC-cleared derivatives require initial and daily variation margin collateral postings. When transacting OTC-cleared derivatives, the Company is exposed to credit risk resulting from default of the clearinghouse and/or default of the Futures Commission Merchant (e.g. clearinghouse agent).

When transacting OTC-bilateral derivatives, the Company is exposed to the potential default of its OTC-bilateral counterparty. The Company manages its credit risk by entering into transactions with creditworthy counterparties, using master netting arrangements, and obtaining collateral where appropriate. The Company also deals with a large number of counterparties, thus limiting its exposure to any single counterparty. The Company also has controls in place to monitor credit exposures of OTC-bilateral counterparties by limiting transactions within specified dollar limits and adjusting transaction levels where appropriate, to minimize risk. All of the net credit exposure for the Company from derivatives transactions is with investment-grade counterparties. In addition, certain of the Company's agreements provide that if the Company's (or its counterparty's) credit rating were to fall below a specified credit rating assigned by a credit rating agency, the other party could request immediate payout on all transactions under the agreements. The Company's policy is to not offset amounts for derivatives executed with the same counterparty under the same master netting agreement with the associated collateral.

Collateralization plays a central role in the Company's mitigation of risk related to derivatives. For OTC-cleared and exchange traded derivatives, the Company obtains collateral through variation margin which is adjusted daily based on the parties' net derivative position.

29

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 7 - DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)
For OTC-bilateral derivatives, the Company obtains collateral in accordance with the terms of credit support annexes (“CSAs”) negotiated as part of the master agreements entered into with most OTC-bilateral counterparties. CSAs define the terms under which collateral is transferred between the parties in order to mitigate credit risk arising from “in the money” derivative positions. The Variation Margin CSA requires that an OTC-bilateral counterparty post collateral to secure its anticipated derivative obligation, taking into account netting arrangements. Under federal regulation that became effective on September 1, 2021, additional margin is required to be posted to and collected from counterparties to OTC-bilateral derivatives to cover market movements over a ten day close-out period. This "initial margin" is documented under its own Initial Margin CSA and amounts posted under the Initial Margin CSA must be maintained at a third-party custodian, without any right of rehypothecation. Cash collateral is invested in short-term investments. Securities posted by the Company as collateral under derivative contracts continue to be reported as assets in the Company's Statutory Statements of Financial Position. Securities received as collateral under derivative contracts are not reported in the Company's Statutory Statements of Financial Position.

The Company may be exposed to credit-related losses in the event that an OTC-bilateral counterparty fails to perform its obligations under its contractual terms. In contractual arrangements with OTC-bilateral counterparties that do not include netting provisions, in the event of default, credit exposure is limited to the positive fair value of derivatives at the reporting date. In contractual arrangements with OTC-bilateral counterparties that include netting provisions, in the event of default, credit exposure is limited to the net fair value, if positive, of all derivatives at the reporting date. At December 31, 2021 and 2020, the Company held collateral for derivatives of $377 million and $201 million, respectively, including $48 million and $28 million, respectively, of securities. Fair value of derivatives in a net asset position, net of collateral, was less than $1 million and $1 million at December 31, 2021 and 2020, respectively.
Interest Rate Risk Management
The Company enters into various types of interest rate derivatives primarily to minimize exposure to fluctuations in interest rates on assets and liabilities held by the Company.
Interest rate swaps are used by the Company to hedge interest rate risk for individual and portfolios of assets. Interest rate swaps are agreements with other parties to exchange, at specified intervals, the difference between interest amounts calculated by reference to an agreed upon notional value. Generally, no cash is exchanged at the onset of the contract and no principal payments are made by either party. The Company does not act as an intermediary or broker in interest rate swaps.
Interest rate (Treasury) futures are used by the Company to manage duration of the Company's fixed income portfolio. Interest rate futures are exchange traded contracts to buy or sell a bond at a specific price at a future date.
Interest rate options are used by the Company to hedge the risk of increasing interest rates on policyholder liabilities. Under these contracts, the Company will receive payments from counterparties should an agreed upon interest rate level be reached and payments will continue to increase under the option contract until an agreed upon interest rate ceiling, if applicable.
Currency Risk Management
The primary purpose of the Company’s foreign currency hedging activities is to protect the value of foreign currency denominated assets from the risk of changes in foreign exchange rates.

Foreign currency swaps are agreements with other parties to exchange, at specified intervals, principal and interest in one currency for the same in another, at a fixed exchange rate, which is generally set at inception and calculated by reference to an agreed upon notional value. Generally, only principal payments are exchanged at the onset and the end of the contract.
Foreign currency forwards involve the exchange of foreign currencies at a specified future date and at a specified price. No cash is exchanged at the time the agreement is entered into.
30

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 7 - DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)
Equity Risk Management
The Company purchases equity put options and equity futures to minimize exposure to the equity risk associated with guarantees on certain underlying policyholder liabilities. There are upfront fees paid related to option contracts at the time the agreements are entered into.

The Company enters into total return swaps to hedge equity exposure in the general account portfolio.

Replication Transactions

Bond forwards are paired with other investment grade bonds in replication transactions to generate the return and price risk of long-dated fixed income securities.

Credit default swaps are paired with investment grade bonds in replication transactions to generate the return and price risk of long dated corporate bonds.

The following tables present the notional amount, gross fair value and carrying value of derivative instruments that are qualifying and designated for hedge accounting, including replications, by type of hedge designation, and those that are not designated for hedge accounting at December 31, 2021 and 2020 (in millions):

	2021
	Primary Risk Exposure	Notional Amount(1)	Fair Value(2)		Carrying Value(3)
Derivative Type			Asset	Liability	Asset	Liability
Derivatives qualifying and designated:
Cash flow hedges:
Foreign currency swaps	Currency	$286	$13	$9	$14	$9
Interest rate swaps	Interest	12	3	—	—	—
Subtotal cash flow hedges		298	16	9	14	9
Replications:
Bond forwards	Interest	1,000	5	39	—	—
Credit default swaps	Interest	50	1	—	1	—
Subtotal replications		1,050	6	39	1	—
Total derivatives qualifying and designated		1,348	22	48	15	9
Derivatives not designated:
Foreign currency forwards	Currency	274	6	—	6	—
Foreign currency swaps	Currency	3,854	313	16	313	16
Futures	Interest	15	—	—	—	—
Equity options	Equity	908	11	—	11	—
Interest rate options	Interest	6,327	16	—	16	—
Interest rate swaps	Interest	2,846	220	—	220	—
Total derivatives not designated		14,224	566	16	566	16
Total derivatives		$15,572	$588	$64	$581	$25
(1) Notional amount of derivative instruments provides a measure of involvement in these types of transactions and generally does not represent the amount exchanged between the parties engaged in the transaction.
(2) For a discussion of valuation methods for derivative instruments refer to Note 9 - Fair Value Measurements.
(3) The carrying value of derivatives in an asset position is reported within Other investments and the carrying value of derivatives in a liability position is reported within Other liabilities in the accompanying Statutory Statements of Financial Position.
31

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 7 - DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

	2020
	Primary Risk Exposure	Notional Amount(1)	Fair Value(2)		Carrying Value(3)
Derivative Type			Asset	Liability	Asset	Liability
Derivatives qualifying and designated:
Cash flow hedges:
Foreign currency swaps	Currency	$302	$11	$21	$12	$18
Interest rate swaps	Interest	12	4	—	—	—
Subtotal cash flow hedges		314	15	21	12	18
Replications:
Bond forwards	Interest	2,335	41	72	—	—
Subtotal replications		2,335	41	72	—	—
Total derivatives qualifying and designated		2,649	56	93	12	18
Derivatives not designated:
Foreign currency forwards	Currency	293	—	13	—	13
Foreign currency swaps	Currency	3,457	224	89	224	89
Futures	Interest	40	—	—	—	—
Equity options	Equity	290	11	—	11	—
Interest rate options	Interest	38,002	18	—	18	—
Interest rate swaps	Interest	2,876	249	1	249	1
Total return swaps	Equity	656	1	74	1	74
Total derivatives not designated		45,614	503	177	503	177
Total derivatives		$48,263	$559	$270	$515	$195
(1) Notional amount of derivative instruments provides a measure of involvement in these types of transactions and generally does not represent the amount exchanged between the parties engaged in the transaction.
(2) For a discussion of valuation methods for derivative instruments refer to Note 9 - Fair Value Measurements.
(3) The carrying value of derivatives in an asset position is reported within Other investments and the carrying value of derivatives in a liability position is reported within Other liabilities in the accompanying Statutory Statements of Financial Position.

Derivatives Qualifying and Designated
Cash Flow Hedges
The Company’s cash flow hedges primarily include hedges of floating rate securities and foreign currency denominated assets. Derivative instruments used in cash flow hedges that meet criteria indicating that they are highly effective are valued and reported in a manner that is consistent with the hedged asset.

The Company designates and accounts for the following as qualified cash flow hedges: (1) interest rate swaps used to convert floating rate investments to fixed rate investments; (2) foreign currency swaps used to hedge the foreign currency cash flow exposure of foreign currency denominated investments.

32

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 7 - DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)
The following table presents the effects of derivatives in cash flow hedging relationships for the years ended December 31, 2021, 2020 and 2019 (in millions):

	Surplus(1)			Net Realized Capital Gains (Losses)			Net Investment Income
Derivative Type	2021	2020	2019	2021	2020	2019	2021	2020	2019
Foreign currency swaps	$11	$(12)	$(12)	$2	$—	$10	$2	$2	$1
Interest rate swaps	—	—	—	—	—	—	1	1	—
Total	$11	$(12)	$(12)	$2	$—	$10	$3	$3	$1
(1) The amount of gain (loss) recognized in surplus is reported as a Change in net unrealized losses on investments in the accompanying Statutory Statements of Changes in Surplus.

Derivatives Replications
The following table presents the effects of derivatives in replication relationships for the years end December 31, 2021, 2020 and 2019 (in millions):

	Gain or (Loss) Recognized in Surplus[1]			Gain or (Loss) Recognized in Net Realized Capital Gains (Losses)			Gain or (Loss) Recognized in Net Investment Income
Derivative Type	2021	2020	2019	2021	2020	2019	2021	2020	2019
Bond forwards	$—	$—	$—	$(173)	$—	$—	$19	$17	$—
(1) The amount of gain (loss) recognized in surplus is reported as a Change in net unrealized capital losses on investments in the accompanying Statutory Statements of Changes in Surplus.
Derivatives Not Designated
The following table summarizes the surplus and net income impact on derivative instruments not designated for the years ended December 31, 2021, 2020 and 2019 (in millions):

	Surplus(1)			Net Realized Capital Gains (Losses)			Net Investment Income
Derivative Type	2021	2020	2019	2021	2020	2019	2021	2020	2019
Equity options	$5	$5	$(5)	$(4)	$—	$(4)	$—	$(4)	$(7)
Foreign currency forwards	19	(12)	(4)	—	(6)	14	—	—	—
Foreign currency swaps	161	(109)	(16)	(3)	13	36	42	47	46
Futures	—	—	(1)	(87)	—	1	—	—	—
Interest rate options	3	14	(10)	5	(1)	—	(6)	(20)	(21)
Interest rate swaps	(27)	178	103	(4)	(29)	—	22	18	8
Total return swap	73	(73)	—	(147)	—	—	—	—	—
Total	$234	$3	$67	$(240)	$(23)	$47	$58	$41	$26
(1) The amount of gain (loss) recognized in surplus is reported as a Change in net unrealized capital gains on investments in the accompanying Statutory Statements of Changes in Surplus.

33

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 8 - SEPARATE ACCOUNTS
Separate Accounts Activity
The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions, including variable universal life (“VUL”) insurance products guaranteed, VUL insurance products non-guaranteed, variable annuity (“VA”) products non-guaranteed, universal life (“UL”) insurance products guaranteed.

In accordance with the domiciliary state procedures for approving items within the separate accounts, the separate accounts classification of the following items are supported by a specific state statute:

The separate accounts are subject to Section 2932 of the Delaware Insurance Code and the regulations thereunder. Assets of guaranteed separate accounts are invested in accordance with the provisions of Chapter 13 of the Delaware Insurance Code.

All items that were permitted for separate accounts reporting were supported by state statute.

The assets legally and not legally insulated from the general account at December 31, 2021 and 2020 are attributed to the following products/transactions (in millions):

	2021		2020
Product/Transaction	Legally Insulated Assets	Separate Accounts Assets (Not Legally Insulated)(1)	Legally Insulated Assets	Separate Accounts Assets (Not Legally Insulated)(2)
VA products non-guaranteed	$39,321	$38	$34,151	$35
VUL insurance products non-guaranteed	12,508	22	10,343	5
UL insurance products guaranteed	6,385	33	6,187	38
VUL insurance products guaranteed	169	8	196	6
Total	$58,383	$101	$50,877	$84
(1) Separate accounts assets classified as not legally insulated support $41 million of remittances and items not allocated and other transfers to the general account due or accrued (net), $21 million of derivatives, $20 million of payable for securities, $5 million of other liabilities and $14 million of surplus.
(2) Separate accounts assets classified as not legally insulated support $35 million of remittances and items not allocated and other transfers to the general account due or accrued (net), $25 million of derivatives, $18 million of payable for securities, $5 million of other liabilities, and $1 million of surplus.
Guaranteed Separate Accounts
The Company maintains four guaranteed separate accounts for universal life insurance policies and one guaranteed separate accounts for a private placement variable universal life policy, with assets of $6,595 million and $6,427 million at December 31, 2021 and 2020, respectively. These accounts provide a guarantee of principal and interest with a market value adjustment imposed upon certain surrenders. A transfer adjustment charge is imposed upon certain transfers. Interest rates on these contracts may be adjusted periodically. The assets of these separate accounts are stated at amortized cost up to the value of policyholder reserves and at fair value thereafter. Certain derivatives not qualifying for hedge accounting are stated at fair value.
Non-Guaranteed Separate Accounts
The Company maintains non-guaranteed separate accounts for its VA and VUL products, some of which are registered with the Securities and Exchange Commission. Assets in non-guaranteed separate accounts were $51,889 million and $44,534 million at December 31, 2021 and 2020, respectively. The assets of these separate accounts represent investments in shares of New York Life sponsored MainStay VP Funds Trust and other non-proprietary insurance-dedicated funds.
34

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 8 - SEPARATE ACCOUNTS (continued)
Certain of these variable contracts have guaranteed minimum death benefit (“GMDB”) and guaranteed minimum accumulation benefit (“GMAB”) features that are guaranteed by the assets of the general account.

To compensate the general account for the risk taken, the separate accounts have paid risk charges as follows for the past five years (in millions):

Year	Amount
2021	$62
2020	$57
2019	$54
2018	$54
2017	$51

The general account of the Company made payments toward separate accounts guarantees as follows for the past five years (in millions):

Year	Amount
2021	$4
2020	$5
2019	$3
2018	$7
2017	$7

The general account holds reserves on these guarantees. Refer to Note 12 - Insurance Liabilities for discussion of GMAB and GMDB reserves.

Information regarding the separate accounts of the Company for the years ended December 31, 2021 and 2020 was as follows (in millions):

	2021
	Non-Indexed Guarantee Less than / Equal to 4%	Non-Indexed Guarantee More than 4%	Non-Guaranteed Separate Accounts	Total
Premiums, considerations or deposits	$150	$—	$3,908	$4,058
Reserves at 12/31:
For accounts with assets at:
Fair value	$—	$—	$50,655	$50,655
Amortized cost	6,034	508	—	6,542
Total reserves	$6,034	$508	$50,655	$57,197
By withdrawal characteristics:
With fair value adjustment	$6,034	$508	$—	$6,542
At fair value	—	—	50,655	50,655
Total reserves	$6,034	$508	$50,655	$57,197

35

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 8 - SEPARATE ACCOUNTS (continued)

	2020
	Non-Indexed Guarantee Less than / Equal to 4%	Non-Indexed Guarantee More than 4%	Non-Guaranteed Separate Accounts	Total
Premiums, considerations or deposits	$167	$—	$2,313	$2,480
Reserves at 12/31:
For accounts with assets at:
Fair value	$—	$—	$43,491	$43,491
Amortized cost	5,872	503	—	6,375
Total reserves	$5,872	$503	$43,491	$49,866
By withdrawal characteristics:
With fair value adjustment	5,872	503	$—	$6,375
At fair value	—	—	$43,491	$43,491
Total reserves	$5,872	$503	$43,491	$49,866

The following is a reconciliation of net transfers to (from) the general account to the separate accounts (in millions):

	2021	2020	2019
Transfers to separate accounts	$4,058	$2,481	$3,110
Transfers from separate accounts	(2,211)	(1,771)	(2,412)
Net transfers to (from) separate accounts	$1,847	$710	$698
Reconciling Adjustment:
Change in reserve valuation basis(1)	$62	$—	$—
Net transfers to separate accounts	$1,909	$710	$698
(1) Refer to Note 12 - Insurance liabilities for more details on change in reserve valuation basis.

NOTE 9 - FAIR VALUE MEASUREMENTS

The Company's financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100, "Fair Value Measurements". Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. This guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

The levels of the fair value hierarchy are based on the inputs to the valuation as follows:

Level 1    Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. Active markets are defined as a market in which many transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2    Observable inputs other than level 1 prices, such as quoted prices in active markets for similar assets or liabilities; quoted prices in markets that are not active for identical or similar assets or liabilities, or other model driven inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Valuations are generally obtained from third-party pricing services for identical or comparable assets or liabilities or through the use of valuation methodologies using observable market inputs.

36

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)
Level 3    Instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s own assumptions in pricing the asset or liability. Pricing may also be based upon broker quotes that do not represent an offer to transact. Prices are determined using valuation methodologies such as option pricing models, discounted cash flow models and other similar techniques. Non-binding broker quotes, which are utilized when pricing service information is not available, are reviewed for reasonableness based on the Company’s understanding of the market, and are generally considered Level 3. To the extent the internally developed valuations use significant unobservable inputs, they are classified as Level 3.

Determination of Fair Value
The Company has an established and well-documented process for determining fair value. Security pricing is applied using a hierarchy approach whereby publicly available prices are first sought from nationally recognized third-party pricing services. For most private placement securities, the Company applies a matrix-based pricing methodology, which uses spreads derived from third-party benchmark bond indices. For private placement securities that cannot be priced through these processes, the Company uses internal models and calculations. All other securities are submitted to independent brokers for prices. The Company performs various analyses to ascertain that the prices represent fair value. Examples of procedures performed include, but are not limited to, back testing recent trades, monitoring trading volumes, and performing variance analysis of monthly price changes using different thresholds based on asset type. The Company also performs an annual review of all third-party pricing services. During this review, the Company obtains an understanding of the process and sources used by the pricing service to ensure that they maximize the use of observable inputs, the pricing service’s frequency of updating prices, and the controls that the pricing service uses to ensure that their prices reflect market assumptions. The Company also selects a sample of securities and obtains a more detailed understanding from each pricing service regarding how they derived the price assigned to each security. Where inputs or prices do not reflect market participant assumptions, the Company will challenge these prices and apply different methodologies that will enhance the use of observable inputs and data. The Company may use non-binding broker quotes or internal valuations to support the fair value of securities that go through this formal price challenge process. At December 31, 2021, the Company challenged the price it received from third party pricing services on general account securities with a book value of $14 million and a market value of $15 million. The Company did not have any price challenges on separate account securities for what it received from third party pricing services. At December 31, 2020, the Company did not have any price challenges on general account and separate account securities from what it received from third party pricing services.

In addition, the Company has a pricing committee that provides oversight over the Company’s prices and fair value process for securities. The committee meets quarterly and is responsible for the review and approval of the Company’s valuation procedures. The committee is also responsible for the review of pricing exception reports as well as the review of significant inputs used in the valuation of assets that are valued internally.

37

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)
The following tables present the estimated fair value and carrying amounts of the Company’s financial instruments at December 31, 2021 and 2020 (in millions):

	2021
	Fair Value	Carrying Value	Level 1	Level 2	Level 3	NAV as a Practical Expedient
Assets:
Bonds	$96,796	$90,767	$125	$93,085	$3,586	$—
Preferred stocks	41	41	—	7	34	—
Common stocks(1)	1,594	1,594	1,419	13	74	88
Mortgage loans	14,817	14,315	—	—	14,817	—
Cash, cash equivalents and short-term investments	1,763	1,763	186	1,577	—	—
Derivatives	588	581	—	588	—	—
Derivatives collateral	36	36	—	36	—	—
Other invested assets(1)	413	379	—	138	275	—
Investment income due and accrued	715	715	—	715	—	—
Separate accounts assets	58,840	58,484	50,823	5,773	1,159	1,085
Total assets	$175,603	$168,675	$52,553	$101,932	$19,945	$1,173
Liabilities:
Deposit fund contracts:
Annuities certain	$1,038	$1,016	$—	$—	$1,038	$—
Derivatives	64	25	—	64	—	—
Derivatives collateral	506	506	—	506	—	—
Amounts payable under securities lending agreements	675	675	—	675	—	—
Payable to parent and affiliates	116	116	—	116	—	—
Separate accounts liabilities - derivatives	21	21	—	21	—	—
Total liabilities	$2,420	$2,359	$—	$1,382	$1,038	$—
(1)Excludes investments accounted for under the equity method.
38

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)

	2020
	Fair Value	Carrying Value	Level 1	Level 2	Level 3	NAV as a Practical Expedient
Assets:
Bonds	$99,422	$89,887	$22	$96,115	$3,285	$—
Preferred stocks	21	7	—	—	21	—
Common stocks(1)	1,286	1,286	1,138	5	55	88
Mortgage loans	15,783	14,955	—	—	15,783	—
Cash, cash equivalents and short-term investments	2,799	2,799	270	2,529	—	—
Derivatives	559	515	—	559	—	—
Derivatives collateral	38	38	—	38	—	—
Other invested assets(1)	339	281	—	124	215	—
Investment income due and accrued	731	731	—	731	—	—
Separate accounts assets	51,556	50,961	44,276	5,905	1,079	296
Total assets	$172,534	$161,460	$45,706	$106,006	$20,438	$384
Liabilities:
Deposit fund contracts:
Annuities certain	$1,126	$1,084	$—	$—	$1,126	$—
Derivatives	270	195	—	270	—	—
Derivatives collateral	288	288	—	288	—	—
Amounts payable under securities lending agreements	675	675	—	675	—	—
Separate accounts liabilities - derivatives	26	25	—	25	1	—
Total liabilities	$2,385	$2,267	$—	$1,258	$1,127	$—
(1)Excludes investments accounted for under the equity method.
Bonds
For U.S. SAP, bonds reported as Level 1 represent investments in certain SVO approved ETF and mutual funds, which are SVO-Identified Investments that are eligible for classification as bonds as identified in the NAIC’s SVO Purposes and Procedure Manual. Valuation of these securities is based on unadjusted quoted prices in active markets that are readily and regularly available. All other ETFs and mutual funds are classified and accounted for as common stock.

Securities priced using a pricing service are generally classified as Level 2. The pricing service generally uses an income-based valuation approach by using a discounted cash-flow model or it may also use a market approach by looking at recent trades of a specific security to determine fair value on public securities or a combination of the two. Typical inputs used by these pricing services include, but are not limited to: benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds.

Private placement securities are primarily priced using a market approach such as a matrix-based pricing methodology, which uses spreads derived from third-party benchmark bond indices. Specifically, the Barclays Investment Grade Corporate Index is used for investment-grade securities and the Citi High Yield Cash Index is used for below investment-grade securities. These indices are two widely recognized, reliable and well regarded benchmarks by participants in the financial services industry, which represent the broader U.S. public bond markets. The spreads derived from each matrix are adjusted for liquidity. The liquidity premium is standardized and based on market transactions. These securities are classified as Level 2.

39

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)
Certain private placement securities that cannot be priced using the matrix pricing described above, are priced by an internally developed discounted cash flow model or are priced based on internal calculations. The model uses observable inputs with a discount rate based off spreads of comparable public bond issues, adjusted for liquidity, rating and maturity. The Company assigns a credit rating for private placement securities based upon internal analysis. The liquidity premium is usually based on market transactions. These securities are classified as Level 2.

For some of the private placement securities priced through the model, the liquidity adjustments may not be based on market data, but rather, calculated internally. If the impact of the liquidity adjustment, which usually requires the most judgment, is not significant to the overall value of the security, the security is still classified as Level 2. If it is deemed to be significant, the security is classified as Level 3.

The valuation techniques for most Level 3 bonds are generally the same as those described in Level 2. However, if the investments are less liquid or are lightly traded, there is generally less observable market data, and therefore these investments will be classified as Level 3. Circumstances where observable market data are not available may include events such as market illiquidity and credit events related to the security. In addition, certain securities are priced based upon internal valuations using significant unobservable inputs. If a security could not be priced by a third-party vendor or through internal pricing models, broker quotes are received and reviewed by each investment analyst. These inputs may not be observable. Therefore, Level 3 classification is determined to be appropriate.

Included in bonds are affiliated bonds from MCF and NYL Investments. The affiliated bond from MCF had a carrying value of $2,134 million and a fair value of $2,201 million at December 31, 2021, and a carrying value of $2,069 million and a fair value of $2,158 million at December 31, 2020. The fair value of this security is calculated internally and may include inputs that may not be observable and is therefore classified as Level 3. Also included in bonds is an affiliated bond from NYL Investments which had a carrying value of $762 million and fair value of $800 million at December 31, 2021, and a carrying value of $762 million and a fair value of $835 million at December 31, 2020. The fair value of this security is calculated internally using observable inputs and is therefore classified as Level 2.

Preferred Stocks

Preferred stocks valued using prices from third-party pricing services generally use a discounted cash flow model or a market approach to arrive at the security’s fair value and are classified as Level 2. Preferred stocks classified as Level 3 are valued based on internal valuations where significant inputs are deemed to be unobservable.

Common Stocks

These securities are mostly comprised of exchange traded U.S. and foreign common stock and mutual funds. The fair value of these securities is primarily based on unadjusted quoted prices in active markets that are readily and regularly available and are classified as Level 1. Common stocks that do not trade in an active market and are valued based on prices obtained from independent pricing vendors using unadjusted quoted prices in active markets for similar securities that are readily and regularly available are classified as level 2. Common stocks priced through an internal valuation where significant inputs are deemed to be unobservable, including securities issued by government organizations where fair value is fixed, are classified as Level 3. For common stocks that do not have a readily available fair value, NAV is used as a practical expedient.

Mortgage Loans

The estimated fair value of mortgage loans is determined using an income approach, based upon the present value of the expected cash flows discounted at an interpolated treasury yield plus a spread. The spread is based on management’s judgment and assumptions, which takes into account matters such as property type, LTV and remaining term of each loan, etc. The spread is a significant component of the pricing inputs, and therefore, these investments are classified as Level 3.
40

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)
Cash, Cash Equivalents, Short-term Investments and Investment Income Due and Accrued

Cash on hand and money market mutual funds are classified as Level 1. Cash overdrafts (i.e. outstanding checks) are classified as Level 2. Due to the short-term maturities of cash equivalents, short term investments, and investment income due and accrued, carrying value approximates fair value and is classified as Level 2.

Derivatives

The fair value of derivative instruments is generally derived using valuation models that use an income approach, except for derivatives that are exchange-traded, which are valued using quoted prices in an active market. Where valuation models are used, the selection of a particular model depends upon the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation model inputs include contractual terms, yield curves, foreign exchange rates, equity prices, credit curves, measures of volatility and other factors. Exchange-traded derivatives are valued using a market approach as fair value is based on quoted prices in active market and are classified as Level 1. OTC derivatives that trade in liquid markets, where model inputs are observable for substantially the full term, are classified as Level 2. Derivatives that are valued based upon models with any significant unobservable market inputs or inputs from less actively traded markets, or where the fair value is solely derived using broker quotations, are classified as Level 3.
Derivatives Collateral
The carrying value of these instruments approximates fair value since these assets and liabilities are generally short-term in nature.
Other Invested Assets
Other invested assets are principally comprised of LIHTC investments, preferred units of a limited partnership, and other investments with characteristics of debt. The fair value of LIHTC investments is derived using an income valuation approach, which is based on a discounted cash flow calculation using a discount rate that is determined internally and therefore classified as Level 3 (refer to Note 6 - Investments for details on LIHTC investments). The fair value of investments with debt characteristics is derived using an income valuation approach, which is based on a discounted cash flow calculation that may or may not use observable inputs and therefore is classified as Level 3. The fair value of the preferred units in a limited partnership is derived internally based on market comparable preferred units and recent transactions by the limited partnership. The valuation technique used required inputs that were both unobservable and significant and therefore classified as Level 3.
Separate Accounts Assets
Separate accounts assets reported as Level 1 in the fair value hierarchy are mostly comprised of ETFs, common stocks and actively traded open-end mutual funds with a daily NAV. The NAV can be observed by redemption and subscription transactions between third parties, or may be obtained from third-party asset managers. Common stocks are generally traded on an exchange. Separate accounts assets reported as Level 2 relate to investments in U.S. government and treasury securities, corporate bonds and mortgage-backed securities. These separate accounts assets are valued and assigned within the fair value hierarchy, consistent with the methodologies described herein for similar financial instruments held within the general account of the Company.

Separate accounts assets reported as Level 3 relate to investments in corporate bonds. These are instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

41

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)
The following tables provide additional information for investments that are measured at fair value using NAV as a practical expedient, as allowed under authoritative guidance, for investments that meet specified criteria (in millions):

2021
Category of Investment	Investment Strategy	Fair Value Determined using NAV	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Hedge fund	Multi-strategy	$1,027	$—	Monthly, Quarterly, Semi Annually and Annually	180 days or less
Hedge fund	Sector investing	27	—	Monthly	30 days
Hedge fund	Fixed Income Arbitrage	4	—	Quarterly	100 days or less
Hedge fund	Long/short equity	3	—	Monthly	30 days
Private Equity	Venture Capital	24	—	Quarterly	95 days
Mutual Fund	Multi-strategy, Global Allocation	88	—	Quarterly, Weekly	5 days - 45 days (Assets subject to lock up periods)
		$1,173	$—

2020
Category of Investment	Investment Strategy	Fair Value Determined using NAV	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Hedge fund	Multi-strategy	$265	$—	Monthly, Quarterly and Semi Annual	180 days or less
Hedge fund	Sector investing	26	—	Monthly	30 days
Hedge fund	Fixed Income Arbitrage	3	—	Quarterly	100 days or less
Hedge fund	Long/short equity	2	—	Monthly	30 days
Mutual funds	Multi-strategy, global allocation	88	—	Quarterly, Weekly	5 days - 45 days (Assets subject to lock up periods)
		$384	$—
Annuities Certain
Fair values for annuities certain liabilities are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.
Separate Accounts Liabilities – Derivatives
For separate accounts derivative instruments, fair value is determined using the same procedures as the general account disclosed above.

42

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)
The following tables present the balances of assets and liabilities measured at fair value at December 31, 2021 and 2020 (in millions):

	2021
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	NAV as a Practical Expedient	Total
Assets at fair value
Bonds
SVO-identified bond ETF	$125	$—	$—	$—	$125
Foreign corporate	—	4	—	—	4
Non-agency ABS	—	—	12	—	12
Total bonds	125	4	12	—	141
Preferred stocks	—	7	34	—	$41
Common stocks	1,419	13	74	88	1,594
Derivatives	—	566	—	—	566
Separate accounts assets	50,803	2	8	1,085	51,898
Other invested assets	—	—	87	—	87
Total assets at fair value	$52,347	$592	$215	$1,173	$54,327
Liabilities at fair value
Derivatives	$—	$16	$—	$—	$16
Separate accounts liabilities - derivatives(1)	—	4	—	—	4
Total liabilities at fair value	$—	$20	$—	$—	$20
(1) Separate accounts contract holder liabilities are not included in the table as they are reported at contract value and not fair value in the Company’s statutory financial statements.

	2020
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	NAV as a Practical Expedient	Total
Assets at fair value
Bonds
SVO-identified bond ETF	$22	$—	$—	$—	$22
U.S. corporate	—	11	—	—	11
Non-agency ABS	—	1	—	—	1
Total bonds	22	12	—	—	34
Common stocks	1,138	5	55	88	1,286
Derivatives	—	503	—	—	503
Separate accounts assets	44,238	1	3	296	44,538
Total assets at fair value	$45,398	$521	$58	$384	$46,361
Liabilities at fair value
Derivatives	$—	$177	$—	$—	$177
Separate accounts liabilities - derivatives(1)	—	8	—	—	8
Total liabilities at fair value	$—	$185	$—	$—	$185
(1) Separate accounts contract holder liabilities are not included in the table as they are reported at contract value and not fair value in the Company’s statutory financial statements.
43

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)
The tables below present a reconciliation of Level 3 assets and liabilities for the years ended December 31, 2021 and 2020 (in millions):

	2021
	Balance at 1/1	Transfers into Level 3	Transfers out of Level 3	Total Gains (Losses) Included in Net Income	Total Gains (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	Balance at 12/31
Bonds:
U.S. corporate	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Non-agency ABS	—	11	—	(1)	(1)	3	—	—	—	12
Total bonds	—	11	—	(1)	(1)	3	—	—	—	12
Preferred Stocks		5	—	—	29	—	—	—	—	34
Common stocks	55	—	(4)	30	17	7	—	(31)	—	74
Derivatives	—	—	—	(6)	6	—	—	—	—	—
Separate accounts assets	3	—	—	2	3	—	—	—	—	8
Other invested assets	—	87	—	—	—	—	—	—	—	87
Total	$58	$103	$(4)	$25	$54	$10	$—	$(31)	$—	$215

	2020
	Balance at 1/1	Transfers into Level 3	Transfers out of Level 3	Total Gains (Losses) Included in Net Income	Total Gains (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	Balance at 12/31
Bonds:
U.S. corporate	$14	$1	$(14)	$—	$(1)	$—	$—	$—	$—	$—
Non-agency ABS	2	—	(2)	—	—	—	—	—	—	—
Total bonds	16	1	(16)	—	(1)	—	—	—	—	—
Common stocks	40	—	(2)	1	13	12	—	(9)	—	55
Derivatives	1	—	—	(20)	19	—	—	—	—	—
Separate accounts assets	1	—	(1)	(1)	2	2	—	—	—	3
Total	$58	$1	$(19)	$(20)	$33	$14	$—	$(9)	$—	$58

Transfers Between Levels
Transfers between levels may occur due to changes in valuation sources, or changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads, or as a result of a security measured at amortized cost at the beginning of the period, but measured at estimated fair value at the end of the period, or vice versa due to a ratings downgrade or upgrade.
Transfers into and out of Level 3
The Company’s basis for transferring assets and liabilities into and out of Level 3 is based on changes in the observability of data, a change in the security’s measurement.
Transfers into Level 3 totaled $103 million for the year ended December 31, 2021, which primarily relates to Stone Ridge Holdings Group preferred shares in other invested assets of $87 million and perpetual preferred stocks of $5 million which both are measured at fair value effective 2021, and $11 million of non-agency asset-backed securities that were measured at amortized cost at the beginning of the period and measured at fair value at the end of the period. Transfers out of Level 3 totaled $4 million for the year ended December 31, 2021, which primarily relates to common stock securities that had level changes due to the use of a quoted price in an active market.

44

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 9 - FAIR VALUE MEASUREMENTS (continued)
Transfers into Level 3 were less than $1 million for the year ended December 31, 2020, which relates to a U.S. Corporate security that was measured at amortized cost at the beginning of the period and measured at fair value at the end of the period. Transfers out of Level 3 totaled $19 million for the year ended December 31, 2020, which primarily relates to $14 million of U.S. Corporate securities and $2 million of non-agency asset-backed securities that were measured at fair value at the beginning of the period and measured at amortized cost at the end of the period and $2 million of common stock securities that had a level change due to the use of a quoted price in an active market.

There were no liabilities measured at fair value at December 31, 2021 and 2020.

NOTE 10 - INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES

The components of Net investment income for the years ended December 31, 2021, 2020, and 2019 were as follows (in millions):

	2021	2020	2019
Bonds	$3,319	$3,364	$3,454
Common stocks - unaffiliated	32	25	37
Mortgage loans	632	622	671
Policy loans	64	46	54
Other invested assets[1]	197	106	125
Short-term investments	2	11	36
Derivative instruments	80	61	28
Gross investment income	4,326	4,235	4,405
Investment expenses	(169)	(171)	(178)
Net investment income	4,157	4,064	4,227
Net gain from separate accounts	56	44	47
Amortization of IMR	48	32	26
Net investment income, including net gain from separate accounts and amortization of IMR	$4,261	$4,140	$4,300
(1) Includes real estate net investment income of $11 million, $14 million, and $9 million for the years ended December 31, 2021, 2020, and 2019, respectively.

Due and accrued investment income is excluded from surplus when amounts are over 90 days past due or collection is uncertain. At December 31, 2021 there was no due and accrued investment income that was nonadmitted on bonds and less than $1 million at December 31, 2020.

The following table shows the Company's securities redeemed or otherwise disposed of as a result of a callable feature (including make whole call provisions) or tender and the amount of investment income generated as a result of a prepayment and/or acceleration fee ($ in millions):

	2021		2020		2019
	General Account(1)	Separate Account	General Account(1)	Separate Account	General Account(1)	Separate Account
Number of cusips	302	177	245	134	$166	$108
Investment income	$137	$8	$87	$5	$48	$3
(1) Included in the net investment income on bonds. Refer to net investment income table above.

45

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 10 - INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES (continued)
For the years ended December 31, 2021, 2020, and 2019, net realized capital gains (losses) were as follows (in millions):

	2021	2020	2019
Bonds	$160	$24	$(56)
Mortgage loans	4	(84)	—
Common stocks - unaffiliated	73	50	18
Other invested assets	(9)	(19)	(17)
Derivatives	(408)	(23)	57
Net realized capital (losses) gains before tax and transfers to the IMR	(180)	(52)	2
Less:
Capital gains tax expense	47	62	3
Net realized capital (losses) gains after tax transferred to IMR	(70)	63	19
Net realized capital losses after tax and transfers to the IMR	$(157)	$(177)	$(20)

Proceeds from investments in bonds sold were $1,857 million, $2,460 million, and $1,224 million for the years ended December 31, 2021, 2020, and 2019, respectively. Gross gains of $169 million, $170 million, and $44 million in 2021, 2020 and 2019 respectively, and gross losses of $26 million, $19 million, and $16 million in 2021, 2020, and 2019, respectively, were realized on these sales. The Company computes gains and losses on sales under the specific identification method.

The following table provides a summary of OTTI losses included as realized capital losses for the years ended December 31, 2021, 2020 and 2019 (in millions):

	2021	2020	2019
Bonds	$23	$129	$54
Common and preferred stocks	3	17	4
Other invested assets	6	19	19
Mortgage Loans	—	84	—
Total	$32	$249	$77

Refer to Note 19 - Loan-Backed and Structured Security Impairments for a list with each loan-backed and structured security at a CUSIP level where the present value of cash flows expected to be collected is less than the amortized cost basis during the current reporting period.

46

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 10 - INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES (continued)
The following tables present the Company’s gross unrealized losses and fair values for bonds and equity securities aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2021 and 2020 (in millions):

	2021
	Less than 12 Months		12 Months or Greater		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses(1)
Bonds
U.S. governments	$2,027	$70	$280	$22	$2,307	$92
All other governments	61	1	—	—	61	1
U.S. Special Revenue and Special Assessment	893	17	131	5	1,024	22
Industrial and miscellaneous unaffiliated	11,944	214	1,501	56	13,445	270
Parent, subsidiaries, and affiliates	—	—	157	5	157	5
Total bonds	14,925	302	2,069	88	16,994	390
Equity securities (unaffiliated)
Common stocks	226	9	—	—	226	9
Preferred stocks	—	—	—	—	—	—
Total equity securities	226	9	—	—	226	9
Total	$15,151	$311	$2,069	$88	$17,220	$399
(1) Includes unrealized losses related to NAIC 6 bonds of $1 million included in the statutory carrying amount.

	2020
	Less than 12 Months		12 Months or Greater		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses(1)
Bonds
U.S. governments	$325	$3	$9	$—	$334	$3
All other governments	—	—	—	—	—	—
U.S. special revenue and special assessment	270	2	6	—	276	2
Industrial and miscellaneous unaffiliated	3,773	142	1,847	37	5,620	179
Parent, Subsidiaries, and affiliates	161	1	—	—	161	1
Total bonds	4,529	148	1,862	37	6,391	185
Equity securities (unaffiliated)
Common stocks	126	7	—	—	126	7
Total equity securities	126	7	—	—	126	7
Total	$4,655	$155	$1,862	$37	$6,517	$192
(1)Includes unrealized losses of $1 million related to NAIC 6 bonds included in the statutory carrying amount.

At December 31, 2021, the gross unrealized loss on bonds and equity securities was comprised of approximately 2,606 and 356 different securities, respectively, which are included in the table above. Of the total amount of bond unrealized losses, $343 million or 88% is related to unrealized losses on investment grade securities and $47 million or 12% is related to below investment grade securities. At December 31, 2020, the gross unrealized loss on bonds and equity securities was comprised of approximately 1,039 and 450 different securities, respectively, which are included in the table above. Of the total amount of bond unrealized losses, $132 million, or 72%, is related to unrealized losses on investment grade securities and $53 million, or 28%, is related to below investment grade securities. Investment grade is defined as a security having a credit rating from the NAIC of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody’s or a rating of AAA, AA, A or BBB from Standard & Poor's; or a comparable internal rating if an externally provided rating is not available.
47

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 10 - INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES (continued)
The amount of gross unrealized losses for bonds where fair value had declined by 20% or more of the amortized cost, totaled $21 million. The period of time that each of these securities has continuously been below amortized cost by 20% or more consists of $19 million for six months or less, $1 million for greater than six months through 12 months, and $2 million for greater than 12 months. In accordance with the Company's impairment policy, the Company performed quantitative and qualitative analysis to determine if the decline was temporary. For those securities where the decline was considered temporary, the Company did not recognize an impairment when it had the ability and intent to hold until recovery.
The change in unrealized capital gains (losses) for the years ended December 31, 2021 and 2020 were as follows (in millions):

	Change in Unrealized Gains (Losses)			Change in Unrealized Foreign Exchange Gains (Losses)			Total Change in Unrealized Gains (Losses)
	2021	2020	2019	2021	2020	2019	2021	2020	2019
Bonds	$(2)	$(2)	$6	$(113)	$192	$106	$(115)	$190	$112
Preferred Stocks	17	—	—	—	—	—	17	—	—
Common stocks unaffiliated	231	60	240	(18)	23	(2)	213	83	238
Common stocks affiliated	—	—	—	—	—	—	—	—	—
Mortgage loans	(3)	17	(17)	—	—	—	(3)	17	(17)
Other invested assets	345	(18)	90	—	3	(4)	345	(15)	86
Cash, cash equivalents and short-term investments	—	—	—	—	1	1	—	1	1
Derivatives	244	(8)	56	—	—	—	244	(8)	56
Aggregate write-ins	—	—	—	—	—	—	—	—	—
Total change in unrealized on investments	832	49	375	(131)	219	101	701	268	476
Capital gains tax (benefit) expense	(112)	(62)	(90)	—	—	—	(112)	(62)	(90)
Total change in unrealized gains (losses), net of tax	$720	$(13)	$285	$(131)	$219	$101	$589	$206	$386

NOTE 11 - RELATED PARTY TRANSACTIONS
Capital Contributions
For the years ended December 31, 2021 and 2020, the Company made capital contributions to MCF of $66 million and $72 million, respectively. The Company did not make any capital contributions to MCF in 2019.

Dividend Distributions

For the years ended December 31, 2021 and 2020, the Company paid a dividend to its parent company, New York Life, in the amount of $942 million and $932 million, respectively. The Company did not pay a dividend to New York Life in 2019.
For the years ended December 31, 2021, 2020 and 2019, the Company received dividend distributions from MCF of $137 million, $65 million and $99 million, respectively.
48

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 11 - RELATED PARTY TRANSACTIONS (continued)
Material Transactions
The following table presents material related party transactions between the Company, its parent, and its affiliates, for the years ended December 31, 2021 and 2020:

Date of Transaction	Name of Related Party	Nature of Relationship	Type of Transaction	Description
Loans and Credit Agreements:
12/31/2015	MCF	Non-insurance affiliate	Note funding agreement	The Company and New York Life entered into a note funding agreement with MCF (as amended from time to time, the ("MCF Note Agreement") and acquired a variable funding note issued by MCF. The funding limit is determined using 2.25% multiplied by the cash and invested assets amount, as of such date of determination. Cash and invested assets amount means, as of any date of determination, the sum of (x) the net admitted cash and invested assets of the Company (y) the net admitted cash and invested assets of New York Life (excluding any portion thereof attributable to New York Life's investment in the Company), in each case, based on the most recently available quarterly or annual financial statements of New York Life or the Company, as applicable. All outstanding advances made to MCF under the MCF Note Agreement will be due in full on December 31, 2025.
12/23/2004 (amended as of 6/5/2020)	New York Life Capital Corporation ("NYLCC")	Non-insurance affiliate	Credit agreement	NYLCC has agreed to make loans to the Company in an amount up to, but not exceeding, $750 million from proceeds from the issuance of commercial paper. During 2021 and 2020, the credit facility was not used, no interest was paid and no outstanding balance was due.
9/30/1993 (amended from time to time)	New York Life	Parent	Credit agreement	The Company has a credit agreement with New York Life whereby the Company may borrow in the amount of up to $750 million. At December 31, 2021 and 2020, the Company has not borrowed under this agreement.
4/1/1999 (amended as of 6/5/2020)	New York Life	Parent	Credit agreement	The Company entered into an amended and restated credit agreement with New York Life, amended June 5, 2020, whereby the Company may lend in the amount of up to $750 million. During 2021 the Company lent and was repaid a $600 million loan to New York Life. The loan was only outstanding for a few days, $3,288 interest was received and there was no outstanding balance due. During 2020, the credit facility was not used, no interest was paid and no outstanding balance was due.
Service Agreements:
4/27/2006 (amended from time to time	NYLIFE Distributors, LLC.	Non-insurance affiliate	Variable product distribution agreement	The Company has appointed NYLIFE Distributors, LLC as the underwriter and/or wholesale distributor of the Company's variable products. For the years ended December 31, 2021, 2020 and 2019, the Company received service fees of $50 million, $44 million and $45 million, respectively, under a 12b-1 Plan Services Agreement, in consideration for providing 12b-1 Plan services attributable to the variable products.
Amended and restated at 5/29/2009	New York Life	Parent	Administration agreement	New York Life provides the Company with certain services and facilities including, but not limited to accounting, tax and auditing services, legal services, actuarial services, electronic data processing operations and communications operations. New York Life charges the Company for the identified costs associated with these services and facilities under the terms of a service agreement between New York Life and the Company.For the years ended December 31, 2021, 2020 and 2019, the fees incurred associated with these services and facilities, amounted to $862 million, $827 million and $875 million, respectively, and are reflected in Operating expenses and Net investment income in the accompanying Statutory Statements of Operations.
Various	New York Life	Parent	Participation in mortgage loans, Real estate owned and real estate	The Company's interests in commercial mortgage loans and certain real estate investments are primarily held in the form of participations originated or acquired by New York Life.
1/1/2005,(amended 3/28/2014)	New York Life Investment Management LLC ("NYLIM")	Non-insurance affiliate	Administrative service agreement	NYLIM has a management agreement with the MainStay VP Funds Trust (“the Fund”), a registered investment company whose shares are sold to various separate accounts of the Company. Under the terms of the agreement, NYLIM pays the Company administrative fees for providing services to the Fund.
49

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 11 - RELATED PARTY TRANSACTIONS (continued)

Date of Transaction	Name of Related Party	Nature of Relationship	Type of Transaction	Description
4/1/2000, as amended from time to time	NYL Investors, LLC	Non-insurance affiliate	Investment advisory agreement	The Company is a party to an investment advisory agreement with NYL Investors, LLC, as amended from time to time, to receive investment advisory and administrative services from NYL Investors, LLC. The payments are required to be made within 90 days from the time of billing.
Other Agreements:
Various	New York Life	Parent	Sale of corporate owned life insurance policies ("COLI")	The Company sold various COLI policies to New York Life for the purpose of informally funding certain benefits for New York Life employees and agents. These policies were issued on the same terms as policies sold to unrelated customers. At December 31, 2021 and 2020, policyholder reserve balances for these policies amounted to $4,309 million and $4,192 million, respectively, and were included in Policy reserves and Separate accounts liabilities in the accompanying Statutory Statements of Financial Position.
10/5/2017	REEP-OFC 2300 Empire LLC / Retreat at Seven Bridges	Non-insurance affiliate	Mortgage loan in real estate	In connection with the acquisition of an office building by REEP-OFC 2300 Empire LLC and a pledge of an unleveraged equity interest in the owner of Retreat at Seven Bridges, an existing multifamily property, the Company provided a first mortgage loan to REEP-OFC 2300 Empire LLC and REEP-MF Woodridge IL LLC.
6/11/2012	New York Life	Parent	Tenancy in common agreement	In connection with a $150 million land acquisition of a fee simple estate in land underlying an office building and related improvements and encumbered by a ground lease located at 1372 Broadway, New York, NY by New York Life (73.8% interest) and the Company (26.2% interest), the Company and New York Life entered into a Tenancy in Common Agreement in which the agreement sets forth the terms that govern, in part, each entity's interest in the property.
Various	New York Life	Parent	Structured settlement agreements	The Company has sold certain annuity contracts to New York Life in order that New York Life may satisfy its third-party obligations under certain structured settlement agreements. The Company has been directed by New York Life to make the payments under the annuity contracts directly to the beneficiaries under these structured settlement agreements. At December 31, 2021 and 2020, the policyholder reserves related to these contracts amounted to $146 million and $145 million, respectively, and are included in Policy reserves in the accompanying Statutory Statements of Financial Position.
Various	New York Life	Parent	Structured settlement agreements	The Company is the assumed obligor for certain structured settlement agreements with unaffiliated insurance companies, beneficiaries and other non-affiliated entities. To satisfy its obligations under these agreements, the Company owns all rights, title and interest in and to certain structured settlement annuity contracts issued by New York Life. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations ranged from 3.50% to 7.65%. The Company has directed New York Life to make the payments under the annuity contracts directly to the beneficiaries under the structured settlement agreements. At December 31, 2021 and 2020, the carrying value of the interest in annuity contracts and the corresponding obligations under structured settlement agreements amounted to $9,875 million and $9,537 million, respectively.
Significant Transactions:
10/15/2020	NYL Investments	Non-insurance affiliate	Purchase of bond investment	The Company owns a bond issued by NYL Investments with a carrying value of $600 million. On October 15, 2020, the Company purchased this note from New York Life for $608 million, and includes principal and accrued interest.
11/23/2020	NYL Investments	Non-insurance affiliate	Initial funding of a second bond investment	The company funded a bond from NYL Investments for $162 million

At December 31, 2021 and 2020, the Company reported a net amount of $90 million and $76 million, respectively, as amounts payable to parent and affiliates. The terms of the underlying agreements generally require that these amounts be settled in cash within 90 days.

In the ordinary course of business, the Company enters into reinsurance agreements with its parent and affiliates. Material reinsurance agreements have been disclosed in Note 13 – Reinsurance. In addition, the Company may enter into guarantees and/or keep wells with its parent and affiliates. Material guarantee agreements and/ or keep wells have been disclosed in Note 15 – Commitments and Contingencies.

50

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 12 - INSURANCE LIABILITIES

Insurance liabilities at December 31, 2021 and 2020 were as follows (in millions):

	2021	2020
Life insurance reserves	$29,248	$28,516
Annuity reserves and supplementary contracts with life contingencies	70,698	71,410
Asset adequacy and special reserves	26	29
Total policy reserves	99,972	99,955
Deposit funds	1,482	1,524
Policy claims	1,062	326
Total insurance liabilities	$102,516	$101,805
Life Insurance Reserves
Reserves for life insurance policies are maintained principally using the 1958 Commissioners’ Extended Term Mortality Table and the 1958, 1980, 2001 and 2017 Commissioners’ Standard Ordinary Mortality Tables under the Commissioners’ Reserve Valuation ("CRVM") Method or Net Level Premium Reserve Method with valuation interest rates ranging from 3.0% to 6.0%. Reserves for universal life secondary guarantee products are determined under the Actuarial Guideline XXXVIII methodology. Reserves for policies issued in 2020 and later were determined based on principle-based standards as set forth in the NAIC Valuation Manual.

In 2021, the DSID granted approval for the Company to change the valuation basis for reserves for certain blocks of life insurance policies from the minimum statutory reserve standard required under either New York or Washington law to the NAIC valuation basis. The Company recorded a net change in reserve valuation basis of $536 million for the year ended December 31, 2021, which was reported as a direct increase in surplus in the accompanying Statutory Statements of Changes in Surplus. For the year ended December 31, 2020, there were no changes in reserve basis for life insurance reserves.

The Company has established policy reserves on contracts issued January 1, 2001 and later that exceed the minimum amounts determined under Appendix A-820, “Minimum Life and Annuity Reserve Standards” of NAIC SAP by approximately $48 million and $195 million at December 31, 2021 and 2020, respectively.

At December 31, 2021 and 2020, the Company’s liabilities for GMDB reserves, which are associated with certain variable life products, amounted to $9 million and $11 million, respectively, and were recorded in Policy reserves in the accompanying Statutory Statements of Financial Position.

Surrender values are promised in excess of life reserves on certain policies. This excess is included as part of miscellaneous reserves. No surrender values are promised in excess of any other reserves. Additional reserves are held on account of anticipated extra mortality for policies subject to extra premiums.

At December 31, 2021 and 2020, the Company had $10,736 million and $15,766 million, respectively, of insurance in-force for which the gross premiums were less than the net premiums according to the standard of valuation set by the State of Delaware.

The tabular interest has been determined by formula as described in the NAIC instructions except for certain universal life products for which tabular interest has been determined from the basic data for the calculation of policy reserves. The tabular less actual reserves released has been determined by formula as described in the NAIC instructions. The tabular cost has been determined by formula as described in the NAIC instructions.
51

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 12 - INSURANCE LIABILITIES (continued)
Annuity Reserves and Supplementary Contracts with Life Contingencies
Reserves for single premium immediate annuities, guaranteed future income annuities, and supplementary contracts involving life contingencies purchased prior to 2018 are based principally on 1983 Table A, A2000, 2012 IAR table and CARVM, with assumed interest rates ranging from 3.8% to 6.0%. Purchases in 2018 and later years are reserved with valuation interest rates satisfying both the valuation manual requirements for maximum valuation interest rates for income annuities ("VM-22") and the New York State Department of Financial Services ("NYSDFS") Regulation 213 maximum valuation rate requirements, applying the 2012 IAR Table. The VM-22 rates range from 1.00% to 4.00%.

Reserves for fixed deferred annuities are based principally on 1971 Individual Annuity Mortality, 1983 Table A, A2000, 2012 IAR and CARVM, with assumed interest rates ranging from 3.0% to 10.0%. Reserves for variable deferred annuities are based principally on VM-21 and NYSDFS Regulation 213, with assumed interest rates ranging from 3% to 8.25%. For the index-linked account corresponding to a variable annuity product, we also apply Actuarial Guideline XXXV. Generally, owners of the Company’s deferred annuities are able, at their discretion, to withdraw funds from their policies. The withdrawals in excess of the surrender charge-free withdrawal amount may be subject to surrender charges in the early years.

At December 31, 2021 and 2020, the Company’s liabilities for GMDB, GMAB, GFIB, and EBB reserves, which are associated with variable annuity products, amounted to $26 million and $29 million, respectively, and were recorded in Policy reserves in the accompanying Statutory Statements of Financial Position.

The Company recorded a $16 million increase in reserves for annuities as a change in valuation basis in 2020, which was reported as a direct reduction in surplus in the accompanying Statutory Statements of Changes in Surplus.

The tabular interest has been determined by formula as described in the NAIC instructions except for individual deferred annuities for which tabular interest has been determined from the basic data for the calculation of policy reserves. The tabular less actual reserves released has been determined by formula as described in the NAIC instructions. The tabular cost has been determined by formula as described in the NAIC instructions.
Deposit Funds
Deposit funds at December 31, 2021 and 2020 were as follows (in millions):

	2021	2020
Fixed period annuities	$1,016	$1,084
Supplemental contracts without life contingencies	449	410
Continued interest accounts	17	30
Total deposit funds	$1,482	$1,524
52

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 12 - INSURANCE LIABILITIES (continued)
Withdrawal Characteristics of Annuity Reserves and Deposit Funds
The following table reflects the withdrawal characteristics of annuity reserves and deposit fund liabilities at December 31, 2021 and 2020 ($ in millions):

Individual Annuities

	2021
	General Account	Separate Accounts with Guarantees	Separate Accounts Non-guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$26,804	$—	$—	$26,804	25%
At book value less current surrender charge of 5% or more	6,168	—	—	6,168	6
At fair value	—	—	38,294	38,294	35
Total with adjustment or at fair value	32,972	—	38,294	71,266	66
At book value without adjustment	20,486	—	—	20,486	19
Not subject to discretionary withdrawal	16,687	—	—	16,687	15
Total	$70,145	$—	$38,294	$108,439	100%
Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$498	$—	$—	$498

	2020
	General Account	Separate Accounts with Guarantees	Separate Accounts Non-guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$28,061	$—	$—	$28,061	27%
At book value less current surrender charge of 5% or more	6,969	—	—	6,969	7
At fair value	—	—	33,216	33,216	32
Total with adjustment or at fair value	35,030	—	33,216	68,246	66
At book value without adjustment	19,716	—	—	19,716	19
Not subject to discretionary withdrawal	16,045	—	—	16,045	15
Total	$70,791	$—	$33,216	$104,007	100%
Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$932	$—	$—	$932

53

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 12 - INSURANCE LIABILITIES (continued)
Group Annuities

	2021
	General Account	Separate Accounts with Guarantees	Separate Accounts Non-guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$43	$—	$—	$43	8%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—
Total with adjustment or at fair value	43	—	—	43	8
At book value without adjustment	40	—	—	40	7
Not subject to discretionary withdrawal	469	—	—	469	85
Total	$552	$—	$—	$552	100%
Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$—	$—	$—	$—

	2020
	General Account	Separate Accounts with Guarantees	Separate Accounts Non-guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$57	$—	$—	$57	9%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—
Total with adjustment or at fair value	57	—	—	57	9
At book value without adjustment	44	—	—	44	7
Not subject to discretionary withdrawal	518	—	—	518	84
Total	$619	$—	$—	$619	100%
Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$—	$—	$—	$—
54

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 12 - INSURANCE LIABILITIES (continued)
Deposit-Type Contracts

	2021
	General Account	Separate Accounts with Guarantees	Separate Accounts Non-guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—
Total with adjustment or at fair value	—	—	—	—	—
At book value without adjustment	288	—	—	288	19
Not subject to discretionary withdrawal	1,194	—	—	1,194	81
Total	$1,482	$—	$—	$1,482	100%
Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$—	$—	$—	$—

	2020
	General Account	Separate Accounts with Guarantees	Separate Accounts Non-guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—
Total with adjustment or at fair value	—	—	—	—	—
At book value without adjustment	258	—	—	258	17
Not subject to discretionary withdrawal	1,255	—	—	1,255	83
Total	$1,513	$—	$—	$1,513	100%
Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$—	$—	$—	$—

55

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 12 - INSURANCE LIABILITIES (continued)
Withdrawal Characteristics of Life Insurance Reserves

The following tables reflect the withdrawal characteristics of life insurance reserves at December 31, 2021 and 2020 ($ in millions):

	2021
	General Account			Separate Accounts Guaranteed and Non-guaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender, or policy loans:
Term policies with cash value	$—	$—	$—	$—	$—	$—
Universal life	19,248	19,570	19,393	6,373	6,373	6,373
Universal life with secondary guarantees	5,561	4,921	8,411	—	—	—
Indexed universal life	—	—	—	—	—	—
Indexed universal life with secondary guarantees	—	—	—	—	—	—
Indexed life	—	—	—	—	—	—
Other permanent cash value life insurance	—	—	—	—	—	—
Variable life	11	11	16	66	66	66
Variable universal life	1,734	1,729	1,478	10,277	10,121	12,463
Miscellaneous reserves	—	—	—	—	—	—
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	—	—	—	—
Accidental death benefits	—	—	—	—	—	—
Disability - active lives	—	—	2	—	—	—
Disability - disabled lives	—	—	74	—	—	—
Miscellaneous reserves	—	—	628	—	—	—
Total life insurance (gross)	26,554	26,231	30,002	16,716	16,560	18,902
Reinsurance ceded	—	—	754	—	—	—
Total life insurance (net)	$26,554	$26,231	$29,248	$16,716	$16,560	$18,902
56

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 12 - INSURANCE LIABILITIES (continued)

	2020
	General Account			Separate Accounts Guaranteed and Non-guaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender, or policy loans:
Term policies with cash value	$—	$—	$—	$—	$—	$—
Universal life	18,749	18,909	18,215	6,178	6,178	6,178
Universal life with secondary guarantees	5,351	4,659	8,224	—	—	—
Indexed universal life	—	—	—	—	—	—
Indexed universal life with secondary guarantees	—	—	—	—	—	—
Indexed life	—	—	—	—	—	—
Other permanent cash value life insurance	—	—	—	—	—	—
Variable life	11	11	16	57	57	57
Variable universal life	1,731	1,729	1,726	10,482	10,326	10,416
Miscellaneous reserves	—	—	—	—	—	—
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	—	—	—	—
Accidental death benefits	—	—	—	—	—	—
Disability - active lives	—	—	2	—	—	—
Disability - disabled lives	—	—	74	—	—	—
Miscellaneous reserves	—	—	862	—	—	—
Total life insurance (gross)	25,842	25,308	29,119	16,717	16,561	16,651
Reinsurance ceded	—	—	603	—	—	—
Total life insurance (net)	$25,842	$25,308	$28,516	$16,717	$16,561	$16,651

57

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 13 - REINSURANCE

The effects of reinsurance on the accompanying Statutory Statements of Financial Position at December 31, 2021 and 2020 were as follows (in millions):

	2021	2020
Policy reserves:
Direct	$100,726	$100,558
Assumed	—	—
Ceded	(754)	(603)
Policy reserves	$99,972	$99,955
Policy claims:
Direct	$525	$443
Assumed	687	4
Ceded(1)	(150)	(121)
Policy claims	$1,062	$326
Reinsurance recoverable(2)	$71	$54
(1) Includes reinsurance recoverable related to unpaid losses of $100 million and $68 million at December 31, 2021 and 2020, respectively.
(2) Included in Other assets in the accompanying Statutory Statements of Financial Position.

The effects of reinsurance on the accompanying Statutory Statements of Operations for the years ended December 31, 2021, 2020 and 2019 were as follows (in millions):

	2021	2020	2019
Premiums:
Direct(1)	$13,461	$13,200	$13,856
Assumed	1,090	5	5
Ceded	(539)	(548)	(517)
Premiums	$14,012	$12,657	$13,344
Benefit payments:
Direct	$14,265	$13,063	$12,965
Assumed	1,388	9	9
Ceded	(739)	(655)	(499)
Benefit payments	$14,914	$12,417	$12,475
(1) Includes considerations for supplementary contracts with life contingencies of $48 million, $58 million and $76 million for the years ended December 31, 2021, 2020 and 2019, respectively.
Reinsurance Assumed
On December 31, 2020, New York Life acquired Life Insurance Company of North America ("LINA") as part of its acquisition of Cigna’s group life and group disability insurance business, now named New York Life Group Benefit Solutions ("GBS”). Following the closing of the acquisition, the Company entered into an affiliated reinsurance agreement to reinsure mortality risk arising under LINA's group term life insurance business on a yearly renewable term basis. This transfer of life insurance mortality risk allows the Company to diversify its overall risk profile, as the Company's risk profile was previously weighted more heavily toward interest rate and asset risk. Entry into the yearly renewable term treaty also reduces LINA's exposure to mortality risk. At December 31, 2021, the Company held assumed liabilities for policy claims relating to this reinsurance agreement of $686 million, which are included in the Policy claims in the accompanying Statutory Statements of Financial Position.
58

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 13 - REINSURANCE (continued)
Reinsurance Ceded
The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk and to be able to issue life insurance policies in excess of its retention limits. Currently, the Company primarily reinsures the mortality risk on new life insurance policies on a quota share yearly renewable term basis, except for custom guarantee universal life and asset flex products. Most of the reinsurance ceded on new and inforce business is on an automatic basis. The quota share currently ceded on new business ranges from 15% to 90% . All products are ceded from first dollar with the exception of variable universal life which has a minimum size policy ceded of $1 million. Cases in excess of the Company’s retention and certain substandard cases are ceded on a facultative basis. The majority of the Company's facultative reinsurance is for substandard cases which the Company typically cedes 90%.

The ceding of risk does not discharge the Company from its primary obligations to policyholders. To the extent that the assuming companies become unable to meet their obligations under reinsurance contracts, the Company remains contingently liable. Each reinsurer is reviewed to evaluate its financial stability before entering into each reinsurance contract and throughout the period that the reinsurance contract is in place.

Life insurance ceded was 45% and 47% of total life insurance in-force at December 31, 2021 and 2020. The reserve reductions taken for life insurance reinsured at December 31, 2021 and 2020 were $754 million and $603 million, respectively.

The Company has reinsurance agreements with New York Life Agents Reinsurance Company (“NYLARC”). NYLARC is a life insurance company wholly owned by NYLARC Holding Company, Inc., whose shareholders consist of New York Life's top agents who meet certain criteria and who may also be agents of the Company or NYLIFE Insurance Company of Arizona ("NYLAZ"). NYLARC reinsures a portion of certain life insurance products sold by its shareholders. The purpose of NYLARC is to retain high production agents, and increase the volume and quality of the business that they submit to New York Life, NYLAZ and the Company.

NOTE 14 - BENEFIT PLANS

The Company shares in the cost of the following plans sponsored by New York Life: (1) certain defined benefit pension plans for eligible employees and agents, (2) certain defined contribution plans for substantially all employees and agents, (3) certain postretirement life and health benefits for retired employees and agents including their eligible dependents, and (4) postemployment benefits. The expense for these plans is allocated to the Company in accordance with an intercompany cost sharing agreement. The liabilities for these plans are included with the liabilities for the corresponding plan of New York Life. The Company’s share of the cost of these plans was as follows for the years ended December 31, 2021, 2020 and 2019 (in millions):

	2021	2020	2019
Defined benefit pension	$32	$30	$28
Defined contribution	10	10	10
Postretirement life and health	6	6	5
Postemployment	2	2	3
Total	$50	$48	$46

59

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 15 - COMMITMENTS AND CONTINGENCIES

Guarantees

At the inception of a guarantee (except unlimited guarantees), the Company recognizes an initial liability at fair value for the obligations it has undertaken, regardless of the probability of performance under the guarantee. This includes guarantees made on behalf of affiliates unless the guarantee is deemed unlimited. At December 31, 2021 and 2020, the Company had no such guarantees.
Litigation
The Company is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities, and/or other operations, including actions involving retail sales practices. Some of these actions seek substantial or unspecified compensatory and punitive damages. The Company is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, the Company believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company’s financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on the Company’s operating results for a given year.

Borrowed Money

Refer to Note 6 - Investments for a more detailed discussion of the Company's commitments for loaned securities and repurchase agreements.
Assessments
Most of the jurisdictions in which the Company is licensed to transact business require life insurers to participate in guaranty associations which are organized to pay contractual benefits pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed life insurer is engaged. Some states permit member insurers to recover assessments through full or partial premium tax offsets.
Other Commitments and Contingencies
Prior to July 1, 2002, the Company did business in Taiwan through a branch operation (the "Taiwan Branch"). On July 1, 2002, the Taiwan Branch ceased operations and all of its liabilities and assets, including policy liabilities were transferred to New York Life Insurance Taiwan Corporation ("Taiwan Corporation"), an indirect subsidiary of New York Life. On December 31, 2013, Taiwan Corporation was sold to Yuanta Financial Holding Co. Ltd. ("Yuanta"). Under the terms of the sale agreement, Yuanta has agreed to satisfy in full, or to cause Taiwan Corporation to satisfy in full, all of Taiwan Corporation's obligations under the Taiwan Branch policies that were transferred to Taiwan Corporation on July 1, 2002. However, the Company, under Taiwan law, also remains contingently liable for these policies in the event that neither Taiwan Corporation nor Yuanta meets its obligations. This contingent liability of the Company has not been recognized on the accompanying Statutory Statements of Financial Position because it does not meet the probable and estimable criteria of SSAP No. 5R.

At December 31, 2021 and 2020, the Company and its guaranteed separate accounts had contractual commitments to extend credit for commercial mortgage loans at both fixed and variable rates of interest, which amounted to approximately $875 million and $1,004 million, respectively. These commitments are diversified by property type and geographic location. There were no contractual commitments to extend credit under residential loan agreements at December 31, 2021 and 2020.
60

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 15 - COMMITMENTS AND CONTINGENCIES (continued)
At December 31, 2021 and 2020, the Company and its guaranteed separate accounts had outstanding contractual obligations to acquire additional private placement securities amounting to $578 million and $769 million, respectively.

Unfunded commitments on limited partnership, limited liability companies and other invested assets amounted to $999 million and $539 million at December 31, 2021 and 2020, respectively. Unfunded commitments on LIHTC amounted to $86 million and $5 million at December 31, 2021 and 2020, respectively. At December 31, 2021 and 2020, unfunded commitments on LIHTC are included in Other invested assets, with an offset in Other liabilities in the accompanying Statutory Statement of Financial Position.

Several commercial banks have customary security interests in certain assets of the Company to secure potential overdrafts and other liabilities of the Company that may arise under custody, securities lending and other banking agreements with such banks.
FHLB Agreement
The Company is a member of the FHLB of Pittsburgh. Membership in the FHLB of Pittsburgh provides the Company with a significant source of alternative liquidity. Advances received by the general account are included in Other liabilities in the accompanying Statutory Statements of Financial Position. When borrowing from the FHLB of Pittsburgh, the Company is required to post collateral in the form of eligible securities, including mortgage-backed, government and agency debt instruments for each of the advances received. Upon any event of default by the Company, the FHLB of Pittsburgh's recovery from the collateral is limited to the amount of the Company's liability to the FHLB of Pittsburgh.

The amount of FHLB of Pittsburgh common stock held, in aggregate exclusively in the Company’s general account at December 31, 2021 and 2020 was as follows (in millions):

	2021	2020
Membership stock - Class B (1)	$29	$22
Activity stock	—	—
Aggregate total	$29	$22
Actual or estimated borrowing capacity as determined by the insurer	$6,232	$5,502
(1) Membership stock is not eligible for redemption.

At December 31, 2021 and 2020, the Company did not have an outstanding balance due to the FHLB of Pittsburgh. The maximum amount borrowed and collateral pledged to the FHLB of Pittsburgh during the years ended December 31, 2021 and 2020 was as follows (in millions):

	2021		2020
	General Account	Separate Account	General Account	Separate Account
Fair Value	$1,665	$—	$1,512	$—
Carrying Value	$1,665	$—	$1,512	$—
Maximum Amount Borrowed During the Year	$—	$—	$—	$—

The Company does not have any prepayment obligations for the borrowing arrangement.

61

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 16 - INCOME TAXES

The components of the net DTAs and DTLs were as follows at December 31, 2021 and 2020 (in millions):

	2021			2020			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross DTAs	$1,168	$277	$1,445	$1,095	$198	$1,293	$73	$79	$152
Statutory valuation allowance	—	—	—	—	—	—	—	—	—
Adjusted gross DTAs	1,168	277	1,445	1,095	198	1,293	73	79	152
Nonadmitted DTAs (1)	331	—	331	349	—	349	(18)	—	(18)
Subtotal net admitted DTAs	837	277	1,114	746	198	944	91	79	170
Gross DTLs	292	419	711	289	264	553	3	155	158
Net admitted DTAs (2)	$545	$(142)	$403	$457	$(66)	$391	$88	$(76)	$12
(1) DTAs are nonadmitted primarily because they are not expected to be realized within three years of the Statutory Statements of Financial Position date.
(2) The total net admitted DTAs are included in Other assets in the accompanying Statutory Statements of Financial Position.

The admission calculation components are as follows (paragraph references throughout Note 16 are to paragraphs of SSAP No. 101 “Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10”) (in millions):

	December 31, 2021			December 31, 2020			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks (Paragraph 11.a)	$—	$19	$19	$—	$20	$20	$—	$(1)	$(1)
Adjusted gross DTAs expected to be realized (excluding the amount of DTAs from paragraph 11.a above) after application of the threshold limitation (the lesser of paragraph 11.b.i and 11.b.ii below):	385	—	385	371	—	371	14	—	14
Adjusted gross DTAs expected to be realized following the balance sheet date. (Paragraph 11.b.i)	385	—	385	371	—	371	14	—	14
Adjusted gross DTAs allowed per limitation threshold (Paragraph 11.b.ii)	N/A	N/A	1,400	N/A	N/A	1,359	N/A	N/A	41
Adjusted gross DTAs (excluding the amount of DTAs from paragraphs 11.a and 11.b above) offset by gross DTLs (Paragraph 11.c)	452	258	710	375	178	553	77	80	157
DTAs admitted as the result of application of SSAP 101 (Total of paragraphs 11.a, 11.b, 11.c).	$837	$277	$1,114	$746	$198	$944	$91	$79	$170
The ratio used to determine the applicable period used in paragraph 11.b.i above and the amount of adjusted capital and surplus used to determine the percentage threshold limitation in paragraph 11.b.ii above at December 31, 2021 and 2020 are as follows ($ in millions):

	2021	2020
Ratio percentage used to determine recovery period and threshold limitation amount.	967%	1,006%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in paragraph 11.b.ii above.	$9,331	$9,057
62

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 16 - INCOME TAXES (continued)

There was no impact on the Company’s adjusted gross and net admitted DTAs due to tax planning strategies at December 31, 2021 and 2020.

The Company did not use reinsurance in its tax planning strategies. The Company had no unrecognized DTLs at December 31, 2021 and 2020. Additionally, the Company had no adjustments to gross DTAs because of a change in circumstances that causes a change in judgment about the realizability of the related DTAs.

Enactment of the CARES Act did not have a financial impact on the Company.

Significant components of the current federal and foreign income taxes for the years ended December 31, 2021, 2020 and 2019 were as follows (in millions):

	2021	2020	2019	Change 2021-2020	Change 2020-2019
Federal(1)	$187	$102	$226	$85	$(124)
Foreign	—	—	—	—	—
Subtotal	187	102	226	85	(124)
Federal income tax on net capital gains (losses)	47	62	4	(15)	58
Other	—	—	(22)	—	22
Total federal and foreign income taxes	$234	$164	$208	$70	$(44)
(1) The Company had investment tax credits of $27 million, $31 million and $24 million for the years ended December 31, 2021, 2020 and 2019, respectively.

63

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 16 - INCOME TAXES (continued)

The tax effects of temporary differences that give rise to DTAs and DTLs at December 31, 2021 and 2020 were as follows (in millions):

	2021	2020	Change
DTAs
Ordinary:
Policyholder reserves	$654	$691	$(37)
Deferred acquisition costs	337	292	45
Investments	137	71	66
Pension accrual	24	27	(3)
Receivables - nonadmitted	12	11	1
Fixed assets	2	2	—
Other	2	1	1
Subtotal	1,168	1,095	73
Nonadmitted	331	349	(18)
Admitted ordinary DTAs	837	746	91
Capital:
Investments	277	198	79
Subtotal	277	198	79
Nonadmitted	—	—	—
Admitted capital DTAs	277	198	79
Total admitted DTAs	1,114	944	170
DTLs
Ordinary:
Policyholder reserves	159	198	(39)
Investments	133	91	42
Subtotal	292	289	3
Capital:
Investments	419	264	155
Subtotal	419	264	155
Total DTLs	711	553	158
Net admitted DTAs	$403	$391	$12
Deferred income tax expense on change in net unrealized capital gains			$(112)
Increase in net deferred taxes related to other items			106
Decrease in DTAs nonadmitted			18
Increase in net admitted DTAs			$12
64

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 16 - INCOME TAXES (continued)

The Company’s income tax expense and change in net DTAs for the years ended December 31, 2021, 2020 and 2019 differs from the amount obtained by applying the statutory rate of 21% to net gain from operations after dividends to policyholders and before federal income taxes for the following reasons (in millions):

	2021	2020	2019	Change 2021-2020	Change 2020-2019
Net gain from operations after dividends to policyholders and before federal and foreign income taxes at statutory rate	$141	$97	$184	$44	$(87)
Net realized capital gains (losses) at statutory rate	(38)	(11)	—	(27)	(11)
Tax exempt income	(39)	(40)	(50)	1	10
Tax credits, net of withholding	(37)	(34)	(30)	(3)	(4)
Amortization of IMR	(10)	(7)	(5)	(3)	(2)
Dividend from MCF	(29)	(14)	(21)	(15)	7
Partnership income from MCF	46	11	30	53	(19)
Prior year audit liability and settlement	(1)	6	(15)	(7)	21
Non-admitted assets	—	—	(8)	—	8
Other items impacting surplus	96	(7)	13	103	(20)
Other	(1)	1	3	(2)	(2)
Federal and foreign income taxes incurred and change in net deferred taxes during the year	$128	$2	$101	$126	$(99)
Federal and foreign income tax expense reported in the Company's Statutory Statements of Operations	$187	$102	$227	$85	$(125)
Capital gains tax expense (benefit) incurred	47	62	4	(15)	58
Increase in net DTAs	(106)	(162)	(109)	56	(53)
Change in current and deferred income taxes reported in surplus	—	—	(21)	—	21
Federal and foreign income taxes incurred and change in net deferred taxes during the year	$128	$2	$101	$126	$(99)

The Company’s federal income tax return is consolidated with New York Life, NYLAZ, NYLIFE LLC, New York Life Enterprises LLC, NYL Investments, NYL Investors, LLC, LINA, NYLGICNY, and LINA Benefit Payments, Inc. Refer to Note 3 – Significant Accounting Policies - Federal Income Taxes.

The New York Life federal income tax returns are routinely examined by the Internal Revenue Service ("IRS") and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 2010 and tax years 2011 through 2013 are currently under examination. There were no material effects on the Company’s accompanying Statutory Statements of Operations as a result of these audits. The Company believes that its recorded income tax liabilities are adequate for all open years.

The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

The Company did not have any operating loss and tax credit carry forwards available for tax purposes. The total income taxes incurred in prior years that will be available for recoupment in the event of future net losses total $52 million, $86 million and $31 million, related to the years ended December 31, 2021, 2020 and 2019, respectively.

At December 31, 2021 and 2020, the Company recorded a current income tax (payable)/receivable of $(4) million and $(53) million, respectively, which is included in Other assets and Other liabilities in the accompanying Statutory Statements of Financial Position.
65

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 16 - INCOME TAXES (continued)

At December 31, 2021, the Company had no protective tax deposits on deposit with the IRS under Section 6603 of the Internal Revenue Code.

NOTE 17 - CAPITAL AND SURPLUS

Capitalization

The Company has 20,000 shares authorized, with a par value of $10,000 per share with 2,500 shares issued and outstanding. All shares are common stock and are owned by New York Life. The Company has no preferred stock.

For the year ended December 31, 2020, the Company received a capital contribution in the form of an affiliated equity investment in MCF from New York Life for $530 million. The Company did not receive a capital contribution from New York Life for the years ended December 31, 2021 and 2019.
Other Surplus Adjustments
Other adjustments, net in the accompanying Statutory Statements of Changes in Surplus at December 31, 2021, 2020 and 2019, principally include the effects of the following (in millions):

	2021	2020	2019
Surplus withdrawn from separate accounts	$55	$45	$44
Changes in surplus relating to separate accounts	(44)	(44)	(47)
Change in liability for reinsurance in unauthorized companies	(2)	—	(2)
Total	$9	$1	$(5)
Nonadmitted Assets
Under statutory accounting rules, a nonadmitted asset is defined as an asset having economic value other than that which can be used to fulfill policyholder obligations, or those assets that are unavailable due to encumbrances or other third-party interests. These assets are not recognized in the accompanying Statutory Statements of Financial Position, and are, therefore, considered nonadmitted. The changes between years in nonadmitted assets are charged or credited directly to surplus.

NOTE 18 - DIVIDENDS TO STOCKHOLDER

The Company is subject to restrictions on the payment of dividends to New York Life. Under the Delaware Insurance Code, cash dividends can be paid only out of that part of the Company’s available and accumulated surplus funds which are derived from realized net operating profits on its business and realized capital gains, and dividends (or other distributions) on capital stock can be declared and paid only out of earned surplus (being an amount equal to the unassigned funds of the Company as set forth in its most recent annual statement submitted to the Delaware Insurance Commissioner (“the Commissioner”), including all or part of the surplus arising from unrealized capital gains or revaluation of assets), except as otherwise approved by the Commissioner (provided that stock dividends may be paid out of any available surplus funds). Furthermore, no extraordinary dividend may be paid until 30 days after the Commissioner has received notice of such declaration and has not disapproved such payment within such 30 day period, or the Commissioner has approved such payment within that 30 day period. Extraordinary dividends are defined as any dividend or distribution or cash or other property, whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceeds the greater of (1) 10 percent of the Company’s surplus as regards policyholders as of the preceding December 31 or (2) the net gain from operations of the Company for the 12 month period ending on the preceding December 31 (not including pro rata distributions of any class of the Company’s own securities).

66

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 18 - DIVIDENDS TO STOCKHOLDER (continued)
At December 31, 2021, the amount of earned surplus of the Company available for the payment of dividends was $5,252 million. The maximum amount of dividends that may be paid in 2022 without prior notice to or approval of the Commissioner is $971 million.

Dividends may be declared by the Board of Directors of the Company from available surplus, as it deems appropriate, on a non-cumulative basis. For the years ended December 31, 2021, 2020 and 2019, the Company paid dividends to its sole stockholder, New York Life, in the amount of $942 million, $932 million and $0 million, respectively.

NOTE 19 - WRITTEN PREMIUMS

Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2021 and 2020 were as follows (in millions):

	2021		2020
	Gross	Net of Loading	Gross	Net of Loading
Group life(1)	$388	$388	$—	$—
(1) Represents reinsurance premiums assumed from LINA. Refer to Note 13 - Reinsurance for more details.
Deferred premium is the portion of the annual premium not earned at the reporting date. Loading of deferred premium is an amount obtained by subtracting the valuation net deferred premium from the gross deferred premium and generally includes allowances for acquisition costs and other expenses.
Uncollected premium is gross premium net of reinsurance that is due and unpaid at the reporting date. Net premium is the amount used in the calculation of reserves. The change in loading is included as an expense and is not shown as a reduction to premium income.

NOTE 20 - LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS

The Company does not have any loan-backed and structured securities, which are other-than-temporarily impaired where the Company intends to sell, or does not have the intent and ability to hold until recovery, at December 31, 2021.

The following table lists each loan-backed and structured security at a CUSIP level where the present value of cash flows expected to be collected is less than the amortized cost basis during the current year (in thousands):

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
General Account
059469AF3	$590	$582	$8	$582	$578	12/31/2021
17029RAA9	78	33	46	33	32	12/31/2021
17309BAB3	103	102	1	102	102	12/31/2021
46628SAE3	1,695	1,591	103	1,591	1,658	12/31/2021
57643MDX9	12	2	10	2	19	12/31/2021
69337AAM8	520	512	8	512	481	12/31/2021
69337VAE0	1,350	1,348	2	1,348	1,297	12/31/2021
46628BBD1	16	15	—	15	16	9/30/2021
69337AAM8	532	520	13	520	494	9/30/2021
69337VAE0	1,430	1,357	72	1,357	1,296	9/30/2021
67

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 20 - LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
12628KAF9	718	680	38	680	706	6/30/2021
12628LAJ9	149	143	6	143	148	6/30/2021
12638PAE9	1,001	910	91	910	937	6/30/2021
15132EFL7	292	164	128	164	213	6/30/2021
17029RAA9	78	31	47	31	23	6/30/2021
19237JAD5	71	56	15	56	69	6/30/2021
65537BAC4	1,955	1,819	136	1,819	1,928	6/30/2021
69337AAM8	545	532	13	532	505	6/30/2021
69337VAE0	1,673	1,662	10	1,662	1,591	6/30/2021
93934FLW0	831	806	26	806	823	6/30/2021
94988PAC7	2,554	1,443	1,111	1,443	1,443	6/30/2021
94988PAD5	37,445	35,720	1,726	35,720	35,720	6/30/2021
94988YAB0	845	638	206	638	638	6/30/2021
94988YAD6	866	812	54	812	812	6/30/2021
94988YAF1	863	813	50	813	813	6/30/2021
94988YAH7	2,650	2,114	535	2,114	2,114	6/30/2021
94989FAB0	825	669	156	669	669	6/30/2021
94989FAF1	845	625	220	625	625	6/30/2021
94989FAH7	2,575	2,367	208	2,367	2,367	6/30/2021
12629EAD7	832	822	10	822	818	3/31/2021
17029RAA9	36	30	6	30	36	3/31/2021
32052MAA9	2	2	—	2	2	3/31/2021
3622E8AC9	2,366	2,216	150	2,216	2,333	3/31/2021
362334MD3	3	3	—	3	3	3/31/2021
36849XAA4	7,215	5,865	1,351	5,865	7,006	3/31/2021
36849XAB2	1,273	—	1,273	—	1,199	3/31/2021
61749EAE7	588	543	46	543	573	3/31/2021
61749EAH0	640	596	45	596	630	3/31/2021
69337AAM8	604	545	59	545	516	3/31/2021
69337VAE0	1,738	1,674	65	1,674	1,562	3/31/2021
76110VSU3	169	145	24	145	37	3/31/2021
78637VAB4	685	630	55	630	668	3/31/2021
78637VAD0	683	629	55	629	667	3/31/2021
78637VAF5	683	628	55	628	667	3/31/2021
78637VAH1	688	634	54	634	673	3/31/2021
78637VAK4	726	669	56	669	714	3/31/2021
78637VAM0	736	679	57	679	725	3/31/2021
78637VAP3	740	685	55	685	729	3/31/2021
78637VAR9	760	704	55	704	749	3/31/2021
78637VAT5	774	718	56	718	764	3/31/2021
78637VAV0	787	730	57	730	778	3/31/2021
78637VAX6	816	761	55	761	807	3/31/2021
Subtotal - General Account	XXX	XXX	$8,681	XXX	XXX
68

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS
NOTE 20 - LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period

Guaranteed Separate Accounts
059469AF3	$98,197	$96,867	$1,330	$96,867	$96,375	12/31/2021
001406AB3	68,038	45,615	22,423	45,615	48,012	6/30/2021
12628KAF9	93,689	88,670	5,019	88,670	92,046	6/30/2021
94988PAC7	348,278	196,790	151,488	196,790	196,771	6/30/2021
94988PAD5	5,106,192	4,870,842	235,350	4,870,842	4,870,940	6/30/2021
94988YAB0	115,161	87,030	28,131	87,030	87,036	6/30/2021
94988YAD6	118,043	110,720	7,323	110,720	110,727	6/30/2021
94988YAF1	117,739	110,868	6,871	110,868	110,877	6/30/2021
94988YAH7	361,302	288,297	73,005	288,297	288,317	6/30/2021
94989FAB0	112,525	91,248	21,277	91,248	91,256	6/30/2021
94989FAF1	115,288	85,291	29,997	85,291	85,291	6/30/2021
94989FAH7	351,150	322,735	28,415	322,735	322,743	6/30/2021
126673QR6	146,795	146,768	27	146,768	146,132	3/31/2021
3622E8AC9	50,344	47,152	3,192	47,152	49,644	3/31/2021
61749EAE7	45,261	41,761	3,500	41,761	44,077	3/31/2021
61749EAH0	137,236	127,682	9,554	127,682	134,904	3/31/2021
76110VSU3	1,487	1,274	213	1,274	325	3/31/2021
Subtotal - Guaranteed Separate Accounts	XXX	XXX	627	XXX	XXX
Grand Total	XXX	XXX	$9,308	XXX	XXX
(1)Only the impaired lots within each CUSIP are included within this table.
(2)CUSIP amounts less than $1 thousand within this table are shown as zero.

NOTE 21 - SUBSEQUENT EVENTS

At March 10, 2022, the date the financial statements were available to be issued, there have been no events occurring subsequent to the close of the Company’s books or accounts for the accompanying statutory financial statements that would have a material effect on the financial condition of the Company.
69

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

GLOSSARY OF TERMS

Term	Description
ABS	Asset-backed securities
AVR	Asset valuation reserve
CARES Act	Coronavirus Aid, Relief, and Economic Security Act
CARVM	Commissioners’ Annuity Reserve Valuation Method
CLICNY	Cigna Life Insurance Company of New York
COLI	Corporate owned life insurance
CRVM	Commissioners’ Reserve Valuation
CSAs	Credit support annexes
DSID	Delaware State Insurance Department
DTA(s)	Deferred tax asset(s)
DTL(s)	Deferred tax liability(ies)
ETFs	exchange traded funds
FHLB	Federal Home Loan Bank
GBS	Group Benefit Solutions
GMAB	Guaranteed minimum accumulation benefit
GMDB	Guaranteed minimum death benefit
IMR	Interest maintenance reserve
IRS	Internal Revenue Service
LIHTC	Low-income housing tax credit
LINA	Life Insurance Company of North America
LTV	Loan to value ratio
MCF	Madison Capital Funding LLC
MCF Note Agreement	New York Life note funding agreement with MCF
NAIC	National Association of Insurance Commissioners
NAIC SAP	National Association of Insurance Commissioners’ Accounting Practices and Procedures
NAV	Net asset value
New York Life	New York Life Insurance Company
NYLARC	New York Life Agents Reinsurance Company
NYLAZ	NYLIFE Insurance Company of Arizona
NYLCC	New York Life Capital Corporation
NYLGICNY	New York Life Group Insurance Company of NY
NYLIM	New York Life Investment Management LLC
NYL Investments	New York Life Investment Management Holdings LLC
NYSDFS	New York State Department of Financial Services
OTC	Over-the-counter
OTC-cleared	Over-the-counter clearinghouse
OTC-bilateral	Over-the-counter bilateral agreements
OTTI	Other-than-temporary impairment(s)
PBR	Principle-based reserving
REO	Real estate owned
SSAP	Statement of statutory accounting principle
SVO	Securities Valuation Office
70

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
NOTES TO STATUTORY FINANCIAL STATEMENTS

Term	Description
Taiwan Branch	NYLIAC's former branch operations in Taiwan
Taiwan Corporation	New York Life Insurance Taiwan Corporation
TDR	Troubled debt restructuring
The Commissioner	Delaware Insurance Commissioner
The Company	New York Life Insurance and Annuity Corporation
The Fund	The MainStay VP Funds Trust
U.S. GAAP	Accounting principles generally accepted in the United States of America
UL	Universal life
VA	Variable annuity
VM-21	Valuation manual requirements for PBR for variable annuity products
VM-22	Valuation manual requirements for maximum valuation interest rates for income annuities
VUL	Variable universal life
Yuanta	Yuanta Financials Holding Co., Ltd.
71

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
SCHEDULE 1 - SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
At and for the Year Ended December 31, 2021

The following is a summary of certain financial information included in exhibits and schedules in the Annual Statement filed with the Delaware Insurance Department subjected to audit procedures by independent auditors and utilized by actuaries in the determination of reserves.

Investment Income Earned:
U.S. government bonds	$193,332,058
Other bonds (unaffiliated)	3,026,073,977
Bonds of affiliates	99,511,624
Preferred stocks (unaffiliated)	138,268
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	32,283,679
Common stocks of affiliates	—
Mortgage loans	632,010,761
Real estate	7,933,966
Premium notes, policy loans and liens	63,754,043
Cash on hand and on deposit	21,813
Short-term investments	1,623,250
Derivative instruments	79,759,675
Other invested assets	175,809,481
Aggregate write-ins for investment income	9,912,152
Gross investment income	$4,322,164,747

Real Estate Owned - Book Value less Encumbrances	$95,731,841

Mortgage Loans - Book Value:

Residential mortgages	$7,553,137
Commercial mortgages	13,746,184,850
Mezzanine real estate loans	560,925,813
Total mortgage loans	$14,314,663,800

Mortgage Loans by Standing - Book Value:
Good standing	$14,313,419,901
Good standing with restructured terms	$—
Interest overdue more than 90 days, not in foreclosure	$588,900
Foreclosures in process	$654,999

Other Invested Assets - Statement Value	$3,096,275,241

Collateral Loans	$—
72

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1 - SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA (continued)

Bonds and Stocks of Parent, Subsidiaries and Affiliates - Book Value:
Bonds	$2,895,559,880
Preferred stocks	$—
Common stocks	$—

Bonds and Short-Term Investments by Maturity and NAIC Designation:
Bonds by maturity - statement value:
Due within one year or less	$7,197,073,556
Over one year through five years	31,066,434,335
Over five years through 10 years	27,078,124,791
Over 10 years through 20 years	11,638,359,989
Over 20 years	15,566,991,162
Total by maturity	$92,546,983,833

Bonds by NAIC designation - statement value
NAIC 1	$58,520,850,216
NAIC 2	29,366,847,951
NAIC 3	2,509,321,454
NAIC 4	1,637,413,016
NAIC 5	398,857,727
NAIC 6	113,693,469
Total by NAIC designation	$92,546,983,833

Total bonds publicly traded	$52,490,192,179
Total bonds privately placed	$40,056,791,654

Preferred Stocks - Statement Value	$41,168,369

Common Stocks - Fair Value	$1,593,582,240

Short-Term Investments - Book Value	$198,683,654

Options, Caps and Floors Owned - Statement Value	$27,015,612

Options, Caps and Floors Written and In-Force - Statement Value	$—

Collar, Swap and Forward Agreements Open - Statement Value	$529,137,597

Future Contracts Open - Current Value	$(18,371)

Cash on Deposit	$(183,897,413)
73

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1 - SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA (continued)

Life Insurance In-Force (in thousands):
Industrial	$—
Ordinary	$182,301,740
Credit life	$—
Group life	$688,505,866

Amount of Accidental Death Insurance In-Force Under
Ordinary Policies (in thousands):	$926,007

Life Insurance Policies with Disability Provisions In-Force (in thousands):
Industrial	$—
Ordinary	$14,915,068
Credit life	$—
Group life	$—

Supplementary Contracts In-Force:
Ordinary - not involving life contingencies
Amount on deposit	$465,879,126
Income payable	$53,051,444

Ordinary - involving life contingencies
Income payable	$46,092,616

Group - not involving life contingencies
Amount on deposit	$—
Income payable	$—

Group - involving life contingencies
Income payable	$—

Annuities:
Ordinary
Immediate - amount of income payable	$1,756,779,371
Deferred - fully paid account balance	$43,768,710,328
Deferred - not fully paid - account balance	$42,313,363,883

Group
Amount of income payable	$83,229,538
Fully paid account balance	$1,505,635
Not fully paid - account balance	$—

74

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1 - SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA (continued)

Accident and Health Insurance - Premiums In-Force
Ordinary	$—
Group	$—
Credit	$—

Deposit Funds and Dividend Accumulations:
Deposit funds - account balance	$230,916,085
Dividend accumulations - account balance	$—

Claim Payments 2021 (in thousands):
Group accident and health - year ended December 31, 2019
2021	$—
2020	$—
2019	$—
2018	$—
2017	$—
Prior	$—

Other accident and health
2021	$—
2020	$—
2019	$—
2018	$—
2017	$—
Prior	$—

Other coverages that use developmental methods to calculate
claims reserves (in thousands):
2021	$788,390
2020	$940,401
2019	$772,338
2018	$572,941
2017	$489,716
Prior	$(11,692)
75

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
SCHEDULE 2 - SUMMARY INVESTMENT SCHEDULE
At and for the Year Ended December 31, 2021

	Gross Investment		Admitted Assets as
Investment Categories	Holdings*		Reported in the Annual Statement
	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage
Bonds:
U.S. governments	$6,147,883,480	5.431%	$6,147,883,480	—	$6,147,883,480	5.433%
All other governments	265,846,259	0.235	265,846,259	—	265,846,259	0.235
U.S. states, territories and possessions, etc. guaranteed	—	—	—	—	—	—
U.S. political subdivisions of states, territories, and possessions, guaranteed	—	—	—	—	—	—
U.S. special revenue and special assessment obligations, etc. non-guaranteed	14,593,904,742	12.893	14,593,904,742	—	14,593,904,742	12.897
Industrial and miscellaneous	66,068,807,577	58.367	66,068,807,577	—	66,068,807,577	58.388
Hybrid securities	—	—	—	—	—	—
Parent, subsidiaries and affiliates	2,895,559,880	2.558	2,895,559,880	—	2,895,559,880	2.559
SVO identified funds	124,592,908	0.110	124,592,908	—	124,592,908	0.110
Unaffiliated Bank loans	670,759,310	0.593	670,759,310	—	670,759,310	0.593
Total long-term bonds	90,767,354,156	80.186	90,767,354,156	—	90,767,354,156	80.215
Preferred Stocks:
Industrial and miscellaneous (Unaffiliated)	41,168,368	0.036	41,168,368	—	41,168,368	0.036
Parent, subsidiaries and affiliates	—	—	—	—	—	—
Total preferred stocks	41,168,368	0.036	41,168,368	—	41,168,368	0.036
Common Stock:
Industrial and miscellaneous Publicly traded (Unaffiliated)	1,070,437,305	0.946	1,070,437,305	—	1,070,437,305	0.946
Industrial and miscellaneous Other (Unaffiliated)	88,761,428	0.078	88,761,428	—	88,761,428	0.078
Parent, subsidiaries and affiliates Publicly traded	—	—	—	—	—	—
Parent, subsidiaries and affiliates Other	—	—	—	—	—	—
Mutual funds	434,383,503	0.384	434,383,503	—	434,383,503	0.384
Unit investment trusts	—	—	—	—	—	—
Closed-end funds	—	—	—	—	—	—
Total common stocks	1,593,582,236	1.408	1,593,582,236	—	1,593,582,236	1.408
Mortgage loans:
Farm mortgages	—	—	—	—	—	—
Residential mortgages	7,553,140	0.007	7,553,140	—	7,553,140	0.007
Commercial mortgages	13,746,184,846	12.144	13,749,759,846	—	13,749,759,846	12.151
Mezzanine real estate loans	560,925,814	0.496	560,925,814	—	560,925,814	0.496
Total valuation allowance	—	—	(3,575,000)	—	(3,575,000)	(0.003)
Total mortgage loans	14,314,663,800	12.646	14,314,663,800	—	14,314,663,800	12.651
Real Estate:
76

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 2 - SUMMARY INVESTMENT SCHEDULE (continued)

	Gross Investment		Admitted Assets as
Investment Categories	Holdings*		Reported in the Annual Statement
	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage
Properties occupied by company	—	—	—	—	—	—
Properties held for production of income	95,731,841	0.085	95,731,841	—	95,731,841	0.085
Properties held for sale	—	—	—	—	—	—
Total real estate	95,731,841	0.085	95,731,841	—	95,731,841	0.085
Cash, cash equivalents and short-term investments:
Cash	(183,897,413)	(0.162)	(183,897,413)	—	(183,897,413)	(0.163)
Cash equivalents	1,747,991,566	1.544	1,747,991,569	—	1,747,991,569	1.545
Short-term investments	198,683,654	0.176	198,683,654	—	198,683,654	0.176
Total cash, cash equivalents and short-term investments	1,762,777,807	1.557	1,762,777,810	—	1,762,777,810	1.558
Contract loans	874,018,790	0.772	856,848,819	—	856,848,819	0.757
Derivatives	580,947,822	0.513	580,947,822	—	580,947,822	0.513
Other invested assets	3,120,163,858	2.756	3,096,275,241	—	3,096,275,241	2.736
Receivables for securities	9,295,742	0.008	9,295,742	—	9,295,742	0.008
Securities Lending	—	—	—	—
Other invested assets	36,240,540	0.032	36,240,540	—	36,240,540	0.032
Total invested assets	$113,195,944,960	100.000%	$113,154,886,375	—	$113,154,886,375	100.000%
* Gross investment holdings as valued in compliance with NAIC Accounting Practices & Procedures Manual.
77

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES
At and for the Year Ended December 31, 2021

NAIC Group Code: 0826	NAIC Company Code: 91596	EIN: 13-3044743
The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements.

Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity’s total admitted assets held in that category of investments.

1.Reporting entity’s total admitted assets as reported on Page 2 of this annual statement. $124,647,055,269

2.Ten largest exposures to a single issuer/borrower/investment.

	Description of		Percentage of Total
Issuer	Exposure	Amount	Admitted Assets
NEW YORK LIFE INS CO (MADISON CAPITAL FUNDING LLC )	Affiliated Bonds/Limited Partnership	$3,620,486,569	2.90%
WELLS FARGO	Bonds/Equity	$1,052,508,547	0.84%
JP MORGAN	Bonds/Equity	$1,012,218,098	0.81%
NYLIM HOLDINGS NOTE	Bonds	$762,000,000	0.61%
MORGAN STANLEY	Bonds/Equity	$757,647,831	0.61%
GS MORTGAGE	Bonds	$746,354,353	0.60%
CITIGROUP	Bonds/Equity	$596,714,374	0.48%
THE MACERICH COMPANY	Mortgage Loans	$477,885,388	0.38%
MAPLETREE INVESTMENTS PTE LTD	Mortgage Loans	$476,000,000	0.38%
CALIFORNIA STATE TEACHERS RETIREMENT SYSTEM	Mortgage Loans	$418,564,212	0.34%
3.Amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC rating.

Rating	Bonds	Percentage of Total Admitted Assets	Preferred Stocks		Percentage of Total Admitted Assets
NAIC – 1	$58,520,850,216	46.95%	P/RP - 1	$—	—%
NAIC – 2	$29,366,847,951	23.56%	P/RP - 2	$3,788,023	—%
NAIC – 3	$2,509,301,029	2.01%	P/RP - 3	$—	—%
NAIC – 4	$1,637,413,017	1.31%	P/RP - 4	$—	—%
NAIC – 5	$398,878,159	0.32%	P/RP - 5	$—	—%
NAIC – 6	$113,693,469	0.09%	P/RP - 6	$37,380,345	0.03%

78

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)
4.Assets held in foreign investments:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets?
Yes [ ] No [X]

If response to 4.01 above is Yes, responses are not required for interrogatories 5-10

Total admitted assets held in foreign investments	$14,445,374,617	11.59%
Foreign-currency-denominated investments	$—	—%
Insurance liabilities denominated in that same foreign currency	$—	—%
5.Aggregate foreign investment exposure categorized by NAIC sovereign rating:

Countries rated NAIC-1	$13,954,685,882	11.20%
Countries rated NAIC-2	$363,602,897	0.29%
Countries rated NAIC-3 or below	$127,085,838	0.10%
6.Largest foreign investment exposures by country, categorized by NAIC sovereign rating:

Countries rated NAIC-1:
UNITED KINGDOM	$4,133,201,612	3.32%
CAYMAN ISLANDS	$3,381,678,388	2.71%
Countries rated NAIC-2:
MEXICO	$145,968,554	0.12%
PERU	$34,120,211	0.03%
Countries rated NAIC-3 or below:
BARBADOS	$66,461,111	0.05%
BAHAMAS	$25,157,298	0.02%

7. Aggregate unhedged foreign currency exposure	$492,398,429	0.40%
8.Aggregate unhedged foreign currency exposure categorized by the country’s NAIC sovereign rating:

Countries rated NAIC-1:	$485,369,047	0.39%
Countries rated NAIC-2:	$5,323,412	—%
Countries rated NAIC-3 or below:	$1,705,969	—%
9.Largest unhedged foreign currency exposures by country, categorized by the country’s NAIC sovereign rating:

Countries rated NAIC-1:
LUXEMBOURG	$162,742,252	0.13%
AUSTRALIA	$114,398,471	0.09%
Countries rated NAIC-2:
INDIA	$2,870,272	—%
ITALY	$883,771	—%
Countries rated NAIC-3 or below:
BRAZIL	$887,059	—%
SOUTH AFRICA	$706,336	—%
10.Ten largest non-sovereign (i.e. non-governmental) foreign issues:
79

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

Issuer	NAIC Rating
SMITH & NEPHEW PLC	2.B	$144,500,000	0.12%
TRITAX BIG BOX REIT PLC	2.A	$135,783,624	0.11%
STATNETT SF	1.F	$123,800,000	0.10%
BANCO SANTANDER SA	1.E FE	$115,957,014	0.09%
ANGLIAN WATER GROUP LTD	1.G FE	$114,409,254	0.09%
ANGEL TRAINS GRP	2.B	$112,283,914	0.09%
BUUK INFRASTRUCTURE ISSUER PLC	2.B.FE	$101,990,094	0.08%
BRITISH LAND COMPANY PLC	1.F	$101,300,043	0.08%
COMPAGNIE DES LEVURES LESAFFRE SA	2.A	$96,661,978	0.08%
THAMES WATER UTILITIES HOLDINGS	2.A	$94,813,605	0.08%
11.Amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure.

Are assets held in Canadian investments less than 2.5% of the reporting entity’s total admitted assets? Yes [X] No [ ]

If response to 11.01 is Yes, detail is not required for the remainder of Interrogatory 11

12.Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments with contractual sales restrictions.

Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity’s total admitted assets? Yes[X] No[ ]

If response to 12.01 is Yes, responses are not required for the remainder of Interrogatory 12

13. Amounts and percentages of admitted assets held in the ten largest equity interests:

Are assets held in equity interest less than 2.5% of the reporting entity’s total admitted assets?
Yes [] No [X]

If response to 13.01 above is Yes, responses are not required for the remainder of Interrogatory 13

Issuer
MADISON CAPITAL FUNDING LLC	$1,486,926,689	1.19%
VANGUARD 500 INDEX FUND	$305,783,669	0.25%
S&P DEPOSITORY RECEIPTS	$250,068,340	0.20%
CANDRIAM WORLD ALTERNATIVE ALPHAMAX V	$88,224,611	0.07%
STONE RIDGE HOLDING GROUP LP - PREFERRED SHARES	$87,210,000	0.07%
GOLDPOINT MEZZANINE PARTNERS IV, LP	$83,357,156	0.07%
CURZON CAPITAL PARTNERS 5 LONG-LIFE LP	$81,575,060	0.07%
REEP-RTL NPM GA LLC	$73,578,607	0.06%
CANDRIAM GF HIGH YIELD CORPORATE BOND	$71,026,995	0.06%
MACKAY SHIELDS EUROPEAN CREDIT OPPORTUNITY FUND LIMITED	$57,869,422	0.05%
80

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)
14. Amounts and percentages of the reporting entity’s total admitted assets held in nonaffiliated, privately placed equities:
Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity’s total admitted assets? Yes [X] No [ ]

If response to 14.01 above is yes, responses are not required for 14.02 through 14.05.

Aggregate statement value of investments held in nonaffiliated, privately placed equities
Largest three investments held in nonaffiliated, privately placed equities:

Ten largest fund managers:

Fund Manager	Total Invested	Diversified	Nondiversified
STONE RIDGE	$934,394,008	$—	$934,394,008
THE VANGUARD GROUP, INC.	$305,783,669	$305,783,669	$—
CANDRIAM LUXEMBOURG	$292,552,987	$—	$292,552,987
STATE STREET GLOBAL ADVISORS	$250,068,340	$250,068,340	$—
BLACKROCK ADVISORS, LLC	$125,191,449	$125,191,449	$—
GOLDPOINT PARTNERS	$155,582,798	$—	$155,582,798
MACKAY SHIELDS LLC	$105,446,250	$47,576,828	$57,869,422
INDEXIQ ADVISORS LLC	$70,489,793	$55,647,137	$14,842,656
AUSBIL INVESTMENT MANAGEMENT LIMITED	$63,611,550	$—	$63,611,550
WHITEHORSE	$47,318,231	$—	$47,318,231

15. Amounts and percentages of the reporting entity’s total admitted assets held in general partnership interests:

Are assets held in general partnership interests less than 2.5% of the reporting entity’s total admitted assets? Yes [X] No [ ]

If response to 15.01 above is Yes responses are not required for the remainder of Interrogatory 15

16. Amounts and percentages of the reporting entity’s total admitted assets held in mortgage loans:

Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity’s total admitted assets? Yes [ ] No [X]

If response to 16.01 above is Yes, responses are not required for the remainder of Interrogatory 16 and Interrogatory 17

Type ( Residential, Commercial, Agricultural)
Commercial	$405,500,000	0.33%
Commercial	$306,245,000	0.25%
Commercial	$256,048,019	0.21%
Commercial	$247,100,000	0.20%
Commercial	$236,085,030	0.19%
Commercial	$228,900,000	0.18%
Commercial	$182,562,620	0.15%
Commercial	$180,094,655	0.14%
Commercial	$159,458,830	0.13%
Commercial	$159,000,000	0.13%
81

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)
Amount and percentage of the reporting entity’s total admitted assets held in the following categories of mortgage loans:

Construction loans	$261,014,641	0.21%
Mortgage loans over 90 days past due	$588,900	—%
Mortgage loans in the process of foreclosure	$654,999	—%
Mortgage loans foreclosed	$70,043,441	0.06%
Restructured mortgage loans	$—	—%
17.Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

Loan-to-Value	Residential		Commercial		Agricultural
above 95%	$—	—%	$22,641,150	0.02%	$—	—%
91% to 95%	$—	—%	$—	—%	$—	—%
81% to 90%	$—	—%	$292,748,127	0.23%	$—	—%
71% to 80%	$654,999	—%	$707,441,543	0.57%	$—	—%
Below 70%	$6,898,138	0.01%	$13,284,279,843	10.66%	$—	—%
18. Amounts and percentages of the reporting entity’s total admitted assets held in each of the five largest investments in real estate:

Are assets held in real estate reported less than 2.5% of the reporting entity’s total admitted assets
Yes [X] No [ ]

If response to 18.01 above is Yes, responses are not required for the remainder of Interrogatory 18

19. Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments held in mezzanine real estate loans:

Are assets held in investment held in mezzanine real estate loans less than 2.5% of the reporting entity’s total admitted assets Yes [X] No [ ]

If response to 19.01 above is Yes, responses are not required for the remainder of Interrogatory 19

20.Amounts and percentages of the reporting entity’s total admitted assets subject to the following types of agreements:

			At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr
Securities lending agreements (do not include assets held as collateral for such transactions)	$627,831,122	0.50%	$625,066,731	$611,289,897	$629,487,560
Repurchase agreements	$—	—%	$—	$—	$—
Reverse repurchase agreements	$140,003,000	0.11%	$230,307,000	$239,209,000	$220,303,000
Dollar repurchase agreements	$210,281	—%	$—	$997,580	$503,149,619
Dollar reverse repurchase agreements	$—	—%	$—	$—	$—
82

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)
21.Amounts and percentages of the reporting entity’s total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

	Owned		Written

Hedging	$27,015,612	0.02%	$—	—%
Income generation	$—	—%	$—	—%
Other	$—	—%	$—	—%
22.Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps, and forwards:

			At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr

Hedging	$107,119,714	0.09%	$105,607,703	$102,364,529	$101,785,901
Income generation	$—	—%	$—	$—	$—
Replications	$5,972,573	—%	$10,710,596	$9,199,548	$6,491,399
Other	$—	—%	$—	$—	$—
23.Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for futures contracts:

At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr

Hedging	$368,825	—%	$36,943,492	$43,427,386	$732,473
Income generation	$—	—%	$—	$—	$—
Replications	$—	—%	$—	$—	$—
Other	$—	—%	$—	$—	$—
83

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
SCHEDULE 4 - SUPPLEMENTAL SCHEDULE OF REINSURANCE CONTRACTS
At and for the Year Ended December 31, 2021

1.Ceded Reinsurance contracts (or multiple contracts with the same reinsurer or its affiliates) subject to A-791 that includes a provision, which limits the reinsurer’s assumption of significant risks identified as in A-791.

None

2.Ceded Reinsurance contracts (or multiple contracts with the same reinsurer or its affiliates) not subject to A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk.

None

3.Ceded Reinsurance contracts containing features (except reinsurance contracts with a federal or state facility) described below which result in delays in payment in form or in fact:

a.Provisions which permit the reporting of losses, or settlements are made, less frequently than quarterly or payments due from the reinsurer are not made in cash within ninety (90) days of the settlement date (unless there is no activity during the period).

None

b.Payment schedules, accumulating retentions from multiple years or any features inherently designed to delay timing of the reimbursement to the ceding entity.

None

4.Contracts for which the reporting entity has reflected reinsurance accounting credit for any contracts not subject to Appendix A-791 and not yearly renewable term, which meet the risk-transfer requirements of SSAP 61R, including any new assumption reinsurance contracts.

None

5.Risk ceded which is not subject to A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statement, and either:

a.Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under U.S. generally accepted accounting principles (GAAP); or

None

b.Accounted for that contract as reinsurance under U.S. GAAP and as a deposit under SAP. If yes, explain why the contract (s) is treated different for GAAP and SAP.

None
84

The representation as to the reasonableness of aggregate fees and charges.
The signatures.
Written consents of the following persons (filed herewith):
(a) Michael McDonnell, Esq.
(b) PricewaterhouseCoopers LLP
The following exhibits:
1. The following exhibits correspond to those required by paragraph A of the instructions as to exhibits in form N-8B-2
(1)
Resolution of the Board of Directors of NYLIAC establishing the Separate Account — Previously filed as
Exhibit 1.(1) to Registrant’s initial Registration Statement on Form S-6, re-filed in accordance with
Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(1) to Registrant’s Post-Effective Amendment No. 4 on
Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 033-64410), filed 4/25/97 and incorporated herein by reference.

(2)	Not applicable.
(3)(a)(1)
Distribution Agreement between NYLIFE Securities Inc. and NYLIAC — Previously filed as Exhibit 1.(3)(a)
to Post-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC MFA Separate
Account-I (File No. 002-86084), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as
Exhibit 1.(3)(a)(1) to Registrant’s Post-Effective Amendment No. 4 on Form S-6 for NYLIAC Variable
Universal Life Separate Account-I (File No. 033-64410), filed 4/25/97 and incorporated herein by reference.

(3)(a)(2)
Distribution Agreement between NYLIFE Distributors Inc. and NYLIAC — Previously filed as
Exhibit (3)(a)(2) to Registrant’s Post-Effective Amendment No. 3 on Form S-6 for NYLIAC Variable
Universal Life Separate Account-I (File No. 033-64410), and filed 4/17/96 incorporated herein by reference.

(3)(a)(3)
Distribution and Underwriting Agreement, dated April 27, 2006, between New York Life Insurance and
Annuity Corporation and NYLIFE Distributors LLC — Previously filed in accordance with Regulation S-T,
17 CFR 232.102(e) as Exhibit (c)(3) to Post-Effective Amendment No. 16 on Form N-6 for NYLIAC
Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 8/15/06 and incorporated herein by reference.

(3)(a)(4)
Amendment to Distribution and Underwriting Agreement, dated March 6, 2015, between New York Life
Insurance and Annuity Corporation and NYLIFE Distributors LLC — Previously filed in accordance with
Regulation S-T, 17 CFR 232.102(e) as Exhibit(c)(4) to Post-Effective Amendment No. 25 on Form N-6 for
NYLIAC Variable Universal Life Separate Account-I (File No. 333-7930 9), filed 4/14/2015 and incorporated herein by reference.

(3)(b)	Not applicable.
(3)(c)	Not applicable.
(4)	Not applicable.
(5)
Form of Policy — Previously filed as Exhibit (5) to Registrant’s initial Registration Statement, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(5) to Registrant’s Post-Effective
Amendment No. 4 on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No.
033-6441 0), filed 4/25/97 and incorporated herein by reference. Rider to the Policy — Previously filed as
Exhibit 1.(5) to Registrant’s Post-Effective Amendment No. 5 on Form S-6 for NYLIAC Variable Universal
Life Separate Account-I (File No. 033-64410), filed 4/10/98 and incorporated herein by reference.

(6)(a)
Restated Certificate of Incorporation of NYLIAC — Previously filed as Exhibit (6)(a) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 002-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(6)(a) to the initial registration statement on Form
S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617),
filed 7/3/96 and incorporated herein by reference.

(6)(a)(1)
Amended and Restated Certificate of Incorporation of NYLIAC — Previously filed in accordance with
Regulation S-T, 17 CFR 232.102(e) as Exhibit 6(a)(1) to Post-Effective Amendment No. 36 to the
registration statement on Form N-4 for the NYLIAC MFA Separate Account - I (File No. 2-86083), filed
4/12/13 and incorporated herein by reference.

(6)(b)(1)
By-Laws of NYLIAC — Previously filed as Exhibit (6)(b) to the registration statement on Form S-6 for
NYLIAC MFA Separate Account-I (File No. 002-86083), re-filed in accordance with Regulation S-T, 17
CFR 232.102(e) as Exhibit 1.(6)(b) to the initial registration statement on Form S-6 for NYLIAC Corporate
Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

(6)(b)(2)
Amendments to By-Laws of NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR
232.102(e) as Exhibit (6)(b)(2) to Pre-Effective Amendment No. 1 to the registration statement on
Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), filed 4/3/98 and incorporated herein by reference.

(6)(b)(3)
Amended and Restated By-Laws of NYLIAC (effective May 1, 2009) — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 6(b)(3) to the registration statement on Form N-4 for the NYLIAC MFA Separate Account—I (File No. 2-86083), filed 4/12/13 and incorporated herein by reference.

(7)	Not applicable.
(8)	Not applicable.
(9)(a)
Powers of Attorney – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as
Exhibit (j)(1) to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate
Account-I, filed 3/22/22 and incorporated herein by reference.

(9)(b)
Memorandum describing NYLIAC’s issuance, transfer and redemption procedures for the Policies —
Previously filed as Exhibit 1.(11) to Registrant’s Pre-Effective Amendment No. 1 on Form S-6, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(9)(d) to Registrant’s Post-Effective
Amendment No. 4 on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No.
033-64410), filed 4/25/97 and incorporated herein by reference.

Participation Agreements
(9)(c)
Form of Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and
NYLIAC dated 9/14/05 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as
Exhibit (h)(22) to Post- Effective Amendment No. 13 to the registration statement on Form N-6 for NYLIAC
Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 9/15/05, and incorporated herein by reference.

(9)(d)
Form of Participation Agreement, dated May 1, 2007, among New York Life Insurance and Annuity
Corporation, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(26) to Post-Effective Amendment No.
17 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life
Separate Account-I (File No. 333-48300), filed 4/18/07 and incorporated herein by reference.

(9)(e)
Form of Participation Agreement, dated August 14, 2006, among New York Life Insurance and Annuity
Corporation, American Funds Insurance Series and Capital Research and Management Company -
Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(24) to Post-Effective
Amendment No. 16 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable
Universal Life Separate Account-I (File No. 333- 48300), filed 8/15/06 and incorporated herein by reference.

(9)(f)
Form of Fund Participation Agreement, dated March 25, 2011, and effective as of May 1, 2011, between
BlackRock Variable Series Funds, Inc., BlackRock Investments, LLC, and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 8(b)(b) to Post-Effective Amendment No.
25 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No.
033-53342), filed 4/14/11 and incorporated herein by reference.

(9)(g)
Form of Participation Agreement among Columbia Funds Variable Series Trust II, Columbia Management
Investment Distributors, Inc. and New York Life Insurance and Annuity Corporation, dated March 1, 2015 -
Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(g)(g) to
Post-Effective Amendment No. 29 to the registration statement on Form N-4 for NYLIAC Variable Annuity
Separate Account-I (File No. 033-53342), filed 4/14/15 and incorporated herein by reference.

(9)(h)
Form of Fund Participation Agreement, dated August 14, 2006, among New York Life Insurance and
Annuity Corporation, Delaware VIP Trust, Delaware Management Company, and Delaware Distributors,
L.P. - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(25) to
Post-Effective Amendment No. 16 to the registration statement on Form N-6 for NYLIAC Corporate
Sponsored Variable Universal Life Separate Account - (File No. 333-4830 0), filed 8/15/06 and incorporated herein by reference.

(9)(i)
Form of Participation Agreement, dated May 1, 2007, among New York Life Insurance and Annuity
Corporation, DWS Variable Series I, DWS Variable Series II, and DWS Investments VIT Funds, DWS
Scudder Distributors, Inc. and Deutsche Investment Management Americas Inc. - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(27) to Post-Effective Amendment No.
17 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life
Separate Account-I (File No. 333-48300), filed 4/18/07 and incorporated herein by reference.

(9)(j)
Form of Participation Agreement among Dreyfus Investment Portfolios, The Dreyfus Corporation, Dreyfus
Service Corporation and NYLIAC dated 6/1/01 - Previously filed in accordance with Regulation S-T, 17
CFR 232.102(e) as Exhibit (9)(r) to Pre-Effective Amendment No. 1 to the registration statement on
Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(9)(k)
Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity
Distributors Corporation and NYLIAC, as amended, dated 11/23/09 - Previously filed in accordance with
Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(f) to Post-Effective Amendment No. 24 to the
registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342),
filed 4/13/10 and incorporated herein by reference.

(9)(l)
Participation Agreement between Janus Aspen Series and NYLIAC dated 6/20/96 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1(9)(b)(3) to Pre-Effective Amendment No.
1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life
Separate Account-I (File No. 333- 07617), filed 1/2/97 and incorporated herein by reference.

(9)(m)
Form of Participation Agreement among Legg Mason Investor Services, LLC and New York Life
Insurance and Annuity Corporation dated 5/1/07 - Previously filed in accordance with Regulation S-T, 17
CFR 232.102(e) as Exhibit (8)(j)(j) to Post-Effective Amendment No. 31 to the registration statement on
Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-5334 2), filed 4/11/17 and incorporated herein by reference.

(9)(n)
Stock Sale Agreement between NYLIAC and MainStay VP Series Fund, Inc. (formerly New York Life MFA
Series Fund, Inc.) dated 6/4/93 - Previously filed as Exhibit 1.(9) to Registrant’s Pre-Effective Amendment
No. 1 on Form S-6, refiled as Exhibit 1.(9)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File
No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(9)(o)
Amendment dated 9/27/02 to Stock Sale Agreement dated 6/4/93 between NYLIAC and MainStay VP
Series Fund, Inc. - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as
Exhibit (8)(n) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC
Variable Annuity Separate Account-III (File No. 033-87382), filed 4/9/03 and incorporated herein by reference.

(9)(p)
Participation Agreement among New York Life Insurance and Annuity Corporation, MainStay VP Series
Fund, Inc., and New York Life Investment Management LLC dated 10/7/04 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(y) to Post-Effective Amendment No. 20 to the
registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account I (File No. 033-53342),
filed 4/10/06 and incorporated herein by reference.

(9)(q)
Form of Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial
Services Company and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e)
as Exhibit (8)(j) to Post- Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC
Variable Annuity Separate Account-I (File No. 033-53342), filed 4/16/98 and incorporated herein by reference.

(9)(r)
Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset
Management Inc. and NYLIAC dated 6/28/96 - Previously filed in accordance with Regulation S-T, 17
CFR 232.102(e) as Exhibit 1.(9)(b)(4) to Pre-Effective Amendment No. 1 to the registration statement on
Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No.
333-07617), filed 1/2/97 and incorporated herein by reference.

(9)(s)
Form of Fund Participation Agreement among Neuberger Berman Advisers Management Trust,
Neuberger Berman Management Inc. and NYLIAC dated 6/6/01 - Previously filed in accordance with
Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(q) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed
6/4/01 and incorporated herein by reference.

(9)(t)
Form of Participation Agreement among NYLIAC, PIMCO Variable Insurance Trust and PIMCO Advisors
Distributors LLC dated 4/12/04 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e)
as Exhibit (h)(17) to Post-Effective Amendment No. 9 to the registration statement on Form N-6 for
NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed
4/14/04 and incorporated herein by reference.

(9)(u)
Participation Agreement, dated June 5, 2007, among New York Life Insurance and Annuity Corporation,
Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc. and Lincoln Investment
Advisors Corporation — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as
Exhibit (h)(28) to Post Effective Amendment No. 18 to the registration statement on Form N-6 for NYLIAC
Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 6/5/07 and incorporated herein by reference.

Administrative Contracts
(9)(v)
Form of Service Agreement by and between AIM Advisors, Inc. and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(18) to Post-Effective Amendment No.
13 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life
Separate Account-I (File No. 333- 48300), filed 9/15/05 and incorporated herein by reference.

(9)(w)
Form of Administrative Services Agreement, dated May 1, 2007, among New York Life Insurance and
Annuity Corporation, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(23) to Post-Effective Amendment No.
17 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life
Separate Account-I (File No. 333- 48300), filed 4/18/07 and incorporated herein by reference.

(9)(x)
Form of Business Agreement, dated August 14, 2006, among New York Life Insurance and Annuity
Corporation, American Funds Distributors, Inc., and Capital Research and Management Company -
Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(21) to Post Effective
Amendment No. 16 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable
Universal Life Separate Account-I (File No. 333- 48300), filed 8/15/06 and incorporated herein by reference.

(9)(y)
Form of Administrative Services Agreement, dated March 25, 2011, and effective as of May 1, 2011, between BlackRock Advisors, LLC and NYLIAC — Previously filed in accordance with Regulation S-T, 17
CFR 232.102(e) as Exhibit 8(a)(a) to Post-Effective Amendment No. 25 to the registration statement on
Form N-4 for NYLIAC Variable Annuity Separate Account — I (File No. 033-53342), filed 4/14/11 and incorporated herein by reference.

(9)(z)
Administrative Services Letter of Agreement between Columbia Funds Distributor, Inc. and NYLIAC dated
11/1/04 - Previously filed in accordance with Regulation S-T, 17 CFR 231.102(e) as Exhibit (8)(t) to
Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity
Separate Account-I (File No. 033- 53342), filed 4/12/05 and incorporated herein by reference.

(9)(a)(a)
Form of Service Agreement, dated August 15, 2006, between Delaware Distributors, L.P. and New York
Life Insurance and Annuity Corporation — Previously filed in accordance with Regulation S-T, 17 CFR
232.102(e) as Exhibit (i)(22) to Post-Effective Amendment No. 17 to the registration statement on
Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No.
333-48300), filed 4/18/07 and incorporated herein by reference.

(9)(a)(b)
Administrative Services Letter of Agreement, dated May 1, 2007, between Deutsche Investment Manager
Americas, Inc. and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as
Exhibit (i)(14) to Pre- Effective Amendment No. 1 to the registration statement on Form N-6 for NYLIAC
Variable Universal Life Separate Account-I (File No. 333-1477 07), filed 4/14/08 and incorporated herein by reference.

(9)(a)(c)
Administrative Services Agreement between Dreyfus Corporation and NYLIAC dated June 1, 2001.-
Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(3) to Post-Effective
Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate
Account-I (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(9)(a)(d)
Service Agreement between Fidelity Investments Institutional Operations Company, Inc. and NYLIAC
dated 6/1/99 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(7) to
Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal
Life Separate Account-I (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(9)(a)(e)
Administrative Services Agreement between Janus Capital Corporation and NYLIAC dated 10/1/00 -
Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(4) to Post-Effective
Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate
Account-I (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(9)(a)(f)
Form of Administrative Services Agreement among Legg Mason Investor Services, LLC and New York
Life Insurance and Annuity Corporation dated 5/1/07 - Previously filed in accordance with Regulation S-T,
17 CFR 232.102(e) as Exhibit (8)(k)(k) to Post-Effective Amendment No. 31 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/11/17 and incorporated herein by reference.

(9)(a)(g)
Form of Substitution Agreement among NYLIAC, MainStay Management LLC, and New York Life
Investment Management LLC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as
Exhibit (9)(s) to Pre- Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC
Variable Universal Life Separate Account-I (File No. 333-5721 0), filed 6/4/01 and incorporated herein by reference.

(9)(a)(h)
Administrative Services Agreement between Massachusetts Financial Services Company and NYLIAC dated 2/18/00 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(8) to
Post-Effective Amendment No. 3 to the registration statement on Form N-6 for NYLIAC Variable Universal
Life Separate Account-I (File No. 333-57210), filed 2/12/03 and incorporated herein by reference.

(9)(a)(i)
Administrative Service Agreement between Morgan Stanley & Co. Incorporated and NYLIAC dated
4/30/03 — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(15) to
Pre-Effective Amendment No. 1 to the registration statement on Form N-6 for NYLIAC Variable Universal
Life Separate Account-I (File No. 333-147707), filed 4/14/08 and incorporated herein by reference.

(9)(a)(j)
Form of Distribution and Administrative Services Agreement, Class S Shares, between Neuberger
Berman Management, Inc. and NYLIAC -Previously filed in accordance with Regulation S-T, 17 CFR
232.102(e) as Exhibit (8)(w) to Post-Effective Amendment No. 19 to the registration statement on
Form N-4 for NYLIAC Variable Annuity Separate Account III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(9)(a)(k)
Administrative, Distribution and Business Services Agreements between New York Life Investment
Management LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e)
as Exhibit (i)(5) to Post- Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC
Variable Universal Life Separate Account-I (File No. 333-7930 9), filed 1/21/03 and incorporated herein by reference.

(9)(a)(j)
Form of Distribution and Administrative Services Agreement, Class S Shares, between Neuberger
Berman Management, Inc. and NYLIAC -Previously filed in accordance with Regulation S-T, 17 CFR
232.102(e) as Exhibit (8)(w) to Post-Effective Amendment No. 19 to the registration statement on
Form N-4 for NYLIAC Variable Annuity Separate Account III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(9)(a)(k)
Administrative, Distribution and Business Services Agreements between New York Life Investment
Management LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e)
as Exhibit (i)(5) to Post- Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC
Variable Universal Life Separate Account-I (File No. 333-7930 9), filed 1/21/03 and incorporated herein by reference.

(9)(a)(l)
Administrative Services Agreement between New York Life Investment Management LLC and NYLIAC dated 1/1/05 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(w) to
Post-Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity
Separate Account-I (File No. 033-53342), filed 4/10/06 and incorporated herein by reference.

(9)(a)(m)
Amended and Restated Administrative Services Agreement between New York Life Investment
Management LLC and NYLIAC, dated February 17, 2012 - Previously filed in accordance with Regulation
S-T 17 CFR 232.102(e) as Exhibit (8)(c)(c) to Post-Effective Amendment No. 26 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed
4/11/12 and incorporated herein by reference.

(9)(a)(n)
Services Agreement between PIMCO Variable Insurance Trust and NYLIAC dated 4/12/04 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(13) to Post-Effective
Amendment No. 10 to the registration statement on Form N-6 for NYLIAC Variable Universal Life
Separate Account-I (File No. 333-57210), filed 4/13/05 and incorporated herein by reference.

(9)(a)(o)
Administrative Services Agreement dated June 5, 2007 between Lincoln Investment Advisors Corporation and New York Life Insurance and Annuity Corporation — Previously filed in accordance with Regulation
S-T, 17 CFR 232.102(e) as Exhibit (i)(25) to Post-Effective Amendment No. 19 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File
No. 333-48300), filed 12/13/07 and incorporated herein by reference.

(9)(a)(p)
Form of Amended and Restated Service Contract between Fidelity Distributors Corporation and NYLIFE
Distributors dated 10/1/11 – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as
Exhibit (i)(20) to Post-Effective Amendment No. 31 to the registration statement on Form N-6 for NYLIAC
Variable Universal Life Separate Account-I (File No. 333-7930 9), filed 4/9/20 and incorporated herein by reference.

(9)(a)(q)
Tri Party Agreement among Legg Mason Partners Variable Equity Trust, Legg Mason Partners Fund
Advisor, LLC, New York Life Insurance and Annuity Corporation, American Funds Insurance Series,
American Funds Distributor, Inc., and Capital Research and Management Company dated
4/13/2020—Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(11) to
Post-Effective Amendment No. 2 to the registration statement on Form N-4 for NYLIAC Variable Annuity
Separate Account III (File No. 333-239752), filed 11/29/21 and incorporated herein by reference.

(9)(a)(r)
Tri Party Agreement dated January 21, 2022, among Legg Mason Partners Variable Equity Trust, Legg
Mason Partners Fund Advisor, LLC, New York Life Insurance and Annuity Corporation, and Invesco
Advisers, Inc(with certain marked omissions that are not material and would cause competitive harm if disclosed)— Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(22) to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I, filed
3/22/22 and incorporated herein by reference.

2.	Opinion and Consent of Michael McDonnell, Esq. — Filed herewith.
3.	Not applicable.
4.	Not applicable.
5.	Not applicable.
6.	Opinion and Consent of Actuary Not applicable.
7.	Consent of PricewaterhouseCoopers LLP – Filed herewith.

DIRECTORS AND OFFICERS OF THE DEPOSITOR
The principal business address of each director and officer of NYLIAC is 51 Madison Avenue, New York, NY 10010.
Name:	Title:
DeSanto, Craig L.	Chairman of the Board, President & Director
Mathas, Theodore A.	Director & Chief Executive Officer
Brill, Elizabeth K.	Director, Senior Vice President & Chief Actuary
Cook, Alexander I. M.	Director & Senior Vice President
Feldstein, Eric	Director, Executive Vice President & Chief Financial Officer
Gardner, Robert M.	Director, Senior Vice President & Controller
Harte, Francis Michael	Director & Senior Vice President
Hendry, Thomas A.	Director, Senior Vice President & Treasurer
Kravitz, Jodi L.	Director, Senior Vice President & Actuary
Madgett, Mark J.	Director, Executive Vice President & Head of Agency
Malloy, Anthony R.	Director, Executive Vice President & Chief Investment Officer
Miller, Amy	Director, Senior Vice President, Deputy General Counsel & Assistant Secretary
Wion, Matthew D.	Director & Senior Vice President
Davidson, Sheila K.	Executive Vice President, Legal
Abramo, Stephen	Senior Vice President
Advani, Janice	Senior Vice President
Akkerman, John W.	Senior Vice President
Albarella, Joel I.	Senior Vice President
Badler, Sara L.	Senior Vice President & Chief Compliance Officer
Ball, Aaron C.	Senior Vice President
Barbari, Patricia	Senior Vice President & General Auditor
Berlin, Scott L.	Senior Vice President
Cassidy, William B.	Senior Vice President
Cherniavsky, Oksana	Senior Vice President
Cooney, Colleen C.	Senior Vice President
Cruz, David	Senior Vice President
DiMella, Robert A.	Senior Vice President
Formon, William	Senior Vice President
Giacco, Jay J.	Senior Vice President
Heine, Kevin J.	Senior Vice President
Herwig, Julie E.	Senior Vice President
Huang, Dylan W.	Senior Vice President
Hung, Yie-Hsin	Senior Vice President
Jayaraman, Nithya	Senior Vice President
Karaoglan, Alain L.	Senior Vice President
Karmen, Robert	Senior Vice President & Deputy General Counsel
Kary, Jason	Senior Vice President
Lamarque, Natalie	Senior Vice President, Legal
Lenz, Scott L.	Senior Vice President, Deputy General Counsel & Chief Tax Counsel
Loffredo, John M.	Senior Vice President
McCarthy, Elizabeth W.	Senior Vice President
McDonnell, Michael	Senior Vice President & Chief Legal Officer
Micucci, Alison H.	Senior Vice President
Navarro, Kathleen	Senior Vice President & Chief Diversity Officer
Phlegar, Jeffrey S.	Senior Vice President
Recine, Roberto	Senior Vice President
Rodgers, Joanne H.	Senior Vice President
Rosenthal, Benjamin L.	Senior Vice President & Chief Risk Officer
Rutigliano, Carla T.	Senior Vice President

Name:	Title:
Rzad, Amaury J.	Senior Vice President
Sabal, Craig A.	Senior Vice President & Deputy Chief Investment Officer
Schwartz, Richard C.	Senior Vice President
Silber, Irwin	Senior Vice President
Simonetti, Richard P.	Senior Vice President
Smith, A. Thomas III	Senior Vice President, Deputy General Counsel & Chief Investment Counsel
Steinberg, Joel M.	Senior Vice President
Susser, Andrew M.	Senior Vice President
Talgo, Mark W.	Senior Vice President
Tillotson, Sandra G.	Senior Vice President
Virendra, Sonali	Senior Vice President
Wang, Janet	Senior Vice President
Wheeler, Douglas A.	Senior Vice President
Woodward, Janelle	Senior Vice President
Yoon, Jae	Senior Vice President
Anderson, Erik A.	Vice President & Actuary
Armstrong, Vivian	Vice President
Ascione, Mitchell P.	Vice President
August, James R.	Vice President
Axberg, Kari	Vice President
Bader, Randi	Vice President & Associate General Counsel
Bain, Karen A.	Vice President – Tax
Baliga, Naman	Vice President
Bechar, Eric R.	Vice President
Behar, Paul	Vice President
Behrens, Dawn	Vice President
Beligotti, Jeffrey	Vice President & Actuary
Bopp, Kevin M	Vice President
Borisenko, Evgueni	Vice President & Actuary
Boyd IV, Robert L.	Vice President
Braut, Stephen A.	Vice President
Bredikis, Scott	Vice President
Brobston, Irena S.	Vice President
Brochard, Gabrielle	Vice President & Actuary
Brooks, Devon E.	Vice President
Brooks, Whytne	Vice President
Brotherton, Diane M.	Vice President
Budhwani, Reshma	Vice President
Bustamante, Rene	Vice President
Caminiti, Philip E.	Vice President
Campellone, Mark A.	Vice President
Carbone, Jeanne M.	Vice President & Actuary
Carey, Christopher H.	Vice President
Casanova, Ramon A.	Vice President & Actuary
Chan, David	Vice President, Associate General Counsel & Assistant Secretary
Chen, Roger	Vice President
Cherpelis, George S.	Vice President
Cirella, Margaret M.	Vice President
Civello, Alisa M.	Vice President
Closs, Nancy A.	Vice President
Cohen, Andrew J.	Vice President
Cohen, Ross E.	Vice President

Name:	Title:
Colleary, Maura R.	Vice President
Colon, Wilfred R.	Vice President
Colton, Andrew	Vice President
Connolly, Patrick J.	Vice President & Deputy General Counsel
Conti, Jane S.	Vice President
Coontz, Mickey W.	Vice President
Crawford, Thomas	Vice President & Actuary
Cristallo, Gina A.	Vice President
Cronin, Maureen A.	Vice President, Associate General Counsel & Assistant Secretary
Cruz, Jeanne M.	Vice President
Curran, Debra	Vice President
Danzig, Jeff	Vice President & Actuary
Davis, Juliet	Vice President
DelGreco, Phylliss A.	Vice President & Associate General Counsel
Della Porta, Marco G.	Vice President
Dial, Robert H.	Vice President
Dias, Maryann D.	Vice President
Diaz, Mayra L.	Vice President
DiCarmine, Kristen	Vice President
DiRago, John C.	Vice President
Donner, Andrew	Vice President
Donohue, Robert P.	Vice President & Assistant Treasurer
Doshi, Manoj	Vice President
Drinkard, Kenneth R.	Vice President & Associate General Auditor
Duarte, Deborah	Vice President
Dubrow, Michael G.	Vice President
Eppink, Jr., Richard H.	Vice President
Facinelli, Joanne S.	Vice President
Feinstein, Jonathan	Vice President
Ferguson, Robert E.	Vice President
Fitzgerald, Chirstopher P.	Vice President
Fitzgerald, Edward J.	Vice President
Florin, Timothy	Vice President
Fong, Michael	Vice President, Assistant Treasurer & Actuary
Frawley, Stephanie A.	Vice President
Freeman, Lisa A.	Vice President
Fromm, Paul	Vice President
Froshiesar, Donn	Vice President
Gallagher, Erin M.	Vice President
Gamble, Michael	Vice President
Gangemi, Thomas J.	Vice President
Gao, J. Kevin	Vice President & Associate General Counsel
Gill, Sandra	Vice President
Goldstein, Andrew	Vice President
Goldstein, Paul Z.	Vice President & Associate General Counsel
Gomez, Mark A.	Vice President & Associate General Counsel
Grisham Zrno, Brooke B.	Vice President
Gunda, Kishore	Vice President
Hajducek, Laura	Vice President
Hallahan, Mary T.	Vice President & Assistant Treasurer
Han, Wen Wei	Vice President & Actuary
Hanley, Dale A.	Vice President

Name:	Title:
Hayden, Adam C.	Vice President
Healy, Brendan J.	Vice President
Hekmat, Saba	Vice President
Heller, Thomas S.	Vice President
Henderson, Loyd T.	Vice President
Hoffman, Eric S.	Vice President
Hofmann, Glenn	Vice President
Howland, Abbett P.	Vice President
Hu, Amy	Vice President
Huang, Angela	Vice President & Actuary
Jenkins, Joanne E.	Vice President
Johnston, Albert W.	Vice President
Kakkanattu, Manual M.	Vice President
Katti, Rohit R.	Vice President
Kaufman, Wayne	Vice President
Kelly, Christopher P.	Vice President
Khalil, Saad A.	Vice President & Assistant Treasurer
Kim, Terry	Vice President
King, Martin L.	Vice President
Klatell, Jeremy	Vice President & Associate General Counsel
Koltisko, Joseph D.	Vice President
Kraus, Linda M.	Vice President
Krockta, Peter	Vice President
Krueger, Kyle	Vice President
Kuan, Melissa	Vice President
Kuhl, Amanda L.	Vice President & Actuary
Kula, Michael	Vice President
Kyan, Raymond	Vice President
Lackey, Michael P.	Vice President
Landaas, Marci P.	Vice President
LaPier, Theodore	Vice President & Assistant General Counsel
Larkin, Colleen E.	Vice President
Lathrop, Douglas	Vice President
Lee, Young	Vice President
Lewis, Sean S.	Vice President
Lippmen, John S.	Vice President
Loden, Wesley	Vice President & Actuary
Lowenhaupt-Brohan, Laura A.	Vice President & Associate General Auditor
Lynn, Eric J.	Vice President & Actuary
Madabushi, Krishna Prashanth	Vice President
Madgett, Sean	Vice President
Mak, William	Vice President
Marinaccio, Ralph S.	Vice President
Martello, Virginia C.	Vice President
Mauceri, Maria J.	Vice President & Actuary
Mayer, Carol S.	Vice President & Associate General Counsel
McClain, Keith B.	Vice President
McEldowney, Christian F.	Vice President
McGilberry, Brent	Vice President
McGinnis, Timothy M.	Vice President
McKeon, John	Vice President & Actuary
McNamara, Stephen J.	Vice President & Actuary

Name:	Title:
McNulty, Stephen B.	Vice President
Meere, Jacqueline	Vice President
Melka, Frank David	Vice President
Micale, Anthony F.	Vice President
Micun, Pawel	Vice President
Millay, Edward P.	Vice President
Mitchinson, Tod J.	Vice President & Chief Information Security Officer
Molinaro, Michael	Vice President
Mosquera, Jaime	Vice President & Actuary
Mount, William J.	Vice President
Murphy, Marijo F.	Vice President
Nair, Dinesh K.	Vice President
Nesle, Heather M.	Vice President
Newman, Jennifer	Vice President
Ng, Ching (Andrew)	Vice President & Actuary
Niessink, Karen D.	Vice President
O'Brien, Daniel J.	Vice President
O'Hanlon, Thomas P.	Vice President
O'Hearn, Claudine C.	Vice President
Orban, Rachel	Vice President & Associate General Counsel
Panganiban, Maria E.	Vice President
Paone, Jonathan T.	Vice President
Pasyanos, Michelle M.	Vice President & Actuary
Patience, Robert J.	Vice President
Pavone, Joseph	Vice President
Pensabene, Michael	Vice President
Perrotti, Anthony R.	Vice President
Perry, Valerie L.	Vice President - Underwriting
Petersen, Todd	Vice President & Actuary
Peterson, Joseph P.	Vice President
Peterson, Neil D.	Vice President
Pizzute, Robert J.	Vice President
Portnoy, Michael	Vice President
Quartararo, Paul	Vice President
Rajendran, Paul P.	Vice President
Rangachar, Raghu	Vice President & Actuary
Raturi, Sanjana	Vice President
Rhodehouse, Kevin G.	Vice President
Rice, Scott	Vice President
Rodrigue, Kyle	Vice President
Rosenblum, Tal	Vice President
Rosh, Robert M.	Vice President & Deputy General Counsel
Rotondo, Richard	Vice President
Roy, Arindam A.	Vice President
Rubin, Janis C.	Vice President
Safieh, Sean A.	Vice President
Sarma, Samar	Vice President
Sarrubbo, Amanda K.	Vice President & Actuary
Savica, Jennifer	Vice President
Scanlon, Swati S.	Vice President
Schair, Adam B.	Vice President
Schirizzo, Michael	Vice President

Name:	Title:
Scollan, Kathleen E.	Vice President
Scozzafava, Mark J.	Vice President
Seaman, Brian	Vice President
Seewald, Scott R.	Vice President
Seguin, Brian	Vice President
Sell, David S.	Vice President
Shapiro, Natalie	Vice President
Sherman, Eric C.	Vice President & Actuary
Sherman, Nancy G.	Vice President
Singh, Jacqueline	Vice President
Smith, Elizabeth A.	Vice President
Smith, Kevin M.	Vice President
Smith, Lorne M	Vice President & Associate General Counsel
Solazzo, Amy L.	Vice President
Sommer, Kenneth M.	Vice President
Sprauer, Scott	Vice President
Standbridge, Elizabeth A.	Vice President
Stazzone, Michael T.	Vice President
Steelman, Elliot H.	Vice President
Strutton, Rebecca	Vice President & Associate General Counsel
Suh, Hannah L.	Vice President & Actuary
Suryapranata, Monica	Vice President
Swaney, Jonathan B.	Vice President
Tai, Ka Luk Stanley	Vice President
Tate, William P.	Vice President
Taylor, John G.	Vice President
Taylor, Todd	Vice President & Actuary
Thomson, Alana D.	Vice President
Tillinghast, Mark E.	Vice President
Tobin, Michael	Vice President
Tomassi, Deborah A.	Vice President
Torrey, Arthur S.	Vice President
Tzani, Rodanthy	Vice President
Valdes, Gilberto	Vice President
Vandegrift, Donald P. Jr.	Vice President & Associate General Counsel
Verastegui, Victor A.	Vice President
Vicent, Carlos	Vice President
Vilchis, Hector D.	Vice President
Waelti, Linus	Vice President & Actuary
Wall, Joseph E.	Vice President
Walsh, Edward C.	Vice President
Walsh, Simon	Vice President
Wang, Ping	Vice President
Washington, Corey	Vice President
Weatherman, Aaron	Vice President & Actuary
Webster, Gregory H.	Vice President
Wei, Helen	Vice President
Weinstein, Scott W.	Vice President
Weiss, Jennifer M.	Vice President
White, Richard A.	Vice President
Whites, Charles A.	Vice President & Associate General Counsel
Wickwire, Brian D.	Vice President

Name:	Title:
Wilcox, Lyle D.	Vice President
Williams, Matthew	Vice President
Yashnyk, Michael A.	Vice President
Yee, Paul M.	Vice President
Yenko, Elizabeth M	Vice President
Zeng, Paul	Vice President & Actuary

SIGNATURES
Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant NYLIAC Variable Universal Life Separate Account-I, certifies that it has meet the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York on April 7, 2022.
NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT – I (Registrant)
By:	/s/ Charles A. Whites, Jr. Name: Charles A. Whites, Jr. Title: Vice President and Associate General Counsel
NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION (Depositor)
By:	/s/ Charles A. Whites, Jr. Name: Charles A. Whites, Jr. Title: Vice President and Associate General Counsel
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.
Craig L. DeSanto*	Chairman of the Board, President & Director
Elizabeth K. Brill*	Director
Alexander I. M. Cook*	Director
Eric Feldstein*	Director & Chief Financial Officer
Robert M. Gardner*	Director (Principal Accounting Officer)
Francis M. Harte*	Director
Thomas A. Hendry*	Director
Jodi L. Kravitz*	Director
Mark J. Madgett*	Director
Anthony R. Malloy*	Director
Theodore A. Mathas*	Director & Chief Executive Officer (Principal Executive Officer)
Amy Miller*	Director
Matthew D. Wion*	Director

By:	/s/ Charles A. Whites, Jr. Charles A. Whites, Jr. Attorney-in-Fact
April 7, 2022

*Pursuant to Powers of Attorney filed on 3/22/22.

EXHIBIT INDEX
EXHIBIT NUMBER	DESCRIPTION
(2)	Opinion and Consent of Michael McDonnell, Esq.
(7)	Consent of PricewaterhouseCoopers LLP.